UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	August 31, 2007

Date of reporting period:	February 28, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Federal Securities Fund

Semiannual Report – February 28, 2007

NOT FDIC-INSURED	May Lose Value
No Bank Guarantee

The views expressed in the President’s Message and Fund Profile reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President’s Message – Columbia Federal Securities Fund

Dear shareholder:

Investing is a long-term process and we are pleased that you have chosen to include the Columbia family of funds in your overall financial plan.

Your financial advisor can help you establish an appropriate investment portfolio and periodically review that portfolio. A well balanced portfolio is one of the keys to successful long-term investing. Your portfolio should be diversified across different asset classes and market segments and your chosen asset allocation should be appropriate for your investment goals, risk tolerance and time horizons.

However, creating an investment strategy is not a one-step process. From time to time, you’ll need to re-evaluate your strategy to determine whether your investment needs have changed. Most experts recommend giving your portfolio a “check-up” every year.

As you begin your portfolio check-up, consider whether you have experienced any major life events since the last time you assessed your portfolio. You may need to tweak your strategy if you have:

•	Gotten married or divorced

•	Added a child to your family

•	Made a significant change in employment

•	Entered or moved significantly closer to retirement

•	Experienced a serious illness or death in the family

•	Taken on or paid off substantial debt

It’s important to remember that over time, performance in different market segments will fluctuate. These shifts can cause your portfolio balance to drift away from your chosen asset allocation. A periodic portfolio check-up can help make sure your portfolio stays on track. Remember that asset allocation does not ensure a profit or guarantee against loss.

You’ll also want to analyze the individual investments in your portfolio. Of course, performance should be a key factor in your analysis, but it’s not the only factor to consider. Make sure the investments in your portfolio line up with your overall objectives and risk tolerance. Be aware of changes in portfolio management and pay special attention to any funds that have made significant shifts in their investment strategy.

We hope this information will help you, in working with your financial advisor, to stay on track to reach your investment goals. Thank you for your business and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Performance Information – Columbia Federal Securities Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 03/01/97 – 02/28/07 ($)

Share class

Sales charge	without	with
Class A	17,014	16,206
Class B	15,793	15,793
Class C	16,019	16,019
Class Z	17,361	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Federal Securities Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 02/28/07 (%)

Share class	A		B		C		Z
Inception	03/30/84		06/08/92		08/01/97		01/11/99
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	3.10	–1.79	2.72	-2.28	2.80	1.80	3.23
1-year	4.48	–0.48	3.71	-1.29	3.86	2.86	4.74
5-year	4.04	3.03	3.27	2.92	3.42	3.42	4.30
10-year	5.46	4.95	4.68	4.68	4.82	4.82	5.67

Average annual total return as of 3/31/07 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	2.22	–2.63	1.84	–3.16	1.92	0.92	2.35
1-year	5.80	0.77	5.01	0.01	5.17	4.17	6.06
5-year	4.49	3.48	3.71	3.36	3.87	3.87	4.75
10-year	5.64	5.12	4.85	4.85	5.00	5.00	5.85

The “with sales charge” returns include the maximum initial sales charge of 4.75% for Class A shares, maximum contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for class B shares and 1.00% for class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The table does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemptions of fund shares.

Class C and class Z are newer classes of shares. Class C share performance information includes returns of the fund’s Class B shares for periods prior to the inception of class C shares. Class B shares would have substantially similar annual returns as Class C shares because Class B and Class C shares generally have similar expense structures. Class Z share performance information includes returns of the fund’s Class A shares (the oldest existing fund class) for periods prior to the inception of the Class Z shares. These returns have not been adjusted to reflect any difference in expenses (such as Rule 12b-1 fees) between any of the predecessor shares and the newer classes of shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer classes of shares would have been different. Class A shares were initially offered on March 30, 1984, Class B shares were initially offered on June 8, 1992, Class C shares were initially offered on August 1, 1997 and Class Z shares were initially offered on January 11, 1999.

Net asset value per share

as of 02/28/07 ($)
Class A	10.47
Class B	10.47
Class C	10.47
Class Z	10.47

Distributions declared per share

09/01/06 – 02/28/07 ($)
Class A	0.23
Class B	0.19
Class C	0.20
Class Z	0.24

Annual operating expense ratio* (%)

Class A	0.98
Class B	1.73
Class C	1.73
Class Z	0.73

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report and may differ from the expense ratios disclosed elsewhere in this report.

1

Understanding Your Expenses – Columbia Federal Securities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

09/01/06 – 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,030.99	1,020.13	4.73	4.71	0.94
Class B	1,000.00	1,000.00	1,027.22	1,016.41	8.49	8.45	1.69
Class C	1,000.00	1,000.00	1,028.02	1,017.16	7.74	7.70	1.54
Class Z	1,000.00	1,000.00	1,032.28	1,021.37	3.48	3.46	0.69

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Fund Profile – Columbia Federal Securities Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 2/28/07

+3.10% Class A shares (without sales charge)

+3.40% Citigroup Government/Mortgage Index

Management Style

Fixed-Income Maturity

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund’s prospectus.

Summary

•

For the six-month period ended February 28, 2007, Columbia Federal Securities Fund Class A shares returned 3.10% without sales charge. The return of the fund’s benchmark, the Citigroup Government/Mortgage Index, was 3.40%.[1] Fees, which the fund pays but the index does not incur, generally accounted for the shortfall. The fund edged the average return of out its peer group, the Lipper General U.S. Government Funds Classification[2], which returned 3.03%. The fund’s relatively high stake in mortgage-backed securities aided returns, led by investments in 30-year mortgage bonds, which performed particularly well versus comparable maturity Treasurys. In addition, duration — a measure of a bond price’s sensitivity to changing interest rates — was slightly longer than many of the fund’s peers, which was a plus as interest rates declined. Although we kept the fund’s overall duration slightly long relative to the peer group, the fund lost a bit of ground as prepayment expectations increased and the duration of its mortgage bonds shortened. Prepayments occur when homeowners pay off their underlying mortgage loans before their due dates.

•

For most of the period, investors showed their willingness to take on risk, which helped bonds offering an added yield over Treasurys. Later in the period, as the difference in yield narrowed between Treasurys and other bond sectors, investors were paid less to take on increased risk in an economic environment that was fraught with concerns about housing and other factors. In this environment, we shifted the fund into a more defensive position by adding some higher quality holdings, including some well-structured collateralized mortgage obligations, government-guaranteed Small Business Administration bonds, and shorter duration non-agency mortgage bonds. Until investor sentiment changes, we plan to maintain this defensive positioning, while focusing on finding the most attractive values within the fund’s investable universe.

Portfolio Management

Ann T. Peterson has managed or co-managed the fund since June 2000 and has been with the advisor or its predecessors or affiliate organizations since 1993.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

1	The Citigroup Government/Mortgage Index is an unmanaged index that is a combination of the Citigroup U.S. Government Index and the Citigroup Mortgage Index. The Government Index tracks the performance of the Treasury and U.S. government-sponsored indices within the U.S. Broad Investment Grade (BIG) Bond Index. The Mortgage Index tracks the performance of the mortgage component of the U.S. BIG Bond Index, comprising 30- and 15-year GNMA, FNMA and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages. Unlike the fund, indices are not investments, they do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2	Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

3

Investment Portfolio – Columbia Federal Securities Fund

February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Mortgage-Backed Securities – 56.3%
Federal Home Loan Mortgage Corp.
5.500% 07/01/21	61,118,101	61,239,575
5.771% 02/01/18 (a)	20,282	20,375
6.000% 05/15/29	8,812,000	9,005,753
6.455% 07/01/19 (a)	44,460	44,475
6.672% 05/01/18 (a)	37,274	37,433
7.000% 08/01/29	15	15
7.500% 04/01/07	76	76
7.500% 08/01/08	1,236	1,236
7.500% 10/01/11	18,246	18,607
7.500% 03/01/16	14,485	14,677
8.000% 04/01/07	1	1
8.000% 06/01/07	110	111
8.000% 08/01/07	603	604
8.000% 12/01/07	1,198	1,202
8.000% 06/01/09	6,595	6,623
8.000% 07/01/09	21,912	22,218
8.000% 09/01/09	38,398	38,960
8.000% 05/01/10	11,256	11,485
8.000% 01/01/11	4,946	4,977
8.000% 12/01/11	94,095	95,109
8.000% 05/01/16	37,100	37,573
8.000% 04/01/17	73,096	76,185
8.500% 12/01/07	9,607	9,645
8.500% 01/01/08	2,907	2,921
8.500% 02/01/08	1,638	1,646
8.500% 03/01/08	1,441	1,462
8.500% 10/01/08	1,687	1,700
8.500% 05/01/09	10,386	10,525
8.500% 01/01/10	8,102	8,350
8.500% 07/01/10	3,827	3,869
8.500% 03/01/17	5,707	6,050
8.500% 06/01/17	344	366
8.500% 09/01/17	23,894	25,165
8.500% 09/01/20	64,812	68,258
8.750% 12/01/07	1,177	1,183
8.750% 05/01/08	709	721
8.750% 07/01/08	1,349	1,354
8.750% 08/01/08	541	548
8.750% 10/01/08	6,875	6,907
8.750% 03/01/09	11,931	12,253
8.750% 11/01/09	13,546	13,778
9.000% 12/01/08	1,184	1,206
9.000% 05/01/09	23,148	23,468
9.000% 06/01/09	1,400	1,435
9.000% 07/01/09	55,603	57,254
9.000% 05/01/10	1,184	1,191
9.000% 06/01/11	1,537	1,609
9.000% 12/01/16	4,311	4,598
9.000% 12/01/18	29,832	30,885
9.000% 01/01/22	95,929	103,174
9.250% 10/01/08	2,026	2,070

See Accompanying Notes to Financial Statements.

4

Columbia Federal Securities Fund

February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (continued)
9.250% 11/01/08	8,434	8,615
9.250% 03/01/09	2,360	2,374
9.250% 01/01/10	72,712	74,276
9.250% 03/01/10	22,431	23,346
9.250% 07/01/10	1,051	1,084
9.250% 10/01/10	27,622	28,748
9.250% 11/01/10	3,337	3,357
9.250% 10/01/19	18,333	19,716
9.500% 10/01/08	4,944	5,059
9.500% 11/01/08	5,415	5,540
9.500% 02/01/09	7,299	7,349
9.500% 06/01/09	35,489	36,313
9.500% 07/01/09	3,594	3,716
9.500% 08/01/09	14,679	15,180
9.500% 04/01/11	9,492	9,998
9.500% 05/01/12	9,266	9,829
9.500% 04/01/16	1,380	1,482
9.500% 07/01/16	1,132	1,224
9.500% 09/01/16	1,541	1,655
9.500% 10/01/16	5,626	6,061
9.500% 04/01/18	5,860	5,915
9.500% 06/01/20	1,218	1,325
9.500% 09/01/20	463	500
9.500% 06/01/21	13,623	14,713
9.500% 01/01/29	32,360	35,650
9.750% 11/01/08	1,414	1,453
9.750% 12/01/08	10,974	11,274
9.750% 04/01/09	13,574	13,926
9.750% 09/01/16	9,783	10,525
10.000% 09/01/18	3,716	4,015
10.000% 11/01/19	42,231	46,682
10.250% 06/01/09	2,646	2,777
10.250% 09/01/09	7,536	7,854
10.250% 10/01/09	22,315	23,001
10.250% 06/01/10	30,633	32,152
10.250% 10/01/10	12,531	12,916
10.250% 08/01/13	13,021	13,861
10.250% 11/01/13	11,776	12,138
10.500% 09/01/13	2,009	2,047
10.500% 01/01/16	81,504	89,020
10.500% 06/01/17	83,444	90,441
10.500% 08/01/19	11,104	11,492
10.500% 09/01/19	12,949	13,658
10.500% 01/01/20	63,394	70,514
10.500% 04/01/21	33,215	34,377
11.250% 10/01/09	12,853	13,629
11.250% 02/01/10	11,249	12,077
11.250% 04/01/11	39,361	42,540
11.250% 10/01/12	9,118	9,460
11.250% 08/01/13	50,896	53,999

See Accompanying Notes to Financial Statements.

5

Columbia Federal Securities Fund

February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (continued)
11.250% 02/01/15	2,843	3,060
11.250% 07/01/15	9,439	10,159
11.250% 09/01/15	22,663	23,008
11.250% 12/01/15	26,614	29,344
11.500% 02/01/15	35,238	38,308
TBA, 5.500% 03/13/37 (b)	90,556,000	89,848,577

Federal National Mortgage Association
5.596% 07/01/27 (a)	26,018	26,267
6.000% 12/01/08	636,060	636,930
6.000% 01/01/09	521,343	522,056
6.000% 01/01/24	271,919	275,268
6.000% 02/01/24	140,159	141,949
6.000% 03/01/24	1,015,004	1,027,963
6.000% 04/01/24	796,503	806,610
6.000% 05/01/24	257,326	260,612
6.000% 08/01/24	69,789	70,680
6.000% 01/01/26	4,332	4,389
6.000% 03/01/26	67,031	68,134
6.000% 04/01/26	4,981	5,063
6.000% 05/01/26	8,194	8,329
6.500% 10/01/07	260	260
6.500% 12/01/07	1,326	1,325
6.500% 01/01/09	5,466	5,489
6.500% 02/01/09	2,526	2,537
6.500% 06/01/09	1,375	1,388
6.500% 08/01/10	14,770	15,005
6.500% 12/01/10	1,136	1,154
6.500% 04/01/11	24,664	25,203
6.500% 11/01/19 (a)	3,154	3,164
6.500% 10/01/22	24,745	25,337
6.500% 09/01/25	42,603	43,698
6.500% 11/01/25	145,372	149,108
6.500% 05/01/26	191,939	196,871
6.500% 09/01/28	13,109	13,493
6.500% 12/01/28	14,948	15,387
6.500% 01/01/29	146,260	150,547
6.500% 06/01/29	147,087	151,305
6.500% 11/01/36	39,791,978	40,568,287
6.511% 08/01/19 (a)	25,804	25,844
6.565% 07/01/16	4,742,955	5,084,123
6.888% 07/01/20 (a)	11,532	11,733
6.914% 06/01/20 (a)	29,261	29,780
7.000% 06/01/09	4,367	4,397
7.000% 07/01/10	19,265	19,580
7.000% 09/01/10	12,383	12,671
7.000% 10/01/10	30,376	31,082
7.000% 10/01/12	21,646	22,284
7.000% 06/01/19 (a)	20,346	20,575

See Accompanying Notes to Financial Statements.

6

Columbia Federal Securities Fund

February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Mortgage-Backed Securities (continued)
Federal National Mortgage Association (continued)
7.000% 08/01/23	162,996	168,747
7.000% 10/01/23	29,105	30,132
7.000% 11/01/23	57,591	59,623
7.000% 02/01/27	7,180	7,440
7.009% 12/01/31 (a)	45,141	45,010
7.139% 12/01/17 (a)	15,428	15,822
7.159% 03/01/18 (a)	124,326	127,186
7.199% 08/01/36 (a)	21,070	21,103
7.500% 02/01/08	85	85
7.500% 01/01/09	2,098	2,106
7.500% 05/01/09	2,455	2,459
7.500% 06/01/09	5,972	5,972
7.500% 12/01/09	19,586	19,879
7.500% 02/01/10	1,318	1,337
7.500% 06/01/10	5,397	5,512
7.500% 11/01/11	6,645	6,701
7.500% 07/01/13	14,579	15,010
7.500% 12/01/14	744	768
7.500% 01/01/17	41,680	43,690
7.500% 02/01/18	19,262	20,188
7.500% 10/01/23	12,616	13,165
7.500% 12/01/23	58,283	60,822
8.000% 07/01/08	3,633	3,659
8.000% 12/01/08	3,853	3,864
8.000% 03/01/09	1,316	1,320
8.000% 04/01/09	30,609	30,701
8.000% 07/01/09	23,197	23,368
8.000% 08/01/09	163	163
8.000% 03/01/13	2,948	3,113
8.000% 11/01/15	4,909	5,197
8.000% 06/01/25	2,122	2,244
8.000% 08/01/27	26,017	27,530
8.000% 02/01/30	3,046	3,229
8.000% 03/01/30	7,280	7,681
8.000% 08/01/30	3,035	3,203
8.000% 10/01/30	44,508	46,961
8.000% 11/01/30	206,526	217,908
8.000% 12/01/30	70,404	74,284
8.000% 01/01/31	544,571	577,216
8.000% 02/01/31	757	799
8.000% 04/01/31	38,678	40,809
8.000% 05/01/31	48,254	50,925
8.000% 08/01/31	2,487	2,625
8.000% 09/01/31	157,777	166,520
8.000% 12/01/31	19,984	21,090
8.000% 03/01/32	26,199	27,657
8.000% 04/01/32	227,869	240,526
8.000% 05/01/32	460,413	486,039
8.000% 06/01/32	363,848	384,099
8.000% 07/01/32	7,756	8,188

See Accompanying Notes to Financial Statements.

7

Columbia Federal Securities Fund

February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Mortgage-Backed Securities (continued)
Federal National Mortgage Association (continued)
8.000% 08/01/32	7,176	7,576
8.000% 10/01/32	36,367	38,391
8.000% 11/01/32	104,641	110,408
8.000% 02/01/33	155,784	164,454
8.000% 03/01/33	39,030	41,213
8.000% 06/01/33	7,679	8,109
8.250% 05/01/08	2,825	2,834
8.250% 04/01/09	407	416
8.250% 05/01/10	1,956	1,965
8.250% 09/01/11	1,269	1,275
8.500% 09/01/07	1,164	1,167
8.500% 02/01/08	8,546	8,589
8.500% 05/01/08	106	106
8.500% 11/01/08	3,266	3,316
8.500% 12/01/08	2,120	2,140
8.500% 06/01/09	11,569	11,717
8.500% 07/01/09	4,096	4,153
8.500% 03/01/10	5,037	5,097
8.500% 12/01/11	14,395	14,576
8.500% 02/01/15	2,513	2,558
8.500% 05/01/15	9,679	9,950
8.500% 06/01/15	43,608	44,459
8.500% 02/01/17	2,492	2,647
8.500% 06/01/17	2,219	2,235
8.500% 07/01/17	17,188	17,608
8.500% 12/01/17	1,841	1,856
8.500% 09/01/21	35,405	36,271
9.000% 06/01/07	90	90
9.000% 08/01/07	307	308
9.000% 09/01/07	1,689	1,700
9.000% 03/01/08	1,544	1,555
9.000% 05/01/08	2,503	2,542
9.000% 07/01/08	2,323	2,369
9.000% 12/01/08	3,134	3,155
9.000% 01/01/09	1,792	1,804
9.000% 05/01/09	71,385	72,358
9.000% 07/01/09	90	90
9.000% 09/01/09	19,146	19,529
9.000% 12/01/09	19,410	19,831
9.000% 04/01/10	1,331	1,372
9.000% 05/01/10	2,529	2,565
9.000% 06/01/10	6,214	6,338
9.000% 11/01/10	470	484
9.000% 04/01/11	4,215	4,243
9.000% 06/01/11	1,920	1,966
9.000% 09/01/13	7,778	7,830
9.000% 09/01/14	3,839	3,930
9.000% 04/01/15	7,041	7,307
9.000% 05/01/15	6,684	6,945
9.000% 04/01/16	107,353	110,826

See Accompanying Notes to Financial Statements.

8

Columbia Federal Securities Fund

February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Mortgage-Backed Securities (continued)
Federal National Mortgage Association (continued)
9.000% 06/01/16	6,194	6,379
9.000% 07/01/16	3,333	3,559
9.000% 09/01/16	4,698	4,839
9.000% 10/01/16	3,566	3,638
9.000% 12/01/16	2,322	2,377
9.000% 01/01/17	2,697	2,799
9.000% 02/01/17	107	111
9.000% 05/01/17	2,153	2,197
9.000% 06/01/17	5,644	5,775
9.000% 08/01/17	16,513	17,007
9.000% 05/01/18	28,131	28,765
9.000% 09/01/19	1,653	1,702
9.000% 10/01/19	18,341	18,890
9.000% 11/01/19	313	322
9.000% 03/01/20	691	701
9.000% 07/01/20	1,812	1,849
9.000% 01/01/21	1,621	1,707
9.000% 08/01/21	149,679	154,152
9.000% 06/01/22	2,794	2,899
9.000% 09/01/24	40,119	43,218
9.500% 12/01/10	5,067	5,190
9.500% 03/01/11	421	431
9.500% 06/01/15	4,184	4,375
9.500% 03/01/16	12,792	12,894
9.500% 04/01/16	8,417	8,611
9.500% 06/01/16	34,868	35,147
9.500% 02/01/17	2,119	2,236
9.500% 07/01/17	266	273
9.500% 01/01/19	138,634	149,170
9.500% 04/01/20	162,354	175,541
9.500% 07/15/21	390,058	425,674
9.500% 08/01/21	139,169	153,347
10.000% 04/01/20	12,865	13,904
10.500% 03/01/14	26,634	27,533
10.500% 12/01/15	67,051	70,823
11.000% 08/01/15	42,902	45,568
TBA:
5.000% 03/19/22 (b)	58,844,000	58,053,254
5.500% 03/19/22 (b)	13,065,000	13,093,586
5.500% 03/13/37 (b)	23,500,000	23,309,063
6.000% 03/13/37 (b)	95,778,000	96,586,175
6.500% 03/13/37 (b)	28,000,000	28,542,500

Government National Mortgage Association
5.375% 05/20/22 (a)	38,533	38,665
5.375% 06/20/23 (a)	25,177	25,287
5.750% 08/20/22 (a)	7,064	7,120
6.000% 12/15/10	38,029	38,448
6.500% 06/15/23	15,602	16,053
6.500% 08/15/23	17,073	17,565
6.500% 09/15/23	20,876	21,477

See Accompanying Notes to Financial Statements.

9

Columbia Federal Securities Fund

February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Mortgage-Backed Securities (continued)
Government National Mortgage Association (continued)
6.500% 10/15/23	36,287	37,333
6.500% 11/15/23	169,353	174,234
6.500% 12/15/23	60,626	62,373
6.500% 01/15/24	40,998	42,177
6.500% 02/15/24	38,022	39,117
6.500% 03/15/24	107,547	110,643
6.500% 04/15/24	17,474	17,977
6.500% 05/15/24	30,023	30,888
6.500% 07/15/24	123,991	127,565
6.500% 09/15/25	31,576	32,483
6.500% 12/15/25	34,487	35,477
6.500% 01/15/28	30,129	31,046
6.500% 02/15/28	76,430	78,756
6.500% 07/15/28	130,713	134,690
6.500% 08/15/28	101,931	105,032
6.500% 10/15/28	93,822	96,677
6.500% 11/15/28	30,851	31,790
6.500% 12/15/28	205,746	212,007
6.500% 01/15/29	153,487	158,101
6.500% 02/15/29	43,022	44,316
7.000% 02/15/09	664	673
7.000% 03/15/22	8,815	9,173
7.000% 04/15/22	1,967	2,047
7.000% 10/15/22	4,261	4,434
7.000% 11/15/22	12,022	12,510
7.000% 01/15/23	195,043	203,197
7.000% 03/15/23	2,221	2,314
7.000% 05/15/23	80,991	84,376
7.000% 06/15/23	24,731	25,766
7.000% 07/15/23	5,811	6,054
7.000% 10/15/23	86,047	89,644
7.000% 12/15/23	62,763	65,349
7.000% 01/15/24	1,994	2,078
7.000% 03/15/24	2,294	2,390
7.000% 10/15/24	48,805	50,845
7.000% 08/15/25	2,420	2,523
7.000% 09/15/25	3,578	3,731
7.000% 10/15/25	120,239	125,391
7.000% 12/15/25	47,282	49,308
7.000% 01/15/26	45,106	47,039
7.000% 02/15/26	58,429	60,932
7.000% 03/15/26	5,978	6,234
7.000% 04/15/26	4,212	4,393
7.000% 05/15/26	1,608	1,677
7.000% 06/15/26	55,708	58,095
7.000% 11/15/26	75,513	78,749
7.000% 12/15/26	778	812
7.000% 01/15/27	4,538	4,733
7.000% 02/15/27	863	900
7.000% 04/15/27	4,086	4,262

See Accompanying Notes to Financial Statements.

10

Columbia Federal Securities Fund

February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Mortgage-Backed Securities (continued)
Government National Mortgage Association (continued)
7.000% 08/15/27	957	998
7.000% 09/15/27	46,100	48,076
7.000% 10/15/27	79,300	82,701
7.000% 11/15/27	203,985	212,733
7.000% 12/15/27	365,045	380,698
7.000% 01/15/28	43,479	45,325
7.000% 02/15/28	66,486	69,328
7.000% 03/15/28	181,235	188,946
7.000% 04/15/28	98,660	102,846
7.000% 05/15/28	41,312	43,066
7.000% 06/15/28	13,702	14,283
7.000% 07/15/28	480,699	501,096
7.000% 09/15/28	18,536	19,323
7.000% 12/15/28	97,352	101,483
7.000% 01/15/29	1,468	1,530
7.000% 02/15/29	4,069	4,242
7.000% 03/15/29	30,376	31,667
7.000% 04/15/29	46,535	48,513
7.000% 05/15/29	29,617	30,876
7.000% 06/15/29	26,523	27,652
7.000% 07/15/29	76,869	80,137
7.000% 08/15/29	53,003	55,253
7.000% 09/15/29	36,088	37,623
7.000% 10/15/29	11,582	12,075
7.500% 04/15/22	19,205	20,002
7.500% 10/15/23	64,222	66,931
7.500% 07/15/25	8,450	8,819
7.500% 08/15/25	171,812	179,316
7.500% 10/15/25	21,021	21,939
7.500% 12/15/25	47,049	49,104
8.000% 08/15/07	70	70
8.000% 04/15/08	37	38
8.000% 11/15/14	24,546	25,827
8.000% 06/20/17	161,640	169,771
8.000% 06/15/22	69,481	73,675
8.000% 02/15/23	99,920	105,720
8.000% 03/20/23	653	688
8.000% 06/15/23	2,302	2,436
8.000% 07/15/23	3,287	3,478
8.000% 07/15/26	80,299	85,129
8.000% 07/15/29	2,904	3,081
8.500% 10/15/09	5,769	5,966
8.500% 12/15/21	5,235	5,630
8.500% 01/15/22	83,381	89,796
8.500% 09/15/22	4,211	4,534
8.500% 10/15/22	5,864	6,315
8.500% 11/20/22	58,915	63,212
8.500% 12/15/22	5,377	5,781
8.750% 12/15/21	111,777	119,379
8.850% 01/15/19	45,335	48,522

See Accompanying Notes to Financial Statements.

11

Columbia Federal Securities Fund

February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Mortgage-Backed Securities (continued)
Government National Mortgage Association (continued)
8.850% 05/15/19	70,808	75,786
9.000% 08/15/08	17,492	17,801
9.000% 09/15/08	33,184	33,772
9.000% 10/15/08	5,438	5,535
9.000% 11/15/08	23,130	23,540
9.000% 12/15/08	15,467	15,740
9.000% 01/15/09	10,146	10,446
9.000% 02/15/09	15,986	16,459
9.000% 03/15/09	48,672	50,111
9.000% 04/15/09	2,474	2,547
9.000% 05/15/09	86,410	88,964
9.000% 06/15/09	74,639	76,846
9.000% 12/15/09	6,157	6,339
9.000% 05/15/16	24,898	26,632
9.000% 06/15/16	17,234	18,435
9.000% 07/15/16	28,557	30,546
9.000% 08/15/16	1,577	1,687
9.000% 09/15/16	25,059	26,803
9.000% 10/15/16	44,813	47,932
9.000% 11/15/16	9,761	10,441
9.000% 11/20/16	93,098	99,208
9.000% 12/15/16	1,291	1,382
9.000% 01/15/17	91,179	97,581
9.000% 02/15/17	1,694	1,813
9.000% 03/20/17	41,388	44,129
9.000% 05/15/17	3,025	3,238
9.000% 06/15/17	27,717	29,663
9.000% 06/20/17	109,403	116,648
9.000% 07/15/17	669	715
9.000% 09/15/17	12,484	13,361
9.000% 10/15/17	13,579	14,498
9.000% 12/15/17	8,533	9,113
9.000% 04/20/18	120,876	129,145
9.000% 05/20/18	43,717	46,708
9.000% 12/15/19	480	516
9.000% 04/15/20	1,096	1,180
9.000% 05/20/21	3,720	3,994
9.000% 09/15/21	420	453
9.000% 02/15/25	126,582	136,968
9.250% 10/15/16	125,692	134,926
9.250% 05/15/18	16,575	17,893
9.250% 07/15/21	37,337	40,547
9.250% 09/15/21	34,614	37,590
9.500% 06/15/09	58,521	60,635
9.500% 07/15/09	19,833	20,550
9.500% 08/15/09	83,610	86,631
9.500% 09/15/09	64,660	66,996
9.500% 10/15/09	38,602	39,997
9.500% 02/20/18	55,251	59,963
9.500% 12/20/24	11,807	12,884

See Accompanying Notes to Financial Statements.

12

Columbia Federal Securities Fund

February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Mortgage-Backed Securities (continued)
Government National Mortgage Association (continued)
9.500% 01/20/25	12,739	13,910
10.000% 12/15/17	1,782	1,979
10.000% 07/20/18	19,635	21,729
10.000% 11/15/18	556	617
10.000% 12/15/18	457	507
10.000% 03/15/19	484	538
10.000% 04/15/20	855	951
10.000% 11/15/20	12,601	14,021
10.500% 02/15/10	3,967	4,240
10.500% 09/15/10	662	707
10.500% 06/15/11	14,248	15,425
10.500% 06/15/12	15,298	16,699
10.500% 03/15/13	179	196
10.500% 07/15/13	7,060	7,765
10.500% 11/15/13	18,969	20,865
10.500% 08/15/15	9,041	10,023
10.500% 09/15/15	20,838	23,103
10.500% 10/15/15	7,388	8,190
10.500% 12/15/15	8,128	9,012
10.500% 01/15/16	32,450	36,080
10.500% 01/20/16	186	204
10.500% 02/15/16	11,208	12,462
10.500% 03/15/16	10,276	11,426
10.500% 07/15/17	13,575	15,130
10.500% 10/15/17	2,368	2,639
10.500% 11/15/17	44,636	49,747
10.500% 12/15/17	73,459	81,871
10.500% 01/15/18	32,992	36,839
10.500% 02/15/18	49,800	55,616
10.500% 03/15/18	50,170	56,031
10.500% 04/15/18	117,860	131,626
10.500% 06/15/18	8,270	9,236
10.500% 07/15/18	60,257	67,294
10.500% 09/15/18	24,043	26,851
10.500% 10/15/18	7,653	8,547
10.500% 12/15/18	10,520	11,764
10.500% 02/15/19	8,254	9,246
10.500% 03/15/19	2,827	3,166
10.500% 04/15/19	49,876	55,872
10.500% 05/15/19	41,235	46,193
10.500% 06/15/19	59,815	66,948
10.500% 06/20/19	8,915	9,951
10.500% 07/15/19	116,020	129,968
10.500% 07/20/19	6,352	7,091
10.500% 08/15/19	23,028	25,796
10.500% 08/20/19	12,321	13,753
10.500% 09/15/19	26,772	29,991
10.500% 09/20/19	12,549	14,007
10.500% 10/15/19	4,405	4,935
10.500% 12/15/19	55,445	62,111

See Accompanying Notes to Financial Statements.

13

Columbia Federal Securities Fund

February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Mortgage-Backed Securities (continued)
Government National Mortgage Association (continued)
10.500% 03/15/20	19,769	22,180
10.500% 04/15/20	6,165	6,917
10.500% 05/15/20	7,518	8,434
10.500% 07/15/20	20,633	23,150
10.500% 08/15/20	31,884	35,773
10.500% 09/15/20	16,387	18,386
10.500% 10/15/20	148	166
10.500% 11/15/20	2,117	2,375
10.500% 12/15/20	823	924
10.500% 01/15/21	2,830	3,178
10.500% 08/15/21	173,669	193,638
10.625% 05/15/10	7,296	7,806
11.000% 12/15/09	18,623	19,730
11.000% 01/15/10	230	247
11.000% 02/15/10	20,139	21,596
11.000% 03/15/10	7,669	8,244
11.000% 07/15/10	10,338	11,114
11.000% 08/15/10	22,567	24,229
11.000% 09/15/10	36,520	39,197
11.000% 10/15/10	1,518	1,632
11.000% 11/15/10	4,065	4,355
11.000% 04/15/11	5,131	5,553
11.000% 02/15/13	1,602	1,758
11.000% 07/15/13	17,102	18,765
11.000% 08/15/15	27,506	30,540
11.000% 09/15/15	26,137	29,020
11.000% 10/15/15	8,740	9,704
11.000% 11/15/15	81,197	90,146
11.000% 12/15/15	78,685	87,363
11.000% 01/15/16	31,889	35,533
11.000% 02/15/16	3,016	3,361
11.000% 03/15/16	3,962	4,415
11.000% 07/15/16	40,095	44,676
11.000% 07/15/17	168	177
11.000% 08/15/18	4,798	5,348
11.000% 09/15/18	86,701	96,810
11.000% 11/15/18	10,118	11,298
11.000% 12/15/18	36,430	40,678
11.000% 06/20/19	10,137	11,309
11.000% 07/20/19	281	311
11.000% 09/20/19	3,723	4,136
11.000% 12/15/20	12,658	14,187
11.000% 02/15/21	6,990	7,840
11.000% 03/15/21	10,230	11,474
11.500% 03/15/10	1,822	1,976
11.500% 04/15/10	4,978	5,398
11.500% 07/15/10	5,487	5,951
11.500% 09/15/10	24,070	26,102
11.500% 10/15/10	20,187	21,891
11.500% 01/15/13	23,586	26,010

See Accompanying Notes to Financial Statements.

14

Columbia Federal Securities Fund

February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Mortgage-Backed Securities (continued)
Government National Mortgage Association (continued)
11.500% 02/15/13	81,325	90,031
11.500% 03/15/13	154,412	170,691
11.500% 04/15/13	135,912	150,397
11.500% 05/15/13	173,013	191,481
11.500% 06/15/13	89,167	98,662
11.500% 07/15/13	73,833	81,740
11.500% 08/15/13	21,379	23,668
11.500% 09/15/13	21,898	24,025
11.500% 11/15/13	8,095	8,962
11.500% 01/15/14	4,323	4,820
11.500% 02/15/14	36,543	40,738
11.500% 08/15/15	4,583	5,139
11.500% 09/15/15	12,476	13,743
11.500% 10/15/15	19,452	21,834
11.500% 11/15/15	7,209	8,084
11.500% 12/15/15	12,472	13,987
11.500% 01/15/16	7,438	8,384
11.500% 02/15/16	7,149	8,058
11.500% 02/20/16	11,569	12,994
11.500% 03/15/16	7,532	8,490
11.500% 11/15/17	8,574	9,705
11.500% 12/15/17	9,661	10,937
11.500% 01/15/18	5,416	6,153
11.500% 02/15/18	4,220	4,795
11.500% 02/20/18	1,237	1,400
11.500% 05/15/18	7,724	8,776
11.500% 11/15/19	6,073	6,921
11.750% 07/15/13	26,396	29,440
11.750% 09/15/13	9,362	10,442
11.750% 07/15/15	42,892	47,477
12.000% 11/15/12	4,415	4,922
12.000% 12/15/12	111,315	124,115
12.000% 01/15/13	100,149	112,589
12.000% 02/15/13	58,848	66,160
12.000% 03/15/13	12,088	13,589
12.000% 05/15/13	8,114	9,122
12.000% 08/15/13	25,944	29,168
12.000% 09/15/13	73,063	82,140
12.000% 09/20/13	2,758	3,090
12.000% 10/15/13	8,352	9,389
12.000% 12/15/13	21,268	23,910
12.000% 01/15/14	25,610	28,902
12.000% 01/20/14	3,240	3,633
12.000% 02/15/14	67,274	76,195
12.000% 02/20/14	19,662	22,192
12.000% 03/15/14	123,176	139,516
12.000% 03/20/14	8,164	9,214
12.000% 04/15/14	73,032	82,660
12.000% 04/20/14	35,624	40,207
12.000% 05/15/14	129,927	147,162

See Accompanying Notes to Financial Statements.

15

Columbia Federal Securities Fund

February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Mortgage-Backed Securities (continued)
Government National Mortgage Association (continued)
12.000% 06/15/14	30,798	34,885
12.000% 07/15/14	12,586	14,257
12.000% 08/20/14	2,151	2,427
12.000% 01/15/15	26,778	29,880
12.000% 02/15/15	70,530	78,702
12.000% 03/15/15	46,275	51,636
12.000% 03/20/15	224	249
12.000% 04/15/15	47,073	52,527
12.000% 05/15/15	19,901	22,206
12.000% 06/15/15	21,933	24,484
12.000% 07/15/15	25,081	27,986
12.000% 09/20/15	11,010	12,241
12.000% 10/15/15	14,619	16,312
12.000% 11/15/15	8,282	9,241
12.000% 12/20/15	1,521	1,691
12.000% 01/15/16	4,911	5,466
12.000% 02/15/16	6,926	7,709
12.000% 02/20/16	3,106	3,444
12.250% 02/15/14	48,244	53,324
12.250% 03/15/14	6,293	6,956
12.250% 04/15/14	19,653	21,722
12.500% 04/15/10	55,121	60,223
12.500% 05/15/10	71,789	78,691
12.500% 06/15/10	88,332	96,726
12.500% 07/15/10	56,790	62,234
12.500% 08/15/10	11,351	12,443
12.500% 09/15/10	3,664	4,016
12.500% 10/15/10	20,058	21,986
12.500% 11/15/10	88,269	96,675
12.500% 12/15/10	152,620	167,199
12.500% 01/15/11	28,752	31,765
12.500% 05/15/11	14,474	15,990
12.500% 10/15/13	46,567	51,772
12.500% 10/20/13	21,675	24,010
12.500% 11/15/13	120,609	134,083
12.500% 12/15/13	44,577	49,549
12.500% 01/15/14	30,175	33,627
12.500% 05/15/14	86,086	95,936
12.500% 06/15/14	61,536	68,575
12.500% 07/15/14	2,071	2,308
12.500% 07/20/14	2,762	3,067
12.500% 08/15/14	11,972	13,342
12.500% 09/20/14	2,622	2,911
12.500% 10/20/14	6,362	7,064
12.500% 11/15/14	3,099	3,397
12.500% 12/15/14	42,264	47,101
12.500% 01/15/15	69,108	77,059
12.500% 04/15/15	2,483	2,773
12.500% 05/15/15	18,209	20,337
12.500% 05/20/15	25,937	28,716

See Accompanying Notes to Financial Statements.

16

Columbia Federal Securities Fund

February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Mortgage-Backed Securities (continued)
Government National Mortgage Association (continued)
12.500% 06/15/15	11,544	12,892
12.500% 07/15/15	24,543	27,409
12.500% 07/20/15	3,081	3,429
12.500% 08/15/15	23,748	26,521
12.500% 10/15/15	32,320	36,093
12.500% 11/20/15	9,039	10,058
13.000% 01/15/11	46,094	50,514
13.000% 02/15/11	37,846	42,061
13.000% 03/15/11	32,650	36,286
13.000% 04/15/11	78,059	86,748
13.000% 06/15/11	11,586	12,876
13.000% 06/15/12	20,756	23,139
13.000% 10/15/12	14,237	15,872
13.000% 11/15/12	7,043	7,851
13.000% 12/15/12	5,240	5,841
13.000% 02/15/13	13,832	15,460
13.000% 05/15/13	3,874	4,330
13.000% 09/15/13	15,818	17,680
13.000% 09/20/13	17,556	19,553
13.000% 10/15/13	48,029	53,686
13.000% 06/15/14	27,120	30,394
13.000% 06/20/14	275	307
13.000% 07/15/14	15,990	17,920
13.000% 07/20/14	1,974	2,204
13.000% 09/15/14	22,340	25,029
13.000% 10/15/14	16,182	18,136
13.000% 11/15/14	31,347	35,364
13.000% 12/15/14	29,097	32,610
13.000% 03/15/15	5,989	6,704
13.000% 06/15/15	7,003	7,865
13.000% 01/15/16	13,695	15,408
13.500% 05/15/10	6,862	7,619
13.500% 06/15/10	1,099	1,221
13.500% 07/15/10	1,513	1,680
13.500% 10/15/10	8,513	9,454
13.500% 04/15/11	5,532	6,193
13.500% 05/15/11	39,507	44,224
13.500% 10/15/12	1,820	2,044
13.500% 11/15/12	27,707	31,117
13.500% 06/15/13	8,788	9,897
13.500% 07/15/14	6,319	7,135
13.500% 08/15/14	37,028	41,806
13.500% 08/20/14	5,758	6,478
13.500% 09/15/14	7,431	8,389
13.500% 09/20/14	5,444	6,125
13.500% 10/15/14	17,668	19,948
13.500% 11/15/14	11,795	13,318
13.500% 11/20/14	33,378	37,553
13.500% 12/15/14	9,303	10,503
13.500% 12/20/14	5,229	5,883

See Accompanying Notes to Financial Statements.

17

Columbia Federal Securities Fund

February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Mortgage-Backed Securities (continued)
Government National Mortgage Association (continued)
13.500% 01/15/15	13,401	15,164
13.500% 02/15/15	22,809	25,809
13.500% 02/20/15	8,856	9,985
13.500% 04/15/15	4,059	4,593
13.500% 06/15/15	4,853	5,491
14.000% 06/15/11	4,012	4,521
14.000% 03/15/12	4,691	5,306
14.500% 10/15/12	3,814	4,336
15.000% 09/15/11	36,214	41,282
15.000% 07/15/12	2,386	2,730

Total Mortgage-Backed Securities (cost of $447,973,526)		452,850,650

Government & Agency Obligations – 43.8%
U.S. Government Agencies – 4.0%
AID-Israel
5.500% 04/26/24	10,000,000	10,579,900

Federal Home Loan Bank
3.875% 06/14/13	1,750,000	1,661,128
5.375% 07/17/09	10,000,000	10,124,410

Small Business Administration
5.360% 11/01/26	9,000,000	9,093,578
7.600% 01/01/12	162,396	168,135
8.200% 10/01/11	101,148	105,048
8.250% 11/01/11	327,701	340,970
8.650% 11/01/14	463,954	491,806
8.850% 08/01/11	45,811	47,988
9.150% 07/01/11	84,615	88,754

U.S. Government Agencies Total		32,701,717

U.S. Government Obligations – 39.8%
U.S. Treasury Bonds
5.500% 08/15/28 (c)	37,885,000	41,587,653
6.500% 11/15/26 (c)(d)	26,944,000	32,833,797
6.750% 08/15/26 (c)	12,888,000	16,081,801
6.875% 08/15/25 (c)	3,900,000	4,895,108
7.125% 02/15/23 (c)	11,619,000	14,647,202
7.250% 08/15/22 (c)	10,346,000	13,135,375
8.750% 08/15/20 (c)	11,446,000	15,987,739

U.S. Treasury Notes
5.000% 02/15/11 (c)	60,538,000	61,682,531
6.125% 08/15/07 (c)	20,672,000	20,772,941
6.500% 02/15/10 (c)	88,643,000	93,355,616

U.S. Treasury STRIPS
(e) 02/15/09 (c)	5,500,000	5,031,972

U.S. Government Obligations Total		320,011,735
Total Government & Agency Obligations (cost of $345,167,467)		352,713,452

See Accompanying Notes to Financial Statements.

18

Columbia Federal Securities Fund

February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Asset-Backed Securities – 8.1%
Bank One Issuance Trust
5.430% 12/15/10 (a)	10,800,000	10,815,510

Capital One Multi-Asset Execution Trust
5.570% 05/16/11 (a)	10,000,000	10,036,236

Chase Credit Card Master Trust
5.430% 07/15/10 (a)	10,000,000	10,013,372

Chase Funding Mortgage Loan
5.587% 02/25/32	1,209,460	1,193,778
5.850% 02/25/32	4,331,240	4,205,612
6.150% 06/25/31	3,871,032	3,822,750
6.899% 03/25/31	1,550,677	1,542,250

First Alliance Mortgage Loan Trust
8.225% 09/20/27	204,183	203,685

Green Tree Financial Corp.
7.850% 08/15/25	9,100,000	8,931,372

Harley-Davidson Motorcycle Trust
5.540% 04/15/15	1,700,000	1,712,501

MBNA Credit Card Master Note Trust
4.450% 08/15/16 (f)	5,000,000	4,788,810

Residential Asset Mortgage Products, Inc.
4.120% 06/25/33	2,008,833	1,955,834
5.600% 12/25/33	3,745,359	3,710,347

Residential Asset Securities Corp.
6.656% 04/25/32	1,838,691	1,847,619

Residential Funding Mortgage Securities, Inc.
6.460% 01/25/27	203,638	202,918

Total Asset-Backed Securities (cost of $65,487,055)		64,982,594

Collateralized Mortgage Obligations – 3.6%
Agency – 0.0%
Federal Home Loan Mortgage Corp.
I.O.:
5.500% 01/15/23 (g)	218,602	4,847
5.500% 05/15/27 (g)	373,384	26,495

Vendee Mortgage Trust
I.O.:
0.305% 03/15/29 (a)(g)	8,074,626	79,470
0.442% 09/15/27 (a)(g)	6,680,211	92,897

Agency Total		203,709

Non – Agency – 3.6%
Citigroup Mortgage Loan Trust, Inc.
5.851% 11/25/36 (a)	5,707,831	5,770,576

Countrywide Home Loans, Inc.
6.000% 01/25/33	2,247,722	2,271,209

First Horizon Asset Securities, Inc.
5.122% 10/25/33 (a)	1,797,202	1,661,982

Nomura Asset Acceptance Corp.
6.664% 05/25/36	4,220,000	4,290,590

Residential Accredit Loans, Inc.
6.250% 03/25/17	3,112,477	3,103,929

See Accompanying Notes to Financial Statements.

19

Columbia Federal Securities Fund

February 28, 2007 (Unaudited)

	Par ($)	Value ($)
Collateralized Mortgage Obligations (continued)
Non – Agency (continued)
Residential Funding Mortgage Securities, Inc.
6.000% 02/25/35	1,500,000	1,495,313
6.500% 03/25/32	1,027,017	1,036,000
6.500% 03/25/32	770,263	776,635
Suntrust Alternative Loan Trust
6.066% 12/25/35 (a)	6,960,602	6,958,407
Tryon Mortgage Funding, Inc.
7.500% 02/20/27	38,910	38,801
Washington Mutual Mortgage Loan Trust
6.120% 01/25/40 (a)	1,486,748	1,486,748

Non - Agency Total		28,890,190
Total Collateralized Mortgage Obligations (cost of $28,700,829)		29,093,899

Commercial Mortgage-Backed Securities – 0.9%
JPMorgan Chase Commercial Mortgage Securities Corp.
5.510% 06/12/47 (a)	6,000,000	6,069,360
Merrill Lynch Mortgage Investors, Inc.
I.O.,
0.986% 12/15/30 (a)(g)	7,697,647	149,898
PNC Mortgage Acceptance Corp.
5.910% 03/12/34	1,272,048	1,283,153

Total Commercial Mortgage-Backed Securities (cost of $7,552,468)		7,502,411

	Shares
Securities Lending Collateral – 27.9%
State Street Navigator Securities Lending Prime Portfolio (h)	224,718,879	224,718,879

Total Securities Lending Collateral (cost of $224,718,879)		224,718,879
Short-Term Obligation – 26.5%
Repurchase agreement with Greenwich Capital, dated 02/28/07, due 03/01/07 at 5.220% collateralized by U.S. Government Obligations with various maturities to 08/15/14, market value $218,403,328 (repurchase proceeds $212,910,868)	212,880,000	212,880,000

Total Short-Term Obligation (cost of $212,880,000)		212,880,000

Total Investments – 167.1% (cost of $1,332,480,224) (i)		1,344,741,885

Other Assets & Liabilities, Net – (67.1)%		(540,153,256)

Net Assets – 100.0%		804,588,629

Notes to Investment Portfolio:

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2007.
(b)	Security purchased on a delayed delivery basis.
(c)	All or a portion of this security was on loan at February 28, 2007. The total market value of securities on loan at February 28, 2007 is $219,689,333.
(d)	A portion of this security with a market value of $1,724,311 is pledged as collateral for open futures contracts.

See Accompanying Notes to Financial Statements.

20

Columbia Federal Securities Fund

February 28, 2007 (Unaudited)

(e)	Zero coupon bond.
(f)	Investments in affiliate during the period ended February 28, 2007:

Security name: MBNA Credit Card Master Note Trust, 4.450% 08/15/16

Par as of 08/31/06:	$5,000,000
Par purchased:	$—
Par sold:	$—
Par as of 02/28/07:	$5,000,000
Net realized gain/loss:	$—
Interest income earned:	$111,250
Value at end of period:	$4,788,810

(g)	Accrued interest accumulates in the value of this security and is payable at redemption.
(h)	Investment made with cash collateral received from securities lending activity.
(i)	Cost for federal income tax purposes is $1,334,173,360.

At February 28, 2007, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Mortgage-Backed Securities	56.3
Government & Agency Obligations	43.8
Asset-Backed Securities	8.1
Collateralized Mortgage Obligations	3.6
Commercial Mortgage-Backed Securities	0.9

112.7
Securities Lending Collateral	27.9
Short-Term Obligation	26.5
Other Assets & Liabilities, Net	(67.1)

100.0

At February 28, 2007, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation/ Depreciation
5-Year U.S. Treasury Notes	254	$26,868,437	$27,038,268	Mar-2007	$169,831
10-Year U.S. Treasury Notes	211	22,913,282	22,788,963	Jun-2007	(124,319)
U.S. Treasury Bonds	64	7,232,000	7,334,792	Mar-2007	102,792

					$148,304

Acronym	Name
I.O.	Interest Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

See Accompanying Notes to Financial Statements.

21

Statement of Assets and Liabilities – Columbia Federal Securities Fund

February 28, 2007 (Unaudited)

($)
Assets
Unaffiliated investments, at cost (including repurchase agreement)	1,327,495,224
Affiliated investments, at cost	4,985,000

Total investments, at cost	1,332,480,224

Unaffiliated investments, at value (including securities on loan of $219,689,333)	1,127,073,075
Affiliated investments, at value	4,788,810
Repurchase agreements	212,880,000

Total investments, at value	1,344,741,885
Cash	914
Receivable for:
Fund shares sold	306,693
Interest	3,445,708
Securities lending	7,069
Dollar roll income	2,741
Futures variation margin	110,500
Deferred Trustees’ compensation plan	75,802
Other assets	215,122

Total Assets	1,348,906,434
Liabilities
Collateral on securities loaned	224,718,879
Payable for:
Investments purchased	1,491,855
Investments purchased on a delayed delivery basis	315,137,892
Fund shares repurchased	1,028,445
Distributions	1,017,114
Investment advisory fee	315,733
Transfer agent fee	172,302
Pricing and bookkeeping fees	41,225
Trustees’ fees	65,310
Custody fee	14,903
Distribution and service fees	170,625
Chief compliance officer expenses	2,500
Deferred Trustees’ fees	75,802
Other liabilities	65,220

Total Liabilities	544,317,805

Net Assets	804,588,629
Composition of Net Assets
Paid-in capital	894,136,553
Overdistributed net investment income	(3,184,573)
Accumulated net realized loss	(98,773,316)
Net unrealized appreciation on:
Investments	12,261,661
Futures contracts	148,304

Net Assets	804,588,629

See Accompanying Notes to Financial Statements.

22

Columbia Federal Securities Fund

February 28, 2007 (Unaudited)

Class A
Net assets	$630,588,813
Shares outstanding	60,227,423
Net asset value per share	$10.47	(a)
Maximum offering price per share ($10.47/0.9525)	$10.99	(b)

Class B
Net assets	$53,787,392
Shares outstanding	5,137,239
Net asset value and offering price per share	$10.47	(a)

Class C
Net assets	$7,569,274
Shares outstanding	722,940
Net asset value and offering price per share	$10.47	(a)

Class Z
Net assets	$112,643,150
Shares outstanding	10,758,639
Net asset value, offering and redemption price per share	$10.47

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

23

Statement of Operations – Columbia Federal Securities Fund

(For the Six Months Ended February 28, 2007) (Unaudited)

($)
Investment Income
Interest	21,120,558
Interest from affiliates	111,250
Dollar roll fee income	697,501
Securities lending income	77,449

Total Investment Income	22,006,758

Expenses
Investment advisory fee	2,093,245
Distribution fee:
Class B	222,379
Class C	29,591
Service fee:
Class A	803,303
Class B	74,126
Class C	9,869
Transfer agent fee	492,269
Pricing and bookkeeping fees	163,911
Trustees’ fees	25,749
Custody fee	75,630
Chief compliance officer expenses	5,820
Other expenses	168,482

Total Expenses	4,164,374
Fees waived by Investment Advisor	(193,502)
Fees waived by Distributor – Class C	(5,905)
Custody earnings credit	(1,346)

Net Expenses	3,963,621

Net Investment Income	18,043,137
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Investments	4,037,788
Futures contracts	(1,620,622)

Net realized gain	2,417,166
Net change in unrealized appreciation (depreciation) on:
Investments	4,100,957
Futures contracts	986,667

Net change in unrealized appreciation (depreciation)	5,087,624

Net Gain	7,504,790

Net Increase Resulting from Operations	25,547,927

See Accompanying Notes to Financial Statements.

24

Statement of Changes in Net Assets – Columbia Federal Securities Fund

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended February 28, 2007 ($)	Year Ended August 31, 2006 ($)
Operations
Net investment income	18,043,137	37,973,658
Net realized gain (loss) on investments and futures contracts	2,417,166	(11,699,073)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	5,087,624	(19,173,068)

Net Increase Resulting from Operations	25,547,927	7,101,517
Distributions Declared to Shareholders
From net investment income:
Class A	(14,265,519)	(30,542,332)
Class B	(1,093,624)	(2,711,730)
Class C	(151,656)	(321,543)
Class Z	(2,596,733)	(4,643,347)
From return of capital:
Class A	—	(815,534)
Class B	—	(88,054)
Class C	—	(9,983)
Class Z	—	(117,590)

Total Distributions Declared to Shareholders	(18,107,532)	(39,250,113)
Share Transactions
Class A:
Subscriptions	9,422,731	18,757,500
Proceeds received in connection with merger	—	41,865,133
Distributions reinvested	9,653,579	20,875,041
Redemptions	(59,619,175)	(144,204,115)

Net Decrease	(40,542,865)	(62,706,441)

Class B:
Subscriptions	792,243	2,911,763
Proceeds received in connection with merger	—	24,211,346
Distributions reinvested	889,423	2,224,653
Redemptions	(14,307,988)	(30,008,744)

Net Decrease	(12,626,322)	(660,982)

Class C:
Subscriptions	516,515	2,439,711
Proceeds received in connection with merger	—	1,038,364
Distributions reinvested	117,940	252,964
Redemptions	(1,360,938)	(3,741,762)

Net Decrease	(726,483)	(10,723)

See Accompanying Notes to Financial Statements.

25

Columbia Federal Securities Fund

	(Unaudited) Six Months Ended February 28, 2007 ($)	Year Ended August 31, 2006 ($)
Class Z:
Subscriptions	13,783,782	27,249,589
Proceeds received in connection with merger	—	78,066,165
Distributions reinvested	952,786	1,614,118
Redemptions	(12,290,763)	(34,510,363)

Net Increase	2,445,805	72,419,509
Net Increase (Decrease) from Share Transactions	(51,449,865)	9,041,363

Total Decrease in Net Assets	(44,009,470)	(23,107,233)

Net Assets
Beginning of period	848,598,099	871,705,332
End of period	804,588,629	848,598,099
Overdistributed net investment income at end of period	(3,184,573)	(3,120,178)

Changes in Shares

Class A:
Subscriptions	905,254	1,810,583
Issued in connection with merger	—	3,940,594
Issued for distributions reinvested	924,834	2,012,750
Redemptions	(5,719,812)	(13,900,990)

Net Decrease	(3,889,724)	(6,137,063)

Class B:
Subscriptions	74,796	281,163
Issued in connection with merger	—	2,279,693
Issued for distributions reinvested	85,205	214,498
Redemptions	(1,373,586)	(2,895,497)

Net Decrease	(1,213,585)	(120,143)

Class C:
Subscriptions	49,194	235,651
Issued in connection with merger	—	97,796
Issued for distributions reinvested	11,299	24,402
Redemptions	(130,835)	(360,929)

Net Decrease	(70,342)	(3,080)

Class Z:
Subscriptions	1,321,984	2,625,078
Issued in connection with merger	—	7,351,688
Issued for distributions reinvested	91,269	155,726
Redemptions	(1,177,565)	(3,306,640)

Net Increase	235,688	6,825,852

See Accompanying Notes to Financial Statements.

26

Financial Highlights – Columbia Federal Securities Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares

	(Unaudited) Six Months Ended February 28, 2007		Year Ended August 31,
			2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.38		$10.73		$10.75	$10.60	$10.88	$10.61

Income from Investment Operations:
Net investment income	0.23	(a)	0.44	(a)	0.41 (a)	0.44 (a)	0.41	0.51 (a)
Net realized and unrealized gain (loss) on investments and futures contracts	0.09		(0.32)		— (b)	0.13	(0.24)	0.32

Total from Investment Operations	0.32		0.12		0.41	0.57	0.17	0.83

Less Distributions Declared to Shareholders:
From net investment income	(0.23)		(0.46)		(0.43)	(0.42)	(0.45)	(0.56)
From return of capital	—		(0.01)		—	—	—	—

Total Distributions Declared to Shareholders	(0.23)		(0.47)		(0.43)	(0.42)	(0.45)	(0.56)

Net Asset Value, End of Period	$10.47		$10.38		$10.73	$10.75	$10.60	$10.88
Total return (c)	3.10	%(d)	1.07	%(e)	3.91%	5.49%	1.52%	8.05%

Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.94	%(g)	0.97%		1.08%	1.16%	1.25%	1.21%
Net investment income (f)	4.43	%(g)	4.24%		3.87%	4.11%	3.30%	4.77%
Waiver/reimbursement	0.05	%(g)	0.01%		—	—	—	—
Portfolio turnover rate	25	%(d)	92%		80%	93%	61%	94%
Net assets, end of period (000’s)	$630,589		$665,283		$754,026	$853,801	$1,004,181	$567,270

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)	Not annualized.
(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of its expenses, total return would have been reduced.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

See Accompanying Notes to Financial Statements.

27

Columbia Federal Securities Fund

Selected data for a share outstanding throughout each period is as follows:

Class B Shares

	(Unaudited) Six Months Ended February 28, 2006		Year Ended August 31,
			2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.38		$10.73		$10.75	$10.60	$10.88	$10.61

Income from Investment Operations:
Net investment income	0.19	(a)	0.36	(a)	0.33 (a)	0.36 (a)	0.31	0.43 (a)
Net realized and unrealized gain (loss) on investments and futures contracts	0.09		(0.32)		— (b)	0.13	(0.22)	0.32

Total from Investment Operations	0.28		0.04		0.33	0.49	0.09	0.75

Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.38)		(0.35)	(0.34)	(0.37)	(0.48)
From return of capital	—		(0.01)		—	—	—	—

Total Distributions Declared to Shareholders	(0.19)		(0.39)		(0.35)	(0.34)	(0.37)	(0.48)

Net Asset Value, End of Period	$10.47		$10.38		$10.73	$10.75	$10.60	$10.88
Total return (c)	2.72	%(d)	0.32	%(e)	3.13%	4.71%	0.76%	7.25%

Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	1.69	%(g)	1.72%		1.83%	1.91%	2.00%	1.96%
Net investment income (f)	3.68	%(g)	3.49%		3.12%	3.41%	2.56%	4.02%
Waiver/reimbursement	0.05	%(g)	0.01%		—	—	—	—
Portfolio turnover rate	25	%(d)	92%		80%	93%	61%	94%
Net assets, end of period (000’s)	$53,787		$65,896		$69,452	$96,527	$143,880	$82,701

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Not annualized.
(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of its expenses, total return would have been reduced.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

See Accompanying Notes to Financial Statements.

28

Columbia Federal Securities Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares

	(Unaudited) Six Months Ended February 28, 2007		Year Ended August 31,
			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.38		$10.73	$10.75	$10.60	$10.88	$10.61

Income from Investment Operations:
Net investment income	0.20	(a)	0.38 (a)	0.35 (a)	0.38 (a)	0.32	0.44 (a)
Net realized and unrealized gain (loss) on investments and futures contracts	0.09		(0.33)	— (b)	0.13	(0.22)	0.32

Total from Investment Operations	0.29		0.05	0.35	0.51	0.10	0.76

Less Distributions Declared to Shareholders:
From net investment income	(0.20)		(0.39)	(0.37)	(0.36)	(0.38)	(0.49)
From return of capital	—		(0.01)	—	—	—	—

Total Distributions Declared to Shareholders	(0.20)		(0.40)	(0.37)	(0.36)	(0.38)	(0.49)

Net Asset Value, End of Period	$10.47		$10.38	$10.73	$10.75	$10.60	$10.88
Total return (c)(d)	2.80	%(e)	0.47%	3.29%	4.86%	0.91%	7.41%

Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	1.54	%(g)	1.57%	1.68%	1.76%	1.85%	1.81%
Net investment income (f)	3.83	%(g)	3.65%	3.27%	3.60%	2.76%	4.17%
Waiver/reimbursement	0.20	%(g)	0.16%	0.15%	0.15%	0.15%	0.15%
Portfolio turnover rate	25	%(e)	92%	80%	93%	61%	94%
Net assets, end of period (000’s)	$7,569		$8,231	$8,547	$10,630	$18,934	$10,686

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of its expenses, total return would have been reduced.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

See Accompanying Notes to Financial Statements.

29

Columbia Federal Securities Fund

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares

	(Unaudited) Six Months Ended February 28, 2007		Year Ended August 31,
			2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.38		$10.73		$10.75	$10.60	$10.88	$10.61

Income from Investment Operations:
Net investment income	0.24	(a)	0.46	(a)	0.44 (a)	0.46 (a)	0.40	0.54 (a)
Net realized and unrealized gain (loss) on investments and futures contracts	0.09		(0.32)		— (b)	0.14	(0.20)	0.31

Total from Investment Operations	0.33		0.14		0.44	0.60	0.20	0.85

Less Distributions Declared to Shareholders:
From net investment income	(0.24)		(0.48)		(0.46)	(0.45)	(0.48)	(0.58)
From return of capital	—		(0.01)		—	—	—	—

Total Distributions Declared to Shareholders	(0.24)		(0.49)		(0.46)	(0.45)	(0.48)	(0.58)

Net Asset Value, End of Period	$10.47		$10.38		$10.73	$10.75	$10.60	$10.88
Total return (c)	3.23	%(d)	1.33	%(e)	4.16%	5.75%	1.77%	8.32%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.69	%(g)	0.72%		0.83%	0.91%	1.00%	0.96%
Net investment income (f)	4.67	%(g)	4.51%		4.12%	4.30%	3.47%	5.02%
Waiver/reimbursement	0.05	%(g)	0.01%		—	—	—	—
Portfolio turnover rate	25	%(d)	92%		80%	93%	61%	94%
Net assets, end of period (000’s)	$112,643		$109,187		$39,680	$29,848	$9,857	$657

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of its expenses, total return would have been reduced.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

See Accompanying Notes to Financial Statements.

30

Notes to Financial Statements – Columbia Federal Securities Fund (February 28, 2007) (Unaudited)

Note 1. Organization

Columbia Federal Securities Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks as high a level of current income and total return as is consistent with prudent risk.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares sold within twelve months of the time of purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Fund’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio

31

Columbia Federal Securities Fund (February 28, 2007) (Unaudited)

securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and for non-hedging purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund’s Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the broker in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC (“Columbia”), the Fund’s investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in segregated accounts until the settlement date, cash or liquid securities in amounts equal to the forward purchase price.

The Fund’s policy is to record the components of dollar rolls using “to be announced” mortgage-backed securities (“TBA Dollar Rolls”). For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as a financing.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instrument which the Fund is required to repurchase may be worth less than the instrument which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Columbia’s ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other

32

Columbia Federal Securities Fund (February 28, 2007) (Unaudited)

party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until settlement date, in a segregated account, cash or liquid securities, in an amount equal to the forward commitment.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2006 was as follows:

August 31, 2006
Distributions paid from:
Ordinary Income*	$38,218,952
Return of Capital	1,031,161

*	For tax purposes short term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at February 28, 2007, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$15,803,917
Unrealized depreciation	(5,235,392)
Net unrealized appreciation	$10,568,525

The following capital loss carryforwards, determined as of August 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2007	$9,271,661
2008	39,883,064
2009	29,849,094
2012	24,359
2014	10,286,822
$89,315,000

Of the capital loss carryforwards attributable to the Fund, $24,888,206 ($9,271,661 expiring 08/31/07 and $15,616,545 expiring 08/31/08) remain from the Liberty Intermediate Government Fund’s merger with the Fund and $259,852 ($235,493 expiring on 8/31/08, $24,359 expiring on 08/31/12) remain from the Nations Government Securities Fund’s merger with the Fund.

33

Columbia Federal Securities Fund (February 28, 2007) (Unaudited)

Any capital loss carryforwards acquired as part of a merger that are permanently lost due to provisions under the Internal Revenue Code are included as being expired. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2006 post-October capital losses of $10,182,225 attributed to security transactions were deferred to September 1, 2006.

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Fund and provides administrative and other services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.53%
$500 million to $1 billion	0.48%
$1 billion to $1.5 billion	0.45%
$1.5 billion to $3 billion	0.42%
Over $3 billion	0.40%

For the six months ended February 28, 2007, Columbia voluntarily waived $193,502. For the six months ended February 28, 2007, the Fund’s annualized effective investment advisory fee rate was 0.46% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Fund entered into a Financial Reporting Services Agreement with State Street Bank and Trust Company (“State Street”) and Columbia (the “Financial Reporting Services Agreement”) pursuant to which State Street provides financial reporting services to the Fund. Also effective December 15, 2006, the Fund entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets for the month. Under the State Street Agreements, the combined fee payable to State Street by the Fund will not exceed $140,000 annually. The Fund also reimburses State Street for certain out-of-pocket expenses.

Effective December 15, 2006, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services performed in connection with Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under separate agreements, Columbia delegated certain functions to State Street. As a result, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. Under its pricing and bookkeeping agreement with the Fund, Columbia received an annual fee at the same fee structure described under the State Street

34

Columbia Federal Securities Fund (February 28, 2007) (Unaudited)

Agreements above. The Fund also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended February 28, 2007, the Fund’s annualized effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 0.040% of the Fund’s average daily net assets.

Transfer Agent Fees

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended February 28, 2007, the Fund’s annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was 0.12% of the Fund’s average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended February 28, 2007, the Distributor has retained net underwriting discounts of $6,387 on sales of the Fund’s Class A shares and received net CDSC fees of $51, $55,572 and $568 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a Rule 12b-1 plan (the “Plan”) which allows the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Funds’ Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pay its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

As a result of a fund merger, the fund assumed the assets and liabilities of the acquired fund. The deferred compensation plan of the acquired fund may be terminated at any time. Benefits under this deferred compensation plan are funded and any payments to plan participants are paid solely out of the Fund’s assets.

35

Columbia Federal Securities Fund (February 28, 2007) (Unaudited)

Other

Columbia provides certain services to the Fund related to the requirements of the Sarbanes Oxley Act of 2002. For the six months ended February 28, 2007, the Fund paid $1,465 to Columbia for such services. This amount is included in “Other expenses” in the Statement of Operations.

Note 5. Portfolio Information

For the six months ended February 28, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $138,809,875 and $178,145,892, respectively, of which $106,937,779 and $146,936,279, respectively, were U.S. Government securities.

Note 6. Line of Credit

The Trust and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations. For the six months ended February 28, 2007, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of February 28, 2007, the Fund had one shareholder that held 8.7% of the Fund’s shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Securities Lending

The Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the “Settlements”.

36

Columbia Federal Securities Fund (February 28, 2007) (Unaudited)

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and

37

Columbia Federal Securities Fund (February 28, 2007) (Unaudited)

derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court, where the parties will seek court approval of the settlement. The terms of the proposed settlement, if approved, will require payments by the funds’ adviser and/or its affiliates, including payment of plaintiffs’ attorneys’ fees and notice to class members. In the event that the settlement is not approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

Note 10. Business Combinations & Mergers

On September 23, 2005, Nations Government Securities Fund merged into Columbia Federal Securities Fund. Columbia Federal Securities Fund received a tax-free transfer of assets from Nations Government Securities Fund as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation[1]
13,669,771	$145,181,008	$270,304

Net Assets of Columbia Federal Securities Fund Prior to Combination	Net Assets of Nations Government Securities Fund Immediately Prior to Combination	Net Assets of Columbia Federal Securities Fund Immediately After Combination
$849,411,528	$145,181,008	$994,592,536

[1]	Unrealized appreciation is included in the Net Assets Received.

38

Board Consideration and Approval of Investment Advisory Agreements– Columbia Federal Securities Fund

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually to review the advisory agreements (collectively, the “Agreements”) of the funds for which the Trustees serve as trustees (each a “fund”) and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. Through the Board’s Investment Oversight Committees, Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds’ investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund’s performance benchmarks, (ii) information on each fund’s advisory fees and other expenses, including information comparing the fund’s expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee “breakpoints,” (iii) information about the profitability of the Agreements to Columbia, including potential “fall-out” or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia’s response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia’s financial results and financial condition, (vi) each fund’s investment objective and strategies and the size, education and experience of Columbia’s investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds’ brokerage, if any, and the use of “soft” commission dollars to pay for research products and services, (viii) Columbia’s resources devoted to, and its record of compliance with, the funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (ix) Columbia’s response to various legal and regulatory proceedings since 2003 and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds’ independent fee consultant and reviews materials relating to the funds’ relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult with independent legal counsel to the Independent Trustees and the independent fee consultant.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2006 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September and October, 2006. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia’s ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

39

Columbia Federal Securities Fund

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party’s methodology for identifying each fund’s peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund’s Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund’s investment strategy and policies and that the fund was performing as expected, given these investment decisions, market conditions and the fund’s investment strategy; (iii) that the fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund’s investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that the fund was proposed to be reorganized into another fund, and that such reorganization would result in a reduction in fund expenses.

The Trustees also considered Columbia’s performance and reputation generally, the funds’ performance as a fund family generally, and Columbia’s historical responsiveness to Trustee concerns about performance and Columbia’s willingness to take steps intended to improve performance.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third party) of each fund’s advisory fees and total expense levels to those of the fund’s peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia’s use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management’s stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds. The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

40

Columbia Federal Securities Fund

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia’s investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as expense waivers/reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

•

the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

•

the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

•

so-called “fall-out benefits” to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds’ securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

•	the draft report provided by the funds’ independent fee consultant, which included information about and analysis of the funds’ fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2007.

41

Summary of Management Fee Evaluation by Independent Fee Consultant– Columbia Federal Securities Fund

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance between the Office of Attorney General of New York State and Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc. October 11, 2006

I. Overview

Columbia Management Advisors, LLC (“CMA”) and Columbia Funds Distributors, Inc.1 (“CFD”) agreed on February 9, 2005 to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Fund” and together with all such funds or a group of such funds as the “Funds”) only if the Independent Members of the Fund’s Board of Trustees (such Independent Members of the Fund’s Board together with the other members of the Fund’s Board, referred to as the “Trustees”) appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

On September 14, 2006, the Independent Members of the Funds’ Boards retained me as IFC for the Funds. In this capacity, I have prepared the second annual written evaluation of the fee negotiation process. I am successor to the first IFC, Erik Sirri, who prepared the annual evaluation in 2005 and who contributed to the second annual written evaluation until his resignation as IFC in August 2006 to become Director of the Division of Market Regulation at the U.S. Securities and Exchange Commission.2

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees…to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” In this role, the IFC does not replace the Trustees in negotiating management fees with CMA, and the IFC does not substitute his or her judgment for that of the Trustees about the reasonableness of proposed fees. As the AOD states, CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees…using…an annual independent written evaluation prepared by or under the direction of…the Independent Fee Consultant.”

B. Elements Involved in Managing the Fee Negotiation Process

Managing the fee negotiation process has three elements. One involves reviewing the information provided by CMG to the Trustees for evaluating the proposed management fees and augmenting that information, as necessary, with additional information from CMG or other sources and with further analyses of the information and data. The second element involves reviewing the information and analysis relative to at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services.

[1]

CMA and CFD are subsidiaries of Columbia Management Group, Inc. (“CMG”), which also is the parent of Columbia Management Services, Inc. (“CFS”), the Funds’ transfer agent. Before the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC, which was renamed Columbia Management Advisors, LLC and which carries on the business of CMA. CFD also has been renamed Columbia Management Distributors, Inc.

[2]

I am an independent economic consultant. From August 2005 until August 2006, I provided support to Mr. Sirri as an independent consultant. From 1994 to 2004, I was Chief Economist at the Investment Company Institute. Earlier, I was Section Chief and Assistant Director at the Federal Reserve Board and Professor of Economics at Oklahoma State University. I have no material relationship with Bank of America or CMG, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. To assist me with the report, I engaged NERA Economic Consulting, an independent consulting firm that has had extensive experience in the mutual fund industry. I also have retained Willkie Farr & Gallagher LLP as counsel to advise me in connection with the report.

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Columbia Federal Securities Fund

The final element involves providing the Trustees with a written evaluation of the above factors as they relate to the fee negotiation process.

C. Organization of the Annual Evaluation

The 2006 annual evaluation focuses on the six factors and contains a section for each factor except that CMA’s costs and profits from managing the Funds have been combined into a single section. In each section, the discussion of the factor considers and analyzes the available data and other information as they bear upon the fee negotiation process. If appropriate, the discussion in the section may point out certain aspects of the proposed fees that may warrant particular attention from the Trustees. The discussion also may suggest other data, information, and approaches that the Trustees might consider incorporating into the fee negotiation process in future years.

In addition to a discussion of the six factors, the report reviews the status of recommendations made in the 2005 IFC evaluation. The 2006 report also summarizes the findings with regard to the six factors and contains a summary of recommendations for possible enhancements to the process.

II. Status of 2005 Recommendations

The 2005 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and includes my assessment of the response to the recommendations.

1.	Recommendation: Trustees should consider requesting more analytical work from CMG in the preparation of future 15(c) materials.

Status: CMG has provided additional analyses to the Trustees on economies of scale, a comparative analysis of institutional and retail management fees, management fee breakpoints, risk-adjusted performance, fee waivers and expense reimbursements, and CMG’s costs and profitability.

2.	Recommendation: Trustees may wish to consider whether CMG should continue expanding the use of Morningstar or other third party data to supplement CMG’s fee and performance analysis that is now based primarily on Lipper reports.

Status: CMG has used data from Morningstar Inc. to compare with data from Lipper Inc. (“Lipper”) in performing the Trustees’ screening procedures.

3.	Recommendation: Trustees should consider whether…the fund-by-fund screen…should place comparable emphasis on both basis point and quintile information in their evaluation of the funds…Also, the Trustees should consider incorporating sequences of one year performance into a fund-by-fund screen.

Status: CMG has not provided Trustees with results of the screening process using percentiles. CMG has provided Trustees with information on the changes in performance and expenses between 2005 and 2006 and data on one-year returns.

4.	Recommendation: Given the volatility of fund performance, the Trustees may want to consider whether a better method exists than th[e] fee waiver process to deal with fund underperformance.

Status: It is my understanding that the Trustees have determined to address fund underperformance not only through fee waivers and expense caps but also through discussions with CMG regarding the sources of underperformance. CMG has provided Trustees with an analysis of the relationship between breakpoints, expense reimbursements, and fee waivers.

5.	Recommendation: [Seventy-one] percent of funds [have] yet to reach their first management fee breakpoint… Trustees may wish to consider whether the results of my ongoing economies-of-scale work affects the underlying economic assumptions reflected in the existing breakpoint schedules.

Status: CMG has prepared a memo for the Trustees discussing its views on the nature and sharing of potential economies of scale. The memo discuses CMG’s view that economies of scale arise at the complex level rather than the fund level. The memo also describes steps, including the introduction of breakpoints, taken to share economies of scale with shareholders. CMG’s analysis, however, does not discuss specific sources of economies of scale and does not link breakpoints to economies of scale that might be realized as the Funds’ assets increase.

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Columbia Federal Securities Fund

6.	Recommendation: Trustees should continue working with management to address issues of funds that demonstrate consistent or significant underperformance even if the fee levels for the funds are low.

Status: Trustees monitor performance on an ongoing basis.

III. Findings

A. General

1.	Based upon my examination of the available information and the six factors, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for the Funds. CMG has provided the Trustees with relevant materials on the six factors through the 15(c) contract renewal process and in materials prepared for review at Board and Committee meetings.

2.	In my view, the process by which the proposed management fees of the Funds have been negotiated in 2006 thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively strong, especially that of fixed-income Funds. For each of the 1-, 3-, 5- and 10-year performance periods, over 60 percent of the funds have ranked in the top three performance quintiles.

4.	The performance of the equity Funds overall, though less concentrated in the top two quintiles than the fixed income Funds, improved in 2006 relative to that in 2005. The fixed-income funds maintained the relatively high performance level of 2005 in 2006.

5.	The Funds’ overall performance adjusted for risk was significantly stronger than performance unadjusted for risk. Domestic and international equity funds, in particular, moved to higher relative performance rankings after adjusting for risk.

6.	The procedure used to construct the performance universe in which each Fund’s performance is ranked relative to comparable funds may bias a Fund’s ranking upward within that universe. The bias occurs because the performance ranking procedure includes all share classes of multi-class funds in the universe and because the procedure ranks either no-load or A share classes of the Funds. No-load and A share classes generally have lower total expenses than B and C shares (owing to B and C shares having higher distribution/service fees) and thus, given all else, would outperform many of B and C share classes included in the universe. A preliminary analysis that adjusts for the bias results in a downward movement in the relative performance for the Funds but does not change the general finding that the Funds’ performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.	The Funds’ management fees and total expenses are generally low relative to those of their peers. At least 56 percent of the Funds are in the first or second quintiles with the lowest fees and expenses and nearly three fourths or more in the first three quintiles. Equity Funds are more highly concentrated in the first three quintiles than fixed-income Funds.

8.	The fee and expense rankings as whole are similar to those in 2005 in that the majority of funds are ranked in the top quintiles. Nonetheless, a number of individual funds experienced a change in ranking between 2005 and 2006. This fund-level instability may reflect sensitivity of rankings to the composition of the comparison groups, as the membership of the peer groups typically changed substantially between the two years.

9.	The Liberty Money Market Fund VS appears to have a higher management fee structure than that of other Columbia money market funds of comparable asset size.

D. Trustees’ Fee and Performance Evaluation Process

10.	The Trustees’ evaluation process identified 21 funds in 2006 for further review based upon their relative performance or expenses. Seventeen of these funds had been subject to review in 2004 or 2005.

E. Potential Economies of Scale

11.	CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the

44

complex level and would regard estimates of scale economies for individual funds as unreliable. CMG has not, however, identified specific sources of economies of scale nor has it provided any estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation. These measures, although of significant benefit to shareholders, have not been directly linked in the memo to the existence, sources, and magnitude of economies of scale.

F. Management Fees Charged to Institutional Clients

12.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. Based upon the information, institutional fees are generally lower than the Funds’ management fees. This pattern is consistent with the economics of the two financial products. Data are not available, however, on actual institutional fees at other money managers. Thus, it is not possible to determine the extent to which differences between the Funds’ management fees and institutional fees are consistent with those seen generally in the marketplace.

G. Revenues, Expenses, and Profits

13.	The financial statements and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

    IV. Recommendations

A. Performance

1.	Trustees may wish to consider incorporating risk adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

2.	Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

B. Economies of Scale

3.	Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

C. Institutional Fees

4.	Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

D. Profitability

5.	Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

6.	Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

7.	Trustees may wish to consider the treatment of the revenue sharing with the Private Bank of Bank of America in their review of CMG’s profitability.

Respectfully submitted,

John D. Rea

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Appendix

Sources of Information Used in the Evaluation

The following list generally describes the sources and types of information that were used in preparing this report.

1.	Performance, management fees, and expense ratios for the Funds and comparable funds from other fund complexes from Lipper and CMG. The sources of this information were CMG and Lipper;

2.	CMG’s expenses and profitability obtained directly from CMG;

3.	Information on CMG’s organizational structure;

4.	Profitability of publicly traded asset managers from Lipper;

5.	Interviews with CMG staff, including members of senior management, legal staff, heads of affiliates, portfolio managers, and financial personnel;

6.	Documents prepared by CMG for Section 15(c) contract renewals in 2005 and 2006;

7.	Academic research papers, industry publications, professional materials on mutual fund operations and profitability, and SEC releases and studies of mutual fund expenses

8.	Interviews with and documents prepared by Ernst & Young LLP in its review of the Private Bank Revenue Sharing Agreement;

9.	Discussions with Trustees and attendance at Board and committee meetings during which matters pertaining to the evaluation were considered.

In addition, I engaged NERA Economic Consulting (“NERA”) to assist me in data management and analysis. NERA has extensive experience in the mutual fund industry that provides unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained attorneys in the Washington, D.C. office of Willkie Farr & Gallagher LLP as outside counsel to advise me in connection with my evaluation.

Finally, meetings and discussions with CMG staff were informative. My participation in Board and committee meetings in which Trustees and CMG management discussed issues relating to management contracts were of great benefit to the preparation of the evaluation.

46

Columbia Funds

Growth funds

Columbia Acorn Fund

Columbia Acorn Select

Columbia Acorn USA

Columbia Large Cap Growth Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Growth Fund II

Core funds	Columbia Common Stock Fund Columbia Large Cap Core Fund Columbia Small Cap Core Fund

Value funds

Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia Strategic Investor Fund

Asset Allocation/Hybrid funds

Columbia Asset Allocation Fund

Columbia Asset Allocation Fund II

Columbia Balanced Fund

Columbia Liberty Fund

Columbia LifeGoalTM Balanced Growth Portfolio

Columbia LifeGoalTM Growth Portfolio

Columbia LifeGoalTM Income Portfolio

Columbia LifeGoalTM Income and Growth Portfolio

Columbia Masters Global Equity Portfolio

Columbia Masters Heritage Portfolio

Columbia Masters International Equity Portfolio

Columbia Thermostat Fund

Index funds	Columbia Large Cap Enhanced Core Fund Columbia Large Cap Index Fund Columbia Mid Cap Index Fund Columbia Small Cap Index Fund

Specialty funds	Columbia Convertible Securities Fund Columbia Real Estate Equity Fund Columbia Technology Fund

Global/International funds

Columbia Acorn International

Columbia Acorn International Select

Columbia Global Value Fund

Columbia Greater China Fund

Columbia International Stock Fund

Columbia International Value Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Columbia World Equity Fund

47

Taxable Bond funds

Columbia Conservative High Yield Fund

Columbia Core Bond Fund

Columbia Federal Securities Fund

Columbia High Income Fund

Columbia High Yield Opportunity Fund

Columbia Income Fund

Columbia Intermediate Bond Fund

Columbia Short Term Bond Fund

Columbia Strategic Income Fund

Columbia Total Return Bond Fund

Columbia U.S. Treasury Index Fund

Tax-Exempt Bond funds

Columbia California Tax-Exempt Fund

Columbia California Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia Connecticut Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia High Yield Municipal Fund

Columbia Intermediate Municipal Bond Fund

Columbia Massachusetts Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia New Jersey Intermediate Municipal Bond Fund

Columbia New York Intermediate Municipal Bond Fund

Columbia Oregon Intermediate Municipal Bond Fund

Columbia Rhode Island Intermediate Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Tax-Exempt Fund

Columbia Virginia Intermediate Municipal Bond Fund

Money Market funds

Columbia California Tax-Exempt Reserves

Columbia Cash Reserves

Columbia Connecticut Municipal Reserves

Columbia Government Plus Reserves

Columbia Government Reserves

Columbia Massachusetts Municipal Reserves

Columbia Money Market Reserves

Columbia Municipal Reserves

Columbia New York Tax-Exempt Reserves

Columbia Prime Reserves

Columbia Tax-Exempt Reserves

Columbia Treasury Reserves

For complete product information on any Columbia Fund, visit our website at www.columbiafunds.com.

48

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Federal Securities Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risk, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member NASD and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

49

Columbia Federal Securities Fund

Semiannual Report - February 28, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC - 44/129105-0207 (04/07) 07/37004

Columbia Greater China Fund

Semiannual Report – February 28, 2007

NOT FDIC INSURED	May Lose Value
No Bank Guarantee

The views expressed in this report reflects the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President’s Message – Columbia Greater China Fund

February 28, 2007

Dear Shareholder:

Investing is a long-term process and we are pleased that you have chosen to include the Columbia family of funds in your overall financial plan.

Your financial advisor can help you establish an appropriate investment portfolio and periodically review that portfolio. A well balanced portfolio is one of the keys to successful long-term investing. Your portfolio should be diversified across different asset classes and market segments and your chosen asset allocation should be appropriate for your investment goals, risk tolerance and time horizons.

However, creating an investment strategy is not a one-step process. From time to time, you’ll need to re-evaluate your strategy to determine whether your investment needs have changed. Most experts recommend giving your portfolio a “check-up” every year.

As you begin your portfolio check-up, consider whether you have experienced any major life events since the last time you assessed your portfolio. You may need to tweak your strategy if you have:

•	Gotten married or divorced

•	Added a child to your family

•	Made a significant change in employment

•	Entered or moved significantly closer to retirement

•	Experienced a serious illness or death in the family

•	Taken on or paid off substantial debt

It’s important to remember that over time, performance in different market segments will fluctuate. These shifts can cause your portfolio balance to drift away from your chosen asset allocation. A periodic portfolio check-up can help make sure your portfolio stays on track. Remember that asset allocation does not ensure a profit or guarantee against loss.

You’ll also want to analyze the individual investments in your portfolio. Of course, performance should be a key factor in your analysis, but it’s not the only factor to consider. Make sure the investments in your portfolio line up with your overall objectives and risk tolerance. Be aware of changes in portfolio management and pay special attention to any funds that have made significant shifts in their investment strategy.

We hope this information will help you, in working with your financial advisor, to stay on track to reach your investment goals. Thank you for your business and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Performance Information – Columbia Greater China Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 05/16/97 – 02/28/07 ($)

Share class

sales charge	without	with
Class A	32,324	30,465
Class B	30,214	30,214
Class C	30,617	30,617
Class Z	34,025	n/a

The table above shows the growth in value of a hypothetical $10,000.00 investment in each share class of Columbia Greater China Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 02/28/07 (%)

Share class	A		B		C		Z
Inception	05/16/97		05/16/97		05/16/97		05/16/97
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	27.26	19.94	26.78	21.78	26.77	25.77	27.42
1-year	43.91	35.63	42.83	37.83	42.84	41.84	44.29
5-year	22.68	21.23	21.76	21.58	21.72	21.72	23.61
Life	12.73	12.05	11.96	11.96	12.11	12.11	13.33

Average annual total return as of 03/31/07 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	27.02	19.72	26.53	21.53	26.49	25.49	27.16
1-year	41.73	33.58	40.66	35.66	40.64	39.64	42.08
5-year	21.83	20.39	20.92	20.74	20.89	20.89	22.76
Life	12.90	12.22	12.12	12.12	12.27	12.27	13.49

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares, maximum contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance for different share classes will vary based on differences in sales charges and the fees associate with each class.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund’s prospectus for details.

Performance results reflect any voluntary waivers or reimbursements of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share

as of 02/28/07 ($)
Class A	40.35
Class B	39.47
Class C	40.00
Class Z	41.85

Distributions declared per share

09/01/06 – 02/28/07 ($)
Class A	0.24
Class B	0.01
Class C	0.01
Class Z	0.32

Gross operating expense ratio* (%)

Class A	1.75
Class B	2.50
Class C	2.50
Class Z	1.50

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report and may differ from the expense ratios disclosed elsewhere in this report.

1

Understanding Your Expenses – Columbia Greater China Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees.

09/01/06 – 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,272.29	1,017.24	8.58	7.62	1.52
Class B	1,000.00	1,000.00	1,256.11	1,013.52	12.72	11.35	2.27
Class C	1,000.00	1,000.00	1,267.38	1,013.53	12.77	11.34	2.27
Class Z	1,000.00	1,000.00	1,273.88	1,018.49	7.17	6.37	1.27

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning different funds. If these transaction costs were included, your costs would have been higher.

2

Fund Profile – Columbia Greater China Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6 month cumulative return as of 02/28/07

+27.26% Class A Shares (without sales charge)

+32.59% MSCI China Index

Management Style

Equity Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund’s prospectus.

Summary

•

For the six-month period ended February 28, 2007, Class A shares of Columbia Greater China Fund returned 27.26% without sales charge. This was less than the 32.59% return of the MSCI China Index,[1] the fund’s benchmark. The fund’s return was more than the 13.76% return of the Hang Seng Stock Index,[1] an index that tracks the performance of Hong Kong stocks, which are not included in the MSCI China Index. The fund underperformed the 30.92% average of its peer group, the Lipper China Region Funds Category.[2] The fund’s 10% weight in Hong Kong and 3% weight in Taiwan, markets that did not keep up with the China market, were responsible for the underperformance relative to the benchmark.

•

During the period, stocks in China were buoyed by continued strong economic growth, a steady stream of money flowing into the equity markets, currency appreciation and the expectation that China’s authorities would trim the corporate tax rate. In this environment, we emphasized companies that we believed would benefit from these trends, which were reflected in several of the portfolio’s top performing stocks. China Merchants Bank Co. Ltd., which serves middle class consumers, produced some of the biggest gains in the portfolio. In the consumer staples area, China Mengniu Dairy Co. Ltd. continued to appreciate. Industrial companies that design machinery also had a positive impact. Zhuzhou CSR Times Electric Co. Ltd. and Dongfang Electrical Machinery Co. Ltd. were among the main drivers of performance. Detractors from return included Hong Kong & China Gas Co. Ltd. A slow but consistently growing company, Hong Kong & China Gas suffered because investors in the Hong Kong market tended to favor rapidly growing companies. The stock remains in the portfolio, because we believe its rapid expansion into mainland China, coupled with strong cash generated by the stable Hong Kong business, have the potential to benefit future growth.

1	The MSCI China Index is a free float-adjusted market capitalization-weighted index of Chinese equities that includes Red Chips and H shares listed on the Hong Kong exchange, and B shares listed on the Shanghai and Shenzhen exchanges. The Hang Seng Stock Index is an index that tracks the performance of approximately 70% of the total market capitalization of the stock exchange of Hong Kong. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2	Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

3

Columbia Greater China Fund

•

China’s domestic equity market declined in late February, triggering a global sell-off in stocks, together with other global factors. We viewed the downturn as a normal part of the market cycle and believe that China’s economy remains healthy and that the earnings potential for many of its companies is strong. While we plan to be cautious and slightly defensive in the short term because of market volatility, we are optimistic for the long-term prospects for China’s equity market. We have used the recent market decline as an opportunity to invest in companies that reflect the themes of robust economic growth, increased consumer spending and infrastructure development.

Portfolio Management

Jasmine Huang has co-managed the fund since May 2005. Ms. Huang has been with the advisor and its predecessors or affiliate organizations since September 2003.

Fred Copper, lead manager for the Columbia Greater China Fund, has co-managed the fund since October 2005. Mr. Copper has been with the advisor and its predecessors or affiliate organizations since September 2005.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks. A portfolio of stocks from a single region poses additional risks due to limited diversification.

Some of the countries the fund invests in are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Top 10 holdings

as of 02/28/07 (%)
China Mobile	15.01
PetroChina	8.19
China Life Insurance	6.95
China Merchants Bank	5.19
China Petroleum & Chemical	4.73
CNOOC	3.44
Industrial & Commercial Bank of China	3.04
iShares Trust FTSE/Xinhua China 25 Index	2.68
Guangzhou R&F Properties Co. Ltd.	2.52
Bank of China	2.02

Top 5 sectors

as of 02/28/07 (%)
Financials	27.3
Energy	19.6
Telecommunication Services	18.0
Industrials	15.6
Consumer Discretionary	7.3

Holdings discussed in this report

as of 2/28/07 (%)
China Merchants Bank Co. Ltd.	5.2
China Mengniu Dairy Co. Ltd.	1.9
Zhuzhou CSR Times Electric Co. Ltd.	1.4
Dongfang Electrical Machinery Co. Ltd.	0.8
Hong Kong and China Gas Co. Ltd.	1.0

Your fund is actively managed and the composition of its portfolio will change over time. Information provided is calculated as a percentage of net assets.

4

Investment Portfolio – Columbia Greater China Fund (February 28, 2007) (Unaudited)
Common Stocks – 96.8%

	Shares	Value ($)
Consumer Discretionary – 7.3%
Automobiles – 1.3%

Great Wall Motor Co., Ltd., Class H	2,294,682	3,083,855

Automobiles Total		3,083,855
Distributors – 3.3%

China Resources Enterprise Ltd.	1,136,000	3,351,440
Li & Fung Ltd.	1,457,600	4,626,709

Distributors Total		7,978,149
Diversified Consumer Services – 0.0%

New Oriental Education & Technology Group, ADR (a)	817	34,412

Diversified Consumer Services Total		34,412

Hotels, Restaurants & Leisure – 1.1%

Cafe de Coral Holdings Ltd.	1,138,000	2,018,774
Home Inns & Hotels Management, Inc., ADR (a)	14,934	630,962

Hotels, Restaurants & Leisure Total		2,649,736
Specialty Retail – 1.6%

Esprit Holdings Ltd.	378,500	3,943,415

Specialty Retail Total		3,943,415
Consumer Discretionary Total		17,689,567
Consumer Staples – 3.1%
Beverages – 0.3%

Yantai Changyu Pioneer Wine Co., Class B	147,610	695,258

Beverages Total		695,258
Food Products – 2.5%

China Mengniu Dairy Co., Ltd.	1,658,000	4,541,303
China Milk Products Group Ltd. (a)	1,987,000	1,559,349

Food Products Total		6,100,652
Personal Products – 0.3%

China Flavors & Fragrances Co., Ltd. (a)	1,768,000	787,487

Personal Products Total		787,487
Consumer Staples Total		7,583,397
Energy – 19.6%
Oil, Gas & Consumable Fuels – 19.6%

China Coal Energy Co., Class H (a)	510,000	475,208
China Petroleum & Chemical Corp., Class H	14,326,000	11,478,403
China Shenhua Energy Co., Ltd., Class H	1,837,000	4,664,800
CNOOC Ltd.	10,335,500	8,347,242
PetroChina Co., Ltd., Class H	16,968,000	19,893,367
Yanzhou Coal Mining Co., Ltd., Class H	2,880,000	2,639,294

Oil, Gas & Consumable Fuels Total		47,498,314
Energy Total		47,498,314
Financials – 27.3%
Commercial Banks – 11.2%

Bank of China Ltd., Class H (a)	10,254,000	4,908,481
China Merchants Bank Co., Ltd., Class H (a)	6,200,800	12,603,187
Dah Sing Financial Holdings Ltd.	263,200	2,292,431
Industrial & Commercial Bank of China, Class H (a)	13,383,000	7,382,661

Commercial Banks Total		27,186,760

See Accompanying Notes to Financial Statements.

5

Columbia Greater China Fund (February 28, 2007) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Insurance – 8.1%

China Life Insurance Co., Ltd., Class H	6,277,000	16,871,496
Ping An Insurance (Group) Co., Ltd., Class H	620,500	2,811,430

Insurance Total		19,682,926
Real Estate Management & Development – 8.0%

Cheung Kong Holdings Ltd.	137,000	1,678,965
China Merchants Property Development Co., Ltd.	888,236	2,137,314
Guangzhou R&F Properties Co. Ltd., Class H	3,344,800	6,121,930
Shui On Land Ltd. (a)	1,922,500	1,742,135
Sun Hung Kai Properties Ltd.	288,000	3,415,231
Swire Pacific Ltd., Class A	221,500	2,503,321
Yanlord Land Group Ltd. (a)	1,436,000	1,925,185

Real Estate Management & Development Total		19,524,081
Financials Total		66,393,767
Health Care – 1.2%
Health Care Equipment & Supplies – 0.6%

Mindray Medical International Ltd., ADR (a)	52,329	1,346,949

Health Care Equipment & Supplies Total		1,346,949
Pharmaceuticals – 0.6%

China Shineway Pharmaceutical Group Ltd.	2,137,000	1,452,383

Pharmaceuticals Total		1,452,383
Health Care Total		2,799,332
Industrials – 15.6%
Commercial Services & Supplies – 0.4%

Guangdong Nan Yue Logistics Co., Ltd., Class H	2,349,000	1,064,311

Commercial Services & Supplies Total		1,064,311
Construction & Engineering – 0.4%

China Communications Construction Co., Ltd., Class H (a)	772,425	955,027

Construction & Engineering Total		955,027
Electrical Equipment – 5.8%

Dongfang Electrical Machinery Co., Ltd., Class H	500,000	2,047,869
Harbin Power Equipment, Class H	2,628,000	3,323,261
Shanghai Electric Group Co., Ltd., Class H	7,804,000	3,605,842
Wasion Meters Group Ltd.	4,050,000	1,777,998
Zhuzhou CSR Times Electric Co., Ltd., Class H (a)	1,775,000	3,371,432

Electrical Equipment Total		14,126,402
Industrial Conglomerates – 1.3%

Hutchison Whampoa Ltd.	334,200	3,169,617

Industrial Conglomerates Total		3,169,617
Machinery – 0.9%

Enric Energy Equipment Holdings Ltd. (a)	1,074,000	673,570
Xinjiang Tianye Water Saving Irrigation System Co., Ltd., Class H	4,348,000	1,563,788

Machinery Total		2,237,358
Marine – 1.4%

China Shipping Development Co. Ltd., Class H	2,374,000	3,275,530

Marine Total		3,275,530

See Accompanying Notes to Financial Statements.

6

Columbia Greater China Fund (February 28, 2007) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Transportation Infrastructure – 5.4%

Anhui Expressway Co., Ltd., Class H	2,796,000	2,469,269
China Merchants Holdings International Co., Ltd.	848,000	3,304,953
Cosco Pacific Ltd.	1,374,000	3,675,490
Jiangsu Expressway Co., Ltd., Class H	2,636,000	1,966,963
Zhejiang Expressway Co., Ltd., Class H	2,324,000	1,740,100

Transportation Infrastructure Total		13,156,775
Industrials Total		37,985,020
Information Technology – 2.3%
Electronic Equipment & Instruments – 1.2%

Digital China Holdings Ltd.	5,206,000	2,012,302
Hon Hai Precision Industry Co., Ltd.	134,712	918,950

Electronic Equipment & Instruments Total		2,931,252
Internet Software & Services – 0.3%

NetEase.com, Inc., ADR (a)	32,523	663,469

Internet Software & Services Total		663,469
Semiconductors & Semiconductor Equipment – 0.8%

Taiwan Semiconductor Manufacturing Co., Ltd.	1,014,794	2,029,010

Semiconductors & Semiconductor Equipment Total		2,029,010
Information Technology Total		5,623,731
Materials – 0.0%
Metals & Mining – 0.0%

Zhaojin Mining Industry Co., Ltd., Class H (a)	35,000	74,542

Metals & Mining Total		74,542
Materials Total		74,542
Telecommunication Services – 18.0%
Diversified Telecommunication Services – 2.5%

China Telecom Corp., Ltd., Class H	10,062,000	4,662,030
Chunghwa Telecom Co., Ltd.	702,820	1,316,817

Diversified Telecommunication Services Total		5,978,847
Wireless Telecommunication Services – 15.5%

China Mobile Ltd.	3,922,500	36,448,675
Taiwan Mobile Co., Ltd	1,384,000	1,333,218

Wireless Telecommunication Services Total		37,781,893
Telecommunication Services Total		43,760,740
Utilities – 2.4%
Gas Utilities – 2.4%

Hong Kong & China Gas Co., Ltd.	1,142,304	2,500,115
Xinao Gas Holdings Ltd.	3,400,000	3,316,012

Gas Utilities Total		5,816,127
Utilities Total		5,816,127
Total Common Stocks (cost of $154,997,418)		235,224,537

See Accompanying Notes to Financial Statements.

7

Columbia Greater China Fund (February 28, 2007) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Investment Company – 2.7%

iShares FTSE/Xinhua China 25 Index Fund	65,709	6,511,762

Total Investment Company (cost of $6,839,799)		6,511,762

	Par ($)
Short-Term Obligation – 2.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 02/28/07, due 03/01/07 at 5.210%, collateralized by a U.S. Treasury Bond maturing 02/15/23, market value of $5,408,724 (repurchase proceeds $5,297,767)	5,297,000	5,297,000

Total Short-Term Obligation (cost of $5,297,000)		5,297,000

Total Investments – 101.7% (cost of $167,134,217) (b)		247,033,299

Other Assets & Liabilities, Net – (1.7)%		(4,158,098)

Net Assets – 100.0%		242,875,201

Notes to Investment Portfolio:

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $167,134,217.

The Fund was invested in the following countries at February 28, 2007:

Country	Value	% of Total Investments
China	$125,886,649	51.0
Hong Kong	97,579,569	39.5
United States	14,484,553	5.8
Taiwan	5,597,995	2.3
Singapore	3,484,533	1.4

	247,033,299	100.0

Certain Securities are listed by country of underlying exposure but may trade predominantly on other exchange.

At February 28, 2007, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Financials	27.3
Energy	19.6
Telecommunication Services	18.0
Industrials	15.6
Consumer Discretionary	7.3
Consumer Staples	3.1
Utilities	2.4
Information Technology	2.3
Health Care	1.2
Materials	—	*

	96.8
Investment Company	2.7
Short-Term Obligation	2.2
Other Assets & Liabilities, Net	(1.7)

	100.0

*	Represents less than 0.1%.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities – Columbia Greater China Fund

February 28, 2007 (Unaudited)

	($)
Assets

Investments, at cost	167,134,217

Investments, at value	247,033,299
Cash	369
Foreign currency (cost of $304,965)	303,489
Receivable for:
Fund shares sold	1,277,365
Interest	767
Deferred Trustees’ compensation plan	11,857

Total Assets	248,627,146
Liabilities
Payable for:
Investments purchased	653,115
Fund shares repurchased	4,794,826
Investment advisory fee	184,202
Transfer agent fee	2,295
Pricing and bookkeeping fees	5,776
Custody fee	17,888
Distribution and service fees	77,714
Chief compliance officer expenses	1,236
Deferred Trustees’ fees	11,857
Other liabilities	3,036

Total Liabilities	5,751,945

Net Assets	242,875,201
Composition of Net Assets
Paid-in capital	181,300,702
Overdistributed net investment income	(544,242)
Accumulated net realized loss	(17,777,711)
Net unrealized appreciation (depreciation) on:
Investments	79,899,082
Foreign currency translations	(2,630)

Net Assets	242,875,201
Class A
Net assets	$142,171,580
Shares outstanding	3,523,283
Net asset value per share	$40.35	(a)
Maximum offering price per share ($40.35/0.9425)	$42.81	(b)
Class B
Net assets	$24,075,464
Shares outstanding	609,897
Net asset value and offering price per share	$39.47	(a)
Class C
Net assets	$37,334,150
Shares outstanding	933,432
Net asset value and offering price per share	$40.00	(a)
Class Z
Net assets	$39,294,007
Shares outstanding	938,828
Net asset value, offering and redemption price per share	$41.85	(a)

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge and/or any applicable redemption fees.
(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

9

Statement of Operations – Columbia Greater China Fund

For the Six Months Ended February 28, 2007 (Unaudited)

($)
Investment Income

Dividends	1,579,419
Interest	152,413
Foreign tax withheld	(13,176)

Total Investment Income	1,718,656
Expenses

Investment advisory fee	925,179
Distribution fee:
Class B	79,903
Class C	113,662
Service fee:
Class A	143,158
Class B	26,635
Class C	37,888
Transfer agent fee	100,996
Pricing and bookkeeping fees	43,551
Trustees’ fees	6,930
Custody fee	78,644
Chief compliance officer expenses	2,901
Other expenses	88,676

Total Expenses	1,648,123

Custody earnings credit	(1,920)

Net Expenses	1,646,203

Net Investment Income	72,453

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	6,376,552
Foreign currency transactions	(235)

Net realized gain	6,376,317

Net change in unrealized appreciation (depreciation) on:
Investments	34,565,637
Foreign currency translations	(1,524)

Net change in unrealized appreciation (depreciation)	34,564,113

Net Gain	40,940,430

Net Increase Resulting from Operations	41,012,883

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – Columbia Greater China Fund

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended February 28, 2007 ($)	Year Ended August 31, 2006 ($)
Operations

Net investment income	72,453	844,128
Net realized gain on investments and foreign currency transactions	6,376,317	6,803,941
Net change in unrealized appreciation on investments and foreign currency translations	34,564,113	22,218,796

Net Increase Resulting from Operations	41,012,883	29,866,865

Distributions Declared to Shareholders

From net investment income:
Class A	(768,683)	(989,679)
Class B	(4,866)	(139,342)
Class C	(6,946)	(164,858)
Class Z	(232,689)	(181,558)

Total Distributions Declared to Shareholders	(1,013,184)	(1,475,437)

Share Transactions

Class A:
Subscriptions	45,714,843	27,817,205
Distributions reinvested	586,557	790,677
Redemptions	(12,312,662)	(14,974,466)

Net Increase	33,988,738	13,633,416

Class B:
Subscriptions	5,087,555	4,014,279
Distributions reinvested	3,540	98,809
Redemptions	(2,827,333)	(3,312,272)

Net Increase	2,263,762	800,816

Class C:
Subscriptions	13,994,214	7,539,811
Distributions reinvested	4,881	121,526
Redemptions	(5,199,861)	(3,743,795)

Net Increase	8,799,234	3,917,542

Class Z:
Subscriptions	17,517,499	9,777,827
Distributions reinvested	144,106	133,297
Redemptions	(3,590,570)	(2,479,717)

Net Increase	14,071,035	7,431,407

Net Increase from Share Transactions	59,122,769	25,783,181
Redemption fees	35,346	23,219

Total Increase in Net Assets	99,157,814	54,197,828

Net Assets

Beginning of period	143,717,387	89,519,559
End of period	242,875,201	143,717,387
Undistributed (overdistributed) net investment income at end of period	(544,242)	396,489

See Accompanying Notes to Financial Statements.

11

Columbia Greater China Fund

	(Unaudited) Six Months Ended February 28, 2007	Year Ended August 31, 2006
Changes in Shares

Class A:
Subscriptions	1,175,566	968,912
Issued for distributions reinvested	14,734	31,129
Redemptions	(315,560)	(538,245)

Net Increase	874,740	461,796

Class B:
Subscriptions	131,981	142,689
Issued for distributions reinvested	91	3,963
Redemptions	(73,726)	(120,972)

Net Increase	58,346	25,680

Class C:
Subscriptions	362,265	265,002
Issued for distributions reinvested	124	4,811
Redemptions	(133,390)	(132,451)

Net Increase	228,999	137,362

Class Z:
Subscriptions	423,267	327,510
Issued for distributions reinvested	3,492	5,065
Redemptions	(86,657)	(86,003)

Net Increase	340,102	246,572

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Greater China Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares

	(Unaudited) Six Months Ended February 28, 2007		Year Ended August 31,
			2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$31.90		$24.68		$20.64		$17.88		$14.29		$14.91

Income from Investment Operations:
Net investment income (a)	0.04	(b)	0.26		0.31		0.17		0.14		0.10
Net realized and unrealized gain (loss) on investments and foreign currency	8.65		7.41		3.94		2.70		3.53		(0.57)

Total from Investment Operations	8.69		7.67		4.25		2.87		3.67		(0.47)

Less Distributions Declared to Shareholders:
From net investment income	(0.24)		(0.45)		(0.21)		(0.11)		(0.08)		(0.15)

Redemption fees:
Redemption fees added to paid-in-capital	—	(a)(c)	—	(a)(c)	—	(a)(c)	—	(a)(c)	—		—

Net Asset Value, End of Period	$40.35		$31.90		$24.68		$20.64		$17.88		$14.29
Total return (d)	27.26	%(e)(f)	31.55	%(e)(g)	20.66%		16.11%		25.84	%(e)	(3.22	)%(e)

Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (h)	1.52	%(i)	1.73%		1.76%		1.89%		2.15%		2.15%
Interest expense	—		—		—		—		—	%(j)	—	%(j)
Net expenses (h)	1.52	%(i)	1.73%		1.76%		1.89%		2.15%		2.15%
Waiver/reimbursement	—		0.01%		—		—		0.37%		0.29%
Net investment income (h)	0.24	%(i)	0.93%		1.35%		0.84%		0.97%		0.65%
Portfolio turnover rate	12	%(f)	32%		24%		25%		33%		16%
Net assets, end of period (000’s)	$142,172		$84,492		$53,975		$47,282		$42,685		$33,201

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Net investment income per share reflects special dividends. The effect of these dividends amount to $0.07 per share.
(c)	Rounds to less than $0.01 per share.
(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)	Not annualized.
(g)	Includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by 0.03% and $0.01, respectively.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.
(i)	Annualized.
(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Greater China Fund

Selected data for a share outstanding throughout each period is as follows:

Class B Shares

	(Unaudited) Six Months Ended February 28, 2007		Year Ended August 31,
			2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$31.14		$24.11		$20.18		$17.51		$14.02		$14.63

Income from Investment Operations:
Net investment income (loss) (a)	(0.07	)(b)	0.05		0.14		0.05		0.04		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	8.41		7.25		3.85		2.62		3.45		(0.55)

Total from Investment Operations	8.34		7.30		3.99		2.67		3.49		(0.57)

Less Distributions Declared to Shareholders:
From net investment income	(0.01)		(0.27)		(0.06)		—		—		(0.04)

Redemption fees:
Redemption fees added to paid-in-capital	—	(a)(c)	—	(a)(c)	—	(a)(c)	—	(a)(c)	—		—

Net Asset Value, End of Period	$39.47		$31.14		$24.11		$20.18		$17.51		$14.02
Total return (d)	26.78	%(e)(f)	30.57	%(e)(g)	19.77%		15.25%		24.89	%(e)	(3.93	)%(e)

Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (h)	2.27	%(i)	2.48%		2.51%		2.64%		2.90%		2.90%
Interest expense	—		—		—		—		—	%(j)	—	%(j)
Net expenses (h)	2.27	%(i)	2.48%		2.51%		2.64%		2.90%		2.90%
Waiver/reimbursement	—		0.01%		—		—		0.37%		0.29%
Net investment income (loss) (h)	(0.41	)%(i)	0.19%		0.60%		0.23%		0.30%		(0.10)%
Portfolio turnover rate	12	%(f)	32%		24%		25%		33%		16%
Net assets, end of period (000’s)	$24,075		$17,176		$12,680		$10,471		$5,121		$3,850

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Net investment income per share reflects special dividends. The effect of these dividends amount to $0.06 per share.
(c)	Rounds to less than $0.01 per share.
(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)	Not annualized.
(g)	Includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by 0.03% and $0.01, respectively.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.
(i)	Annualized.
(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Greater China Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares

	(Unaudited) Six Months Ended February 28, 2007		Year Ended August 31
			2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$31.56		$24.43		$20.45		$17.76		$14.22		$14.84

Income from Investment Operations:
Net investment income (loss) (a)	(0.10	)(b)	0.05		0.14		0.04		0.05		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	8.55		7.35		3.90		2.65		3.49		(0.56)

Total from Investment Operations	8.45		7.40		4.04		2.69		3.54		(0.58)

Less Distributions Declared to Shareholders:
From net investment income	(0.01)		(0.27)		(0.06)		—		—		(0.04)

Redemption fees:
Redemption fees added to paid-in-capital	—	(a)(c)	—	(a)(c)	—	(a)(c)	—	(a)(c)	—		—

Net Asset Value, End of Period	$40.00		$31.56		$24.43		$20.45		$17.76		$14.22
Total return (d)	26.77	%(e)(f)	30.58	%(e)(g)	19.75%		15.15%		24.89	%(e)	(3.94	)%(e)

Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (h)	2.27	%(i)	2.48%		2.51%		2.64%		2.90%		2.90%
Interest expense	—		—		—		—		—	%(j)	—	%(j)
Net expenses (h)	2.27	%(i)	2.48%		2.51%		2.64%		2.90%		2.90%
Waiver/reimbursement	—		0.01%		—		—		0.37%		0.29%
Net investment income (loss) (h)	(0.51	)%(i)	0.20%		0.60%		0.20%		0.35%		(0.10)%
Portfolio turnover rate	12	%(f)	32%		24%		25%		33%		16%
Net assets, end of period (000’s)	$37,334		$22,229		$13,853		$9,436		$3,316		$1,812

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Net investment income per share reflects special dividends. The effect of these dividends amount to $0.07 per share.
(c)	Rounds to less than $0.01 per share.
(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)	Not annualized.
(g)	Includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by 0.03% and $0.01, respectively.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.
(i)	Annualized.
(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Greater China Fund

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares

	(Unaudited) Six Months Ended February 28, 2007		Year Ended August 31,
			2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$33.10		$25.59		$21.38		$18.51		$14.41		$15.05

Income from Investment Operations:
Net investment income (a)	0.08	(b)	0.37		0.40		0.22		0.11		0.14
Net realized and unrealized gain (loss) on investments and foreign currency	8.99		7.65		4.07		2.81		4.10		(0.59)

Total from Investment Operations	9.07		8.02		4.47		3.03		4.21		(0.45)

Less Distributions Declared to Shareholders:
From net investment income	(0.32)		(0.51)		(0.26)		(0.16)		(0.12)		(0.19)

Redemption fees:
Redemption fees added to paid-in-capital	—	(a)(c)	—	(a)(c)	—	(a)(c)	—	(a)(c)	0.01		—

Net Asset Value, End of Period	$41.85		$33.10		$25.59		$21.38		$18.51		$14.41
Total return (d)	27.42	%(e)(f)	31.86	%(e)(g)	21.00%		16.44%		29.51	%(e)	(3.10	)%(e)

Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (h)	1.27	%(i)	1.48%		1.51%		1.64%		1.90%		1.90%
Interest expense	—		—		—		—		—	%(j)	—	%(j)
Net expenses (h)	1.27	%(i)	1.48%		1.51%		1.64%		1.90%		1.90%
Waiver/reimbursement	—		0.01%		—		—		0.37%		0.29%
Net investment income (h)	0.40	%(i)	1.25%		1.60%		1.06%		0.70%		0.90%
Portfolio turnover rate	12	%(f)	32%		24%		25%		33%		16%
Net assets, end of period (000’s)	$39,294		$19,821		$9,012		$5,182		$1,996		$138

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Net investment income per share reflects special dividends. The effect of these dividends amount to $0.07 per share.
(c)	Rounds to less than $0.01 per share.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)	Not annualized.
(g)	Includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by 0.03% and $0.01, respectively.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.
(i)	Annualized.
(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements – Columbia Greater China Fund (February 28, 2007)

(Unaudited)

Note 1. Organization

Columbia Greater China Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks long-term growth of capital.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares sold within twelve months of the time of purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning

17

Columbia Greater China Fund (February 28, 2007) (Unaudited)

after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Funds’ financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC (“Columbia”), the Fund’s investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is required to be at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

18

Columbia Greater China Fund (February 28, 2007) (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2006 was as follows:

Distributions paid from:
Ordinary Income*	$1,475,437

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at February 28, 2007, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$84,726,006
Unrealized depreciation	(4,826,924)
Net unrealized appreciation	$79,899,082

The following capital loss carryforwards, determined as of August 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2007	$18,393,031
2008	703,958
2010	5,047,669
$24,144,658

Capital loss carryforwards of $6,653,813 were utilized during the year ended August 31, 2006. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Fund and provides administrative and other services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.95%
$1 billion to $1.5 billion	0.87%
$1.5 billion to $3 billion	0.82%
$3 billion to $6 billion	0.77%
Over $6 billion	0.72%

For the six months ended February 28, 2007, the Fund’s annualized effective investment advisory fee rate was 0.95% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Fund entered into a Financial Reporting Services Agreement with State Street Bank and Trust Company (“State Street”) and Columbia (the “Financial Reporting Services Agreement”) pursuant to which State Street provides financial reporting services to the Fund. Also effective December 15, 2006, the Fund entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets for the month. Under the State Street Agreements, the combined fee payable to State Street by the Fund will not exceed $140,000 annually. The Fund also reimburses State Street for certain out-of-pocket expenses.

Effective December 15, 2006, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of

19

Columbia Greater China Fund (February 28, 2007) (Unaudited)

2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services performed in connection with Fund expenses and the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under its pricing and bookkeeping agreement with the Fund, Columbia was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Fund also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended February 28, 2007, the Fund’s annualized effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 0.045% of the Fund’s average daily net assets.

Transfer Agent Fees

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended February 28, 2007, the Fund’s annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was 0.10% of the Fund’s average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended February 28, 2007, the Distributor has retained net underwriting discounts of $82,479 on sales of the Fund’s Class A shares and received net CDSC fees of $611, $11,206 and $12,455 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a Rule 12b-1 plan (the “Plan”) which allows the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

20

Columbia Greater China Fund (February 28, 2007) (Unaudited)

Fees Paid to Officers and Trustees

All officers of the Funds, are employees of Columbia or its affiliates and with the exception of the Funds’ Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley requirements. For the six months ended February 28, 2007, the Fund paid $1,465 to Columbia for such services. This amount is included in “Other expenses” in the Statement of Operations.

Note 5. Portfolio Information

For the six months ended February 28, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $83,288,555 and $23,428,121, respectively.

Note 6. Redemption Fees

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed within 60 days of their purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading of shares. The redemption fees, which are retained by the Fund, are accounted for as an addition to paid-in capital and are allocated to each class based on the relative net assets at the time of the redemption. For the six months ended February 28, 2007, the redemption fees for the Class A, Class B, Class C and Class Z shares of the Fund amounted to $20,737, $3,712, $5,482, and $5,415, respectively.

Note 7. Line of Credit

The Trust and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among the participating funds. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations. For the six months ended February 28, 2007, the Fund did not borrow under this arrangement.

Note 8. Shares of Beneficial Interest

As of February 28, 2007, the Fund had a shareholder that held 12.3% of the shares outstanding. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Other

During the year ended August 31 2006, Columbia reimbursed the Fund $30,541 for a realized investment loss due to a trading error incurred in 2005.

Note 10. Disclosure of Significant Risks and Contingencies

Foreign Securities

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic

21

Columbia Greater China Fund (February 28, 2007) (Unaudited)

developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Geographic Concentration

Because the Fund’s investments are concentrated in the Greater China Region, events within the region will have a greater effect on the Fund than if the Fund were more geographically diversified. In addition, events in any one country within the region may impact the other countries or the region as a whole. Markets in the region can experience significant volatility due to social, regulatory and political uncertainties.

Sector focus The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less concentrated.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the “Settlements”.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as

22

Columbia Greater China Fund (February 28, 2007) (Unaudited)

defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court, where the parties will seek court approval of the settlement. The terms of the proposed settlement, if approved, will require payments by the funds’ adviser and/or its affiliates, including payment of plaintiffs’ attorneys’ fees and notice to class members. In the event that the settlement is not approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

23

Board Consideration and Approval of Investment Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually to review the advisory agreements (collectively, the “Agreements”) of the funds for which the Trustees serve as trustees (each a “fund”) and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. Through the Board’s Investment Oversight Committees, Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds’ investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund’s performance benchmarks, (ii) information on each fund’s advisory fees and other expenses, including information comparing the fund’s expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee “breakpoints,” (iii) information about the profitability of the Agreements to Columbia, including potential “fall-out” or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia’s response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia’s financial results and financial condition, (vi) each fund’s investment objective and strategies and the size, education and experience of Columbia’s investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds’ brokerage, if any, and the use of “soft” commission dollars to pay for research products and services, (viii) Columbia’s resources devoted to, and its record of compliance with, the funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (ix) Columbia’s response to various legal and regulatory proceedings since 2003 and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds’ independent fee consultant and reviews materials relating to the funds’ relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult with independent legal counsel to the Independent Trustees and the independent fee consultant.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2006 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September and October, 2006. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia’s ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

24

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party’s methodology for identifying each fund’s peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund’s Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund’s investment strategy and policies and that the fund was performing as expected, given these investment decisions, market conditions and the fund’s investment strategy; (iii) that the fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund’s investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that the fund was proposed to be reorganized into another fund, and that such reorganization would result in a reduction in fund expenses.

The Trustees also considered Columbia’s performance and reputation generally, the funds’ performance as a fund family generally, and Columbia’s historical responsiveness to Trustee concerns about performance and Columbia’s willingness to take steps intended to improve performance.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third party) of each fund’s advisory fees and total expense levels to those of the fund’s peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia’s use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management’s stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds. The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

25

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia’s investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as expense waivers/reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

•

the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

•

the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

•

so-called “fall-out benefits” to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds’ securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

•	the draft report provided by the funds’ independent fee consultant, which included information about and analysis of the funds’ fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2007.

26

Summary of Management Fee Evaluation by Independent Fee Consultant

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance between the Office of Attorney General of New York State and Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc. October 11, 2006

I. Overview

Columbia Management Advisors, LLC (“CMA”) and Columbia Funds Distributors, Inc.1 (“CFD”) agreed on February 9, 2005 to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Fund” and together with all such funds or a group of such funds as the “Funds”) only if the Independent Members of the Fund’s Board of Trustees (such Independent Members of the Fund’s Board together with the other members of the Fund’s Board, referred to as the “Trustees”) appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

On September 14, 2006, the Independent Members of the Funds’ Boards retained me as IFC for the Funds. In this capacity, I have prepared the second annual written evaluation of the fee negotiation process. I am successor to the first IFC, Erik Sirri, who prepared the annual evaluation in 2005 and who contributed to the second annual written evaluation until his resignation as IFC in August 2006 to become Director of the Division of Market Regulation at the U.S. Securities and Exchange Commission.2

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees…to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” In this role, the IFC does not replace the Trustees in negotiating management fees with CMA, and the IFC does not substitute his or her judgment for that of the Trustees about the reasonableness of proposed fees. As the AOD states, CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees…using…an annual independent written evaluation prepared by or under the direction of…the Independent Fee Consultant.”

B. Elements Involved in Managing the Fee Negotiation Process

Managing the fee negotiation process has three elements. One involves reviewing the information provided by CMG to the Trustees for evaluating the proposed management fees and augmenting that information, as necessary, with additional information from CMG or other sources and with further analyses of the information and data. The second element involves reviewing the information and analysis relative to at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services.

1	CMA and CFD are subsidiaries of Columbia Management Group, Inc. (“CMG”), which also is the parent of Columbia Management Services, Inc. (“CFS”), the Funds’ transfer agent. Before the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC, which was renamed Columbia Management Advisors, LLC and which carries on the business of CMA. CFD also has been renamed Columbia Management Distributors, Inc.
2	I am an independent economic consultant. From August 2005 until August 2006, I provided support to Mr. Sirri as an independent consultant. From 1994 to 2004, I was Chief Economist at the Investment Company Institute. Earlier, I was Section Chief and Assistant Director at the Federal Reserve Board and Professor of Economics at Oklahoma State University. I have no material relationship with Bank of America or CMG, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. To assist me with the report, I engaged NERA Economic Consulting, an independent consulting firm that has had extensive experience in the mutual fund industry. I also have retained Willkie Farr & Gallagher LLP as counsel to advise me in connection with the report.

27

The final element involves providing the Trustees with a written evaluation of the above factors as they relate to the fee negotiation process.

C. Organization of the Annual Evaluation

The 2006 annual evaluation focuses on the six factors and contains a section for each factor except that CMA’s costs and profits from managing the Funds have been combined into a single section. In each section, the discussion of the factor considers and analyzes the available data and other information as they bear upon the fee negotiation process. If appropriate, the discussion in the section may point out certain aspects of the proposed fees that may warrant particular attention from the Trustees. The discussion also may suggest other data, information, and approaches that the Trustees might consider incorporating into the fee negotiation process in future years.

In addition to a discussion of the six factors, the report reviews the status of recommendations made in the 2005 IFC evaluation. The 2006 report also summarizes the findings with regard to the six factors and contains a summary of recommendations for possible enhancements to the process.

II. Status of 2005 Recommendations

The 2005 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and includes my assessment of the response to the recommendations.

1.	Recommendation: Trustees should consider requesting more analytical work from CMG in the preparation of future 15(c) materials.

Status: CMG has provided additional analyses to the Trustees on economies of scale, a comparative analysis of institutional and retail management fees, management fee breakpoints, risk-adjusted performance, fee waivers and expense reimbursements, and CMG’s costs and profitability.

2.	Recommendation: Trustees may wish to consider whether CMG should continue expanding the use of Morningstar or other third party data to supplement CMG’s fee and performance analysis that is now based primarily on Lipper reports.

Status: CMG has used data from Morningstar Inc. to compare with data from Lipper Inc. (“Lipper”) in performing the Trustees’ screening procedures.

3.	Recommendation: Trustees should consider whether…the fund-by-fund screen…should place comparable emphasis on both basis point and quintile information in their evaluation of the funds…Also, the Trustees should consider incorporating sequences of one year performance into a fund-by-fund screen.

Status: CMG has not provided Trustees with results of the screening process using percentiles. CMG has provided Trustees with information on the changes in performance and expenses between 2005 and 2006 and data on one-year returns.

4.	Recommendation: Given the volatility of fund performance, the Trustees may want to consider whether a better method exists than th[e] fee waiver process to deal with fund underperformance.

Status: It is my understanding that the Trustees have determined to address fund underperformance not only through fee waivers and expense caps but also through discussions with CMG regarding the sources of underperformance. CMG has provided Trustees with an analysis of the relationship between breakpoints, expense reimbursements, and fee waivers.

5.	Recommendation: [Seventy-one] percent of funds [have] yet to reach their first management fee breakpoint… Trustees may wish to consider whether the results of my ongoing economies-of-scale work affects the underlying economic assumptions reflected in the existing breakpoint schedules.

Status: CMG has prepared a memo for the Trustees discussing its views on the nature and sharing of potential economies of scale. The memo discuses CMG’s view that economies of scale arise at the complex level rather than the fund level. The memo also describes steps, including the introduction of breakpoints, taken to share economies of scale with shareholders. CMG’s analysis, however, does not discuss specific sources of economies of scale and does not link breakpoints to economies of scale that might be realized as the Funds’ assets increase.

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6.	Recommendation: Trustees should continue working with management to address issues of funds that demonstrate consistent or significant underperformance even if the fee levels for the funds are low.

Status: Trustees monitor performance on an ongoing basis.

III. Findings

A. General

1.	Based upon my examination of the available information and the six factors, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for the Funds. CMG has provided the Trustees with relevant materials on the six factors through the 15(c) contract renewal process and in materials prepared for review at Board and Committee meetings.

2.	In my view, the process by which the proposed management fees of the Funds have been negotiated in 2006 thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively strong, especially that of fixed-income Funds. For each of the 1-, 3-, 5- and 10-year performance periods, over 60 percent of the funds have ranked in the top three performance quintiles.

4.	The performance of the equity Funds overall, though less concentrated in the top two quintiles than the fixed income Funds, improved in 2006 relative to that in 2005. The fixed-income funds maintained the relatively high performance level of 2005 in 2006.

5.	The Funds’ overall performance adjusted for risk was significantly stronger than performance unadjusted for risk. Domestic and international equity funds, in particular, moved to higher relative performance rankings after adjusting for risk.

6.	The procedure used to construct the performance universe in which each Fund’s performance is ranked relative to comparable funds may bias a Fund’s ranking upward within that universe. The bias occurs because the performance ranking procedure includes all share classes of multi-class funds in the universe and because the procedure ranks either no-load or A share classes of the Funds. No-load and A share classes generally have lower total expenses than B and C shares (owing to B and C shares having higher distribution/service fees) and thus, given all else, would outperform many of B and C share classes included in the universe. A preliminary analysis that adjusts for the bias results in a downward movement in the relative performance for the Funds but does not change the general finding that the Funds’ performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.	The Funds’ management fees and total expenses are generally low relative to those of their peers. At least 56 percent of the Funds are in the first or second quintiles with the lowest fees and expenses and nearly three fourths or more in the first three quintiles. Equity Funds are more highly concentrated in the first three quintiles than fixed-income Funds.

8.	The fee and expense rankings as whole are similar to those in 2005 in that the majority of funds are ranked in the top quintiles. Nonetheless, a number of individual funds experienced a change in ranking between 2005 and 2006. This fund-level instability may reflect sensitivity of rankings to the composition of the comparison groups, as the membership of the peer groups typically changed substantially between the two years.

9.	The Liberty Money Market Fund VS appears to have a higher management fee structure than that of other Columbia money market funds of comparable asset size.

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D. Trustees’ Fee and Performance Evaluation Process

10.	The Trustees’ evaluation process identified 21 funds in 2006 for further review based upon their relative performance or expenses. Seventeen of these funds had been subject to review in 2004 or 2005.

E. Potential Economies of Scale

11.	CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG has not, however, identified specific sources of economies of scale nor has it provided any estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation. These measures, although of significant benefit to shareholders, have not been directly linked in the memo to the existence, sources, and magnitude of economies of scale.

F. Management Fees Charged to Institutional Clients

12.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. Based upon the information, institutional fees are generally lower than the Funds’ management fees. This pattern is consistent with the economics of the two financial products. Data are not available, however, on actual institutional fees at other money managers. Thus, it is not possible to determine the extent to which differences between the Funds’ management fees and institutional fees are consistent with those seen generally in the marketplace.

G. Revenues, Expenses, and Profits

13.	The financial statements and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

IV. Recommendations

A. Performance

1.	Trustees may wish to consider incorporating risk adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

2.	Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

B. Economies of Scale

3.	Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

C. Institutional Fees

4.	Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

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D. Profitability

5.	Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

6.	Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

7.	Trustees may wish to consider the treatment of the revenue sharing with the Private Bank of Bank of America in their review of CMG’s profitability.

Respectfully submitted,

John D. Rea

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Appendix

Sources of Information Used in the Evaluation

The following list generally describes the sources and types of information that were used in preparing this report.

1.	Performance, management fees, and expense ratios for the Funds and comparable funds from other fund complexes from Lipper and CMG. The sources of this information were CMG and Lipper;

2.	CMG’s expenses and profitability obtained directly from CMG;

3.	Information on CMG’s organizational structure;

4.	Profitability of publicly traded asset managers from Lipper;

5.	Interviews with CMG staff, including members of senior management, legal staff, heads of affiliates, portfolio managers, and financial personnel;

6.	Documents prepared by CMG for Section 15(c) contract renewals in 2005 and 2006;

7.	Academic research papers, industry publications, professional materials on mutual fund operations and profitability, and SEC releases and studies of mutual fund expenses

8.	Interviews with and documents prepared by Ernst & Young LLP in its review of the Private Bank Revenue Sharing Agreement;

9.	Discussions with Trustees and attendance at Board and committee meetings during which matters pertaining to the evaluation were considered.

In addition, I engaged NERA Economic Consulting (“NERA”) to assist me in data management and analysis. NERA has extensive experience in the mutual fund industry that provides unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained attorneys in the Washington, D.C. office of Willkie Farr & Gallagher LLP as outside counsel to advise me in connection with my evaluation.

Finally, meetings and discussions with CMG staff were informative. My participation in Board and committee meetings in which Trustees and CMG management discussed issues relating to management contracts were of great benefit to the preparation of the evaluation.

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Important Information About This Report

Columbia Greater China Fund

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Greater China Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risk, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

33

Columbia Greater China Fund

Semiannual Report – February 28, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/129106-0207 (04/07) 07/36906

Columbia Management®

Columbia Funds

Semiannual Report – February 28, 2007

■  Columbia International Stock Fund

■  Columbia Mid Cap Growth Fund

■  Columbia Small Cap Growth Fund I

■  Columbia Real Estate Equity Fund

■  Columbia Technology Fund

■  Columbia Strategic Investor Fund

■  Columbia Balanced Fund

■  Columbia Oregon Intermediate Municipal Bond Fund

■  Columbia Conservative High Yield Fund

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

Table of contents

Columbia International Stock Fund	1

Columbia Mid Cap Growth Fund	5

Columbia Small Cap Growth Fund I	9

Columbia Real Estate Equity Fund	12

Columbia Technology Fund	15

Columbia Strategic Investor Fund	19

Columbia Balanced Fund	22

Columbia Oregon Intermediate Municipal Bond Fund	26

Columbia Conservative High Yield Fund	29

Financial Statements	32

Investment Portfolios	33

Statements of Assets and Liabilities	82

Statements of Operations	86

Statements of Changes in Net Assets	90

Financial Highlights	103

Notes to Financial Statements	151

Board Consideration and Re-Approval of Investment Advisory Agreements	167

Summary of Management Fee Evaluation by Independent Fee Consultant	170

Important Information About This Report	177

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

February 28, 2007

Dear Shareholder:

Investing is a long-term process and we are pleased that you have chosen to include the Columbia family of funds in your overall financial plan.

Your financial advisor can help you establish an appropriate investment portfolio and periodically review that portfolio. A well balanced portfolio is one of the keys to successful long-term investing. Your portfolio should be diversified across different asset classes and market segments and your chosen asset allocation should be appropriate for your investment goals, risk tolerance and time horizons.

However, creating an investment strategy is not a one-step process. From time to time, you'll need to re-evaluate your strategy to determine whether your investment needs have changed. Most experts recommend giving your portfolio a "check-up" every year.

As you begin your portfolio check-up, consider whether you have experienced any major life events since the last time you assessed your portfolio. You may need to tweak your strategy if you have:

•  Gotten married or divorced

•  Added a child to your family

•  Made a significant change in employment

•  Entered or moved significantly closer to retirement

•  Experienced a serious illness or death in the family

•  Taken on or paid off substantial debt

It's important to remember that over time, performance in different market segments will fluctuate. These shifts can cause your portfolio balance to drift away from your chosen asset allocation. A periodic portfolio check-up can help make sure your portfolio stays on track. Remember that asset allocation does not ensure a profit or guarantee against loss.

You'll also want to analyze the individual investments in your portfolio. Of course, performance should be a key factor in your analysis, but it's not the only factor to consider. Make sure the investments in your portfolio line up with your overall objectives and risk tolerance. Be aware of changes in portfolio management and pay special attention to any funds that have made significant shifts in their investment strategy.

We hope this information will help you, in working with your financial advisor, to stay on track to reach your investment goals. Thank you for your business and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Performance Information – Columbia International Stock Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 03/01/97 – 02/28/07 ($)

Sales charge	without	with
Class A	21,974	20,709
Class B	21,224	21,224
Class C	21,305	21,305
Class D	21,378	21,169
Class G	21,234	21,234
Class Z	22,386	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia International Stock Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share

as of 02/28/07 ($)

Class A	18.89
Class B	18.46
Class C	18.54
Class D	18.61
Class G	18.45
Class Z	19.02

Distributions declared per share

09/01/06 – 02/28/07 ($)

Class A	2.26
Class B	2.12
Class C	2.12
Class D	2.12
Class G	2.13
Class Z	2.31

Annual operating expense ratio* (%)

Class A	1.34
Class B	2.09
Class C	2.09
Class D	2.09
Class G	2.04
Class Z	1.09

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and may differ from the expense ratios disclosed elsewhere in this report.

Average annual total return as of 02/28/07 (%)

Share class	A		B		C		D		G		Z
Inception date	11/01/02		11/01/02		10/13/03		11/01/02		03/18/05		10/01/92
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month
(cumulative)	12.28	5.82	11.85	6.85	11.86	10.86	11.88	10.88	11.91	6.91	12.40
1-year	19.69	12.81	18.81	13.81	18.79	17.79	18.85	17.85	18.88	13.88	20.04
5-year	13.36	12.02	12.58	12.33	12.67	12.67	12.74	12.51	12.59	12.21	13.79
10-year	8.19	7.55	7.82	7.82	7.86	7.86	7.89	7.79	7.82	7.82	8.39

Average annual total return as of 03/31/07 (%)

Share class	A		B		C		D		G		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month
(cumulative)	14.53	7.95	14.09	9.09	14.09	13.09	14.10	13.10	14.15	9.15	14.71
1-year	18.03	11.24	17.14	12.14	17.12	16.12	17.13	16.13	17.20	12.20	18.31
5-year	12.81	11.48	12.01	11.76	12.10	12.10	12.17	11.95	12.02	11.64	13.24
10-year	8.31	7.67	7.93	7.93	7.97	7.97	8.01	7.89	7.94	7.94	8.52

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5.00% in the first year, declining to 1.00% in the sixth year for Class B shares and 1.00% in the seventh year for Class G shares and eliminated thereafter) and 1.00% for Class C and D shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would have been lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

All results shown assume reinvestment of distributions.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class D shares are closed to all new investors and new accounts. Existing Class D shareholders will be able to make additional purchases at any time. In addition, the Class D initial sales charge of 1.00% is waived.

Classes A, B, and D (newer class shares) share performance information includes returns of the fund's Class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for Class C include the returns of Class B prior to 10/13/03, the date on which Class C was initially offered by the fund. The returns shown for Class C also include the performance of Class Z prior to the inception of Class B (11/01/02). Class G performance information includes returns of the fund's Class B shares for the period from 11/01/02 through 03/18/05 and for periods prior thereto, the fund's Class Z shares. Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Classes A, B, C, D, and G would have been lower.

Understanding Your Expenses – Columbia International Stock Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

09/01/06 – 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,122.78	1,018.79	6.37	6.06	1.21
Class B	1,000.00	1,000.00	1,117.53	1,015.08	10.29	9.79	1.96
Class C	1,000.00	1,000.00	1,117.63	1,015.08	10.29	9.79	1.96
Class D	1,000.00	1,000.00	1,118.82	1,015.08	10.30	9.79	1.96
Class G	1,000.00	1,000.00	1,119.11	1,015.32	10.04	9.54	1.91
Class Z	1,000.00	1,000.00	1,122.98	1,020.03	5.05	4.81	0.96

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia International Stock Fund

Summary

■  For the six-month period ended February 28, 2007, Columbia International Stock Fund Class A shares returned 12.28% without sales charge. The fund's return was slightly higher than the 12.17% return of one of its benchmarks, the MSCI EAFE Index, and slightly lower than the 12.38% return of its other benchmark, the MSCI All Country World ex US Index.1 It was higher than the 11.26% average return of its peer group, the Morningstar Foreign Large Blend Funds Category.2 Recognizing that the fund is compared against two indices, the following discussion relates to performance measured against the MSCI EAFE Index. During the period, a long list of economic, business and market factors created a positive backdrop for the international equity markets. As a result, all developed markets posted positive returns, despite a sharp sell-off in the final month of the period. Modest returns from the United Kingdom (UK) market reflected an unexpected interest-rate hike by the Bank of England. The fund had less exposure than the index to the UK market, which aided results.

■  The fund's exposure to the energy sector was higher than the index, which hampered performance because energy was the only sector to post a negative return for the period. Nevertheless, individual energy holdings were helpful. In China, Yanzhou Coal Mining Co., Ltd. and TGS Nopec Geophysical Co. ASA, were among the best performers (0.7% and 0.9% of net assets, respectively). JM AB, a Swedish property management and development company that benefited from strong demand for residential and commercial property and Salzgitter AG, a German steel producer (0.9% and 1.1% of net assets, respectively), also aided results.

■  A position in U.K.'s PartyGaming detracted from return. The online gaming company declined on news that new U.S. regulations would effectively eliminate the United States as a market for PartyGaming. The stock was sold. AstraZeneca PLC (1.6% of net assets), a U.K. pharmaceutical company, was also disappointing, as concerns about a lack of new products weighed on the stock.

■  We view the recent correction in many of the world's stock markets as a buying opportunity, because we believe that the long-term environment for equities is positive. We think that global economic growth rates could remain higher than global interest rates. And we expect inflation to remain under control, as companies continue to outsource production to low-cost countries.

1The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. The MSCI All Country (AC) World ex US Index is an index of global stock market performance that includes developed and emerging markets but excludes the US. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

22007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc. may not be copied or redistributed for any purpose and may only be used for non-commercial, personal purposes. The information contained herein is not represented or warranted to be accurate, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this information. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month return as of 02/28/07

+12.28%

Class A shares (without sales charge)

+12.17%

MSCI EAFE Index

+12.38%

MSCI All Country World ex US Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Fund Profile – Columbia International Stock Fund (continued)

Portfolio Management

Fred Copper, lead manager for Columbia International Stock Fund, has managed or co-managed the fund since October 2005 and has been with the advisor or its predecessors or affiliate organizations since September 2005.

Jasmine (Weili) Huang has co-managed the fund since May 2006 and has been with the advisor or its predecessors or affiliate organizations since September 2003.

Timothy R. Anderson has co-managed the fund since May 2006 and has been with the advisor or its predecessors or affiliate organizations since March 2006.

Paul J. DiGiacomo has co-managed the fund since May 2006 and has been with the advisor or its predecessors or affiliate organizations since April 2006.

Daisuke Nomoto has co-managed the fund since May 2006 and has been with the advisor or its predecessors or affiliate organizations since April 2005.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks. Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia Mid Cap Growth Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 03/01/97 – 02/28/07 ($)

Sales charge	without	with
Class A	22,355	21,070
Class B	21,640	21,640
Class C	21,681	21,681
Class D	21,657	21,442
Class G	21,591	21,591
Class R	22,288	22,288
Class T	22,371	21,084
Class Z	22,688	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Mid Cap Growth Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share

as of 02/28/07 ($)

Class A	25.56
Class B	24.69
Class C	24.74
Class D	24.71
Class G	24.63
Class R	25.48
Class T	25.58
Class Z	25.92

Distributions declared per share

09/01/06-02/28/07 ($)

Class A	1.46
Class B	1.46
Class C	1.46
Class D	1.46
Class G	1.46
Class R	1.46
Class T	1.46
Class Z	1.51

Annual operating expense ratio* (%)

Class A	1.26
Class B	2.01
Class C	2.01
Class D	2.01
Class G	1.96
Class R	1.51
Class T	1.31
Class Z	1.01

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and may differ from the expense ratios disclosed elsewhere in this report.

Average annual total return as of 02/28/07 (%)

Share class	A		B		C		D		G		R	T		Z
Inception	11/01/02		11/01/02		10/13/03		11/01/02		11/01/02		01/23/06	11/01/02		11/20/85
Sales charge	without	with	without	with	without	with	without	with	without	with	without	without	with	without
6-month
(cumulative	12.64	6.17	12.23	7.23	12.21	11.21	12.22	11.22	12.22	7.22	12.49	12.58	6.10	12.74
1-year	6.94	0.79	6.14	1.14	6.12	5.12	6.13	5.13	6.15	1.15	6.66	6.85	0.69	7.20
5-year	8.66	7.38	7.95	7.66	7.99	7.99	7.97	7.76	7.90	7.46	8.59	8.67	7.40	8.98
10-year	8.38	7.74	8.03	8.03	8.05	8.05	8.03	7.93	8.00	8.00	8.34	8.38	7.74	8.54

Average annual total return as of 03/31/07 (%)

Share class	A			B			C		D		G		R	T			Z
Sales charge	without	with		without	with		without	with	without	with	without	with	without	with	without		without
6-month
(cumulative)	12.26	5.80		11.85	6.85		11.83	10.83	11.84	10.84	11.84	6.84	12.11	12.20	5.77		12.40
1-year	5.69	–	0.39	4.92	–	0.03	4.91	3.92	4.91	3.92	4.97	0.02	5.42	5.64	–	0.44	5.95
5-year	7.74	6.47		7.04	6.73		7.08	7.08	7.05	6.84	6.99	6.53	7.68	7.76	6.49		8.07
10-year	9.08	8.44		8.73	8.73		8.75	8.75	8.73	8.63	8.70	8.70	9.05	9.09	8.45		9.25

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A and T shares, the applicable contingent deferred sales charge (5.00% in the first year, declining to 1.00% in the sixth year for Class B shares and 1.00% in the seventh year for Class G shares and eliminated thereafter) and 1.00% for Class C and D shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would have been lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

All results shown assume reinvestment of distributions.

Class D shares are closed to all new investors and new accounts. Existing Class D shareholders will be able to make additional purchases at any time. In addition, the Class D initial sales charge of 1% is waived.

Class R shares and Class Z shares each sold only at net asset value, have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Classes A, B, D, G and T (newer class shares) share performance information includes returns of the fund's Class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for Class C include the returns of Class B prior to 10/13/03, the date on which Class C was initially offered by the fund. The returns shown for Class C also include the performance of Class Z prior to the inception of Class B (11/01/02). The returns for Class R include the returns of Class A prior to 01/23/06, the date on which Class R was initially offered by the fund. The returns shown for Class R also include the performance of Class Z prior to the inception of Class A(11/01/02). If differences in expenses had been reflected, the returns would have been lower, since the Class R shares are subject to a higher Rule 12b-1 fee than Class A shares. Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Classes A, B, C, D, G and T would have been lower.

Understanding Your Expenses – Columbia Mid Cap Growth Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

09/01/06 – 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,126.40	1,019.04	6.12	5.81	1.16
Class B	1,000.00	1,000.00	1,122.29	1,015.32	10.05	9.54	1.91
Class C	1,000.00	1,000.00	1,122.09	1,015.32	10.05	9.54	1.91
Class D	1,000.00	1,000.00	1,122.19	1,015.32	10.05	9.54	1.91
Class G	1,000.00	1,000.00	1,122.19	1,015.57	9.79	9.30	1.86
Class R	1,000.00	1,000.00	1,124.91	1,017.80	7.43	7.05	1.41
Class T	1,000.00	1,000.00	1,125.81	1,018.79	6.38	6.06	1.21
Class Z	1,000.00	1,000.00	1,127.39	1,020.28	4.80	4.56	0.91

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Mid Cap Growth Fund

Summary

■   For the six-month period ended February 28, 2007 Columbia Mid Cap Growth Fund Class A shares returned 12.64% without sales charge. The fund's benchmarks, the Russell Midcap Growth Index and the Russell Midcap Index, returned 13.12% and 13.50%, respectively for the same period.1 Recognizing that the fund is compared against two indices, the following discussion relates to performance measured against the Russell Midcap Growth Index. The fund's return was higher than the 11.95% average return of its peer group, the Morningstar Mid-Cap Growth Funds Category.2

■   Stock selection, particularly in the telecommunications services and industrials sectors, contributed positively to performance. Health care investments were disappointing. An overweight in the telecommunications services sector, and particularly in wireless telecom services, drove returns. Standouts included Millicom International Cellular SA (0.4% of net assets), a wireless service provider benefiting from better-than-expected subscriber growth and usage in Vietnam and Pakistan. In industrials, the fund had more exposure than the index to the aerospace and defense industry, which aided returns because the group benefited from growth in emerging markets and spending in developed markets to refurbish aging fleets. Stock selection among air freight, logistics and marine companies was also positive. Elsewhere, top performers included MEMC Electronic Materials, Inc. (1.2% of net assets), a company that supplies polysilicon for the manufacturing of semiconductor wafers and solar panels.

■   Health care stock selection was disappointing, largely because the fund did not own enough of the top performing names in the index. An underweight in Forest Laboratories, Inc. (0.3% of net assets) was costly, as solid prescription growth for key drugs propelled the stock higher. In the consumer discretionary sector, Nutri/System, Inc. (0.4% of net assets), a weight loss company, sagged as increased advertising expenditures worried investors.

■   By the end of the period, we had positioned the portfolio for slowing economic growth by trimming its exposure to cyclical, industrial and material stocks as well as certain energy stocks. We added to stakes in the consumer staples, health care and telecommunications services sectors. Going forward, we plan to continue to screen the investment universe for growth companies that we believe are attractively valued and have strong business models, rising profit margins and improving returns on capital.

1The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month return as of 02/28/07

+12.64%

Class A shares (without sales charge)

+13.12%

Russell Midcap Growth Index

+13.50%

Russell Midcap Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Fund Profile – Columbia Mid Cap Growth Fund (continued)

Portfolio Management

Wayne M. Collette has co-managed the fund since February 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001.

George J. Myers has co-managed the fund since February 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since 2004.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Equity investment is affected by stock market fluctuations that occur in response to economic and business developments.

Investing in mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Performance Information – Columbia Small Cap Growth Fund I

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 03/01/97 – 02/28/07 ($)

Sales charge	without	with
Class A	31,874	30,034
Class B	31,595	31,595
Class C	31,595	31,595
Class Z	31,977	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Small Cap Growth Fund I during the stated time period and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 02/28/07 (%)

Share class	A		B		C		Z
Inception date	11/01/05		11/01/05		11/01/05		10/01/96
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	12.15	5.70	11.72	6.94	11.72	10.76	12.30
1-year	7.81	1.62	7.03	2.45	7.03	6.12	8.10
5-year	11.29	9.98	11.10	10.83	11.10	11.10	11.36
10-year	12.29	11.63	12.19	12.19	12.19	12.19	12.33

Average annual total return as of 03/31/07 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	13.03	6.52	12.64	7.82	12.64	11.68	13.22
1-year	3.49	–2.47	2.74	–1.66	2.74	1.86	3.78
5-year	10.03	8.73	9.82	9.55	9.82	9.82	10.11
10-year	13.01	12.35	12.90	12.90	12.90	12.90	13.05

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

All results shown assume reinvestment of distributions.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Classes A, B and C (newer class shares) share performance information includes returns of the fund's Class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Classes A, B and C would have been lower.

Net asset value per share

as of 02/28/07 ($)

Class A	29.14
Class B	28.85
Class C	28.85
Class Z	29.26

Distributions declared per share

09/01/06 – 02/28/07 (%)

Class A	4.73
Class B	4.73
Class C	4.73
Class Z	4.73

Annual operating expense ratio*  (%)

Class A	1.46
Class B	2.21
Class C	2.21
Class Z	1.21

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and may differ from the expense ratios disclosed elsewhere in this report.

Understanding Your Expenses – Columbia Small Cap Growth Fund I

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

09/01/06 – 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,121.49	1,017.85	7.36	7.00	1.40
Class B	1,000.00	1,000.00	1,117.18	1,014.13	11.29	10.74	2.15
Class C	1,000.00	1,000.00	1,117.18	1,014.13	11.29	10.74	2.15
Class Z	1,000.00	1,000.00	1,122.98	1,019.09	6.05	5.76	1.15

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Small Cap Growth Fund I

Summary

■   For the six-month period ended February 28, 2007, Columbia Small Cap Growth Fund I Class A shares returned 12.15% without sales charge. The fund outperformed its benchmarks, the Russell 2000 Growth Index, which returned 11.19%, and the Russell 2000 Index, which returned 10.76%, for the same period.1 The fund's return was also higher than the 11.21% average return of its peer group, the Morningstar Small Growth Funds Category.2 The fund benefited from stock selection, particularly in the industrials, financials and energy sectors. Consumer discretionary returns detracted from relative performance, largely because the fund did not own certain restaurant stocks that performed especially well.

■   Industrials gave a strong boost to returns, fueled by aerospace and defense stocks that benefited from strong growth in emerging markets and the refurbishing of aging fleets in developed markets. In addition, Huron Consulting Group, Inc. (1.2% of net assets), an industrial consulting company, rallied nicely as demand grew. In financials, the fund focused on capital markets companies, which gained from the increased use of alternative investment instruments. Energy stocks further aided returns, as the oil companies the fund owned held up well despite declining commodity prices. Top contributors also included Allscripts Healthcare Solutions, Inc. (0.7% of net assets), a health care technology company.

■   Consumer discretionary returns suffered as Christopher & Banks Corp. (0.3% of net assets), a women's clothing retailer, declined sharply after a weak holiday season. Elsewhere in the portfolio, HealthExtras, Inc. (0.9% of net assets), a pharmaceutical benefit management company, faltered amid industry pricing concerns.

■   During the period, we positioned the portfolio for slowing economic growth by trimming its exposure to cyclical, industrial and material stocks as well as certain energy stocks. Going forward, we will continue to screen the entire investment universe for growth companies that we believe are attractively valued and have strong business models, rising profit margins and improving returns on capital.

Portfolio Management

Wayne M. Collette has co-managed the fund since February 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001.

George J. Myers has co-managed the fund since February 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since 2004.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

1 The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index tracks the performance of the 2,000 smallest of the 3,000 largest US companies based on market capitalization. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2 ©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month return as of 02/28/07

+12.15%

Class A shares (without sales charge)

+11.19%

Russell 2000 Growth Index

+10.76%

Russell 2000 Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Performance Information – Columbia Real Estate Equity Fund

Net asset value per share

as of 02/28/07 ($)

Class A	28.67
Class B	28.70
Class C	28.66
Class D	28.69
Class Z	28.69

Distributions declared per share

09/01/06 – 02/28/07 ($)

Class A	5.26
Class B	5.15
Class C	5.15
Class D	5.15
Class Z	5.30

Annual operating expense ratio* (%)

Class A	1.22
Class B	1.97
Class C	1.97
Class D	1.97
Class Z	0.97

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and may differ from the expense ratios disclosed elsewhere in this report.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 03/01/97 – 02/28/07 ($)

Sales charge	without	with
Class A	38,546	36,332
Class B	37,367	37,367
Class C	37,339	37,339
Class D	37,380	37,000
Class Z	39,062	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Real Estate Equity Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 02/28/07 (%)

Share class	A		B		C		D		Z
Inception	11/01/02		11/01/02		10/13/03		11/01/02		04/01/94
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	17.49	10.73	17.06	12.13	17.04	16.05	17.06	16.07	17.59
1-year	30.52	23.02	29.57	24.57	29.51	28.51	29.52	28.52	30.82
5-year	21.62	20.19	20.87	20.68	20.85	20.85	20.87	20.63	21.94
10-year	14.45	13.77	14.09	14.09	14.08	14.08	14.09	13.98	14.60

Average annual total return as of 03/31/07 (%)

Share class	A		B		C		D		Z
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	11.68	5.26	11.28	7.34	11.28	10.49	11.28	10.49	11.86
1-year	19.93	13.04	19.05	14.85	19.02	18.18	19.05	18.21	20.27
5-year	20.01	18.60	19.25	19.06	19.23	19.23	19.26	19.03	20.34
10-year	13.95	13.28	13.59	13.59	13.58	13.58	13.60	13.48	14.11

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C and D shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would have been lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

All results shown assume reinvestment of distributions.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class D shares are closed to all new investors and new accounts. Existing Class D shareholders will be able to make additional purchases at any time. In addition, Class D initial sales charge of 1.00% is waived.

Classes A, B, and D (newer class shares) share performance information includes returns of the fund's Class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for Class C include the returns of Class B prior to 10/13/03, the date on which Class C was initially offered by the fund. The returns shown for Class C also include the performance of Class Z prior to the inception of Class B (11/01/02). Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Classes A, B, C and D would have been lower.

Understanding Your Expenses – Columbia Real Estate Equity Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

09/01/06 – 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,174.90	1,018.79	6.52	6.06	1.21
Class B	1,000.00	1,000.00	1,170.59	1,015.08	10.55	9.79	1.96
Class C	1,000.00	1,000.00	1,170.39	1,015.08	10.55	9.79	1.96
Class D	1,000.00	1,000.00	1,170.59	1,015.08	10.55	9.79	1.96
Class Z	1,000.00	1,000.00	1,175.89	1,020.03	5.18	4.81	0.96

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Real Estate Equity Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month return as of 02/28/07

+17.49%

Class A shares (without sales charge)

+18.17%

NAREIT Index

Summary

■   For the six-month period ended February 28, 2007, Columbia Real Estate Equity Fund Class A shares returned 17.49% without sales charge. The fund's benchmark, the NAREIT Index, returned 18.17%.1 The average return of its peer group, the Morningstar Specialty Real Estate Funds Category, was 18.14%.2 The fund's underweight relative to the index in the retail sector detracted slightly from returns, however a large position in the hotel sector drove the fund's overall performance during the period. In September 2006, Arthur Hurley took over management of the fund.

■   Holdings in hotel owners and operators were the largest contributors to the fund's return. Hotels continued to benefit from increased demand from business and leisure travelers and supply constraints in urban markets. The fund had more exposure than the index to a number of securities that did well during the period, including regional mall owner, Simon Property Group (9.3% of net assets). Simon Property Group was the largest holding in the fund and a standout performer due to its effective use of scale to generate growth.

■   On balance, the fund was underexposed to the retail group relative to the index, which detracted from returns. The retail sector improved during the period as investors sold outperforming apartment stocks and moved into the retail sector, which was attractively valued on a relative basis due to an extended period of underperformance.

■   The real estate investment trust (REIT) market benefited from merger and acquisition activity during the period. This activity helped propel the stock prices of lower quality companies with slower growth prospects, a trend we do not expect to continue. We remain focused on finding attractively valued real estate companies with defensible business models and ample opportunities to add value and sustain growth though multiple channels, including property development and redevelopment.

Portfolio Management

Arthur Hurley has managed the fund since September 2006 and has been with the advisor since 2006.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

The fund may be subject to the same types of risks associated with direct ownership of real estate including the decline of property value due to general, local and regional economic conditions. In addition, the fund's share price will likely be subject to more volatility than the overall stock market because it concentrates in real estate stocks.

1 The National Association of Real Estate Investment Trusts (NAREIT) Index tracks performance of all publicly traded equity real estate investment trusts (REITs). Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2 ©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance Information – Columbia Technology Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 11/09/00 – 02/28/07 ($)

Sales charge	without	with
Class A	10,930	10,302
Class B	10,556	10,556
Class C	10,587	10,587
Class D	10,627	10,522
Class Z	11,074	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Technology Fund during the stated time period and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share

as of 02/28/07 ($)

Class A	10.32
Class B	10.02
Class C	10.05
Class D	10.09
Class Z	10.44

Annual operating expense ratio* (%)

Class A	1.46
Class B	2.21
Class C	2.21
Class D	2.21
Class Z	1.21

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and may differ from the expense ratios disclosed elsewhere in this report.

Average annual total return as of 02/28/07 (%)

Share class	A		B		C		D		Z
Inception date	11/01/02		11/01/02		10/13/03		11/01/02		11/09/00
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	10.61	4.25	10.11	5.11	10.20	9.20	10.27	9.27	10.71
1-year	–0.10	–5.84	–0.89	–5.85	–0.79	–1.78	–0.79	–1.78	0.10
5-year	15.29	13.93	14.50	14.26	14.56	14.56	14.65	14.44	15.60
Life	1.42	0.47	0.86	0.86	0.91	0.91	0.97	0.81	1.63

Average annual total return as of 03/31/07 (%)

Share class	A		B		C		D		Z
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	8.04	1.83	7.60	2.60	7.59	6.59	7.67	6.67	8.15
1-year	–2.73	–8.32	–3.46	–8.29	–3.45	–4.42	–3.44	–4.40	–2.42
5-year	12.42	11.11	11.64	11.39	11.69	11.69	11.77	11.55	12.74
Life	1.45	0.51	0.90	0.90	0.93	0.93	0.99	0.83	1.67

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C and D shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

All results shown assume reinvestment of distributions.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class D shares are closed to all new investors and new accounts. Existing Class D shareholders will be able to make additional purchases at any time. In addition, Class D initial sales charge of 1.00% is waived.

Classes A, B and D (newer class shares) share performance information includes returns of the fund's Class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for Class C include the returns of Class B prior to 10/13/03, the date on which Class C was initially offered by the fund. The returns shown for Class C also include the performance of Class Z prior to the inception of Class B (11/01/02). Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Classes A, B, C and D would have been lower.

Understanding Your Expenses – Columbia Technology Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

09/01/06 – 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,106.12	1,018.00	7.15	6.85	1.37
Class B	1,000.00	1,000.00	1,101.11	1,014.28	11.04	10.59	2.12
Class C	1,000.00	1,000.00	1,102.00	1,014.28	11.05	10.59	2.12
Class D	1,000.00	1,000.00	1,102.70	1,014.28	11.05	10.59	2.12
Class Z	1,000.00	1,000.00	1,107.11	1,019.24	5.85	5.61	1.12

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Technology Fund

Summary

■  For the six-month period ended February 28, 2007, Columbia Technology Fund Class A shares returned 10.61% without sales charge. The fund performed in line with the Merrill Lynch 100 Technology Index, which returned 10.61% for the same period.1 It outperformed the average return of its peer group, the Morningstar Specialty Technology Category, which was 10.34%.2 An overweight in telecommunications services, which included international cellular telephone service providers and domestic tower companies, was the main driver of performance. Stock selection among semiconductor companies also aided results.

■  The fund was overweight in the software area, where three themes emerged. First, we favored companies that we believed could benefit from upgrades in their product cycles. Second, we emphasized companies in new software markets, including the high growth area of voice recognition. Third, we focused on "subscription software" companies, which we believed could benefit from a trend toward purchasing software as an ongoing service.

■  The fund was in line with the index weight in communications equipment companies, which included a relatively large position in Comtech Group, Inc. (0.8% of net assets). Comtech Group, Inc. provides wireless telephone components to the Chinese market, where cellular telephone growth is robust. Merger and acquisition activity was also a theme in the portfolio and the fund's return was aided by the acquisition of Hyperion Solutions Corp. (0.4% of net assets). We cut back holdings in GPS companies, as valuations became expensive. We also trimmed health care technology in favor of better opportunities elsewhere. The fund suffered from not owning some strongly performing companies that are in the index.

■  The recent equity market downturn has created many new opportunities in the technology sector and we continue to uncover what we believe are attractive long-term investments. We plan to continue to focus on companies that are developing new technologies, as well as companies that we believe should benefit from consolidation within the industry through merger and acquisition activity.

1The Merrill Lynch 100 Technology Index is an equally weighted index of 100 leading technology stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month return as of 02/28/07

+10.61%

Class A shares (without sales charge)

+10.61%

Merrill Lynch 100 Technology Index

Fund Profile – Columbia Technology Fund (continued)

Portfolio Management

Wayne Collette has co-managed the Columbia Technology Fund since June 2002 and has been with the advisor or its predecessors or affiliate organizations since 2001.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

The share price of a fund that invests primarily in one sector will likely be subject to more volatility than a fund that invests across many sectors. Technology stocks may be more volatile than stocks in other sectors. The fund should be considered part of an overall investment program, and not a complete investment program.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Some of the countries the fund invests in are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia Strategic Investor Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 11/09/00 – 02/28/07 ($)

Sales charge	without	with
Class A	25,556	24,090
Class B	24,712	24,712
Class C	24,709	24,709
Class D	24,701	24,457
Class Z	25,830	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Strategic Investor Fund during the stated time period and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 02/28/07 (%)

Share class	A		B		C		D		Z
Inception date	11/01/02		11/01/02		10/13/03		11/01/02		11/09/00
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	8.04	1.83	7.67	2.98	7.61	6.67	7.67	6.74	8.17
1-year	10.28	3.94	9.46	4.69	9.40	8.44	9.46	8.51	10.51
5-year	11.67	10.36	10.92	10.66	10.92	10.92	10.91	10.69	11.91
Life	16.05	14.97	15.43	15.43	15.43	15.43	15.42	15.24	16.25

Average annual total return as of 03/31/07 (%)

Share class	A		B		C		D		Z
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	7.69	1.50	7.27	2.27	7.26	6.26	7.27	6.27	7.80
1-year	10.13	3.80	9.26	4.50	9.31	8.36	9.27	8.31	10.37
5-year	10.70	9.39	9.94	9.67	9.95	9.95	9.93	9.71	10.95
Life	16.07	15.00	15.45	15.45	15.46	15.46	15.44	15.26	16.27

Net asset value per share

as of 02/28/07 ($)

Class A	19.95
Class B	19.54
Class C	19.54
Class D	19.53
Class Z	19.97

Distributions declared per share

09/01/06 – 02/28/07 (%)

Class A	2.78
Class B	2.68
Class C	2.68
Class D	2.68
Class Z	2.84

Annual operating expense ratio* (%)

Class A	1.35
Class B	2.10
Class C	2.10
Class D	2.10
Class Z	1.10

Annual operating expense ratio

after contractual waivers* (%)

Class A	1.23
Class B	1.98
Class C	1.98
Class D	1.98
Class Z	0.98

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report and may differ from the expense ratios disclosed elsewhere in this report. The contractual waiver expires 07/31/2007.

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C and D shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

All results shown assume reinvestment of distributions.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class D shares are closed to all new investors and new accounts. Existing Class D shareholders will be able to make additional purchases at any time. In addition, Class D initial sales charge of 1.00% is waived.

Classes A, B and D (newer class shares) share performance information includes returns of the fund's Class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for Class C include the returns of Class B prior to 10/13/03, the date on which Class C was initially offered by the fund. The returns shown for Class C also include the performance of Class Z prior to the inception of Class B (11/01/02). Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Classes A, B, C and D would have been lower.

Understanding Your Expenses – Columbia Strategic Investor Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

09/01/06 – 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,080.38	1,018.65	6.40	6.21	1.24
Class B	1,000.00	1,000.00	1,076.71	1,014.93	10.25	9.94	1.99
Class C	1,000.00	1,000.00	1,076.12	1,014.93	10.24	9.94	1.99
Class D	1,000.00	1,000.00	1,076.71	1,014.93	10.25	9.94	1.99
Class Z	1,000.00	1,000.00	1,081.72	1,019.93	5.06	4.91	0.98

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Strategic Investor Fund

Summary

■  For the six-month period ended February 28, 2007, Columbia Strategic Investor Fund Class A shares returned 8.04% without sales charge. The fund's benchmarks, the Russell 3000 Value Index and the S&P 500 Index returned 9.87% and 8.93%, respectively.1 The average return of the fund's peer group, the Lipper Multi-Cap Core Funds Category, was 9.63%.2 The fund's shortfall versus its benchmarks and peer group was largely the result of stock selection within the information technology and industrials sectors. Beginning on February 23, 2007, the fund's benchmark was changed to the Russell 1000 Index.1 The advisor believes that the Russell 1000 Index, because of its broader market representation, more accurately reflects the type of securities in which the fund invests.

■  The fund's investments in the technology sector struggled during the period and significantly contributed to the fund's shortfall during the period. Investments in Samsung Electronics Ltd. (0.3% of net assets) and CSR PLC (sold from the portfolio), were notable disappointments. Weak returns from the fund's investments in domestic and international airlines and sluggish results from blue-chip industrial holdings also hurt relative performance. The fund enjoyed stronger results from financial and energy holdings. Within finance, the fund benefited from investments in ICICI Bank Ltd. (sold from the portfolio), Raiffeisen International Bank and Lazard Ltd. (0.1% and 0.2% of net assets, respectively). Within the energy sector, the fund benefited from investments in Transocean, Inc., Hess Corporation and Dresser-Rand Group, Inc. (0.4%, 0.3% and 0.2% of net assets, respectively), despite a decline in oil prices during the period.

■  With the U.S. economic cycle in a maturing stage, we have focused our attention on companies that have the potential to deliver stable growth without undue dependence on the domestic economic cycle. This process includes a continued effort to find compelling growth situations overseas.

Portfolio Management

Emil A. Gjester, lead manager of the fund, has managed or co-managed the fund since May 2002 and has been with the advisor or its predecessors or affiliate organizations since 1996.

Jonas Patrikson has co-managed the fund since February 2006 and has been with the advisor or its predecessors since September 2004.

Dara J. White has co-managed the fund since February 2006 and has been with the advisor since January 2006.

Michael T. Welter has co-managed the fund and has been with the advisor since July 2006.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small- and mid-cap companies may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid. Value stocks may also be subject to specific business risks that have caused the stocks to be out of favor.

1The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index tracks the performance of 500 widely held, large capitalization US stocks. The Russell 1000 Index tracks the performance of 1000 of the largest US companies, based on market capitalization. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month return as of 02/28/07

+8.04%

Class A shares (without sales charge)

+9.87%

Russell 3000 Value Index

+8.93%

S&P 500 Index

+9.68%

Russell 1000 Index

Performance Information – Columbia Balanced Fund

Net asset value per share

as of 02/28/07 ($)

Class A	23.95
Class B	23.91
Class C	23.91
Class D	23.91
Class Z	23.94

Distributions declared per share

09/01/06 – 02/28/07 ($)

Class A	0.24
Class B	0.15
Class C	0.15
Class D	0.15
Class Z	0.27

Annual operating expense ratio* (%)

Class A	0.98
Class B	1.73
Class C	1.73
Class D	1.73
Class Z	0.73

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and may differ from the expense ratios disclosed elsewhere in this report.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 03/01/97 – 02/28/07 ($)

Sales charge	without	with
Class A	18,627	17,559
Class B	18,031	18,031
Class C	18,031	18,031
Class D	18,055	17,875
Class Z	18,885	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Balanced Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 02/28/07 (%)

Share class	A		B		C		D		Z
Inception	11/01/02		11/01/02		10/13/03		11/01/02		10/01/91
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	7.48	1.30	7.10	2.10	7.05	6.05	7.10	6.10	7.62
1-year	9.17	2.90	8.34	3.34	8.34	7.34	8.39	7.39	9.45
5-year	5.48	4.24	4.79	4.46	4.79	4.79	4.82	4.62	5.77
10-year	6.42	5.79	6.07	6.07	6.07	6.07	6.09	5.98	6.56

Average annual total return as of 03/31/07 (%)

Share class	A		B		C		D		Z
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	6.35	0.23	5.91	0.91	5.96	4.96	5.91	4.91	6.48
1-year	8.99	2.72	8.15	3.15	8.19	7.19	8.15	7.15	9.22
5-year	5.35	4.12	4.65	4.31	4.66	4.66	4.68	4.46	5.64
10-year	6.67	6.04	6.31	6.31	6.32	6.32	6.32	6.22	6.81

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C and D shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

All results shown assume reinvestment of distributions.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class D shares are closed to all new investors and new accounts. Existing Class D shareholders will be able to make additional purchases at any time. In addition, Class D initial sales charge of 1.00% is waived.

Classes A, B, and D (newer class shares) share performance information includes returns of the fund's Class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for Class C include the returns of Class B prior to 10/13/03, the date on which Class C was initially offered by the fund. The returns shown for Class C also include the performance of Class Z prior to the inception of Class B (11/01/02). Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Classes A, B, C, and D would have been lower.

Understanding Your Expenses – Columbia Balanced Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

09/01/06 – 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,074.78	1,019.74	5.25	5.11	1.02
Class B	1,000.00	1,000.00	1,071.01	1,016.02	9.09	8.85	1.77
Class C	1,000.00	1,000.00	1,070.52	1,016.02	9.09	8.85	1.77
Class D	1,000.00	1,000.00	1,071.01	1,016.02	9.09	8.85	1.77
Class Z	1,000.00	1,000.00	1,076.22	1,020.98	3.96	3.86	0.77

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Balanced Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month return as of 02/28/07

+7.48%

Class A shares (without sales charge)

+8.93%

S&P 500 Index

+3.66%

Lehman Brothers Aggregate Bond Index

Summary

■  For the six-month period ended February 28, 2007, Columbia Balanced Fund Class A shares returned 7.48% without sales charge. The fund's benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, returned 8.93% and 3.66%, respectively.1 The fund's return was higher than the blended average of its two benchmarks, which was 6.83% on a 60/40 basis.1 It also outpaced the 7.30% average return of its peer group, the Morningstar Moderate Allocation Category.2 Both the equity and fixed-income portions of the fund contributed to its strong relative performance.

■  Our contrarian approach to stock selection helped the equity component of the fund exceed its benchmark. Shares of UAL Corp. (0.3% of net assets), which we purchased amid concerns about terrorism and high energy prices, rallied strongly during the period as oil prices staged a sharp retreat. Coach, Inc. (0.8% of net assets) advanced as the outlook for consumer spending improved.

■  The fund's sector allocations detracted somewhat from the fund's relative performance. We had less exposure than its benchmark to the materials, telecommunications services and utilities sectors, which all posted above-average performance during the period.

■  The fund's fixed-income portfolio benefited from an overweight position in investment-grade corporate bonds, which outperformed comparable Treasury securities by approximately one percentage point over the period. The fund's positions in mortgage-backed and asset-backed securities also contributed to the fund's return.

■  We expect corporate profit growth to slow in 2007 following several years of strong expansion. Against this backdrop, we plan to focus on companies that have the potential to grow despite a trend toward declining earnings growth. The fund's equity weight remains approximately 60%, toward the higher end of its range. With respect to fixed income, we do not anticipate any major shifts in the structure of short or long-term interest rates unless the Federal Reserve Board shifts its current monetary policy. The portfolio's maturity structure is neutral with respect to its benchmark, and we continue to overweight investment-grade corporate bonds and asset-backed securities.

1The S&P 500 Index tracks the performance of 500 widely held, large capitalization US stocks. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The blend is 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Fund Profile – Columbia Balanced Fund (continued)

Portfolio Management

Columbia Balanced Fund is managed by a manager from Columbia's large cap core team:

Guy W. Pope

and by managers from Columbia's bond team:

Leonard A. Aplet  Ron B. Stahl  Kevin L. Cronk  Thomas A. LaPointe

Guy W. Pope has co-managed the fund since 1997 and has been associated with Columbia Management or its predecessors since 1993.

Leonard A. Aplet has co-managed the fund since 1991 and has been associated with Columbia Management or its predecessors since 1987.

Ron B. Stahl has co-managed the fund since 2005 and has been associated with Columbia Management or its predecessors since 1998.

Kevin L. Cronk has co-managed the fund since November 2006 and has been associated with Columbia Management or its predecessors since 1999.

Thomas A. Lapointe has co-managed the fund since November 2006 and has been associated with Columbia Management or its predecessors since 1999.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield securities (commonly known as "junk" bonds) offers the potential for high current income and attractive total returns but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds.

Performance Information – Columbia Oregon Intermediate Municipal Bond Fund

Net asset value per share

as of 02/28/07 ($)

Class A	12.27
Class B	12.27
Class C	12.27
Class D	12.27
Class Z	12.27

Distributions declared per share

09/01/06 – 02/28/07 ($)

Class A	0.23
Class B	0.18
Class C	0.20
Class D	0.20
Class Z	0.24

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Annual operating expense ratio* (%)

Class A	0.89
Class B	1.64
Class C	1.64
Class D	1.64
Class Z	0.64

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and may differ from the expense ratios disclosed elsewhere in this report.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 03/01/97 – 02/28/07 ($)

Sales charge	without	with
Class A	16,129	15,360
Class B	15,613	15,613
Class C	15,803	15,803
Class D	15,858	15,703
Class Z	16,336	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Oregon Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of $10,000 with sales charge for Class A is calculated with an initial sales charge of 4.75%.

Average annual total return as of 02/28/07 (%)

Share class	A		B		C		D		Z
Inception	11/01/02		11/01/02		10/13/03		11/01/02		07/02/84
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	2.13	–1.19	1.75	–1.25	1.93	0.93	1.92	0.92	2.25
1-year	3.55	0.19	2.78	–0.21	3.15	2.15	3.14	2.14	3.81
5-year	4.30	3.30	3.63	3.63	3.88	3.88	3.95	3.75	4.57
10-year	4.90	4.39	4.56	4.56	4.68	4.68	4.72	4.62	5.03

Average annual total return as of 03/31/07 (%)

Share class	A		B		C		D		Z
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	1.37	–1.92	1.00	–1.99	1.18	0.18	1.17	0.18	1.50
1-year	4.31	0.92	3.54	0.54	3.90	2.90	3.90	2.90	4.57
5-year	4.66	3.65	3.97	3.97	4.23	4.23	4.30	4.09	4.93
10-year	5.00	4.49	4.65	4.65	4.78	4.78	4.82	4.71	5.13

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year, and eliminated thereafter for Class B shares and 1.00% for Class C and D shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would have been lower.

The 5 & 10-year Class A average annual returns with sales charge as of 02/28/07 and as of 03/31/07 include the previous sales charge of 4.75%. The Class A 6-month cumulative return and the 1-year annual return include the new sales charge of 3.25%. This change was effective beginning August 22, 2005.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

All results shown assume reinvestment of distribution of distributions.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class D shares are closed to all new investors and new accounts. Existing Class D shareholders will be able to make additional purchases at any time. In addition, Class D initial sales charge of 1.00% is waived.

Classes A, B, and D (newer class shares) share performance information includes returns of the fund's Class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for Class C include the returns of Class B prior to 10/13/03, the date on which Class C was initially offered by the fund. The returns shown for Class C also include the performance of Class Z prior to the inception of Class B (11/01/02). Class Z share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Classes A, B, C, and D would have been lower.

Understanding Your Expenses – Columbia Oregon Intermediate Municipal Bond Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

09/01/06 – 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,021.32	1,020.43	4.41	4.41	0.88
Class B	1,000.00	1,000.00	1,017.50	1,016.71	8.15	8.15	1.63
Class C	1,000.00	1,000.00	1,019.29	1,018.45	6.41	6.41	1.28
Class D	1,000.00	1,000.00	1,019.19	1,018.45	6.41	6.41	1.28
Class Z	1,000.00	1,000.00	1,022.51	1,021.67	3.16	3.16	0.63

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Oregon Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month return as of 02/28/07

+2.13%

Class A shares (without sales charge)

+2.67%

Lehman Brothers General Obligation Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary

■  For the six-month period ended February 28, 2007, Columbia Oregon Intermediate Municipal Bond Fund Class A shares returned 2.13% without sales charge. The fund's benchmark, the Lehman Brothers General Obligation Bond Index, returned 2.67%.1 The fund's return was higher than the 2.03% average return of its peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification.2

■  Strength in areas where fund holdings do not align with the index – bonds with maturities of 20 years or more and California bonds – generally accounted for the shortfall against the index. Prices of shorter-maturity bonds fell as their yields rose slightly, while bonds with maturities of 15 years and more experienced falling yields and rising prices. Bonds with maturities under ten years underperformed during the period, delivering, on average, less than their coupon returns. Longer-term bonds showed some price appreciation in addition to coupon income. Pre-refunded bonds, which have shorter maturities, also hampered return.

■  The fund's holdings of zero coupon bonds returned an average of 3.90% over the period. Zero coupon bonds pay no interest but are purchased at a discount to their redemption value. The fund's holdings of lower-tier investment grade bonds also added to performance.

Portfolio Management

Brian McGreevy has managed the Columbia Oregon Intermediate Municipal Bond Fund since December 2003 and has been with the advisor and its predecessors or affiliate organizations since 1994.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks, due to limited geographical diversification.

1The Lehman Brothers General Obligation Bond Index represents average market-weighted performance of general obligation securities that have been issued in the last five years with maturities greater than one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance Information – Columbia Conservative High Yield Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 03/01/97 – 02/28/07

Sales charge	without	with
Class A	17,763	16,921
Class B	17,177	17,177
Class C	17,253	17,253
Class D	17,295	17,125
Class Z	17,964	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Conservative High Yield Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share

as of 02/28/07 ($)

Class A	8.50
Class B	8.50
Class C	8.50
Class D	8.50
Class Z	8.50

Distributions declared per share

09/01/06 – 02/28/07 ($)

Class A	0.27
Class B	0.24
Class C	0.25
Class D	0.25
Class Z	0.28

Annual operating expense ratio* (%)

Class A	1.01
Class B	1.76
Class C	1.76
Class D	1.76
Class Z	0.76

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and may differ from the expense ratios disclosed elsewhere in this report.

Average annual total return as of 02/28/07 (%)

Share class	A		B		C		D		Z
Inception	11/01/02		11/01/02		10/13/03		11/01/02		10/01/93
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	6.14	1.13	5.75	0.75	5.83	4.83	5.83	4.82	6.28
1-year	6.19	1.09	5.40	0.42	5.56	4.56	5.56	4.46	6.45
5-year	5.94	4.91	5.23	4.91	5.33	5.33	5.38	5.16	6.18
10-year	5.91	5.40	5.56	5.56	5.61	5.61	5.63	5.53	6.03

Average annual total return as of 03/31/07 (%)

Share class	A		B		C		D		Z
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	5.02	–0.02	4.63	–0.37	4.71	3.71	4.71	3.71	5.15
1-year	6.71	1.67	5.92	0.92	6.08	5.08	6.08	4.96	6.98
5-year	5.79	4.76	5.07	4.75	5.16	5.16	5.21	5.00	6.03
10-year	6.10	5.58	5.73	5.73	5.78	5.78	5.81	5.70	6.22

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C and D shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would have been lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

All results shown assume reinvestment of distributions.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class D shares are closed to all new investors and new accounts. Existing Class D shareholders will be able to make additional purchases at any time. In addition, Class D initial sales charge of 1% is waived.

Classes A, B, and D (newer class shares) share performance information includes returns of the fund's Class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for Class C include the returns of Class B prior to 10/13/03, the date on which Class C was initially offered by the fund. The returns shown for Class C also include the performance of Class Z prior to the inception of Class B (11/01/02). Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Cass Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Classes A, B, C and D would have been lower.

Understanding Your Expenses – Columbia Conservative High Yield Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

09/01/06 – 02/28/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,061.39	1,019.64	5.32	5.21	1.04
Class B	1,000.00	1,000.00	1,057.52	1,015.92	9.13	8.95	1.79
Class C	1,000.00	1,000.00	1,058.32	1,016.66	8.37	8.20	1.64
Class D	1,000.00	1,000.00	1,058.32	1,016.66	8.37	8.20	1.64
Class Z	1,000.00	1,000.00	1,062.78	1,020.88	4.04	3.96	0.79

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Conservative High Yield Fund

Summary

■  For the six-month period ended February 28, 2007, Columbia Conservative High Yield Fund Class A shares returned 6.14% without sales charge. The fund's return fell just short of the 6.56% return of its benchmark, the JPMorgan Chase Developed BB High Yield Index.1 It also underperformed the 7.67% average return of its peer group, the Lipper High Current Yield Funds Classification.2 The fund's emphasis on higher quality credits placed it at a competitive disadvantage during the period.

■  The fund benefited from favorable security selection in the utilities and energy sector, particularly from positions in Mirant and El Paso (0.8% and 0.8% of net assets, respectively). An overweight relative to the index in forest products aided performance as did an underweight in information technology. Favorable security selection also enhanced returns within both groups.

■  The six-month period was noteworthy for the price rebounds experienced by the automotive and airline sectors. The automotive sector was the best performer in the index for the period, far outpacing other sectors. Its performance was somewhat remarkable given a rating downgrade that removed one of the sector's largest players from the JPMorgan index. Because the fund is oriented toward higher quality investments, it did not fully participate in the automotive rally. An underweight position in diversified media also detracted from results.

■  At the end of the period, the corporate default rate for high yield bonds remained low, corporate earnings remained strong and the pace of new issuance slowed compared to one year ago. Despite these favorable factors, valuations are quite rich on a historical basis. We plan to maintain the fund's conservative positioning relative to its peer group, noting that the yield advantage of lower quality bonds has narrowed to historically thin margins.

Portfolio Management

Thomas A. LaPointe, CFA, has co-managed the fund since September 2005 and has been with the advisor or its predecessors or affiliate organizations since February 1999.

Kevin L. Cronk, CFA has co-managed the fund since September 2005 and has been with the advisor or its predecessors or affiliate organizations since August 1999.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yields and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices generally drop, and vice versa.

The term "conservative" in the Columbia Conservative High Yield Fund's name, and as used in the discussion above, is intended to describe the fund's credit approach relative to other high yield funds; the fund invests primarily in bonds rated Ba or B by Moody's Investors Service, Inc. or BB or B by Standard & Poor's. These lower rated bonds, commonly referred to as "junk" bonds, are subject to greater credit risk, and are generally less liquid, than higher-rated, lower yielding bonds. Also changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds.

1The JPMorgan Chase Developed BB High Yield Index is an index that is designed to mirror the investable universe of the US dollar developed, BB-rated, high yield corporate debt market. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6 month return as of 02/28/07

+6.14%

Class A shares (without sales charge)

+6.56%

JPMorgan Chase Developed BB High Yield Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Financial Statements – Columbia Funds
February 28, 2007 (Unaudited)

A guide to understanding your fund's financial statements

Investment Portfolio	The investment portfolio details all of the fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

Investment Portfolio – Columbia International Stock Fund

February 28, 2007 (Unaudited)

Common Stocks – 98.1%

	Shares	Value ($)
Consumer Discretionary – 11.3%
Auto Components – 2.9%
Continental AG	83,192	10,382,789
Denso Corp.	329,600	12,832,159
Leoni AG	189,298	7,713,126
Stanley Electric Co., Ltd.	427,200	8,496,377
Auto Components Total		39,424,451
Automobiles – 2.8%
Suzuki Motor Corp.	359,100	9,856,220
Toyota Motor Corp.	414,800	28,094,722
Automobiles Total		37,950,942
Hotels, Restaurants & Leisure – 0.5%
Genting Bhd	653,100	6,618,627
Hotels, Restaurants & Leisure Total		6,618,627
Household Durables – 2.4%
JM AB	410,600	12,269,948
Makita Corp.	206,700	7,593,489
Matsushita Electric Industrial Co., Ltd.	627,000	12,655,434
Household Durables Total		32,518,871
Leisure Equipment & Products – 1.4%
FUJIFILM Holdings Corp.	342,300	14,714,188
Nikon Corp.	220,000	5,053,627
Leisure Equipment & Products Total		19,767,815
Media – 1.3%
Vivendi SA	436,475	17,241,634
Media Total		17,241,634
Consumer Discretionary Total		153,522,340
Consumer Staples – 5.2%
Beverages – 1.6%
Fomento Economico Mexicano SAB de CV, ADR	72,495	7,996,198
Heineken NV	280,168	13,810,822
Beverages Total		21,807,020
Food & Staples Retailing – 1.7%
Kesko Oyj, Class B	166,256	8,769,793
Massmart Holdings Ltd.	967,421	11,226,366
Metro, Inc., Class A	99,571	3,345,708
Food & Staples Retailing Total		23,341,867
Food Products – 0.9%
China Milk Products Group Ltd. (a)	6,241,000	4,897,783
Toyo Suisan Kaisha Ltd.	415,000	7,622,878
Food Products Total		12,520,661

	Shares	Value ($)
Tobacco – 1.0%
Imperial Tobacco Group PLC	317,692	13,228,691
Tobacco Total		13,228,691
Consumer Staples Total		70,898,239
Energy – 8.9%
Energy Equipment & Services – 1.1%
Subsea 7, Inc. (a)	214,400	3,583,384
TGS Nopec Geophysical Co. ASA (a)	588,800	12,193,160
Energy Equipment & Services Total		15,776,544
Oil, Gas & Consumable Fuels – 7.8%
BP PLC	731,889	7,503,959
BP PLC, ADR	172,579	10,637,769
EnCana Corp.	105,300	5,118,250
PetroChina Co., Ltd., Class H	10,192,000	11,949,151
Petroleo Brasileiro SA, ADR	45,854	4,145,202
Royal Dutch Shell PLC, Class A	132,019	4,283,721
Royal Dutch Shell PLC, Class B	485,041	15,690,861
Statoil ASA	375,450	9,581,008
Total SA	406,017	27,413,178
Yanzhou Coal Mining Co., Ltd., Class H	10,328,000	9,464,800
Oil, Gas & Consumable Fuels Total		105,787,899
Energy Total		121,564,443
Financials – 30.3%
Capital Markets – 3.5%
Credit Suisse Group, Registered Shares	216,068	14,980,100
Daiwa Securities Group, Inc.	678,000	8,594,527
Deutsche Bank AG, Registered Shares	135,625	17,813,325
UBS AG, Registered Shares	103,805	6,153,521
Capital Markets Total		47,541,473
Commercial Banks – 19.1%
Australia & New Zealand Banking Group Ltd.	344,372	7,949,987
Banco Bilbao Vizcaya Argentaria SA	967,821	23,604,516
Banco Santander Central Hispano SA	1,404,344	26,036,725
Bank of Ireland	610,719	13,941,363
Barclays PLC	1,635,553	23,772,293
BNP Paribas	188,846	19,727,844
Bumiputra-Commerce Holdings Bhd	2,185,500	5,833,407

See Accompanying Notes to Financial Statements.

Columbia International Stock Fund

February 28, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Depfa Bank PLC	559,833	9,401,450
HBOS PLC	681,337	14,466,464
HSBC Holdings PLC	1,020,684	17,862,561
Kookmin Bank	85,257	7,677,385
Mega Financial Holding Co., Ltd.	8,108,000	5,393,170
Mitsubishi UFJ Financial Group, Inc.	631	7,780,255
Mizuho Financial Group, Inc.	702	4,920,699
Societe Generale	111,699	18,823,000
Sumitomo Mitsui Financial Group, Inc.	1,119	10,867,748
Sumitomo Trust & Banking Co., Ltd.	371,000	4,204,729
Swedbank AB, Class A	260,700	8,964,655
United Overseas Bank Ltd.	1,346,900	17,969,237
Westpac Banking Corp.	575,518	11,544,850
Commercial Banks Total		260,742,338
Consumer Finance – 0.8%
ORIX Corp.	38,650	10,640,908
Consumer Finance Total		10,640,908
Diversified Financial Services – 2.2%
Fortis	306,194	13,177,163
ING Groep NV	410,734	17,540,192
Diversified Financial Services Total		30,717,355
Insurance – 3.9%
Aviva PLC	701,474	11,270,407
Axis Capital Holdings Ltd.	287,061	9,705,532
Baloise Holding AG, Registered Shares	119,860	12,233,824
Milano Assicurazioni SpA	1,018,269	8,543,317
Swiss Re, Registered Shares	133,147	11,361,411
Insurance Total		53,114,491
Real Estate Management & Development – 0.8%
Swire Pacific Ltd., Class A	892,300	10,084,486
Yanlord Land Group Ltd. (a)	176,000	235,956
Real Estate Management & Development Total		10,320,442
Financials Total		413,077,007
Health Care – 9.0%
Pharmaceuticals – 9.0%
AstraZeneca PLC	392,048	22,053,980
Biovail Corp.	645,796	13,406,725
Eisai Co., Ltd.	144,000	7,333,164
GlaxoSmithKline PLC	428,816	12,044,305
Hisamitsu Pharmaceutical Co., Inc.	302,900	9,234,600

	Shares	Value ($)
Novartis AG, Registered Shares	470,607	26,198,462
Novo-Nordisk A/S, Class B	51,050	4,396,876
Ono Pharmaceutical Co., Ltd.	159,800	8,637,108
Roche Holding AG, Genusschein Shares	30,329	5,409,850
Takeda Pharmaceutical Co., Ltd.	197,900	13,604,476
Pharmaceuticals Total		122,319,546
Health Care Total		122,319,546
Industrials – 13.3%
Aerospace & Defense – 2.2%
European Aeronautic Defence & Space Co. NV	113,158	3,879,961
MTU Aero Engines Holding AG	207,655	10,882,090
Rolls-Royce Group PLC (a)	1,529,980	14,762,606
Aerospace & Defense Total		29,524,657
Airlines – 0.6%
British Airways PLC (a)	798,574	8,415,106
Airlines Total		8,415,106
Building Products – 2.3%
Assa Abloy AB, Class B	502,600	10,887,109
Geberit AG, Registered Shares	9,127	15,081,866
KCC Corp.	17,751	4,806,738
Building Products Total		30,775,713
Electrical Equipment – 2.0%
Mitsubishi Electric Corp.	1,132,000	11,328,604
Schneider Electric SA	133,702	16,242,591
Electrical Equipment Total		27,571,195
Machinery – 4.4%
Georg Fischer AG, Registered Shares (a)	15,990	10,364,375
Heidelberger Druckmaschinen AG	290,113	12,439,042
Komatsu Ltd.	389,000	8,656,490
SKF AB, Class B	564,000	10,523,667
Sulzer AG, Registered Shares	4,554	5,548,646
Volvo AB, Class B	167,100	12,877,830
Machinery Total		60,410,050
Road & Rail – 1.3%
Central Japan Railway Co.	1,442	17,292,796
Road & Rail Total		17,292,796

See Accompanying Notes to Financial Statements.

Columbia International Stock Fund

February 28, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Trading Companies & Distributors – 0.5%
Hitachi High-Technologies Corp.	244,400	6,831,889
Trading Companies & Distributors Total		6,831,889
Industrials Total		180,821,406
Information Technology – 5.7%
Communications Equipment – 1.3%
Nokia Oyj	826,537	18,036,725
Communications Equipment Total		18,036,725
Electronic Equipment & Instruments – 0.7%
Kyocera Corp.	98,900	9,003,817
Electronic Equipment & Instruments Total		9,003,817
IT Services – 1.4%
CGI Group, Inc., Class A (a)	1,426,200	12,047,585
Nomura Research Institute Ltd.	42,200	6,411,435
IT Services Total		18,459,020
Office Electronics – 2.0%
Brother Industries Ltd.	1,008,000	13,279,959
Canon, Inc.	252,900	13,818,622
Office Electronics Total		27,098,581
Semiconductors & Semiconductor Equipment – 0.3%
Infineon Technologies AG (a)	294,757	4,524,774
Semiconductors & Semiconductor Equipment Total		4,524,774
Information Technology Total		77,122,917
Materials – 6.6%
Chemicals – 3.0%
BASF AG	195,061	19,837,596
Linde AG	94,449	9,625,409
Shin-Etsu Chemical Co., Ltd.	169,600	10,627,751
Chemicals Total		40,090,756
Metals & Mining – 3.6%
JFE Holdings, Inc.	192,600	11,857,563
Rio Tinto PLC	174,416	9,372,968
Salzgitter AG	126,177	15,590,580
SSAB Svenskt Stal AB, Series A	360,200	9,708,062
Yamato Kogyo Co. Ltd.	97,000	3,071,953
Metals & Mining Total		49,601,126
Materials Total		89,691,882

	Shares	Value ($)
Telecommunication Services – 5.1%
Diversified Telecommunication Services – 3.8%
Belgacom SA	306,088	13,132,095
Chunghwa Telecom Co., Ltd., ADR	439,281	8,473,730
Nippon Telegraph & Telephone Corp.	1,593	8,448,645
Telefonica O2 Czech Republic AS	546,117	14,130,270
Telekomunikacja Polska SA	1,004,035	7,655,588
Diversified Telecommunication Services Total		51,840,328
Wireless Telecommunication Services – 1.3%
China Mobile Ltd.	573,800	5,331,868
Philippine Long Distance Telephone Co., ADR	111,015	5,439,735
Taiwan Mobile Co., Ltd	6,571,000	6,329,893
Wireless Telecommunication Services Total		17,101,496
Telecommunication Services Total		68,941,824
Utilities – 2.7%
Electric Utilities – 1.6%
E.ON AG	151,722	19,905,459
Endesa SA	30,454	1,549,585
Electric Utilities Total		21,455,044
Gas Utilities – 1.1%
Tokyo Gas Co., Ltd.	2,787,000	15,652,014
Gas Utilities Total		15,652,014
Utilities Total		37,107,058
Total Common Stocks (Cost of $1,042,888,409)		1,335,066,662
Investment Company – 0.5%
iShares MSCI EAFE Index Fund	92,537	6,865,320
Total Investment Company (Cost of $6,248,197)		6,865,320

See Accompanying Notes to Financial Statements.

Columbia International Stock Fund

February 28, 2007 (Unaudited)

Short-Term Obligation – 1.1%

	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 02/28/07, due 03/01/07 at 5.210%, collateralized by a U.S. Treasury Note maturing on 02/15/14, market value of $15,806,150 (repurchase proceeds $15,497,242)	15,495,000	15,495,000
Total Short-Term Obligation (Cost of $15,495,000)		15,495,000
Total Investments – 99.7% (Cost of $1,064,631,606) (b)		1,357,426,982
Other Assets & Liabilities, Net – 0.3%		4,024,317
Net Assets – 100.0%		$1,361,451,299

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $1,064,631,606.

The Fund was invested in the following countries at February 28, 2007:

Summary of Securities by Country	Value	% of Total Investments
Japan	$329,018,850	24.3
United Kingdom	185,365,693	13.7
Germany	138,115,637	10.2
Switzerland	107,332,053	7.9
France	103,328,209	7.6
Sweden	65,231,271	4.8
Spain	51,190,825	3.8
Hong Kong	36,830,305	2.7
Canada	33,918,268	2.5
Netherlands	31,351,014	2.3
Finland	26,806,517	2.0
Belgium	26,309,259	1.9
Norway	25,357,552	1.9
Singapore	23,102,976	1.7
United States *	22,360,320	1.7
Taiwan	20,196,793	1.5
Australia	19,494,836	1.4
Czech Republic	14,130,270	1.0
Ireland	13,941,363	1.0
Malaysia	12,452,034	0.9
South Korea	12,484,123	0.9
South Africa	11,226,365	0.8
Bermuda	9,705,532	0.7
Italy	8,543,317	0.6
Mexico	7,996,199	0.6
Poland	7,655,588	0.6
Philippines	5,439,735	0.4
Denmark	4,396,876	0.3
Brazil	4,145,202	0.3
	$1,357,426,982	100.0

*  Includes investment company and short-term obligation.
Certain securities are listed by country of underlying exposure but may trade predominantly on other exchange.

At February 28, 2007, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy		Aggregate Value	Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$	57,575,257	$57,295,788	03/28/07	$279,469
CNY		2,143,784	2,146,873	03/28/07	(3,089)
CZK		334,793	343,156	03/28/07	(8,363)
DKK		7,147,374	7,158,322	03/28/07	(10,948)
EUR		15,725,706	15,684,764	03/28/07	40,942
EUR		4,063,589	3,983,849	03/28/07	79,740
EUR		6,942,683	6,805,188	03/28/07	137,495
EUR		2,839,345	2,799,774	03/28/07	39,571
EUR		11,346,782	11,272,451	03/28/07	74,331
EUR		9,884,048	9,821,985	03/28/07	62,063
GBP		114,358,059	114,457,904	03/28/07	(99,845)
GBP		10,323,337	10,345,411	03/28/07	(22,074)
GBP		2,745,819	2,750,467	03/28/07	(4,648)
GBP		4,876,873	4,863,122	03/28/07	13,751
GBP		2,818,491	2,817,489	03/28/07	1,002
GBP		4,228,718	4,208,986	03/28/07	19,732
KRW		707,753	721,269	03/28/07	(13,516)
MXN		332,005	341,396	03/28/07	(9,391)
MYR		686,869	685,396	03/28/07	1,473
NOK		683,729	679,360	03/28/07	4,369
PHP		260,223	257,084	03/28/07	3,139
SEK		1,450,060	1,496,313	03/28/07	(46,253)
SGD		427,685	425,268	03/28/07	2,417
THB		5,161,161	4,819,698	03/28/07	341,463
TWD		1,664,645	1,702,422	03/28/07	(37,777)
ZAR		371,645	381,874	03/28/07	(10,229)
					$834,824
Forward Currency Contracts to Sell		Aggregate Value	Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$	3,425,636	$3,399,175	03/28/07	$(26,461)
CAD		19,783,545	20,021,650	03/28/07	238,105
CAD		10,778,733	10,931,276	03/28/07	152,543
CAD		1,381,143	1,371,668	03/28/07	(9,475)
CAD		4,170,812	4,201,869	03/28/07	31,057
CHF		1,350,570	1,325,541	03/28/07	(25,029)
CHF		3,476,771	3,396,135	03/28/07	(80,636)
CHF		9,963,947	9,808,112	03/28/07	(155,835)
CNY		36,031,059	36,071,285	03/28/07	40,226
CZK		5,626,976	5,719,074	03/28/07	92,098
CZK		2,651,799	2,649,771	03/28/07	(2,028)
CZK		3,411,154	3,385,630	03/28/07	(25,524)
DKK		425,244	424,038	03/28/07	(1,206)
EUR		935,407	932,880	03/28/07	(2,527)
EUR		3,504,465	3,435,739	03/28/07	(68,726)
GBP		6,803,660	6,789,544	03/28/07	(14,116)
JPY		1,394,057	1,371,618	03/28/07	(22,439)
JPY		4,966,101	4,860,419	03/28/07	(105,682)
JPY		5,732,742	5,624,004	03/28/07	(108,738)
KRW		11,895,024	12,183,557	03/28/07	288,533
MYR		11,542,714	11,436,420	03/28/07	(106,294)
MXN		5,580,048	5,744,751	03/28/07	164,703
NOK		11,490,528	11,429,200	03/28/07	(61,328)
PHP		4,373,332	4,297,833	03/28/07	(75,499)
PLN		8,498,990	8,425,546	03/28/07	(73,444)
SGD		7,183,540	7,154,599	03/28/07	(28,941)
SEK		24,371,787	24,825,977	03/28/07	454,190
SEK		6,881,129	6,872,819	03/28/07	(8,310)
SEK		2,793,006	2,801,354	03/28/07	8,348
THB		5,161,161	5,005,696	03/28/07	(155,465)
TWD		27,977,259	28,402,655	03/28/07	425,396
ZAR		6,245,844	6,387,251	03/28/07	141,407
					$878,903

See Accompanying Notes to Financial Statements.

Columbia International Stock Fund

February 28, 2007 (Unaudited)

Acronym	Name

ADR	American Depositary Receipt

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Yuan Renminbi

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krona

PHP	Philippine Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thailand Baht

TWD	Taiwan Dollar

ZAR	South African Rand

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Mid Cap Growth Fund

February 28, 2007 (Unaudited)

Common Stocks – 96.8%

	Shares	Value ($)
Consumer Discretionary – 20.1%
Automobiles – 0.4%
Harley-Davidson, Inc.	89,220	5,879,598
Automobiles Total		5,879,598
Hotels, Restaurants & Leisure – 5.5%
Brinker International, Inc.	191,345	6,507,644
Darden Restaurants, Inc.	128,200	5,251,072
Hilton Hotels Corp.	468,350	16,532,755
International Game Technology, Inc.	269,340	11,110,275
Marriott International, Inc., Class A	242,840	11,634,465
Scientific Games Corp., Class A (a)	171,310	5,601,837
Starwood Hotels & Resorts Worldwide, Inc.	109,660	7,215,628
Wynn Resorts Ltd.	90,920	8,911,978
Yum! Brands, Inc.	178,180	10,323,749
Hotels, Restaurants & Leisure Total		83,089,403
Household Durables – 1.4%
Centex Corp.	144,730	6,709,683
Harman International Industries, Inc.	63,000	6,247,080
Newell Rubbermaid, Inc.	258,960	7,929,355
Household Durables Total		20,886,118
Internet & Catalog Retail – 0.9%
Nutri/System, Inc. (a)	119,120	5,378,268
Priceline.com, Inc. (a)	175,210	9,182,756
Internet & Catalog Retail Total		14,561,024
Media – 3.0%
EchoStar Communications Corp., Class A (a)	167,700	6,808,620
Getty Images, Inc. (a)	72,480	3,801,576
Grupo Televisa SA, ADR	368,870	10,066,462
Lamar Advertising Co., Class A (a)	116,220	7,443,891
NET Servicos de Comunicacao SA, ADR	447,400	6,129,380
Regal Entertainment Group, Class A	212,380	4,538,561
XM Satellite Radio Holdings, Inc., Class A (a)	459,870	6,603,733
Media Total		45,392,223
Multiline Retail – 2.2%
J.C. Penney Co., Inc.	193,900	15,727,229
Nordstrom, Inc.	343,262	18,223,780
Multiline Retail Total		33,951,009

	Shares	Value ($)
Specialty Retail – 3.4%
Abercrombie & Fitch Co., Class A	66,520	5,199,868
Autozone, Inc. (a)	37,770	4,732,203
GameStop Corp., Class A (a)	234,220	12,277,813
Office Depot, Inc. (a)	171,480	5,720,573
PETsMART, Inc.	238,500	7,228,935
TJX Companies, Inc.	473,120	13,010,800
Tractor Supply Co. (a)	64,730	3,312,234
Specialty Retail Total		51,482,426
Textiles, Apparel & Luxury Goods – 3.3%
Carter's, Inc. (a)	294,324	7,072,606
Coach, Inc. (a)	627,476	29,616,867
Phillips-Van Heusen Corp.	188,710	10,348,856
Polo Ralph Lauren Corp.	42,501	3,696,737
Textiles, Apparel & Luxury Goods Total		50,735,066
Consumer Discretionary Total		305,976,867
Consumer Staples – 5.9%
Beverages – 0.5%
Pepsi Bottling Group, Inc.	231,890	7,188,590
Beverages Total		7,188,590
Food & Staples Retailing – 0.6%
Kroger Co.	270,870	6,953,233
Whole Foods Market, Inc.	44,880	2,143,917
Food & Staples Retailing Total		9,097,150
Food Products – 2.6%
Campbell Soup Co.	148,720	6,072,238
Dean Foods Co.	221,750	9,987,620
H.J. Heinz Co.	193,590	8,879,973
Hershey Co.	128,848	6,813,482
McCormick & Co., Inc.	219,090	8,388,956
Food Products Total		40,142,269
Personal Products – 1.7%
Alberto-Culver Co.	105,990	2,347,679
Avon Products, Inc.	304,850	11,175,801
Bare Escentuals, Inc. (a)	151,360	5,265,814
Estee Lauder Companies, Inc., Class A	134,500	6,439,860
Personal Products Total		25,229,154
Tobacco – 0.5%
UST, Inc.	123,530	7,172,152
Tobacco Total		7,172,152
Consumer Staples Total		88,829,315

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Growth Fund

February 28, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Energy – 7.9%
Energy Equipment & Services – 3.9%
BJ Services Co.	367,640	9,849,076
Cameron International Corp. (a)	87,050	4,934,865
Diamond Offshore Drilling, Inc.	78,870	6,137,663
ENSCO International, Inc.	92,280	4,624,151
FMC Technologies, Inc. (a)	120,790	7,945,566
GlobalSantaFe Corp.	108,670	6,262,652
Grant Prideco, Inc. (a)	171,880	7,461,311
National Oilwell Varco, Inc. (a)	178,680	12,443,275
Energy Equipment & Services Total		59,658,559
Oil, Gas & Consumable Fuels – 4.0%
Cameco Corp.	178,470	6,596,251
Chesapeake Energy Corp.	323,700	9,869,613
Denbury Resources, Inc. (a)	391,360	11,286,822
Helix Energy Solutions Group, Inc. (a)	174,200	5,847,894
Petroplus Holdings AG (a)	89,531	6,243,957
Range Resources Corp.	286,240	9,139,643
Southwestern Energy Co. (a)	182,024	7,098,936
Sunoco, Inc.	75,080	4,844,162
Oil, Gas & Consumable Fuels Total		60,927,278
Energy Total		120,585,837
Financials – 8.0%
Capital Markets – 3.7%
Affiliated Managers Group, Inc. (a)	150,260	17,054,510
Bear Stearns Companies, Inc.	35,712	5,436,795
E*TRADE Financial Corp. (a)	242,440	5,597,940
Investment Technology Group, Inc. (a)	115,780	4,738,875
Lazard Ltd., Class A	169,550	8,730,129
T. Rowe Price Group, Inc.	309,780	14,423,357
Capital Markets Total		55,981,606
Commercial Banks – 0.7%
East West Bancorp, Inc.	103,577	3,860,315
Zions Bancorporation	89,270	7,621,872
Commercial Banks Total		11,482,187
Diversified Financial Services – 1.0%
Chicago Mercantile Exchange Holdings, Inc., Class A	17,506	9,438,010
Intercontinental Exchange, Inc. (a)	33,960	5,122,866
Diversified Financial Services Total		14,560,876
Insurance – 0.8%
Ambac Financial Group, Inc.	141,240	12,378,274
Insurance Total		12,378,274

	Shares	Value ($)
Real Estate Investment Trusts (REITs) – 0.7%
CapitalSource, Inc.	217,920	5,620,157
General Growth Properties, Inc.	75,690	4,801,016
Real Estate Investment Trusts (REITs) Total		10,421,173
Real Estate Management & Development – 1.1%
CB Richard Ellis Group, Inc., Class A (a)	270,760	9,021,723
Jones Lang LaSalle, Inc.	74,910	7,929,224
Real Estate Management & Development Total		16,950,947
Financials Total		121,775,063
Health Care – 14.1%
Biotechnology – 1.5%
Celgene Corp. (a)	134,930	7,191,769
Cephalon, Inc. (a)	82,550	5,867,654
MedImmune, Inc. (a)	174,790	5,577,549
Vertex Pharmaceuticals, Inc. (a)	106,994	3,283,646
Biotechnology Total		21,920,618
Health Care Equipment & Supplies – 3.2%
Cytyc Corp. (a)	335,240	10,157,772
Dade Behring Holdings, Inc.	147,880	6,057,165
Gen-Probe, Inc. (a)	109,360	5,251,467
Kinetic Concepts, Inc. (a)	70,150	3,447,872
ResMed, Inc. (a)	154,814	7,397,013
St. Jude Medical, Inc. (a)	239,260	9,486,659
Varian Medical Systems, Inc. (a)	160,260	7,363,947
Health Care Equipment & Supplies Total		49,161,895
Health Care Providers & Services – 5.0%
Coventry Health Care, Inc. (a)	98,930	5,383,771
DaVita, Inc. (a)	174,395	9,513,247
Express Scripts, Inc. (a)	126,780	9,560,480
Henry Schein, Inc. (a)	130,240	6,794,621
Humana, Inc. (a)	109,406	6,546,855
Laboratory Corp. of America Holdings (a)	83,560	6,663,910
Manor Care, Inc.	127,770	6,845,916
McKesson Corp.	112,610	6,279,134
Medco Health Solutions, Inc. (a)	117,660	7,954,992
Quest Diagnostics, Inc.	186,900	9,535,638
Health Care Providers & Services Total		75,078,564
Health Care Technology – 0.4%
IMS Health, Inc.	200,620	5,793,906
Health Care Technology Total		5,793,906

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Growth Fund

February 28, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Life Sciences Tools & Services – 2.6%
Covance, Inc. (a)	73,960	4,560,374
Invitrogen Corp. (a)	124,390	7,867,667
Pharmaceutical Product Development, Inc.	178,920	5,687,867
Thermo Fisher Scientific, Inc. (a)	267,790	12,122,853
Waters Corp. (a)	179,280	9,727,733
Life Sciences Tools & Services Total		39,966,494
Pharmaceuticals – 1.4%
Allergan, Inc.	148,830	16,625,799
Forest Laboratories, Inc. (a)	98,430	5,094,737
Pharmaceuticals Total		21,720,536
Health Care Total		213,642,013
Industrials – 11.0%
Aerospace & Defense – 3.1%
Alliant Techsystems, Inc. (a)	76,069	6,583,772
BE Aerospace, Inc. (a)	241,640	7,295,112
Precision Castparts Corp.	173,053	15,742,631
Rockwell Collins, Inc.	197,810	12,952,599
Spirit Aerosystems Holdings, Inc., Class A (a)	172,992	5,104,994
Aerospace & Defense Total		47,679,108
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	181,350	9,241,596
Air Freight & Logistics Total		9,241,596
Airlines – 0.4%
Gol Linhas Aereas Inteligentes SA, ADR	184,900	5,256,707
Airlines Total		5,256,707
Commercial Services & Supplies – 2.8%
Corporate Executive Board Co.	121,400	9,446,134
Dun & Bradstreet Corp.	72,590	6,408,245
Equifax, Inc.	78,840	3,052,685
Monster Worldwide, Inc. (a)	160,640	8,009,511
Robert Half International, Inc.	293,030	11,448,682
Stericycle, Inc. (a)	59,440	4,625,026
Commercial Services & Supplies Total		42,990,283
Construction & Engineering – 0.3%
Jacobs Engineering Group, Inc. (a)	47,550	4,295,667
Construction & Engineering Total		4,295,667
Electrical Equipment – 0.8%
Rockwell Automation, Inc.	95,580	5,934,562
Roper Industries, Inc.	124,670	6,622,471
Electrical Equipment Total		12,557,033

	Shares	Value ($)
Machinery – 2.1%
Gardner Denver, Inc. (a)	98,330	3,330,437
Joy Global, Inc.	305,438	13,543,121
Terex Corp. (a)	129,070	8,497,969
Timken Co.	235,490	6,730,304
Machinery Total		32,101,831
Marine – 0.4%
American Commercial Lines, Inc. (a)	161,780	5,845,111
Marine Total		5,845,111
Road & Rail – 0.2%
CSX Corp.	85,430	3,218,148
Road & Rail Total		3,218,148
Trading Companies & Distributors – 0.3%
WESCO International, Inc. (a)	64,600	4,310,758
Trading Companies & Distributors Total		4,310,758
Industrials Total		167,496,242
Information Technology – 18.7%
Communications Equipment – 1.4%
F5 Networks, Inc. (a)	84,010	6,100,806
Harris Corp.	226,580	11,120,546
Tellabs, Inc. (a)	437,260	4,582,485
Communications Equipment Total		21,803,837
Computers & Peripherals – 1.7%
Network Appliance, Inc. (a)	374,160	14,468,767
SanDisk Corp. (a)	209,640	7,635,089
Western Digital Corp. (a)	215,500	4,131,135
Computers & Peripherals Total		26,234,991
Electronic Equipment & Instruments – 0.8%
Amphenol Corp., Class A	109,290	7,053,577
Trimble Navigation Ltd. (a)	157,726	4,173,430
Electronic Equipment & Instruments Total		11,227,007
Internet Software & Services – 1.3%
Akamai Technologies, Inc. (a)	114,991	5,930,086
Baidu.com, Inc., ADR (a)	49,420	5,273,114
Equinix, Inc. (a)	98,990	8,183,503
Internet Software & Services Total		19,386,703
IT Services – 4.4%
Alliance Data Systems Corp. (a)	203,600	12,165,100
CheckFree Corp. (a)	98,010	3,716,539
Cognizant Technology Solutions Corp., Class A (a)	257,270	23,205,754
Fiserv, Inc. (a)	172,630	9,142,485
Global Payments, Inc.	246,576	9,485,779

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Growth Fund

February 28, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Paychex, Inc.	224,110	9,105,589
IT Services Total		66,821,246
Semiconductors & Semiconductor Equipment – 5.3%
Broadcom Corp., Class A (a)	265,690	9,057,372
Intersil Corp., Class A	497,470	13,158,081
KLA-Tencor Corp.	150,360	7,779,626
Lam Research Corp. (a)	93,080	4,156,953
Marvell Technology Group Ltd. (a)	385,650	7,913,538
MEMC Electronic Materials, Inc. (a)	345,594	17,822,283
National Semiconductor Corp.	330,280	8,461,774
NVIDIA Corp. (a)	187,890	5,824,590
Qimonda AG, ADR (a)	418,800	6,089,352
Semiconductors & Semiconductor Equipment Total		80,263,569
Software – 3.8%
Activision, Inc. (a)	288,730	4,827,565
Amdocs Ltd. (a)	136,380	4,720,112
Autodesk, Inc. (a)	277,819	11,432,252
BMC Software, Inc. (a)	195,480	6,032,513
Citrix Systems, Inc. (a)	258,566	8,325,825
Double-Take Software, Inc. (a)	100,532	1,419,512
Hyperion Solutions Corp. (a)	152,506	6,533,357
Intuit, Inc. (a)	321,016	9,473,182
THQ, Inc. (a)	158,080	5,091,757
Software Total		57,856,075
Information Technology Total		283,593,428
Materials – 4.1%
Chemicals – 0.5%
Potash Corp. of Saskatchewan, Inc.	54,640	8,622,739
Chemicals Total		8,622,739
Construction Materials – 1.0%
Florida Rock Industries, Inc.	87,400	5,889,012
Vulcan Materials Co.	76,420	8,902,166
Construction Materials Total		14,791,178
Metals & Mining – 2.6%
Allegheny Technologies, Inc.	85,110	8,719,519
Carpenter Technology Corp.	66,090	7,834,970
Freeport-McMoRan Copper & Gold, Inc., Class B	70,920	4,071,517
Phelps Dodge Corp.	63,730	7,960,514
Titanium Metals Corp. (a)	98,660	3,443,234
Zinifex Ltd.	549,440	7,238,149
Metals & Mining Total		39,267,903
Materials Total		62,681,820

	Shares	Value ($)
Telecommunication Services – 5.6%
Diversified Telecommunication Services – 1.0%
Tele2 AB, Class B	990,360	14,939,052
Diversified Telecommunication Services Total		14,939,052
Wireless Telecommunication Services – 4.6%
American Tower Corp., Class A (a)	519,277	20,116,791
Crown Castle International Corp. (a)	431,400	14,132,664
Leap Wireless International, Inc. (a)	157,080	10,613,895
Millicom International Cellular SA (a)	82,740	5,949,006
NII Holdings, Inc. (a)	228,200	16,165,688
SBA Communications Corp., Class A (a)	110,970	2,992,861
Wireless Telecommunication Services Total		69,970,905
Telecommunication Services Total		84,909,957
Utilities – 1.4%
Gas Utilities – 0.5%
Questar Corp.	94,910	7,985,727
Gas Utilities Total		7,985,727
Independent Power Producers & Energy Traders – 0.9%
AES Corp. (a)	637,340	13,588,089
Independent Power Producers & Energy Traders Total		13,588,089
Utilities Total		21,573,816
Total Common Stocks (Cost of $1,201,729,524)		1,471,064,358

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Growth Fund

February 28, 2007 (Unaudited)

Short-Term Obligation – 2.7%

	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 2/28/07, due 3/01/07 at 5.210%, collateralized by a U.S. Treasury Bond maturing 8/15/14, market value of $41,859,375 (repurchase proceeds $41,038,938)	41,033,000	41,033,000
Total Short-Term Obligation (Cost of $41,033,000)		41,033,000
Total Investments – 99.5% (Cost of $1,242,762,524) (b)		1,512,097,358
Other Assets & Liabilities, Net – 0.5%		7,976,180
Net Assets – 100.0%		$1,520,073,538

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $1,242,762,524.

At February 28, 2007, the Fund held investments in the following sectors:

Sector	% of Net Assets
Consumer Discretionary	20.1
Information Technology	18.7
Health Care	14.1
Industrials	11.0
Financials	8.0
Energy	7.9
Consumer Staples	5.9
Telecommunication Services	5.6
Materials	4.1
Utilities	1.4
96.8
Short-Term Obligation	2.7
Other Assets & Liabilities, Net	0.5
100.0

Acronym	Name

ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Small Cap Growth Fund I

February 28, 2007 (Unaudited)

Common Stocks – 96.7%

	Shares	Value ($)
Consumer Discretionary – 14.7%
Auto Components – 1.0%
Spartan Motors, Inc.	99,100	2,197,047
Auto Components Total		2,197,047
Automobiles – 0.5%
Piaggio & C SpA (a)	257,500	1,185,002
Automobiles Total		1,185,002
Diversified Consumer Services – 0.3%
Laureate Education, Inc. (a)	11,300	674,384
Diversified Consumer Services Total		674,384
Hotels, Restaurants & Leisure – 3.0%
Chipotle Mexican Grill, Inc., Class A (a)	18,200	1,091,818
Ctrip.com International Ltd., ADR	25,400	1,498,854
Pinnacle Entertainment, Inc. (a)	37,528	1,213,656
RARE Hospitality International, Inc. (a)	33,470	1,032,884
Ruby Tuesday, Inc.	25,700	753,010
Scientific Games Corp., Class A (a)	33,440	1,093,488
Hotels, Restaurants & Leisure Total		6,683,710
Household Durables – 0.5%
Ryland Group, Inc.	21,200	1,021,204
Household Durables Total		1,021,204
Internet & Catalog Retail – 1.3%
Gmarket, Inc., ADR (a)	46,117	922,340
Nutri/System, Inc. (a)	14,900	672,735
Priceline.com, Inc. (a)	23,900	1,252,599
Internet & Catalog Retail Total		2,847,674
Leisure Equipment & Products – 0.9%
Pool Corp.	15,100	530,010
Smith & Wesson Holding Corp. (a)	122,900	1,526,418
Leisure Equipment & Products Total		2,056,428
Media – 0.5%
Marvel Entertainment, Inc. (a)	22,800	633,612
National CineMedia, Inc. (a)	16,885	442,724
Media Total		1,076,336
Specialty Retail – 4.8%
Children's Place Retail Stores, Inc. (a)	12,730	693,276
Christopher & Banks Corp.	34,400	638,808
DSW, Inc., Class A (a)	15,800	632,790
GameStop Corp., Class A (a)	43,100	2,259,302
Hibbett Sporting Goods, Inc. (a)	24,100	751,438
J Crew Group, Inc. (a)	37,900	1,365,916
Monro Muffler, Inc.	26,900	978,353
Tractor Supply Co. (a)	28,000	1,432,760
Tween Brands, Inc. (a)	20,100	720,585
Zumiez, Inc. (a)	30,800	1,047,508
Specialty Retail Total		10,520,736

	Shares	Value ($)
Textiles, Apparel & Luxury Goods – 1.9%
Carter's, Inc. (a)	47,500	1,141,425
Phillips-Van Heusen Corp.	17,900	981,636
Quiksilver, Inc. (a)	79,600	1,109,624
Volcom, Inc. (a)	22,600	824,448
Textiles, Apparel & Luxury Goods Total		4,057,133
Consumer Discretionary Total		32,319,654
Consumer Staples – 0.8%
Food & Staples Retailing – 0.2%
Pantry, Inc. (a)	12,600	594,090
Food & Staples Retailing Total		594,090
Personal Products – 0.6%
USANA Health Sciences, Inc. (a)	22,500	1,306,575
Personal Products Total		1,306,575
Consumer Staples Total		1,900,665
Energy – 6.2%
Energy Equipment & Services – 3.0%
Atwood Oceanics, Inc. (a)	42,400	2,145,440
Core Laboratories NV (a)	16,900	1,333,072
Grey Wolf, Inc. (a)	93,000	622,170
Oil States International, Inc. (a)	44,700	1,311,945
Tetra Technologies, Inc. (a)	56,700	1,260,441
Energy Equipment & Services Total		6,673,068
Oil, Gas & Consumable Fuels – 3.2%
Arena Resources, Inc. (a)	9,700	438,052
Berry Petroleum Co., Class A	49,100	1,486,748
Carrizo Oil & Gas, Inc. (a)	42,191	1,298,639
Foundation Coal Holdings, Inc.	30,800	1,013,936
Gmx Res, Inc. (a)	30,700	996,215
Parallel Petroleum Corp. (a)	23,100	442,365
Ship Finance Intl. Ltd.	47,600	1,237,600
Oil, Gas & Consumable Fuels Total		6,913,555
Energy Total		13,586,623
Financials – 9.0%
Capital Markets – 2.3%
Affiliated Managers Group, Inc. (a)	20,001	2,270,114
Greenhill & Co., Inc.	17,261	1,163,046
Investment Technology Group, Inc. (a)	16,500	675,345
Waddell & Reed Financial, Inc., Class A	39,700	967,886
Capital Markets Total		5,076,391

See Accompanying Notes to Financial Statements.

Columbia Small Cap Growth Fund I

February 28, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Commercial Banks – 2.1%
Signature Bank (a)	51,440	1,580,236
Sterling Financial Corp.	35,938	1,182,001
UCBH Holdings, Inc.	48,400	922,504
WSB Financial Group, Inc. (a)	49,537	945,166
Commercial Banks Total		4,629,907
Consumer Finance – 0.5%
First Cash Financial Services, Inc. (a)	50,400	1,132,992
Consumer Finance Total		1,132,992
Diversified Financial Services – 0.6%
Genesis Lease Ltd. (a)	24,605	608,974
International Securities Exchange Holdings, Inc.	14,000	647,500
Diversified Financial Services Total		1,256,474
Insurance – 1.3%
Hanover Insurance Group, Inc.	17,970	844,051
ProAssurance Corp. (a)	40,977	2,110,315
Insurance Total		2,954,366
Real Estate Investment Trusts (REITs) – 2.2%
Alexandria Real Estate Equities, Inc.	14,000	1,472,660
Digital Realty Trust, Inc.	17,400	689,736
FelCor Lodging Trust, Inc.	28,900	681,462
Home Properties, Inc.	17,600	1,031,008
Washington Real Estate Investment Trust	24,700	987,506
Real Estate Investment Trusts (REITs) Total		4,862,372
Financials Total		19,912,502
Health Care – 18.2%
Biotechnology – 3.8%
Alkermes, Inc. (a)	32,500	533,000
Allos Therapeutics, Inc. (a)	137,900	848,085
Applera Corp. - Celera Group (a)	44,400	617,604
ArQule, Inc. (a)	68,800	455,456
Array Biopharma, Inc. (a)	63,800	748,374
BioMarin Pharmaceuticals, Inc. (a)	50,900	866,827
Cubist Pharmaceuticals, Inc. (a)	48,900	979,467
Digene Corp. (a)	21,070	996,190
Keryx Biopharmaceuticals, Inc. (a)	36,700	418,380
Onyx Pharmaceuticals, Inc. (a)	43,200	1,134,000
OSI Pharmaceuticals, Inc. (a)	25,500	882,300
Biotechnology Total		8,479,683

	Shares	Value ($)
Health Care Equipment & Supplies – 6.4%
ArthroCare Corp. (a)	18,532	673,638
Bespak PLC	52,100	786,935
DexCom, Inc. (a)	91,600	741,044
Hologic, Inc. (a)	33,637	1,851,717
I-Flow Corp. (a)	35,000	504,350
Kyphon, Inc. (a)	47,730	2,153,101
Mentor Corp.	25,700	1,233,857
NuVasive, Inc. (a)	78,700	1,859,681
PolyMedica Corp.	9,800	405,720
ResMed, Inc. (a)	23,022	1,099,991
Thoratec Corp. (a)	68,600	1,347,990
West Pharmaceutical Services, Inc.	9,700	439,022
Xtent, Inc. (a)	63,922	936,457
Health Care Equipment & Supplies Total		14,033,503
Health Care Providers & Services – 3.4%
Animal Health International, Inc. (a)	18,744	241,797
HealthExtras, Inc. (a)	72,936	1,932,804
Pediatrix Medical Group, Inc. (a)	34,600	1,871,860
Psychiatric Solutions, Inc. (a)	43,300	1,730,268
United Surgical Partners International, Inc. (a)	54,503	1,664,522
Health Care Providers & Services Total		7,441,251
Health Care Technology – 0.7%
Allscripts Healthcare Solutions, Inc. (a)	60,994	1,651,717
Health Care Technology Total		1,651,717
Life Sciences Tools & Services – 1.9%
ICON PLC, ADR (a)	86,528	3,595,238
Illumina, Inc. (a)	14,600	490,414
Life Sciences Tools & Services Total		4,085,652
Pharmaceuticals – 2.0%
BioMimetic Therapeutics, Inc. (a)	31,717	523,648
Medicis Pharmaceutical Corp., Class A	50,400	1,832,544
Penwest Pharmaceuticals Co. (a)	90,000	1,190,700
Pozen, Inc. (a)	31,500	495,495
Viropharma, Inc. (a)	25,100	401,600
Pharmaceuticals Total		4,443,987
Health Care Total		40,135,793
Industrials – 16.0%
Aerospace & Defense – 2.7%
Armor Holdings, Inc. (a)	22,119	1,408,759
BE Aerospace, Inc. (a)	84,827	2,560,927
Ceradyne, Inc. (a)	11,700	603,720
Hexcel Corp. (a)	48,200	870,492
Ionatron, Inc. (a)	76,900	405,263
Aerospace & Defense Total		5,849,161

See Accompanying Notes to Financial Statements.

Columbia Small Cap Growth Fund I

February 28, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Air Freight & Logistics – 1.1%
Forward Air Corp.	39,683	1,294,459
HUB Group, Inc., Class A (a)	20,700	655,569
Pacer International, Inc.	19,900	537,897
Air Freight & Logistics Total		2,487,925
Airlines – 0.6%
Alaska Air Group, Inc. (a)	32,300	1,324,300
Airlines Total		1,324,300
Commercial Services & Supplies – 5.5%
ACCO Brands Corp. (a)	44,200	962,676
Advisory Board Co. (a)	30,200	1,570,702
Corporate Executive Board Co.	17,316	1,347,358
Huron Consulting Group, Inc. (a)	43,098	2,732,413
Kenexa Corp. (a)	60,924	2,052,530
Resources Connection, Inc. (a)	68,066	2,202,616
Waste Connections, Inc. (a)	30,900	1,366,398
Commercial Services & Supplies Total		12,234,693
Construction & Engineering – 0.6%
Granite Construction, Inc.	8,300	484,554
Perini Corp. (a)	21,027	763,070
Construction & Engineering Total		1,247,624
Electrical Equipment – 2.1%
Acuity Brands, Inc.	21,400	1,185,560
Franklin Electric Co., Inc.	12,100	586,366
General Cable Corp. (a)	56,900	2,842,155
Electrical Equipment Total		4,614,081
Machinery – 2.6%
Barnes Group, Inc.	48,900	1,091,937
Bucyrus International, Inc., Class A	22,900	1,166,755
ESCO Technologies, Inc. (a)	33,636	1,466,193
Force Protection, Inc. (a)	62,500	1,018,750
RBC Bearings, Inc. (a)	27,475	896,510
Machinery Total		5,640,145
Marine – 0.4%
American Commercial Lines, Inc. (a)	23,400	845,442
Marine Total		845,442
Road & Rail – 0.4%
Genesee & Wyoming, Inc., Class A (a)	37,100	963,116
Road & Rail Total		963,116
Industrials Total		35,206,487
Information Technology – 25.9%
Communications Equipment – 1.8%
CommScope, Inc. (a)	29,500	1,134,865
Comtech Group, Inc. (a)	88,400	1,312,740

	Shares	Value ($)
F5 Networks, Inc. (a)	19,435	1,411,370
Communications Equipment Total		3,858,975
Computers & Peripherals – 1.2%
Brocade Communications Systems, Inc. (a)	120,900	1,089,309
Emulex Corp. (a)	31,500	563,850
Iomega Corp. (a)	131,700	445,146
Synaptics, Inc. (a)	26,800	657,672
Computers & Peripherals Total		2,755,977
Electronic Equipment & Instruments – 2.5%
Daktronics, Inc.	46,100	1,229,487
FLIR Systems, Inc. (a)	52,500	1,824,900
IPG Photonics Corp. (a)	16,643	385,951
Novatel, Inc. (a)	31,300	1,358,733
SunPower Corp., Class A (a)	14,700	636,510
Electronic Equipment & Instruments Total		5,435,581
Internet Software & Services – 4.0%
aQuantive, Inc. (a)	41,500	1,051,610
Equinix, Inc. (a)	24,340	2,012,188
Knot, Inc. (a)	69,300	1,638,252
Omniture, Inc. (a)	50,512	785,461
RADVision Ltd. (a)	29,600	665,704
ROO Group, Inc. (a)	82,400	332,072
Switch & Data Facilities Co., Inc. (a)	26,262	511,584
Vocus, Inc. (a)	36,900	732,096
WebEx Communications, Inc. (a)	26,900	1,168,267
Internet Software & Services Total		8,897,234
IT Services – 4.4%
Acxiom Corp.	49,400	1,055,184
Euronet Worldwide, Inc. (a)	32,990	901,617
Global Cash Access, Inc. (a)	64,305	989,011
Global Payments, Inc.	26,812	1,031,457
Heartland Payment Systems, Inc.	70,000	1,744,400
Isilon Systems, Inc. (a)	11,189	217,850
RightNow Technologies, Inc. (a)	69,400	1,156,898
TALX Corp.	49,600	1,687,888
Tyler Technologies, Inc. (a)	61,300	835,519
IT Services Total		9,619,824
Semiconductors & Semiconductor Equipment – 5.2%
Atheros Communications, Inc. (a)	74,659	1,886,633
ATMI, Inc. (a)	34,700	1,153,428
Hittite Microwave Corp. (a)	28,401	1,191,138
JA Solar Holdings Co. Ltd. (a)	17,605	338,896
MIPS Technologies, Inc. (a)	34,900	325,268
Netlogic Microsystems, Inc. (a)	45,600	1,137,264
SiRF Technology Holdings, Inc. (a)	35,460	1,013,801
Tessera Technologies, Inc. (a)	46,606	1,883,815
Varian Semiconductor Equipment Associates, Inc. (a)	11,600	554,364
Verigy Ltd. (a)	87,700	2,060,073
Semiconductors & Semiconductor Equipment Total		11,544,680

See Accompanying Notes to Financial Statements.

Columbia Small Cap Growth Fund I

February 28, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Software – 6.8%
Activision, Inc. (a)	41,800	698,896
ANSYS, Inc. (a)	22,300	1,137,746
Aspen Technology, Inc. (a)	45,900	550,800
Concur Technologies, Inc. (a)	40,300	651,651
Hyperion Solutions Corp. (a)	35,286	1,511,652
Informatica Corp. (a)	57,800	749,088
KongZhong Corp., ADR (a)	115,515	957,620
Micros Systems, Inc. (a)	21,072	1,174,975
Nuance Communications, Inc. (a)	146,778	2,068,102
Quest Software, Inc. (a)	50,500	824,160
The9 Ltd., ADR (a)	33,190	1,128,792
THQ, Inc. (a)	29,400	946,974
Transaction Systems Architects, Inc. (a)	23,497	829,444
Ultimate Software Group, Inc. (a)	41,100	1,094,904
Verint Systems, Inc. (a)	18,400	577,392
Software Total		14,902,196
Information Technology Total		57,014,467
Materials – 2.8%
Metals & Mining – 2.8%
Carpenter Technology Corp.	9,200	1,090,660
Century Aluminum Co. (a)	17,727	807,110
Claymont Steel Holdings, Inc. (a)	74,854	1,446,928
Universal Stainless & Alloy (a)	32,800	1,519,296
Zinifex Ltd.	93,100	1,226,470
Metals & Mining Total		6,090,464
Materials Total		6,090,464
Telecommunication Services – 3.1%
Diversified Telecommunication Services – 0.3%
Cogent Communications Group, Inc. (a)	31,700	715,152
Diversified Telecommunication Services Total		715,152
Wireless Telecommunication Services – 2.8%
Dobson Communications Corp., Class A (a)	156,300	1,387,944
InPhonic, Inc. (a)	54,800	681,164
Linktone Ltd., ADR (a)	197,400	933,702
Millicom International Cellular SA (a)	11,984	861,649
SBA Communications Corp., Class A (a)	82,607	2,227,911
Wireless Telecommunication Services Total		6,092,370
Telecommunication Services Total		6,807,522
Total Common Stocks (Cost of $170,683,861)		212,974,177

	Shares	Value ($)
Investment Companies – 0.7%
iShares Nasdaq Biotechnology Index Fund (a)	10,500	807,975
streetTRACKS SPDR Biotech ETF (a)	17,179	829,230
Total Investment Companies (Cost of $1,519,799)		1,637,205
	Par ($)
Short-Term Obligation – 2.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 02/28/07, due 03/01/07 at 5.210%, collateralized by a U.S. Treasury Note maturing 11/30/11, market value of $4,722,538 (repurchase proceeds $4,627,670)	4,627,000	4,627,000
Total Short-Term Obligation (Cost of $4,627,000)		4,627,000
Total Investments – 99.5% (Cost of $176,830,660)(b)		219,238,382
Other Assets & Liabilities, Net – 0.5%		1,099,146
Net Assets – 100.0%		220,337,528

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $176,830,660.

At February 28, 2007, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	25.9
Health Care	18.2
Industrials	16.0
Consumer Discretionary	14.7
Financials	9.0
Energy	6.2
Telecommunication Services	3.1
Materials	2.8
Consumer Staples	0.8
96.7
Investment Companies	0.7
Short-Term Obligation	2.1
Other Assets & Liabilities, Net	0.5
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Real Estate Equity Fund

February 28, 2007 (Unaudited)

Common Stocks – 97.3%

	Shares	Value ($)
Consumer Discretionary – 9.5%
Hotels, Restaurants & Leisure – 9.5%
Gaylord Entertainment Co. (a)	147,400	7,955,178
Hilton Hotels Corp.	733,000	25,874,900
Orient-Express Hotels Ltd., Class A	148,600	7,672,218
Starwood Hotels & Resorts Worldwide, Inc.	345,400	22,727,320
Hotels, Restaurants & Leisure Total		64,229,616
Consumer Discretionary Total		64,229,616
Financials – 87.8%
Real Estate Investment Trusts (REITs) – 86.3%
Alexandria Real Estate Equities, Inc.	306,200	32,209,178
American Campus Communities, Inc.	257,382	7,785,805
Apartment Investment & Management Co., Class A	485,676	28,586,889
AvalonBay Communities, Inc.	179,000	24,623,240
BioMed Realty Trust, Inc.	81,889	2,288,798
Boston Properties, Inc.	154,000	18,495,400
Camden Property Trust	435,205	31,326,056
CBL & Associates Properties, Inc.	636,610	30,003,429
Corporate Office Properties Trust	582,527	29,720,528
Developers Diversified Realty Corp.	316,263	20,734,202
EastGroup Properties, Inc.	268,260	14,480,675
Essex Property Trust, Inc.	144,056	20,007,938
Host Hotels & Resorts, Inc.	419,373	11,021,122
iStar Financial, Inc.	546,950	26,171,557
Kimco Realty Corp.	728,100	36,594,306
Mid-America Apartment Communities, Inc.	270,712	14,951,424
NorthStar Realty Finance Corp.	527,428	8,001,083
ProLogis Trust	793,530	52,476,139
Public Storage, Inc.	534,665	54,145,525
Simon Property Group, Inc.	547,119	61,682,196
SL Green Realty Corp.	224,900	32,803,914
Vornado Realty Trust	188,495	23,976,564
Real Estate Investment Trusts (REITs) Total		582,085,968
Real Estate Management & Development – 1.5%
Brookfield Properties Corp.	219,400	9,763,300
Real Estate Management & Development Total		9,763,300
Financials Total		591,849,268
Total Common Stocks (Cost of $346,520,088)		656,078,884

Short-Term Obligation – 0.9%

	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 02/28/07, due 03/01/07 at 5.210%, collateralized by a U.S. Treasury Note maturing on 02/15/14, market value of $5,960,650 (repurchase proceeds $5,841,845)	5,841,000	5,841,000
Total Short-Term Obligation (Cost of $5,841,000)		5,841,000
Total Investments – 98.2% (Cost of $352,361,088) (b)		661,919,884
Other Assets & Liabilities, Net – 1.8%		12,225,810
Net Assets – 100.0%		$674,145,694

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $352,361,088.

At February 28, 2007, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	87.8
Consumer Discretionary	9.5
97.3
Short-Term Obligation	0.9
Other Assets & Liabilities, Net	1.8
100.0

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Technology Fund

February 28, 2007 (Unaudited)

Common Stocks – 98.4%

	Shares	Value ($)
Consumer Discretionary – 4.5%
Hotels, Restaurants & Leisure – 0.7%
Ctrip.com International Ltd., ADR	28,810	1,700,078
Hotels, Restaurants & Leisure Total		1,700,078
Internet & Catalog Retail – 2.2%
Gmarket, Inc., ADR (a)	73,020	1,460,400
IAC/InterActiveCorp (a)	63,830	2,502,136
Priceline.com, Inc. (a)	21,860	1,145,682
Internet & Catalog Retail Total		5,108,218
Media – 1.6%
National CineMedia, Inc. (a)	27,535	721,968
NET Servicos de Comunicacao SA, ADR (a)	208,270	2,853,299
Media Total		3,575,267
Consumer Discretionary Total		10,383,563
Health Care – 0.5%
Biotechnology – 0.5%
BioMarin Pharmaceuticals, Inc. (a)	66,620	1,134,539
Biotechnology Total		1,134,539
Health Care Total		1,134,539
Industrials – 1.8%
Aerospace & Defense – 0.3%
Ionatron, Inc. (a)	120,860	636,932
Aerospace & Defense Total		636,932
Commercial Services & Supplies – 1.2%
Huron Consulting Group, Inc. (a)	14,904	944,914
Kenexa Corp. (a)	18,965	638,931
Monster Worldwide, Inc. (a)	24,950	1,244,007
Commercial Services & Supplies Total		2,827,852
Machinery – 0.3%
Force Protection, Inc. (a)	38,280	623,964
Machinery Total		623,964
Industrials Total		4,088,748
Information Technology – 81.0%
Communications Equipment – 13.4%
Alcatel-Lucent, ADR	288,150	3,696,964
Cisco Systems, Inc. (a)	196,490	5,096,951
Comtech Group, Inc. (a)	127,420	1,892,187
Comverse Technology, Inc. (a)	49,560	1,089,329
Corning, Inc. (a)	100,110	2,065,269
Harris Corp.	72,530	3,559,772

	Shares	Value ($)
Nokia Oyj, ADR	288,860	6,305,814
QUALCOMM, Inc.	88,200	3,552,696
Research In Motion Ltd. (a)	8,570	1,205,028
Tellabs, Inc. (a)	270,440	2,834,211
Communications Equipment Total		31,298,221
Computers & Peripherals – 11.2%
Apple Inc. (a)	34,150	2,889,431
Brocade Communications Systems, Inc. (a)	191,080	1,721,631
EMC Corp.	164,330	2,292,403
Emulex Corp. (a)	63,260	1,132,354
Hewlett-Packard Co.	85,900	3,382,742
International Business Machines Corp.	22,890	2,128,999
Iomega Corp. (a)	227,950	770,471
NCR Corp. (a)	39,930	1,844,766
Network Appliance, Inc. (a)	80,430	3,110,228
Quantum Corp. (a)	260,040	642,299
SanDisk Corp. (a)	28,390	1,033,964
Seagate Technology	111,880	3,009,572
Western Digital Corp. (a)	105,880	2,029,720
Computers & Peripherals Total		25,988,580
Electronic Equipment & Instruments – 0.9%
Daktronics, Inc.	60,420	1,611,401
IPG Photonics Corp. (a)	24,625	571,054
Electronic Equipment & Instruments Total		2,182,455
Internet Software & Services – 7.7%
Akamai Technologies, Inc. (a)	16,800	866,376
Baidu.com, ADR (a)	7,300	778,910
eBay, Inc. (a)	34,910	1,119,215
Equinix, Inc. (a)	28,850	2,385,029
Google, Inc., Class A (a)	10,680	4,800,126
Knot, Inc. (a)	95,773	2,264,074
Omniture, Inc. (a)	79,131	1,230,487
ROO Group, Inc. (a)	121,750	490,652
Switch & Data Facilities Co., Inc. (a)	67,156	1,308,199
VeriSign, Inc. (a)	45,350	1,147,355
Vocus, Inc. (a)	33,540	665,434
WebEx Communications, Inc. (a)	17,990	781,306
Internet Software & Services Total		17,837,163
IT Services – 10.4%
Accenture Ltd., Class A	63,060	2,251,242
Affiliated Computer Services, Inc., Class A (a)	19,750	1,026,408
Cognizant Technology Solutions Corp., Class A (a)	78,350	7,067,170
Computer Sciences Corp. (a)	20,180	1,068,127
DST Systems, Inc. (a)	32,320	2,275,974
Fiserv, Inc. (a)	42,900	2,271,984
Global Payments, Inc.	85,832	3,301,957
RightNow Technologies, Inc. (a)	72,450	1,207,742

See Accompanying Notes to Financial Statements.

Columbia Technology Fund

February 28, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Satyam Computer Services Ltd., ADR	48,720	1,050,403
Tyler Technologies, Inc. (a)	105,180	1,433,603
Western Union Co.	55,040	1,192,717
IT Services Total		24,147,327
Office Electronics – 0.5%
Xerox Corp. (a)	66,420	1,147,074
Office Electronics Total		1,147,074
Semiconductors & Semiconductor Equipment – 18.3%
ASML Holding N.V., N.Y. Registered Shares (a)	93,610	2,300,934
Atheros Communications, Inc. (a)	47,990	1,212,707
ATMI, Inc. (a)	36,140	1,201,293
AXT, Inc. (a)	136,104	668,271
Broadcom Corp., Class A (a)	98,600	3,361,274
Hittite Microwave Corp. (a)	31,970	1,340,822
Intel Corp.	109,380	2,171,193
Intersil Corp., Class A	90,820	2,402,189
KLA-Tencor Corp.	32,070	1,659,302
Lam Research Corp. (a)	36,520	1,630,983
Marvell Technology Group Ltd. (a)	113,950	2,338,254
Maxim Integrated Products, Inc.	24,240	793,860
MEMC Electronic Materials, Inc. (a)	100,467	5,181,083
Micron Technology, Inc. (a)	42,510	504,169
MIPS Technologies, Inc. (a)	126,150	1,175,718
MoSys, Inc. (a)	111,170	863,791
National Semiconductor Corp.	70,010	1,793,656
Netlogic Microsystems, Inc. (a)	78,050	1,946,567
NVIDIA Corp. (a)	49,740	1,541,940
Qimonda AG, ADR (a)	96,200	1,398,748
SiRF Technology Holdings, Inc. (a)	32,401	926,344
Tessera Technologies, Inc. (a)	54,000	2,182,680
Verigy Ltd. (a)	123,930	2,911,116
Xilinx, Inc.	36,990	947,684
Semiconductors & Semiconductor Equipment Total		42,454,578
Software – 18.6%
Activision, Inc. (a)	27,700	463,144
Adobe Systems, Inc. (a)	48,370	1,898,523
Amdocs Ltd. (a)	64,120	2,219,193
ANSYS, Inc. (a)	18,260	931,625
Autodesk, Inc. (a)	48,040	1,976,846
BEA Systems, Inc. (a)	191,080	2,279,584
BMC Software, Inc. (a)	65,150	2,010,529
Business Objects SA, ADR (a)	53,670	1,937,487
CA, Inc.	39,550	1,030,278
Cadence Design Systems, Inc. (a)	111,567	2,224,646
Check Point Software Technologies Ltd. (a)	47,580	1,074,356
Citrix Systems, Inc. (a)	86,406	2,782,273
Concur Technologies, Inc. (a)	58,050	938,669
Double-Take Software, Inc. (a)	58,445	825,243

	Shares	Value ($)
Hyperion Solutions Corp. (a)	21,250	910,350
Intuit, Inc. (a)	57,750	1,704,203
KongZhong Corp., ADR (a)	151,558	1,256,416
McAfee, Inc. (a)	44,580	1,342,750
Micros Systems, Inc. (a)	11,676	651,054
Microsoft Corp.	54,220	1,527,377
NAVTEQ Corp. (a)	21,919	700,531
Nuance Communications, Inc. (a)	145,015	2,043,261
Salesforce.com, Inc. (a)	48,650	2,104,599
SAP AG, ADR	26,380	1,212,689
Symantec Corp. (a)	203,494	3,479,747
The9 Ltd., ADR (a)	69,881	2,376,653
THQ, Inc. (a)	31,490	1,014,293
Ultimate Software Group, Inc. (a)	10,030	267,199
Software Total		43,183,518
Information Technology Total		188,238,916
Materials – 0.5%
Metals & Mining – 0.5%
Carpenter Technology Corp.	9,810	1,162,975
Metals & Mining Total		1,162,975
Materials Total		1,162,975
Telecommunication Services – 10.1%
Diversified Telecommunication Services – 3.7%
Cogent Communications Group, Inc. (a)	67,340	1,519,190
Tele2 AB, Class B	411,080	6,200,922
Telekomunikasi Indonesia, ADR	20,100	812,844
Diversified Telecommunication Services Total		8,532,956
Wireless Telecommunication Services – 6.4%
American Tower Corp., Class A (a)	103,043	3,991,886
Crown Castle International Corp. (a)	46,760	1,531,858
Dobson Communications Corp., Class A (a)	120,040	1,065,955
InPhonic, Inc. (a)	107,270	1,333,366
Linktone Ltd., ADR (a)	248,840	1,177,013
Millicom International Cellular SA (a)	31,650	2,275,635
NII Holdings, Inc. (a)	25,280	1,790,835
SBA Communications Corp., Class A (a)	67,780	1,828,027
Wireless Telecommunication Services Total		14,994,575
Telecommunication Services Total		23,527,531
Total Common Stocks (Cost of $201,085,459)		228,536,272

See Accompanying Notes to Financial Statements.

Columbia Technology Fund

February 28, 2007 (Unaudited)

Short-Term Obligation – 2.2%

	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 02/28/07, due on 03/01/07, at 5.210%, collateralized by a U.S. Treasury Note maturing 11/30/11, market value of $5,334,344 (repurchase proceeds $5,229,757)	5,229,000	5,229,000
Total Short-Term Obligation (Cost of $5,229,000)		5,229,000
Total Investments – 100.6% (Cost of $206,314,459) (b)		233,765,272
Other Assets & Liabilities, Net – (0.6)%		(1,475,456)
Net Assets – 100.0%		$232,289,816

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $206,314,459.

At February 28, 2007, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	81.0
Telecommunication Services	10.1
Consumer Discretionary	4.5
Industrials	1.8
Materials	0.5
Health Care	0.5
98.4
Short-Term Obligation	2.2
Other Assets & Liabilities, Net	(0.6)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Strategic Investor Fund

February 28, 2007 (Unaudited)

Common Stocks – 98.5%

	Shares	Value ($)
Consumer Discretionary – 10.5%
Hotels, Restaurants & Leisure – 0.8%
Starbucks Corp. (a)	172,200	5,320,980
Yum! Brands, Inc.	81,100	4,698,934
Hotels, Restaurants & Leisure Total		10,019,914
Household Durables – 0.6%
Cyrela Brazil Realty SA	473,700	4,400,797
Desarrolladora Homex SA de CV, ADR (a)	39,800	2,164,722
Household Durables Total		6,565,519
Internet & Catalog Retail – 0.4%
Expedia, Inc. (a)	212,900	4,526,254
Internet & Catalog Retail Total		4,526,254
Media – 3.3%
Comcast Corp., Class A (a)	406,200	10,337,790
Liberty Global, Inc., Class A (a)	103,600	2,982,644
NET Servicos de Comunicacao SA, ADR	505,400	6,923,980
News Corp., Class A	75,000	1,689,750
News Corp., Class B	170,000	4,052,800
Reed Elsevier PLC, ADR	50,300	2,352,028
Time Warner, Inc.	514,988	10,480,006
Media Total		38,818,998
Multiline Retail – 2.4%
Federated Department Stores, Inc.	286,536	12,796,697
Kohl's Corp. (a)	94,500	6,519,555
Target Corp.	155,500	9,567,915
Multiline Retail Total		28,884,167
Specialty Retail – 1.3%
Bebe Stores, Inc.	226,300	4,159,394
Bed Bath & Beyond, Inc. (a)	128,600	5,129,854
Best Buy Co., Inc.	120,900	5,618,223
Specialty Retail Total		14,907,471
Textiles, Apparel & Luxury Goods – 1.7%
Liz Claiborne, Inc.	90,300	4,063,500
LVMH Moet Hennessy Louis Vuitton SA	51,500	5,706,411
NIKE, Inc., Class B	104,400	10,906,668
Textiles, Apparel & Luxury Goods Total		20,676,579
Consumer Discretionary Total		124,398,902
Consumer Staples – 9.7%
Beverages – 2.6%
Brown-Forman Corp., Class B	44,100	2,888,550
C&C Group PLC	158,400	2,200,996

	Shares	Value ($)
Coca-Cola Co.	243,000	11,343,240
Fomento Economico Mexicano SAB de CV, ADR	50,700	5,592,210
PepsiCo, Inc.	138,200	8,727,330
Beverages Total		30,752,326
Food & Staples Retailing – 0.4%
Kroger Co.	197,800	5,077,526
Food & Staples Retailing Total		5,077,526
Food Products – 3.2%
Archer-Daniels-Midland Co.	174,800	6,009,624
General Mills, Inc.	83,000	4,677,880
Hershey Co.	247,800	13,103,664
Nestle SA, Registered Shares	17,500	6,518,707
Wrigley (Wm.) Jr. Co.	144,100	7,176,180
Food Products Total		37,486,055
Household Products – 2.0%
Colgate-Palmolive Co.	98,700	6,648,432
Procter & Gamble Co.	257,800	16,367,722
Household Products Total		23,016,154
Personal Products – 0.8%
Avon Products, Inc.	270,200	9,905,532
Personal Products Total		9,905,532
Tobacco – 0.7%
Altria Group, Inc.	96,800	8,158,304
Tobacco Total		8,158,304
Consumer Staples Total		114,395,897
Energy – 9.6%
Energy Equipment & Services – 3.6%
Cameron International Corp. (a)	58,900	3,339,041
Core Laboratories NV (a)	53,300	4,204,304
Dresser-Rand Group, Inc. (a)	92,800	2,410,016
GlobalSantaFe Corp.	62,900	3,624,927
Halliburton Co.	148,800	4,594,944
Nabors Industries Ltd. (a)	56,400	1,689,744
National-Oilwell Varco, Inc. (a)	38,600	2,688,104
Noble Corp.	69,100	4,852,202
Schlumberger Ltd.	91,400	5,739,920
TGS Nopec Geophysical Co. ASA (a)	192,900	3,994,668
Transocean, Inc. (a)	62,500	4,792,500
Energy Equipment & Services Total		41,930,370
Oil, Gas & Consumable Fuels – 6.0%
Cameco Corp.	60,100	2,221,296
Chesapeake Energy Corp.	161,300	4,918,037
Chevron Corp.	40,900	2,806,149
ConocoPhillips	153,800	10,061,596

See Accompanying Notes to Financial Statements.

Columbia Strategic Investor Fund

February 28, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Exxon Mobil Corp.	417,100	29,897,728
Hess Corp.	66,900	3,549,045
Peabody Energy Corp.	64,500	2,605,800
Petroplus Holdings AG (a)	45,801	3,194,195
Southwestern Energy Co. (a)	120,300	4,691,700
Valero Energy Corp.	129,600	7,471,440
Oil, Gas & Consumable Fuels Total		71,416,986
Energy Total		113,347,356
Financials – 20.4%
Capital Markets – 2.8%
Bank of New York Co., Inc.	224,417	9,115,819
Lazard Ltd., Class A	44,800	2,306,752
Legg Mason, Inc.	59,600	6,123,304
Merrill Lynch & Co., Inc.	191,083	15,989,825
Capital Markets Total		33,535,700
Commercial Banks – 3.4%
Allied Irish Banks PLC, ADR	77,800	4,633,768
Raiffeisen International Bank Holding AG	8,600	1,157,428
SunTrust Banks, Inc.	71,500	6,028,165
U.S. Bancorp	324,800	11,582,368
Wachovia Corp.	297,800	16,489,186
Commercial Banks Total		39,890,915
Consumer Finance – 0.6%
Capital One Financial Corp.	96,100	7,407,388
Consumer Finance Total		7,407,388
Diversified Financial Services – 5.5%
CIT Group, Inc.	130,400	7,363,688
Citigroup, Inc.	582,600	29,363,040
JPMorgan Chase & Co.	464,900	22,966,060
Nasdaq Stock Market, Inc. (a)	169,600	5,076,128
Diversified Financial Services Total		64,768,916
Insurance – 5.2%
ACE Ltd.	124,400	6,986,304
American International Group, Inc.	96,991	6,508,096
Aon Corp.	167,400	6,302,610
Axis Capital Holdings Ltd.	199,500	6,745,095
Berkshire Hathaway, Inc., Class B (a)	2,600	9,159,800
Hartford Financial Services Group, Inc.	97,900	9,257,424
Platinum Underwriters Holdings Ltd.	138,200	4,415,490
Prudential Financial, Inc.	135,800	12,349,652
Insurance Total		61,724,471

	Shares	Value ($)
Real Estate Investment Trusts (REITs) – 1.1%
CapitalSource, Inc.	269,800	6,958,142
Digital Realty Trust, Inc.	146,200	5,795,368
Real Estate Investment Trusts (REITs) Total		12,753,510
Thrifts & Mortgage Finance – 1.8%
Freddie Mac	201,400	12,925,852
Washington Mutual, Inc.	195,700	8,430,756
Thrifts & Mortgage Finance Total		21,356,608
Financials Total		241,437,508
Health Care – 14.4%
Biotechnology – 2.6%
Amgen, Inc. (a)	114,700	7,370,622
Applera Corp.-Celera Group (a)	131,300	1,826,383
BioMarin Pharmaceuticals, Inc. (a)	66,700	1,135,901
Genentech, Inc. (a)	62,100	5,239,377
Genzyme Corp. (a)	58,500	3,615,300
Gilead Sciences, Inc. (a)	67,600	4,837,456
Grifols SA (a)	221,000	3,389,615
Onyx Pharmaceuticals, Inc. (a)	97,900	2,569,875
Vertex Pharmaceuticals, Inc. (a)	41,100	1,261,359
Biotechnology Total		31,245,888
Health Care Equipment & Supplies – 3.8%
Align Technology, Inc. (a)	150,000	2,463,000
Baxter International, Inc.	168,200	8,411,682
BioLase Technology, Inc. (a)	158,500	1,337,740
Conceptus, Inc. (a)	129,900	2,439,522
Hospira, Inc. (a)	49,000	1,875,230
Medtronic, Inc.	73,200	3,686,352
Mindray Medical International Ltd., ADR (a)	143,315	3,688,928
ResMed, Inc. (a)	48,900	2,336,442
Sirona Dental Systems, Inc.	79,300	2,951,546
Thoratec Corp. (a)	138,600	2,723,490
Varian Medical Systems, Inc. (a)	86,400	3,970,080
Volcano Corp. (a)	108,000	2,053,080
Zimmer Holdings, Inc. (a)	75,700	6,383,781
Health Care Equipment & Supplies Total		44,320,873
Health Care Providers & Services – 1.7%
Animal Health International, Inc. (a)	106,132	1,369,103
McKesson Corp.	98,500	5,492,360
Medco Health Solutions, Inc. (a)	117,800	7,964,458
Sierra Health Services, Inc. (a)	92,300	3,429,868
VCA Antech, Inc. (a)	55,800	2,048,418
Health Care Providers & Services Total		20,304,207

See Accompanying Notes to Financial Statements.

Columbia Strategic Investor Fund

February 28, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Health Care Technology – 0.2%
IMS Health, Inc.	89,200	2,576,096
Health Care Technology Total		2,576,096
Life Sciences Tools & Services – 1.3%
Applera Corp.-Applied Biosystems Group	69,800	2,155,424
Pharmaceutical Product Development, Inc.	72,100	2,292,059
Qiagen N.V. (a)	105,000	1,720,950
Thermo Fisher Scientific, Inc. (a)	115,000	5,206,050
Waters Corp. (a)	64,000	3,472,640
Life Sciences Tools & Services Total		14,847,123
Pharmaceuticals – 4.8%
Abbott Laboratories	177,900	9,716,898
Johnson & Johnson	234,670	14,795,944
Merck & Co., Inc.	137,900	6,089,664
Novartis AG, ADR	208,893	11,578,939
Novo-Nordisk A/S, Class B	43,000	3,703,539
Pfizer, Inc.	453,100	11,309,376
Pharmaceuticals Total		57,194,360
Health Care Total		170,488,547
Industrials – 10.8%
Aerospace & Defense – 1.4%
Boeing Co.	32,900	2,871,183
Goodrich Corp.	126,500	6,204,825
United Technologies Corp.	120,200	7,888,726
Aerospace & Defense Total		16,964,734
Air Freight & Logistics – 0.6%
United Parcel Service, Inc., Class B	107,300	7,531,387
Air Freight & Logistics Total		7,531,387
Airlines – 0.9%
Gol Linhas Aereas Inteligentes SA, ADR	203,200	5,776,976
UAL Corp. (a)	116,100	4,642,839
Airlines Total		10,419,815
Building Products – 0.3%
Assa Abloy AB, Class B	156,900	3,398,702
Building Products Total		3,398,702
Commercial Services & Supplies – 1.2%
Equifax, Inc.	75,700	2,931,104
Monster Worldwide, Inc. (a)	144,000	7,179,840
Waste Management, Inc.	136,100	4,634,205
Commercial Services & Supplies Total		14,745,149

	Shares	Value ($)
Industrial Conglomerates – 3.9%
3M Co.	187,800	13,912,224
General Electric Co.	905,900	31,634,028
Industrial Conglomerates Total		45,546,252
Machinery – 2.3%
American Railcar Industries, Inc.	79,900	2,448,136
Caterpillar, Inc.	45,100	2,905,342
Gardner Denver, Inc. (a)	116,800	3,956,016
Illinois Tool Works, Inc.	112,000	5,790,400
Joy Global, Inc.	163,300	7,240,722
Mueller Water Products, Inc., Class B	314,300	4,664,212
Machinery Total		27,004,828
Road & Rail – 0.2%
Landstar System, Inc.	50,900	2,274,721
Road & Rail Total		2,274,721
Industrials Total		127,885,588
Information Technology – 14.6%
Communications Equipment – 3.8%
Cisco Systems, Inc. (a)	691,400	17,934,916
Corning, Inc. (a)	273,800	5,648,494
Nokia Oyj, ADR	587,500	12,825,125
QUALCOMM, Inc.	203,300	8,188,924
Communications Equipment Total		44,597,459
Computers & Peripherals – 2.9%
Apple, Inc. (a)	88,900	7,521,829
Hewlett-Packard Co.	361,100	14,220,118
International Business Machines Corp.	132,262	12,301,689
Computers & Peripherals Total		34,043,636
Internet Software & Services – 2.2%
eBay, Inc. (a)	110,500	3,542,630
Equinix, Inc. (a)	16,100	1,330,987
Google, Inc., Class A (a)	39,600	17,798,220
Knot, Inc. (a)	141,200	3,337,968
Internet Software & Services Total		26,009,805
IT Services – 1.2%
Computer Sciences Corp. (a)	105,400	5,578,822
First Data Corp.	231,650	5,914,024
Global Payments, Inc.	85,400	3,285,338
Western Union Co.	50	1,084
IT Services Total		14,779,268

See Accompanying Notes to Financial Statements.

Columbia Strategic Investor Fund

February 28, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Semiconductors & Semiconductor Equipment – 2.3%
ASML Holding N.V., N.Y. Registered Shares (a)	69,100	1,698,478
Intel Corp.	468,100	9,291,785
Intersil Corp., Class A	123,900	3,277,155
Lam Research Corp. (a)	49,800	2,224,068
Marvell Technology Group Ltd. (a)	173,500	3,560,220
Mattson Technology, Inc. (a)	193,500	1,704,735
Samsung Electronics Co. Ltd., GDR (b)	11,400	3,422,850
Volterra Semiconductor Corp. (a)	123,400	1,737,472
Semiconductors & Semiconductor Equipment Total		26,916,763
Software – 2.2%
Microsoft Corp.	753,700	21,231,729
Oracle Corp. (a)	325,800	5,352,894
Software Total		26,584,623
Information Technology Total		172,931,554
Materials – 2.5%
Chemicals – 1.0%
Huntsman Corp. (a)	165,100	3,376,295
Lyondell Chemical Co.	243,200	7,748,352
Chemicals Total		11,124,647
Metals & Mining – 1.5%
Arcelor Mittal, Class A	69,600	3,539,856
Companhia Vale do Rio Doce, ADR	69,700	2,378,164
Freeport-McMoRan Copper & Gold, Inc., Class B	101,300	5,815,633
Newmont Mining Corp.	143,500	6,467,545
Metals & Mining Total		18,201,198
Materials Total		29,325,845

	Shares	Value ($)
Telecommunication Services – 2.8%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	378,218	13,918,422
Chunghwa Telecom Co., Ltd., ADR	144,538	2,788,138
Tele2 AB, Class B	420,100	6,336,984
Telekomunikasi Indonesia, ADR	118,000	4,771,920
Diversified Telecommunication Services Total		27,815,464
Wireless Telecommunication Services – 0.4%
American Tower Corp., Class A (a)	117,500	4,551,950
Syniverse Holdings, Inc. (a)	56,353	636,789
Wireless Telecommunication Services Total		5,188,739
Telecommunication Services Total		33,004,203
Utilities – 3.2%
Electric Utilities – 2.0%
Edison International	94,900	4,452,708
Entergy Corp.	60,600	5,981,220
FPL Group, Inc.	141,900	8,382,033
PPL Corp.	122,200	4,646,044
Electric Utilities Total		23,462,005
Multi-Utilities – 1.2%
PG&E Corp.	139,078	6,456,001
Public Service Enterprise Group, Inc.	107,300	8,036,770
Multi-Utilities Total		14,492,771
Utilities Total		37,954,776
Total Common Stocks (Cost of $1,001,274,457)		1,165,170,176

See Accompanying Notes to Financial Statements.

Columbia Strategic Investor Fund

February 28, 2007 (Unaudited)

Short-Term Obligation – 0.8%

	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 02/28/07, due on 03/01/07, at 5.210%, collateralized by a U.S. Treasury Bond maturing 02/15/14, market value of $9,404,150 (repurchase proceeds $9,219,334)	9,218,000	9,218,000
Total Short-Term Obligation (Cost of $9,218,000)		9,218,000
Total Investments – 99.3% (Cost of $1,010,492,457) (c)		1,174,388,176
Other Assets & Liabilities, Net – 0.7%		7,783,111
Net Assets – 100.0%		$1,182,171,287

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the value of this security, which is not illiquid, represents 0.3% of net assets.

(c)  Cost for federal income tax purposes is $1,010,492,457.

At February 28, 2007 the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	20.4
Information Technology	14.6
Health Care	14.4
Industrials	10.8
Consumer Discretionary	10.5
Consumer Staples	9.7
Energy	9.6
Utilities	3.2
Telecommunication Services	2.8
Materials	2.5
98.5
Short-Term Obligation	0.8
Other Assets & Liabilities, Net	0.7
100.0

The Fund was invested in the following countries at
February 28, 2007:

Summary of Securities by Country	Value ($)	% of Total Investments
United States*	$1,046,052,510	89.1%
Switzerland	21,291,841	1.8
Brazil	19,479,917	1.7
Finland	12,825,125	1.1
Netherlands	11,163,588	0.9
Sweden	9,735,686	0.8
Mexico	7,756,932	0.7
Ireland	6,834,764	0.6
Netherlands Antilles	5,739,920	0.5
France	5,706,411	0.5
Indonesia	4,771,920	0.4
Norway	3,994,668	0.3
Denmark	3,703,539	0.3
Republic of Korea	3,422,850	0.3
Spain	3,389,615	0.3
Taiwan	2,788,138	0.2
United Kingdom	2,352,028	0.2
Canada	2,221,296	0.2
Austria	1,157,428	0.1
	$1,174,388,176	100.0%

*  Includes short-term obligation.
Certain securities are listed by country of underlying exposure but may trade predominately on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Balanced Fund

February 28, 2007 (Unaudited)

Common Stocks – 61.2%

	Shares	Value ($)
Consumer Discretionary – 7.7%
Hotels, Restaurants & Leisure – 0.5%
Hilton Hotels Corp.	29,900	1,055,470
Hotels, Restaurants & Leisure Total		1,055,470
Media – 3.1%
News Corp., Class A	99,800	2,248,494
Omnicom Group, Inc.	21,300	2,206,893
Time Warner, Inc.	115,700	2,354,495
Media Total		6,809,882
Multiline Retail – 1.4%
Kohl's Corp. (a)	15,100	1,041,749
Target Corp.	34,300	2,110,479
Multiline Retail Total		3,152,228
Specialty Retail – 0.6%
Office Depot, Inc. (a)	20,200	673,872
Urban Outfitters, Inc. (a)	29,100	722,262
Specialty Retail Total		1,396,134
Textiles, Apparel & Luxury Goods – 2.1%
Coach, Inc. (a)	35,400	1,670,880
NIKE, Inc., Class B	28,100	2,935,607
Textiles, Apparel & Luxury Goods Total		4,606,487
Consumer Discretionary Total		17,020,201
Consumer Staples – 3.6%
Beverages – 1.5%
Coca-Cola Co.	52,940	2,471,239
Hansen Natural Corp. (a)	26,900	941,500
Beverages Total		3,412,739
Household Products – 0.9%
Colgate-Palmolive Co.	28,430	1,915,045
Household Products Total		1,915,045
Personal Products – 0.6%
Herbalife Ltd. (a)	32,600	1,227,390
Personal Products Total		1,227,390
Tobacco – 0.6%
Altria Group, Inc.	15,300	1,289,484
Tobacco Total		1,289,484
Consumer Staples Total		7,844,658
Energy – 4.8%
Energy Equipment & Services – 1.6%
Halliburton Co.	58,100	1,794,128
Transocean, Inc. (a)	10,610	813,575

	Shares	Value ($)
Weatherford International Ltd. (a)	24,000	963,600
Energy Equipment & Services Total		3,571,303
Oil, Gas & Consumable Fuels – 3.2%
Anadarko Petroleum Corp.	28,000	1,126,440
Apache Corp.	27,300	1,870,869
ConocoPhillips	34,700	2,270,074
Devon Energy Corp.	27,370	1,798,483
Oil, Gas & Consumable Fuels Total		7,065,866
Energy Total		10,637,169
Financials – 13.2%
Capital Markets – 0.7%
Charles Schwab Corp.	80,200	1,482,096
Capital Markets Total		1,482,096
Commercial Banks – 1.3%
Wachovia Corp.	52,200	2,890,314
Commercial Banks Total		2,890,314
Consumer Finance – 0.8%
American Express Co.	30,805	1,751,881
Consumer Finance Total		1,751,881
Diversified Financial Services – 4.3%
Citigroup, Inc.	102,133	5,147,503
JPMorgan Chase & Co.	89,480	4,420,312
Diversified Financial Services Total		9,567,815
Insurance – 4.8%
Ambac Financial Group, Inc.	20,200	1,770,328
American International Group, Inc.	47,150	3,163,765
Berkshire Hathaway, Inc., Class B (a)	976	3,438,448
UnumProvident Corp.	102,400	2,192,384
Insurance Total		10,564,925
Thrifts & Mortgage Finance – 1.3%
Washington Mutual, Inc.	69,500	2,994,060
Thrifts & Mortgage Finance Total		2,994,060
Financials Total		29,251,091
Health Care – 12.7%
Biotechnology – 1.7%
Amgen, Inc. (a)	13,200	848,232
Genentech, Inc. (a)	17,200	1,451,164
MedImmune, Inc. (a)	43,930	1,401,806
Biotechnology Total		3,701,202
Health Care Equipment & Supplies – 3.5%
Baxter International, Inc.	36,800	1,840,368

See Accompanying Notes to Financial Statements.

Columbia Balanced Fund

February 28, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Medtronic, Inc.	31,200	1,571,232
Stryker Corp.	32,400	2,009,448
Zimmer Holdings, Inc. (a)	28,300	2,386,539
Health Care Equipment & Supplies Total		7,807,587
Health Care Providers & Services – 3.2%
Cardinal Health, Inc.	32,950	2,309,465
McKesson Corp.	43,030	2,399,353
UnitedHealth Group, Inc.	44,500	2,322,900
Health Care Providers & Services Total		7,031,718
Life Sciences Tools & Services – 0.6%
Thermo Fisher Scientific, Inc. (a)	28,630	1,296,080
Life Sciences Tools & Services Total		1,296,080
Pharmaceuticals – 3.7%
Abbott Laboratories	68,799	3,757,801
Endo Pharmaceuticals Holdings, Inc. (a)	44,100	1,376,361
Johnson & Johnson	26,300	1,658,215
Warner Chilcott Ltd. (a)	102,705	1,528,251
Pharmaceuticals Total		8,320,628
Health Care Total		28,157,215
Industrials – 6.9%
Aerospace & Defense – 0.7%
Honeywell International, Inc.	34,490	1,601,715
Aerospace & Defense Total		1,601,715
Airlines – 0.3%
UAL Corp. (a)	15,900	635,841
Airlines Total		635,841
Industrial Conglomerates – 2.8%
General Electric Co.	127,700	4,459,284
Tyco International Ltd.	58,000	1,788,140
Industrial Conglomerates Total		6,247,424
Machinery – 1.3%
Caterpillar, Inc.	28,600	1,842,412
Dover Corp.	20,815	994,749
Machinery Total		2,837,161
Road & Rail – 1.8%
Avis Budget Group, Inc. (a)	58,100	1,544,879
Union Pacific Corp.	25,060	2,471,668
Road & Rail Total		4,016,547
Industrials Total		15,338,688
Information Technology – 11.3%
Communications Equipment – 2.7%
Alcatel-Lucent, ADR	103,400	1,326,622

	Shares	Value ($)
Cisco Systems, Inc. (a)	125,050	3,243,797
QUALCOMM, Inc.	35,200	1,417,856
Communications Equipment Total		5,988,275
Computers & Peripherals – 0.8%
Hewlett-Packard Co.	46,800	1,842,984
Computers & Peripherals Total		1,842,984
Internet Software & Services – 2.8%
eBay, Inc. (a)	118,100	3,786,286
VeriSign, Inc. (a)	62,600	1,583,780
Yahoo!, Inc. (a)	23,800	734,468
Internet Software & Services Total		6,104,534
IT Services – 0.6%
CheckFree Corp. (a)	38,000	1,440,960
IT Services Total		1,440,960
Semiconductors & Semiconductor Equipment – 1.2%
Broadcom Corp., Class A (a)	17,780	606,120
Intersil Corp., Class A	27,700	732,665
Texas Instruments, Inc.	39,200	1,213,632
Semiconductors & Semiconductor Equipment Total		2,552,417
Software – 3.2%
Microsoft Corp.	191,390	5,391,457
Oracle Corp. (a)	103,575	1,701,737
Software Total		7,093,194
Information Technology Total		25,022,364
Telecommunication Services – 1.0%
Diversified Telecommunication Services – 0.5%
Verizon Communications, Inc.	28,500	1,066,755
Diversified Telecommunication Services Total		1,066,755
Wireless Telecommunication Services – 0.5%
Sprint Nextel Corp.	57,200	1,102,816
Wireless Telecommunication Services Total		1,102,816
Telecommunication Services Total		2,169,571
Total Common Stocks (Cost of $115,973,962)		135,440,957

See Accompanying Notes to Financial Statements.

Columbia Balanced Fund

February 28, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 11.6%

	Par ($)	Value ($)
Basic Materials – 0.4%
Chemicals – 0.1%
Huntsman International LLC
7.875% 11/15/14 (b)	100,000	103,500
Lyondell Chemical Co.
8.000% 09/15/14	15,000	15,787
8.250% 09/15/16	85,000	91,375
Chemicals Total		210,662
Forest Products & Paper – 0.2%
Georgia-Pacific Corp.
8.000% 01/15/24	100,000	102,000
Weyerhaeuser Co.
7.375% 03/15/32	225,000	245,740
Forest Products & Paper Total		347,740
Metals & Mining – 0.1%
Vale Overseas Ltd.
6.250% 01/23/17	200,000	205,592
Metals & Mining Total		205,592
Basic Materials Total		763,994
Communications – 1.8%
Media – 0.8%
Charter Communications Holdings II LLC/Charter Communications Holdings II/ Capital Corp.
10.250% 09/15/10	100,000	105,250
Comcast Corp.
7.050% 03/15/33	375,000	419,526
CSC Holdings, Inc.
7.625% 04/01/11	105,000	107,888
EchoStar DBS Corp.
6.625% 10/01/14	95,000	95,950
Lamar Media Corp.
7.250% 01/01/13	100,000	101,500
News America, Inc.
6.550% 03/15/33	275,000	291,406
Quebecor Media, Inc.
7.750% 03/15/16	100,000	102,500
R.H. Donnelley, Inc.
10.875% 12/15/12	115,000	124,775
Sinclair Broadcast Group, Inc.
8.000% 03/15/12	100,000	103,000
Time Warner, Inc.
6.625% 05/15/29	425,000	445,462
Media Total		1,897,257

	Par ($)	Value ($)
Telecommunication Services – 1.0%
AT & T, Inc.
5.100% 09/15/14	225,000	221,520
Citizens Communications Co.
7.875% 01/15/27(b)	120,000	125,100
Dobson Cellular Systems, Inc.
9.875% 11/01/12	100,000	108,750
Embarq Corp.
7.995% 06/01/36	10,000	10,618
Intelsat Bermuda Ltd.
9.250% 06/15/16 (b)	100,000	110,500
Lucent Technologies, Inc.
6.450% 03/15/29	105,000	95,550
New Cingular Wireless Services, Inc.
8.750% 03/01/31	200,000	265,985
Qwest Corp.
8.875% 03/15/12	100,000	110,500
Sprint Capital Corp.
6.875% 11/15/28	200,000	203,923
Telecom Italia Capital SA
7.200% 07/18/36	200,000	215,158
Telefonica Emisones SAU
5.984% 06/20/11	300,000	308,289
Vodafone Group PLC
5.000% 12/16/13	300,000	293,870
Windstream Corp.
8.625% 08/01/16	100,000	109,500
Telecommunication Services Total		2,179,263
Communications Total		4,076,520
Consumer Cyclical – 0.9%
Apparel – 0.0%
Levi Strauss & Co.
9.750% 01/15/15	90,000	99,000
Apparel Total		99,000
Auto Manufacturers – 0.1%
DaimlerChrysler NA Holding Corp.
8.500% 01/18/31	230,000	287,337
Auto Manufacturers Total		287,337
Auto Parts & Equipment – 0.1%
Goodyear Tire & Rubber Co.
9.000% 07/01/15	100,000	108,625
Auto Parts & Equipment Total		108,625
Home Builders – 0.2%
D.R. Horton, Inc.
5.625% 09/15/14	275,000	270,852
K. Hovnanian Enterprises, Inc.
6.000% 01/15/10	25,000	24,375
6.375% 12/15/14	25,000	23,688

See Accompanying Notes to Financial Statements.

Columbia Balanced Fund

February 28, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
KB Home
5.875% 01/15/15	60,000	56,476
Home Builders Total		375,391
Leisure Time – 0.0%
Royal Caribbean Cruises Ltd.
6.875% 12/01/13	50,000	51,541
Leisure Time Total		51,541
Lodging – 0.2%
Harrah's Operating Co., Inc.
5.625% 06/01/15	225,000	194,625
MGM Mirage
7.625% 01/15/17	100,000	101,250
Station Casinos, Inc.
6.875% 03/01/16	110,000	102,163
Wynn Las Vegas LLC
6.625% 12/01/14	70,000	69,300
Lodging Total		467,338
Retail – 0.3%
AmeriGas Partners LP
7.125% 05/20/16	50,000	50,250
AutoNation, Inc.
7.360% 04/15/13 (c)	5,000	5,075
Costco Wholesale Corp.
5.300% 03/15/12	200,000	202,539
Couche-Tard US LP
7.500% 12/15/13	100,000	102,500
Wal-Mart Stores, Inc.
4.125% 07/01/10	300,000	292,779
Retail Total		653,143
Consumer Cyclical Total		2,042,375
Consumer Non-Cyclical – 1.0%
Beverages – 0.1%
Cott Beverages, Inc.
8.000% 12/15/11	100,000	102,375
Beverages Total		102,375
Commercial Services – 0.1%
Ashtead Capital, Inc.
9.000% 08/15/16 (b)	25,000	27,000
Iron Mountain, Inc.
7.750% 01/15/15	100,000	102,250
United Rentals North America, Inc.
7.750% 11/15/13	100,000	102,250
Commercial Services Total		231,500
Food – 0.2%
Kroger Co.
6.200% 06/15/12	400,000	414,912
Food Total		414,912

	Par ($)	Value ($)
Healthcare Services – 0.4%
Aetna, Inc.
6.625% 06/15/36	300,000	331,510
HCA, Inc.
9.250% 11/15/16 (b)	25,000	26,781
PIK,
9.625% 11/15/16 (b)	75,000	81,000
Tenet Healthcare Corp.
9.875% 07/01/14	100,000	101,750
Triad Hospitals, Inc.
7.000% 05/15/12	25,000	25,813
WellPoint, Inc.
6.800% 08/01/12	300,000	320,523
Healthcare Services Total		887,377
Household Products/Wares – 0.2%
American Greetings Corp.
7.375% 06/01/16	100,000	103,375
Fortune Brands, Inc.
5.375% 01/15/16	300,000	291,846
Household Products/Wares Total		395,221
Pharmaceuticals – 0.0%
Omnicare, Inc.
6.750% 12/15/13	100,000	99,000
Pharmaceuticals Total		99,000
Consumer Non-Cyclical Total		2,130,385
Energy – 1.0%
Coal – 0.1%
Peabody Energy Corp.
6.875% 03/15/13	120,000	121,500
Coal Total		121,500
Oil & Gas – 0.6%
Anadarko Petroleum Corp.
6.450% 09/15/36	150,000	152,793
Chesapeake Energy Corp.
6.375% 06/15/15	100,000	99,250
Devon Financing Corp., ULC
7.875% 09/30/31	250,000	305,739
Marathon Oil Corp.
6.800% 03/15/32	300,000	340,648
Nexen, Inc.
5.875% 03/10/35	225,000	218,504
Valero Energy Corp.
6.875% 04/15/12	275,000	294,258
Oil & Gas Total		1,411,192
Pipelines – 0.3%
El Paso Performance-Linked Trust
7.750% 07/15/11 (b)	100,000	106,250

See Accompanying Notes to Financial Statements.

Columbia Balanced Fund

February 28, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Energy Transfer Partners LP
6.625% 10/15/36	200,000	211,165
MarkWest Energy Partners LP
8.500% 07/15/16	100,000	103,750
Plains All American Pipeline LP
6.650% 01/15/37 (b)	225,000	236,386
Williams Companies, Inc.
6.375% 10/01/10 (b)	45,000	45,619
8.125% 03/15/12	60,000	65,100
Pipelines Total		768,270
Energy Total		2,300,962
Financials – 4.7%
Banks – 1.4%
Capital One Bank
4.875% 05/15/08	325,000	323,377
Marshall & Ilsley Corp.
4.375% 08/01/09	700,000	690,302
PNC Funding Corp.
5.625% 02/01/17	240,000	244,106
SunTrust Preferred Capital I
5.853% 12/15/11 (c)	200,000	204,061
U.S. Bank NA
6.375% 08/01/11	600,000	629,822
Wachovia Corp.
4.875% 02/15/14	300,000	293,197
Wells Fargo & Co.
5.125% 09/01/12	600,000	603,063
Banks Total		2,987,928
Diversified Financial Services – 2.7%
AGFC Capital Trust I
6.000% 01/15/67 (b)(c)	280,000	282,421
American General Finance Corp.
5.375% 09/01/09	375,000	377,238
Ameriprise Financial, Inc.
7.518% 06/01/66 (c)	200,000	219,600
CIT Group, Inc.
6.100% 03/15/67 (c)	100,000	99,983
Citigroup, Inc.
5.000% 09/15/14	700,000	687,207
Countrywide Home Loans, Inc.
4.125% 09/15/09	300,000	292,598
Ford Motor Credit Co.
7.375% 02/01/11	100,000	99,436
General Electric Capital Corp.
5.000% 01/08/16	650,000	641,143
GMAC LLC
8.000% 11/01/31	85,000	93,727
Goldman Sachs Group, Inc.
6.345% 02/15/34	370,000	377,945

	Par ($)	Value ($)
HSBC Finance Corp.
5.000% 06/30/15	650,000	634,830
JPMorgan Chase Capital XVIII
6.950% 08/17/36	425,000	464,138
Lehman Brothers Holdings, Inc.
5.750% 07/18/11	600,000	615,271
Merrill Lynch & Co., Inc.
4.125% 01/15/09	500,000	491,583
Morgan Stanley
4.750% 04/01/14	400,000	383,593
SLM Corp.
5.375% 05/15/14	225,000	225,695
Diversified Financial Services Total		5,986,408
Insurance – 0.2%
AMBAC Financial Group, Inc.
6.150% 02/15/37 (c)	135,000	134,242
Genworth Financial, Inc.
6.150% 11/15/66 (c)	150,000	150,831
Metlife, Inc.
6.400% 12/15/36	205,000	208,801
Insurance Total		493,874
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.
6.450% 06/25/12	250,000	259,268
Simon Property Group LP
5.750% 12/01/15	250,000	257,060
Real Estate Investment Trusts (REITs) Total		516,328
Savings & Loans – 0.2%
Washington Mutual, Inc.
4.200% 01/15/10	430,000	420,331
Savings & Loans Total		420,331
Financials Total		10,404,869
Industrials – 0.8%
Aerospace & Defense – 0.2%
L-3 Communications Corp.
6.375% 10/15/15	90,000	89,550
Lockheed Martin Corp.
6.150% 09/01/36	225,000	243,103
Aerospace & Defense Total		332,653
Environmental Control – 0.0%
Allied Waste North America, Inc.
7.125% 05/15/16	100,000	101,625
Environmental Control Total		101,625
Miscellaneous Manufacturing – 0.0%
Bombardier, Inc.
6.300% 05/01/14 (b)	105,000	100,538
Miscellaneous Manufacturing Total		100,538

See Accompanying Notes to Financial Statements.

Columbia Balanced Fund

February 28, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Packaging & Containers – 0.1%
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	100,000	104,500
Owens-Illinois, Inc.
7.500% 05/15/10	100,000	102,500
Packaging & Containers Total		207,000
Transportation – 0.5%
Canadian National Railway Co.
7.195% 01/02/16	490,595	555,520
Union Pacific Corp.
3.875% 02/15/09	500,000	488,437
Transportation Total		1,043,957
Industrials Total		1,785,773
Technology – 0.1%
Semiconductors – 0.1%
Freescale Semiconductor, Inc.
10.125% 12/15/16 (b)	10,000	10,237
PIK,
9.125% 12/15/14 (b)	100,000	101,375
Semiconductors Total		111,612
Technology Total		111,612
Utilities – 0.9%
Electric – 0.8%
AES Corp.
7.750% 03/01/14	95,000	99,513
CenterPoint Energy Houston Electric LLC
5.750% 01/15/14	250,000	254,198
CMS Energy Corp.
6.875% 12/15/15	20,000	20,850
8.500% 04/15/11	10,000	10,850
Commonwealth Edison Co.
5.950% 08/15/16	325,000	332,716
Indiana Michigan Power Co.
5.650% 12/01/15	275,000	277,198
Nevada Power Co.
6.500% 04/15/12	30,000	31,327
NRG Energy, Inc.
7.250% 02/01/14	15,000	15,300
7.375% 02/01/16	85,000	86,700
Progress Energy, Inc.
7.750% 03/01/31	250,000	307,802
Southern California Edison Co.
5.000% 01/15/14	275,000	271,811
Electric Total		1,708,265

	Par ($)	Value ($)
Gas – 0.1%
Sempra Energy
4.750% 05/15/09	375,000	371,867
Gas Total		371,867
Utilities Total		2,080,132
Total Corporate Fixed-Income Bonds & Notes (Cost of $24,987,518)		25,696,622
Mortgage-Backed Securities – 9.3%
Federal Home Loan Mortgage Corp.
5.500% 12/01/18	1,222,617	1,227,712
5.500% 07/01/19	310,470	311,499
5.500% 07/01/21	2,182,914	2,187,253
5.500% 08/01/21	6,513,146	6,526,091
5.500% 08/01/35	1,506,122	1,495,938
6.000% 03/01/17	92,722	94,286
6.000% 04/01/17	586,717	596,618
6.000% 05/01/17	298,931	303,975
6.000% 08/01/17	183,132	186,223
6.000% 10/01/36	219,524	221,572
6.500% 08/01/32	178,391	183,109
Federal National Mortgage Association
5.000% 02/01/37	239,000	232,013
5.500% 04/01/36	2,293,968	2,275,755
5.500% 05/01/36	85,876	85,194
5.500% 11/01/36	3,074,093	3,049,686
5.821% 07/01/32 (c)	613,691	618,298
6.000% 09/01/36	727,244	733,576
Government National Mortgage Association
7.000% 10/15/31	72,667	75,666
7.000% 04/15/32	70,983	73,781
7.000% 05/15/32	93,964	97,668
Total Mortgage-Backed Securities (Cost of $20,390,290)		20,575,913
Collateralized Mortgage Obligations – 7.4%
Agency – 6.2%
Federal Home Loan Mortgage Corp.
4.000% 09/15/15	2,945,731	2,886,078
4.000% 10/15/18	1,900,000	1,760,755
4.500% 03/15/18	2,920,000	2,871,440
4.500% 10/15/18	1,521,744	1,506,328
4.500% 02/15/27	630,000	622,644
4.500% 08/15/28	720,000	705,675

See Accompanying Notes to Financial Statements.

Columbia Balanced Fund

February 28, 2007 (Unaudited)

Collateralized Mortgage Obligations (continued)

	Par ($)	Value ($)
Federal National Mortgage Association
4.500% 11/25/14	630,000	623,762
6.000% 04/25/32	2,600,000	2,668,854
Agency Total		13,645,536
Non-Agency – 1.2%
Bear Stearns Asset Backed Securities, Inc.
5.000% 01/25/34	1,092,679	1,079,671
SACO I, Inc.
0.010% 09/25/24 (c)	14,168	13,389
Structured Asset Securities Corp.
5.500% 05/25/33	679,480	671,675
5.500% 07/25/33	989,799	986,447
Non-Agency Total		2,751,182
Total Collateralized Mortgage Obligations (Cost of $16,549,798)		16,396,718
Government & Agency Obligations – 5.6%
Foreign Government Obligations – 0.6%
Province of Ontario
3.500% 09/17/07	1,000,000	990,395
United Mexican States
7.500% 04/08/33	250,000	295,750
Foreign Government Obligations Total		1,286,145
U.S. Government Agencies – 1.8%
Federal Home Loan Bank
5.125% 10/19/16	700,000	711,098
Federal Home Loan Mortgage Corp.
6.625% 09/15/09	760,000	792,077
Federal National Mortgage Association
5.250% 08/01/12	2,400,000	2,432,119
U.S. Government Agencies Total		3,935,294
U.S. Government Obligations – 3.2%
U.S. Treasury Bonds
6.250% 08/15/23	840,000	979,978
7.250% 05/15/16	670,000	802,874
U.S. Treasury Inflation Indexed Bonds
2.500% 07/15/16	1,418,864	1,458,770
U.S. Treasury Notes
3.875% 02/15/13	4,020,000	3,890,448
U.S. Government Obligations Total		7,132,070
Total Government & Agency Obligations (Cost of $12,262,023)		12,353,509

	Par ($)	Value ($)
Commercial Mortgage-Backed Securities – 2.5%
Bear Stearns Commercial Mortgage Securities
5.449% 12/11/40 (c)	500,000	504,168
5.458% 03/11/39 (c)	760,000	773,292
JP Morgan Chase Commercial Mortgage Securities Corp.
5.447% 06/12/47	791,000	799,772
Morgan Stanley Capital I
5.370% 12/15/43	1,053,000	1,055,507
Nationslink Funding Corp.
6.888% 11/10/30	2,478,027	2,486,039
Total Commercial Mortgage-Backed Securities (Cost of $5,625,607)		5,618,778
Asset-Backed Securities – 1.3%
Cityscape Home Equity Loan Trust
7.410% 05/25/28	416,187	414,749
First Alliance Mortgage Loan Trust
7.340% 06/20/27	84,008	83,797
IMC Home Equity Loan Trust
7.310% 11/20/28	1,141,573	1,138,394
7.520% 08/20/28	665,720	664,058
Salomon Brothers Mortgage Securities VII
7.150% 06/25/28	650,413	648,307
Total Asset-Backed Securities (Cost of $2,951,750)		2,949,305
Short-Term Obligation – 1.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 02/28/07, due on 03/01/07, at 5.210%, collateralized by a U.S. Treasury Bill maturing 08/02/07, market value of $3,132,800 (repurchase proceeds $3,071,444)	3,071,000	3,071,000
Total Short-Term Obligation (Cost of $3,071,000)		3,071,000
Total Investments – 100.3% (Cost of $201,811,948) (d)		222,102,802
Other Assets & Liabilities, Net – (0.3)%		(676,599)
Net Assets – 100.0%		221,426,203

See Accompanying Notes to Financial Statements.

Columbia Balanced Fund

February 28, 2007 (Unaudited)

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities, which are not illiquid, amounted to $1,356,707, which represents 0.6% of net assets.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2007.

(d)  Cost for federal income tax purposes is $201,876,518.

At February 28, 2007, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Common Stocks	61.2
Corporate Fixed-Income Bonds & Notes	11.6
Mortgage-Backed Securities	9.3
Collateralized Mortgage Obligations	7.4
Government & Agency Obligations	5.6
Commercial Mortgage-Backed Securities	2.5
Asset-Backed Securities	1.3
98.9
Short-Term Obligation	1.4
Other Assets & Liabilities, Net	(0.3)
100.0

Acronym	Name
ADR	American Depositary Receipt

PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Oregon Intermediate Municipal Bond Fund

February 28, 2007 (Unaudited)

Municipal Bonds – 100.2%

	Par ($)	Value ($)
Education – 5.9%
Education – 5.9%
OR Facilities Authority
Linfield College Project, Series 2005 A, 5.000% 10/01/20	1,825,000	1,930,668
OR Health Sciences University
Series 1996 A, Insured: MBIA: (a) 07/01/09	1,530,000	1,400,577
(a) 07/01/12	1,315,000	1,069,845
(a) 07/01/14	2,550,000	1,914,872
(a) 07/01/15	4,325,000	3,115,816
(a) 07/01/21	12,515,000	6,943,697
OR Health, Housing, Educational & Cultural Facilities Authority
Linfield College Project, Series 1998 A: 4.650% 10/01/09	555,000	563,231
5.500% 10/01/18	1,000,000	1,029,600
Reed College Project, Series 1995 A, Insured: MBIA 5.100% 07/01/10	900,000	922,410
OR Multnomah County Educational Facilities Authority
University of Portland Project: Series 1997, Insured: AMBAC 5.000% 04/01/11	1,150,000	1,174,196
Series 2000:
5.700% 04/01/15	1,000,000	1,048,490
6.000% 04/01/20	1,000,000	1,057,280
6.000% 04/01/25	500,000	528,940
Education Total		22,699,622
Education Total		22,699,622
Health Care – 8.5%
Continuing Care Retirement – 0.7%
OR Albany Hospital Facility Authority
Mennonite Home Albany, Series 2004 PJ-A: 4.750% 10/01/11	660,000	679,945
5.000% 10/01/12	680,000	711,253

	Par ($)	Value ($)
OR Multnomah County Hospital Facilities Authority
Terwilliger Plaza, Inc., Series 2006 A, 5.250% 12/01/26	1,400,000	1,445,612
Continuing Care Retirement Total		2,836,810
Hospitals – 7.8%
OR Benton County Hospital Facilities Authority
Samaritan Health Services Project, Series 1998: 4.400% 10/01/07	220,000	220,515
4.800% 10/01/11	245,000	250,018
5.200% 10/01/17	2,255,000	2,311,330
OR Clackamas County Hospital Facility Authority
Legacy Health System, IBC, Series 1999, Insured: MBIA 5.500% 02/15/13	495,000	517,572
Legacy Health System: Series 1999: 5.000% 02/15/16	1,010,000	1,044,259
5.500% 02/15/13	5,450,000	5,693,288
5.500% 02/15/14	2,385,000	2,490,894
Series 2001:
4.600% 05/01/10	885,000	907,276
5.250% 05/01/21	4,890,000	5,154,402
5.750% 05/01/12	2,000,000	2,164,060
5.750% 05/01/16	1,500,000	1,617,615
OR Medford Hospital Facilities Authority
Asante Health System, Series 1998 A, Insured: MBIA: 5.250% 08/15/10	485,000	499,293
5.250% 08/15/11	260,000	267,324
OR Multnomah County Hospital Facilities Authority
Providence Health System, Series 2004, 5.250% 10/01/16	2,970,000	3,222,034
OR Salem Hospital Facility Authority
Series 2006 A, 5.000% 08/15/27	3,500,000	3,705,520

See Accompanying Notes to Financial Statements.

Columbia Oregon Intermediate Municipal Bond Fund

February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
OR Umatilla County Hospital Facility Authority
Catholic Health Initiatives, Series 2000 A, 5.750% 12/01/20	285,000	303,841
Hospitals Total		30,369,241
Health Care Total		33,206,051
Housing – 3.6%
Assisted Living/Senior – 0.5%
OR Clackamas County Hospital Facility Authority
Robison Jewish Home Project, Series 2005: 5.000% 10/01/19	1,000,000	1,021,480
5.125% 10/01/24	1,000,000	1,015,230
Assisted Living/Senior Total		2,036,710
Multi-Family – 0.6%
OR Clackamas County Housing Authority
Multi-Family Housing, Easton Ridge, Series 1996 A, 5.800% 12/01/16	2,255,000	2,256,466
Multi-Family Total		2,256,466
Single-Family – 2.5%
OR Housing & Community Services
Department Mortgage Single Family Program:
Series 1991 D, 6.700% 07/01/13	255,000	255,449
Series 1998 A, 4.850% 07/01/10	120,000	122,521
Series 1999 E, 5.375% 07/01/21	2,735,000	2,830,315
Series 1999 M, AMT, 5.800% 07/01/12	135,000	138,872
Series 2000 E, Insured: FHA: 5.700% 07/01/12	440,000	446,112
5.800% 07/01/14	385,000	390,733
6.000% 07/01/20	1,080,000	1,110,315
Series 2001 J, 5.150% 07/01/24	1,605,000	1,653,086
Series 2001 Q: 4.700% 07/01/15	520,000	535,038
4.900% 07/01/17	500,000	516,680

	Par ($)	Value ($)
Series 2006 A,
4.300% 07/01/20	1,475,000	1,500,812
Single-Family Total		9,499,933
Housing Total		13,793,109
Other – 30.1%
Other – 1.3%
OR Health, Housing, Educational & Cultural Facilities Authority
Goodwill Industries Lane County, Series 1998 A, 6.650% 11/15/22(b)	3,515,000	3,570,713
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B, 5.000% 12/01/14	1,200,000	1,286,076
Other Total		4,856,789
Pool/Bond Bank – 0.3%
OR Economic Community Development Department
Series 2000 A, Insured: MBIA 5.375% 01/01/11	1,105,000	1,141,940
Pool/Bond Bank Total		1,141,940
Refunded/Escrowed(c) – 28.5%
OR Board of Higher Education
Lottery Education Project, Series 1999 A:
Pre-refunded 04/01/09, Insured: FSA 5.250% 04/01/13	1,600,000	1,666,864
Pre-refunded 04/01/11, Insured: FSA 5.000% 04/01/14	2,705,000	2,842,549
Series 2001 A, Pre-refunded 08/01/11, 5.250% 08/01/14	1,225,000	1,302,322
OR Clackamas County Hospital Facility Authority
Kaiser Permanente, Series 1998 A, Escrowed to Maturity, 5.375% 04/01/14	7,135,000	7,431,887
Willamette View, Inc. Project, Series 1999 A, Pre-refunded 11/01/09, 6.850% 11/01/15	1,480,000	1,597,897

See Accompanying Notes to Financial Statements.

Columbia Oregon Intermediate Municipal Bond Fund

February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
OR Clackamas County
School District No. 086, Series 2000, Pre-refunded 06/15/10, 6.000% 06/15/16	2,350,000	2,522,983
School District No. 108, Series 2001, Pre-refunded 06/15/11, Insured: FSA 5.375% 06/15/15	1,055,000	1,126,719
School District No. 12, North Clackamas, Series 1998, Pre-refunded 06/01/09, Insured: FGIC: 5.250% 06/01/11	1,000,000	1,034,980
5.250% 06/01/15	2,750,000	2,846,195
School District No. 7J, Lake Oswega, Series 2001, Pre-refunded 06/01/11: 5.375% 06/01/15	2,450,000	2,611,161
5.375% 06/01/16	1,295,000	1,380,185
5.375% 06/01/17	2,535,000	2,701,752
OR Coos County
School District No. 13, North Bend, Series 2002, Pre-refunded 06/15/12, Insured: FSA 5.500% 06/15/15	1,765,000	1,919,102
OR Department of Transportation
Highway User Tax, Series 2002 A, Pre-refunded 11/15/12, 5.500% 11/15/16	2,500,000	2,733,750
OR Deschutes County Hospital Facilities Authority
Cascade Health Services, Inc., Series 2002, Pre-refunded 01/01/12: 5.500% 01/01/22	2,000,000	2,154,460
5.600% 01/01/27	5,550,000	6,002,991
5.600% 01/01/32	2,000,000	2,163,240
OR Deschutes County
Certificates of Participation, Series 1998 A, Pre-refunded 06/01/09, 5.050% 06/01/17	420,000	432,613

	Par ($)	Value ($)
School District No. 1, Series 2001 A, Pre-refunded 06/15/11, Insured: FSA 5.500% 06/15/18	1,000,000	1,072,900
OR Jackson County
School District No. 4, Phoenix-Talent, Series 2001, Pre-refunded 06/15/11, Insured: FSA 5.500% 06/15/16	1,000,000	1,072,900
School District No. 9, Eagle Point, Series 2000, Pre-refunded 06/15/11, 5.625% 06/15/15	1,920,000	2,069,434
OR Linn County Community
School District No. 9, Lebanon, Series 2001, Pre-refunded 06/15/13, Insured: FGIC 5.550% 06/15/21	2,000,000	2,210,760
School District No. 9, Series 2001, Pre-refunded 06/15/13, Insured: FGIC 5.250% 06/15/15	405,000	440,429
OR Medford Hospital Facilities Authority
Asante Health System, Series 1998 A, Pre-refunded 08/15/08, Insured: MBIA 5.250% 08/15/11	540,000	557,323
OR Multnomah County
Certificates of Participation, Series 1998, Pre-refunded 08/01/08, 4.550% 08/01/10	235,000	240,236
School District No. 40, Series 2001, Pre-refunded 12/01/10, Insured: FSA 5.000% 12/01/14	1,790,000	1,875,974
School District No. 7, Reynolds, Series 2000, Pre-refunded 06/15/11: 5.625% 06/15/14	2,670,000	2,877,806
5.625% 06/15/17	1,000,000	1,077,830

See Accompanying Notes to Financial Statements.

Columbia Oregon Intermediate Municipal Bond Fund

February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
OR Multnomah-Clackamas Counties
Centennial School District No. 28-302, Series 2001, Pre-refunded 06/15/11, Insured: FGIC: 5.375% 06/15/16	2,055,000	2,194,699
5.375% 06/15/17	2,280,000	2,434,994
5.375% 06/15/18	2,490,000	2,659,270
OR North Clackamas Parks & Recreation District Facilities
Series 1993, Escrowed to Maturity, 5.700% 04/01/13	2,625,000	2,782,001
OR Northern Oregon Corrections
Series 1997, Pre-refunded 09/15/07, Insured: AMBAC 5.300% 09/15/13	1,000,000	1,009,060
OR Portland Community College District
Series 2001 A, Pre-refunded 06/01/11: 5.375% 06/01/14	1,925,000	2,054,745
5.375% 06/01/16	2,705,000	2,887,317
5.375% 06/01/17	2,540,000	2,711,196
OR Powell Valley Water District
Series 2000, Pre-refunded 08/01/09, 6.000% 02/01/15	620,000	652,947
OR Salem Water & Sewer
Series 2000, Pre-refunded 06/01/10, Insured: FSA 5.300% 06/01/15	1,500,000	1,577,175
OR Tri-County Metropolitan Transportation District
Series 1999 1, Pre-refunded 06/01/09, 5.400% 06/01/19	4,200,000	4,396,392
OR Umatilla County Hospital Facility Authority
Catholic Health Initiatives, Series 2000 A, Escrowed to Maturity: 5.750% 12/01/20	245,000	263,147
6.000% 12/01/30	4,825,000	5,203,666

	Par ($)	Value ($)
OR Washington & Clackamas Counties
School District No. 23J, Tigard, Series 2002, Pre-refunded 06/15/12, Insured: MBIA 5.375% 06/15/17	1,500,000	1,622,025
OR Washington County
School District No. 15, Forest Grove, Series 2001, Pre-refunded 06/15/11, Insured: FSA: 5.375% 06/15/13	2,070,000	2,210,719
5.375% 06/15/15	2,515,000	2,685,970
School District No. 48J, Beaverton: Series 1998, Pre-refunded 08/01/08, 5.250% 08/01/10	1,150,000	1,175,772
Series 1999, Pre-refunded 06/01/09, Insured: FGIC 5.100% 06/01/12	500,000	515,880
Series 2001, Pre-refunded 01/01/11: 5.125% 01/01/14	2,000,000	2,104,760
5.125% 01/01/17	1,820,000	1,915,332
5.125% 01/01/18	2,260,000	2,378,379
Series 2001, Pre-refunded 06/01/11, 5.500% 06/01/16	2,785,000	2,986,328
OR Washington, Multnomah & Yamhill Counties
School District No. 1J, Series 1999, Pre-refunded 06/01/09, 5.250% 06/01/14	500,000	517,490
OR Yamhill County
School District No. 029J, Series 2002, Pre-refunded 06/15/12, Insured: MBIA 5.250% 06/15/16	2,535,000	2,726,088
VI Virgin Islands Public Finance Authority
Series 1989 A, Escrowed to Maturity, 7.300% 10/01/18	1,185,000	1,467,314
Refunded/Escrowed Total		111,099,908
Other Total		117,098,637

See Accompanying Notes to Financial Statements.

Columbia Oregon Intermediate Municipal Bond Fund

February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Other Revenue – 1.9%
Recreation – 1.9%
OR Board of Higher Education
Lottery Education Project: Series 1999 B, Insured: FSA 5.250% 04/01/15	1,315,000	1,366,443
Series 2003 A, Insured: FSA: 5.000% 04/01/14	1,830,000	1,971,294
5.250% 04/01/11	4,000,000	4,159,760
Recreation Total		7,497,497
Other Revenue Total		7,497,497
Tax-Backed – 40.0%
Local Appropriated – 0.5%
OR Deschutes & Jefferson County
School District No. 02J, Series 2004 B, Insured: FGIC (a) 06/15/22	2,335,000	1,245,676
OR Multnomah County
Certificates of Participation, Series 1998, 4.550% 08/01/10	765,000	780,108
Local Appropriated Total		2,025,784
Local General Obligations – 22.7%
OR Aurora
Series 1999, 5.600% 06/01/24	1,205,000	1,253,164
OR Bend Municipal Airport Project
Series 1999 B, AMT, 5.375% 06/01/13	150,000	154,434
OR Benton & Linn Counties
School District No. 509J, Corvallis, Series 2003, Insured: FSA 5.000% 06/01/17	2,665,000	2,838,438
OR Canyonville South Umpqua Rural Fire District
Series 2001, 5.400% 07/01/31	610,000	618,522
OR Clackamas & Washington Counties
School District No. 003JT, Series 2003, Insured: FGIC (a) 06/15/17	4,000,000	2,653,160

	Par ($)	Value ($)
OR Clackamas Community College
Series 2001, Insured: FGIC 5.250% 06/15/15	1,500,000	1,588,455
OR Clackamas County
School District No. 007J, Lake Oswego, Series 2005, Insured: FSA 5.250% 06/01/21	2,000,000	2,288,320
School District No. 108, Estacada, Series 2005, Insured: FSA 5.500% 06/15/25	2,485,000	2,983,267
School District No. 115, Series 2006 A, Insured: MBIA: (a) 06/15/25	2,250,000	988,335
(a) 06/15/26	2,610,000	1,092,494
Series 2007, Insured: MBIA 4.125% 06/01/27	2,000,000	1,990,380
OR Columbia County
School District No. 502, Deferred Interest, Series 1999, Insured: FGIC: (a) 06/01/13	1,685,000	1,320,754
(a) 06/01/14	1,025,000	772,204
OR Coos Bay
Series 2000, 4.900% 09/01/07	525,000	528,250
OR Crook County
School District, Series 2002, Insured: FSA 5.000% 02/01/14	2,860,000	3,023,277
OR Jackson County
School District No. 009, Series 2005, Insured: MBIA: 5.500% 06/15/20	1,000,000	1,166,990
5.500% 06/15/21	1,410,000	1,655,368
School District No. 6, Central Point, Series 2000, 6.000% 06/15/09	1,090,000	1,146,626

See Accompanying Notes to Financial Statements.

Columbia Oregon Intermediate Municipal Bond Fund

February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
OR Jefferson County
School District No. 509J, Madras School District, Series 2002, Insured: FGIC 5.250% 06/15/18	1,075,000	1,149,089
OR Josephine County
Unit School District, Three Rivers, Series 2005, Insured: FGIC: 5.000% 12/15/15	1,000,000	1,094,530
5.000% 12/15/16	1,000,000	1,100,870
OR Lane County
School District No. 19, Springfield: Series 1997, Insured: FGIC: 6.000% 10/15/12	1,740,000	1,944,450
6.000% 10/15/14	1,310,000	1,509,028
Series 2006, Insured: FSA (a) 06/15/25	5,160,000	2,265,859
School District No. 4J, Eugene, Series 2002: 5.000% 07/01/12	1,000,000	1,064,930
5.250% 07/01/13	1,000,000	1,089,210
OR Linn Benton Community College
Series 2001, Insured: FGIC (a) 06/15/13	1,000,000	784,580
Series 2002, Insured: FGIC (a) 06/15/14	1,000,000	753,850
OR Linn County
Community School District No. 9, Lebanon, Series 2001, Insured: FGIC 5.250% 06/15/15	305,000	330,077
OR Madras Aquatic Center District
Series 2005, 5.000% 06/01/22	1,695,000	1,783,682
OR Metro
Series 2002, 5.250% 09/01/14	3,130,000	3,341,150

	Par ($)	Value ($)
OR Multnomah-Clackamas Counties
Centennial School District No. 28JT, Series 2006, Insured: AMBAC (a) 06/01/16	2,260,000	1,553,456
OR Portland Limited Tax
Series 2001 B: (a) 06/01/12	1,750,000	1,426,862
(a) 06/01/13	1,500,000	1,174,305
(a) 06/01/16	3,500,000	2,424,730
(a) 06/01/18	4,000,000	2,544,120
(a) 06/01/19	4,000,000	2,435,080
(a) 06/01/20	4,000,000	2,332,400
OR Rogue Community College District
Series 2005, Insured: MBIA: 5.000% 06/15/15	1,015,000	1,108,553
5.000% 06/15/16	1,050,000	1,144,427
5.000% 06/15/17	1,255,000	1,365,063
OR Tualatin Hills Park & Recreation District
Series 1998, Insured: FGIC 5.750% 03/01/14	990,000	1,116,235
OR Washington & Clackamas Counties
Deferred Interest, Series 1999 A, (a) 06/01/10	1,520,000	1,331,809
School District No. 23J, Tigard: Series 2000, (a) 06/15/18	2,700,000	1,710,801
Series 2005, Insured: MBIA 5.000% 06/15/21	6,575,000	7,346,182
OR Washington, Clackamas & Yamhill Counties
School District No. 88J, Series 2007 B, 4.500% 06/15/23	8,125,000	8,409,131
OR Washington, Multnomah & Yamhill Counties
School District No. 1J: Series 1998, 5.000% 11/01/13	1,100,000	1,186,537
Series 2006, Insured: MBIA (a) 06/15/25	4,065,000	1,790,511

See Accompanying Notes to Financial Statements.

Columbia Oregon Intermediate Municipal Bond Fund

February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
OR Yamhill County
School District No. 029J, Series 2005, Insured: FGIC 5.500% 06/15/21	1,000,000	1,174,020
School District No. 40, Series 1997, Insured: FGIC 6.000% 06/01/09	500,000	525,550
Local General Obligations Total		88,373,515
Special Property Tax – 6.9%
OR Hood River Urban Renewal Agency
Series 1996, 6.250% 12/15/11	840,000	849,878
OR Lebanon Urban Renewal Agency
Series 1999, 5.625% 06/01/19	1,000,000	1,038,320
Series 2000: 5.750% 06/01/15	1,120,000	1,158,943
6.000% 06/01/20	1,580,000	1,647,182
OR Medford Urban Renewal
Series 1996, 5.875% 09/01/10	500,000	500,805
OR Portland Airport Way Urban Renewal & Redevelopment
Convention Center, Series 2000 A, Insured: AMBAC: 5.750% 06/15/17	1,500,000	1,603,485
5.750% 06/15/18	2,050,000	2,197,354
OR Portland Limited Tax
Series 2003 A, 3.400% 06/01/13	445,000	438,107
OR Portland River District Urban Renewal & Redevelopment
Series 2003 A, Insured: AMBAC: 5.000% 06/15/17	1,500,000	1,598,160
5.000% 06/15/18	3,070,000	3,274,431
5.000% 06/15/20	2,000,000	2,129,720
OR Portland Urban Renewal & Redevelopment
South Park Blocks, Series 2000 A, Insured: AMBAC: 5.750% 06/15/17	2,065,000	2,207,464
5.750% 06/15/19	2,580,000	2,765,451

	Par ($)	Value ($)
OR Redmond Urban Renewal Agency
Downtown Area B, Series 1999: 5.650% 06/01/13	720,000	739,555
5.850% 06/01/19	785,000	807,435
South Airport Industrial Area A, Series 1999, 5.700% 06/01/19	650,000	662,500
OR Seaside Urban Renewal Agency
Greater Seaside Urban Renewal, Series 2001, 5.250% 06/01/15	1,000,000	1,033,560
OR Veneta Urban Renewal Agency
Series 2001: 5.375% 02/15/16	700,000	737,394
5.625% 02/15/21	1,100,000	1,155,594
OR Wilsonville Limited Tax Improvement
Series 1998, 5.000% 12/01/10	110,000	110,355
Special Property Tax Total		26,655,693
State Appropriated – 6.4%
OR Department of Administrative Services
Certificates of Participation: Series 1999 A, Insured: AMBAC: 4.500% 05/01/12	1,020,000	1,042,960
5.000% 05/01/13	4,240,000	4,389,502
5.000% 05/01/14	1,000,000	1,035,260
Series 2002 B, Insured: MBIA 5.250% 05/01/10	840,000	878,875
Series 2002 C, Insured: MBIA: 5.250% 11/01/15	1,000,000	1,067,490
5.250% 11/01/17	5,000,000	5,322,900
Series 2002 E, Insured: FSA 5.000% 11/01/13	1,470,000	1,563,066
Series 2007 A, Insured FGIC: 5.000% 05/01/24	2,630,000	2,859,389
5.000% 05/01/25	2,780,000	3,015,188
5.000% 05/01/26	2,800,000	3,032,008
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A, 5.750% 08/01/27	750,000	807,562
State Appropriated Total		25,014,200

See Accompanying Notes to Financial Statements.

Columbia Oregon Intermediate Municipal Bond Fund

February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
State General Obligations – 3.5%
OR Board of Higher Education
Deferred Interest, Series 2001 A, (a) 08/01/17	1,050,000	692,979
Series 1996 A, (a) 08/01/14	490,000	366,226
Series 2001 A: 5.250% 08/01/14	255,000	270,456
5.250% 08/01/16	780,000	825,318
Series 2004 D, 5.000% 08/01/24	3,620,000	3,862,431
OR Elderly & Disabled Housing
Series 2001 B, 4.950% 08/01/20	985,000	1,016,264
OR State
Series 1980, 9.200% 10/01/08	385,000	417,155
Series 2002 A, 5.250% 10/15/15	1,735,000	1,868,647
OR Veterans Welfare
Series 1980, 8.000% 07/01/08	580,000	612,074
Series 2000 80A, 5.700% 10/01/32	1,535,000	1,545,377
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2004 A, 5.000% 07/01/30	1,000,000	1,044,190
PR Commonwealth of Puerto Rico
Series 2006 A, 5.250% 07/01/23	1,000,000	1,091,690
State General Obligations Total		13,612,807
Tax-Backed Total		155,681,999
Transportation – 1.5%
Airports – 0.5%
OR Eugene Airport
Series 2000, AMT: 5.650% 05/01/07	555,000	556,482
5.700% 05/01/08	515,000	524,445
OR Port of Portland International Airport
Series 1998 12B, Insured: FGIC 5.250% 07/01/12	1,000,000	1,031,940
Airports Total		2,112,867

	Par ($)	Value ($)
Ports – 0.7%
OR Port Morrow
Series 2000, 6.700% 06/01/20	2,000,000	2,005,640
OR Port of St. Helens
Series 1999: 5.600% 08/01/14	315,000	322,226
5.750% 08/01/19	425,000	434,949
Ports Total		2,762,815
Transportation – 0.3%
OR Tri-County Metropolitan Transportation District
Series 2003 A, 5.000% 09/01/15	1,000,000	1,065,580
Transportation Total		1,065,580
Transportation Total		5,941,262
Utilities – 8.7%
Independent Power Producers – 0.5%
OR Western Generation Agency
Series 2006 A: 5.000% 01/01/20	1,000,000	1,040,520
5.000% 01/01/21	1,000,000	1,037,950
Independent Power Producers Total		2,078,470
Investor Owned – 2.2%
OR Port of St. Helens Pollution Control
Portland General Electric Co.: Series 1985 A, 4.800% 04/01/10	5,195,000	5,246,171
Series 1985 B, 4.800% 06/01/10	3,500,000	3,536,120
Investor Owned Total		8,782,291
Municipal Electric – 3.3%
OR Emerald Peoples Utility District
Series 1996, Insured: FGIC: 7.350% 11/01/10	2,160,000	2,426,846
7.350% 11/01/11	2,000,000	2,305,700
7.350% 11/01/12	2,490,000	2,944,226
7.350% 11/01/13	2,675,000	3,245,872
Series 2003 A, Insured: FSA 5.250% 11/01/20	605,000	655,887
OR Eugene Electric Utilities System
Series 2001 B, Insured: FSA 5.250% 08/01/13	1,040,000	1,103,471
Municipal Electric Total		12,682,002

See Accompanying Notes to Financial Statements.

Columbia Oregon Intermediate Municipal Bond Fund

February 28, 2007 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Water & Sewer – 2.7%
OR Myrtle Point Water
Series 2000, 6.000% 12/01/20	510,000	538,167
OR Portland Water Systems Revenue
Series 2006 B, 5.000% 10/01/16	5,330,000	5,846,637
OR Sheridan Water
Series 1998, 5.350% 04/01/18	300,000	303,099
Series 2000: 6.200% 05/01/15	625,000	659,838
6.450% 05/01/20	520,000	551,210
OR Washington County Housing Authority
Clean Water Services Sewer, Series 2004 Lien, Insured: MBIA 5.000% 10/01/13	2,310,000	2,489,764
Water & Sewer Total		10,388,715
Utilities Total		33,931,478
Total Municipal Bonds (Cost of $373,844,056)		389,849,655

Investment Company – 0.0%

	Shares
Dreyfus Tax-Exempt Cash Management Fund	6,536	6,536
Total Investment Company (Cost of $6,536)		6,536

Short-Term Obligations – 0.9%

	Par ($)
Variable Rate Demand Notes (d) – 0.9%
FL Orange County Health Facilities Authority
Series 2007 A-2, Insured: FSA, LOC: Dexia Credit Local 3.660% 10/01/41	400,000	400,000
FL Orange County School Board
Series 2000 B, Insured: AMBAC, SPA: SunTrust Bank N.A. 3.660% 08/01/25	100,000	100,000

	Par ($)	Value ($)
FL Palm Beach County Florida Water & Sewer
Series 1985, SPA: Wachovia Bank N.A. 3.650% 10/01/11	1,700,000	1,700,000
MS Jackson County Pollution Control
Chevron Corp., Series 1993, 3.660% 06/01/23	400,000	400,000
SD Health & Educational Facilities Authority
Rapid City Regional Hospital, Series 2003, Insured: MBIA, SPA: U.S. Bank N.A. 3.640% 09/01/27	100,000	100,000
TX Harris County Health Facilities Development Corp.
Texas Childrens Hospital, Series 1999 B-1, Insured: MBIA, SPA: JPMorgan Chase Bank 3.630% 10/01/29	300,000	300,000
UT Carbon County
Refunding Pacificorp, Series 1994, Insured: AMBAC, LOC: JPMorgan Chase Bank 3.630% 11/01/24	200,000	200,000
WY Uinta County
Chevron Corp., Series 2007, 3.660% 08/15/20	400,000	400,000
Variable Rate Demand Notes Total		3,600,000
Total Short-Term Obligations (Cost of $3,600,000)		3,600,000
Total Investments – 101.1% (Cost of $377,450,592)(e)		393,456,191
Other Assets & Liabilities, Net – (1.1)%		(4,204,873)
Net Assets – 100.0%		$389,251,318

See Accompanying Notes to Financial Statements.

Columbia Oregon Intermediate Municipal Bond Fund

February 28, 2007 (Unaudited)

Notes to Investment Portfolio:

(a)  Zero coupon bond.

(b)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At February 28, 2007, the value of this security amounted to $3,570,713, which represents 0.9% of net assets.

Security	Acquisition Date	Acquisition Cost
OR Health, Housing, Educational & Cultural Facilities Authority, Goodwill Industries Lane County, Series 1998 A, 6.650% 11/15/22	06/17/98	$3,635,000

(c)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at February 28, 2007.

(e)  Cost for federal income tax purposes is $377,278,172.

At February 28, 2007, the composition of the Fund by revenue source is as follows:

Holdings By Revenue Source	% of Net Assets
Tax-Backed	40.0
Other	30.1
Utilities	8.7
Health Care	8.5
Education	5.9
Housing	3.6
Other Revenue	1.9
Transportation	1.5
	100.2
Investment Company	0.0	*
Short-Term Obligations	0.9
Other Assets & Liabilities, Net	(1.1)
	100.0

*  Rounds to less than 0.1%.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

IBC	Insured Bond Certificates

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Conservative High Yield Fund

February 28, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 96.9%

	Par ($)	Value ($)
Basic Materials – 6.3%
Chemicals – 3.3%
Agricultural Chemicals – 0.6%
Mosaic Co.
7.375% 12/01/14 (a)	1,215,000	1,254,487
7.625% 12/01/16 (a)	4,440,000	4,628,700
		5,883,187
Chemicals-Diversified – 1.7%
EquiStar Chemicals LP
10.625% 05/01/11	675,000	713,813
Huntsman International LLC
6.875% 11/15/13 (a)	1,975,000	2,692,025
7.875% 11/15/14 (a)	2,815,000	2,913,525
Lyondell Chemical Co.
8.000% 09/15/14	2,615,000	2,752,287
8.250% 09/15/16	3,740,000	4,020,500
NOVA Chemicals Corp.
6.500% 01/15/12	4,070,000	3,866,500
		16,958,650
Chemicals-Specialty – 1.0%
Chemtura Corp.
6.875% 06/01/16	4,600,000	4,462,000
Nalco Co.
7.750% 11/15/11	4,830,000	4,986,975
		9,448,975
Chemicals Total		32,290,812
Forest Products & Paper – 1.3%
Paper & Related Products – 1.3%
Boise Cascade LLC
7.125% 10/15/14	2,465,000	2,415,700
Cascades, Inc.
7.250% 02/15/13	2,635,000	2,661,350
Domtar, Inc.
7.125% 08/15/15	3,415,000	3,427,806
Georgia-Pacific Corp.
8.000% 01/15/24	4,320,000	4,406,400
		12,911,256
Forest Products & Paper Total		12,911,256
Iron/Steel – 1.0%
Steel-Producers – 1.0%
Russel Metals, Inc.
6.375% 03/01/14	6,410,000	6,185,650

	Par ($)	Value ($)
United States Steel Corp.
9.750% 05/15/10	4,055,000	4,283,094
		10,468,744
Iron/Steel Total		10,468,744
Metals & Mining – 0.7%
Diversified Minerals – 0.7%
FMG Finance Ltd.
10.625% 09/01/16 (a)	5,810,000	6,681,500
		6,681,500
Metals & Mining Total		6,681,500
Basic Materials Total		62,352,312
Communications – 16.4%
Media – 9.1%
Broadcast Services/Programs – 0.3%
Clear Channel Communications, Inc.
4.900% 05/15/15	2,930,000	2,477,212
		2,477,212
Cable TV – 4.2%
Charter Communications Holdings II LLC
10.250% 09/15/10	4,570,000	4,809,925
CSC Holdings, Inc.
7.625% 04/01/11	4,505,000	4,628,888
DirecTV Holdings LLC
6.375% 06/15/15	6,585,000	6,329,831
8.375% 03/15/13	6,009,000	6,347,006
EchoStar DBS Corp.
6.625% 10/01/14	10,440,000	10,544,400
7.000% 10/01/13	4,000,000	4,110,000
Rogers Cable, Inc.
7.875% 05/01/12	3,815,000	4,186,963
		40,957,013
Multimedia – 1.7%
Lamar Media Corp.
7.250% 01/01/13	12,168,000	12,350,520
Quebecor Media, Inc.
7.750% 03/15/16	4,765,000	4,884,125
		17,234,645
Publishing-Periodicals – 1.8%
Dex Media West LLC
9.875% 08/15/13	3,975,000	4,327,781

See Accompanying Notes to Financial Statements.

Columbia Conservative High Yield Fund

February 28, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
R.H. Donnelley, Inc.
10.875% 12/15/12	12,235,000	13,274,975
		17,602,756
Television – 1.1%
LIN Television Corp.
6.500% 05/15/13	8,025,000	7,824,375
Sinclair Broadcast Group, Inc.
8.000% 03/15/12	2,980,000	3,069,400
		10,893,775
Media Total		89,165,401
Telecommunication Services – 7.3%
Cellular Telecommunications – 1.2%
Nextel Communications, Inc.
7.375% 08/01/15	9,585,000	9,918,759
Rogers Wireless, Inc.
8.000% 12/15/12	2,275,000	2,425,719
		12,344,478
Satellite Telecommunications – 0.4%
Intelsat Bermuda Ltd.
9.250% 06/15/16(a)	3,760,000	4,154,800
		4,154,800
Telecommunication Equipment – 0.7%
Lucent Technologies, Inc.
6.450% 03/15/29	7,325,000	6,665,750
		6,665,750
Telecommunication Services – 0.7%
Embarq Corp.
7.082% 06/01/16	1,790,000	1,850,969
7.995% 06/01/36	1,790,000	1,900,517
Time Warner Telecom Holdings, Inc.
9.250% 02/15/14	3,090,000	3,314,025
		7,065,511
Telephone-Integrated – 4.3%
Cincinnati Bell, Inc.
7.000% 02/15/15	3,440,000	3,427,100
Citizens Communications Co.
7.875% 01/15/27 (a)	4,740,000	4,941,450
Qwest Corp.
7.500% 10/01/14	1,775,000	1,883,719
7.500% 06/15/23	4,890,000	4,957,237
8.875% 03/15/12	14,380,000	15,889,900

	Par ($)	Value ($)
Windstream Corp.
7.000% 03/15/19 (a)	5,405,000	5,425,269
8.625% 08/01/16	4,980,000	5,453,100
		41,977,775
Telecommunication Services Total		72,208,314
Communications Total		161,373,715
Consumer Cyclical – 16.0%
Apparel – 0.5%
Apparel Manufacturers – 0.5%
Phillips-Van Heusen Corp.
7.250% 02/15/11	4,795,000	4,878,913
		4,878,913
Apparel Total		4,878,913
Auto Parts & Equipment – 1.9%
Auto/Truck Parts & Equipment-Original – 1.3%
Accuride Corp.
8.500% 02/01/15	3,555,000	3,599,437
ArvinMeritor, Inc.
8.125% 09/15/15	2,585,000	2,623,775
TRW Automotive, Inc.
9.375% 02/15/13	5,645,000	6,061,319
		12,284,531
Auto/Truck Parts & Equipment-Replacement – 0.3%
Commercial Vehicle Group, Inc.
8.000% 07/01/13	2,965,000	2,987,238
		2,987,238
Rubber-Tires – 0.3%
Goodyear Tire & Rubber Co.
9.000% 07/01/15	1,120,000	1,216,600
Series C,
8.625% 12/01/11 (a)	1,620,000	1,721,250
		2,937,850
Auto Parts & Equipment Total		18,209,619
Entertainment – 2.3%
Gambling (Non-Hotel) – 0.1%
Mohegan Tribal Gaming Authority
6.875% 02/15/15	1,255,000	1,261,275
		1,261,275
Music – 1.0%
Steinway Musical Instruments, Inc.
7.000% 03/01/14 (a)	4,115,000	4,032,700

See Accompanying Notes to Financial Statements.

Columbia Conservative High Yield Fund

February 28, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
WMG Acquisition Corp.
7.375% 04/15/14	6,010,000	5,829,700
		9,862,400
Racetracks – 1.2%
Speedway Motorsports, Inc.
6.750% 06/01/13	11,926,000	11,926,000
		11,926,000
Entertainment Total		23,049,675
Home Builders – 1.6%
Building-Residential/Commercial – 1.6%
K. Hovnanian Enterprises, Inc.
6.000% 01/15/10	2,290,000	2,232,750
6.375% 12/15/14	3,110,000	2,946,725
6.500% 01/15/14	3,025,000	2,896,438
KB Home
5.875% 01/15/15	8,425,000	7,930,233
		16,006,146
Home Builders Total		16,006,146
Home Furnishings – 0.5%
Home Furnishings – 0.5%
Sealy Mattress Co.
8.250% 06/15/14	4,835,000	5,100,925
		5,100,925
Home Furnishings Total		5,100,925
Leisure Time – 0.9%
Cruise Lines – 0.6%
Royal Caribbean Cruises Ltd.
6.875% 12/01/13	5,775,000	5,953,026
		5,953,026
Leisure & Recreational Products – 0.3%
K2, Inc.
7.375% 07/01/14	2,450,000	2,474,500
		2,474,500
Leisure Time Total		8,427,526
Lodging – 5.3%
Casino Hotels – 5.3%
Caesars Entertainment, Inc.
7.875% 03/15/10	4,040,000	4,262,200
Chukchansi Economic Development Authority
8.000% 11/15/13 (a)	4,565,000	4,759,012
Galaxy Entertainment Finance Co., Ltd.
9.875% 12/15/12 (a)	5,590,000	6,100,087

	Par ($)	Value ($)
Harrah's Operating Co., Inc.
5.625% 06/01/15	1,545,000	1,336,425
Las Vegas Sands Corp.
6.375% 02/15/15	3,695,000	3,565,675
MGM Mirage
7.625% 01/15/17	9,720,000	9,841,500
Seminole Hard Rock Entertainment, Inc.
7.860% 03/15/14 (a)(b)	3,110,000	3,129,438
Station Casinos, Inc.
6.875% 03/01/16	8,600,000	7,987,250
Wynn Las Vegas LLC
6.625% 12/01/14	11,555,000	11,439,450
		52,421,037
Lodging Total		52,421,037
Retail – 2.6%
Retail-Automobiles – 0.8%
AutoNation, Inc.
7.000% 04/15/14	1,635,000	1,657,481
7.360% 04/15/13 (b)	1,000,000	1,015,000
Group 1 Automotive, Inc.
8.250% 08/15/13	4,825,000	4,993,875
		7,666,356
Retail-Convenience Store – 0.8%
Couche-Tard US LP
7.500% 12/15/13	7,605,000	7,795,125
		7,795,125
Retail-Propane Distributors – 0.5%
AmeriGas Partners LP
7.125% 05/20/16	5,005,000	5,030,025
		5,030,025
Retail-Restaurants – 0.5%
Domino's, Inc.
8.250% 07/01/11	4,830,000	5,064,255
		5,064,255
Retail Total		25,555,761
Textiles – 0.4%
Textile-Products – 0.4%
INVISTA
9.250% 05/01/12 (a)	3,745,000	3,988,425
		3,988,425
Textiles Total		3,988,425
Consumer Cyclical Total		157,638,027

See Accompanying Notes to Financial Statements.

Columbia Conservative High Yield Fund

February 28, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Consumer Non-Cyclical – 14.8%
Agriculture – 0.4%
Tobacco – 0.4%
Reynolds American, Inc.
7.625% 06/01/16	3,940,000	4,279,321
		4,279,321
Agriculture Total		4,279,321
Beverages – 2.3%
Beverages-Non-Alcoholic – 1.2%
Cott Beverages, Inc.
8.000% 12/15/11	11,710,000	11,988,112
		11,988,112
Beverages-Wine/Spirits – 1.1%
Constellation Brands, Inc.
8.125% 01/15/12	9,660,000	10,046,400
		10,046,400
Beverages Total		22,034,512
Biotechnology – 0.4%
Medical-Biomedical/Gene – 0.4%
Bio-Rad Laboratories, Inc.
7.500% 08/15/13	3,790,000	3,903,700
		3,903,700
Biotechnology Total		3,903,700
Commercial Services – 3.9%
Commercial Services – 0.7%
Iron Mountain, Inc.
7.750% 01/15/15	5,175,000	5,291,438
8.625% 04/01/13	1,170,000	1,199,250
		6,490,688
Funeral Services & Related Items – 0.3%
Service Corp. International
6.750% 04/01/16	600,000	598,500
7.375% 10/01/14	2,750,000	2,880,625
		3,479,125
Printing-Commercial – 0.8%
Quebecor World Capital Corp.
8.750% 03/15/16 (a)	5,070,000	5,184,075
Quebecor World, Inc.
9.750% 01/15/15 (a)	2,415,000	2,553,862
		7,737,937
Private Corrections – 0.8%
Corrections Corp. of America
6.250% 03/15/13	510,000	508,725
7.500% 05/01/11	7,300,000	7,519,000
		8,027,725

	Par ($)	Value ($)
Rental Auto/Equipment – 1.3%
Ashtead Capital, Inc.
9.000% 08/15/16 (a)	4,250,000	4,590,000
United Rentals North America, Inc.
7.000% 02/15/14	7,100,000	7,135,500
7.750% 11/15/13	845,000	864,012
		12,589,512
Commercial Services Total		38,324,987
Food – 1.3%
Food-Dairy Products – 0.7%
Dean Foods Co.
7.000% 06/01/16	7,095,000	7,325,588
		7,325,588
Food-Miscellaneous/Diversified – 0.6%
Del Monte Corp.
6.750% 02/15/15	5,675,000	5,589,875
		5,589,875
Food Total		12,915,463
Healthcare Services – 4.0%
Medical Products – 1.0%
Fisher Scientific International, Inc.
6.750% 08/15/14	9,540,000	9,878,994
		9,878,994
Medical-HMO – 0.4%
Coventry Health Care, Inc.
5.875% 01/15/12	4,205,000	4,226,025
		4,226,025
Medical-Hospitals – 2.0%
HCA, Inc.
9.250% 11/15/16 (a)	3,850,000	4,124,313
PIK,
9.625% 11/15/16 (a)	9,500,000	10,260,000
Triad Hospitals, Inc.
7.000% 05/15/12	5,543,000	5,723,147
		20,107,460
Medical-Outpatient/Home Medical – 0.2%
Select Medical Corp.
7.625% 02/01/15	2,175,000	1,914,000
		1,914,000
Physician Practice Management – 0.4%
US Oncology, Inc.
9.000% 08/15/12	3,375,000	3,569,063
		3,569,063
Healthcare Services Total		39,695,542

See Accompanying Notes to Financial Statements.

Columbia Conservative High Yield Fund

February 28, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Household Products/Wares – 0.9%
Consumer Products-Miscellaneous – 0.9%
American Greetings Corp.
7.375% 06/01/16	4,375,000	4,522,657
Jarden Corp.
7.500% 05/01/17	3,875,000	3,928,281
		8,450,938
Household Products/Wares Total		8,450,938
Pharmaceuticals – 1.6%
Medical-Drugs – 0.6%
Elan Finance PLC
8.875% 12/01/13 (a)	5,815,000	5,902,225
		5,902,225
Medical-Generic Drugs – 0.6%
Mylan Laboratories, Inc.
6.375% 08/15/15	6,000,000	5,985,000
		5,985,000
Pharmacy Services – 0.4%
Omnicare, Inc.
6.750% 12/15/13	4,060,000	4,019,400
		4,019,400
Pharmaceuticals Total		15,906,625
Consumer Non-Cyclical Total		145,511,088
Energy – 15.8%
Coal – 2.3%
Coal – 2.3%
Arch Western Finance LLC
6.750% 07/01/13	9,055,000	8,896,538
Massey Energy Co.
6.875% 12/15/13	4,360,000	4,185,600
Peabody Energy Corp.
6.875% 03/15/13	9,695,000	9,816,187
		22,898,325
Coal Total		22,898,325
Oil & Gas – 6.4%
Oil & Gas Drilling – 0.7%
Pride International, Inc.
7.375% 07/15/14	7,025,000	7,200,625
		7,200,625
Oil Companies-Exploration & Production – 5.2%
Chesapeake Energy Corp.
6.375% 06/15/15	13,535,000	13,433,487
7.500% 09/15/13	4,450,000	4,639,125

	Par ($)	Value ($)
Compton Petroleum Corp.
7.625% 12/01/13	3,850,000	3,773,000
El Paso Production Holding Co.
7.750% 06/01/13	1,085,000	1,133,825
Newfield Exploration Co.
6.625% 09/01/14	10,800,000	10,719,000
OPTI Canada, Inc.
8.250% 12/15/14 (a)	3,170,000	3,280,950
Pogo Producing Co.
6.625% 03/15/15	9,845,000	9,574,263
Quicksilver Resources, Inc.
7.125% 04/01/16	4,480,000	4,390,400
		50,944,050
Oil Refining & Marketing – 0.5%
Tesoro Corp.
6.625% 11/01/15	5,090,000	5,140,900
		5,140,900
Oil & Gas Total		63,285,575
Oil & Gas Services – 2.2%
Oil Field Machinery & Equipment – 1.1%
Grant Prideco, Inc.
6.125% 08/15/15	11,060,000	10,783,500
		10,783,500
Oil-Field Services – 1.1%
Universal Compression, Inc.
7.250% 05/15/10	10,270,000	10,449,725
		10,449,725
Oil & Gas Services Total		21,233,225
Pipelines – 4.9%
Pipelines – 4.9%
Atlas Pipeline Partners LP
8.125% 12/15/15	3,700,000	3,820,250
Colorado Interstate Gas Co.
6.800% 11/15/15	6,285,000	6,721,128
El Paso Performance-Linked Trust
7.750% 07/15/11 (a)	6,720,000	7,140,000
MarkWest Energy Partners LP
6.875% 11/01/14	8,600,000	8,320,500

See Accompanying Notes to Financial Statements.

Columbia Conservative High Yield Fund

February 28, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Williams Companies, Inc.
6.375% 10/01/10 (a)	9,545,000	9,676,244
7.750% 06/15/31	1,755,000	1,869,075
8.125% 03/15/12	9,790,000	10,622,150
		48,169,347
Pipelines Total		48,169,347
Energy Total		155,586,472
Financials – 5.0%
Diversified Financial Services – 3.4%
Finance-Auto Loans – 1.5%
GMAC LLC
8.000% 11/01/31	13,290,000	14,654,471
		14,654,471
Finance-Investment Banker/Broker – 1.1%
E*Trade Financial Corp.
7.375% 09/15/13	6,875,000	7,150,000
LaBranche & Co., Inc.
11.000% 05/15/12	3,050,000	3,316,875
		10,466,875
Special Purpose Entity – 0.8%
Idearc, Inc.
8.000% 11/15/16 (a)	7,475,000	7,680,563
		7,680,563
Diversified Financial Services Total		32,801,909
Real Estate Investment Trusts (REITs) – 1.6%
REITS-Hotels – 0.9%
Host Marriott LP
6.375% 03/15/15	8,775,000	8,665,312
		8,665,312
REITS-Regional Malls – 0.7%
Rouse Co. LP
6.750% 05/01/13 (a)	7,090,000	7,300,857
		7,300,857
Real Estate Investment Trusts (REITs) Total		15,966,169
Financials Total		48,768,078
Industrials – 14.8%
Aerospace & Defense – 2.0%
Aerospace/Defense-Equipment – 1.1%
DRS Technologies, Inc.
6.625% 02/01/16	5,075,000	5,087,687

	Par ($)	Value ($)
Sequa Corp.
9.000% 08/01/09	4,970,000	5,243,350
		10,331,037
Electronics-Military – 0.9%
L-3 Communications Corp.
5.875% 01/15/15	1,680,000	1,638,000
6.375% 10/15/15	3,555,000	3,537,225
7.625% 06/15/12	3,995,000	4,144,813
		9,320,038
Aerospace & Defense Total		19,651,075
Electronics – 1.0%
Electronic Components-Miscellaneous – 1.0%
Flextronics International Ltd.
6.250% 11/15/14	5,190,000	5,021,325
NXP BV/NXP Funding LLC
7.875% 10/15/14 (a)	4,835,000	4,992,137
		10,013,462
Electronics Total		10,013,462
Environmental Control – 1.5%
Non-Hazardous Waste Disposal – 1.5%
Allied Waste North America, Inc.
7.125% 05/15/16	14,935,000	15,177,694
		15,177,694
Environmental Control Total		15,177,694
Machinery-Construction & Mining – 0.5%
Machinery-Construction & Mining – 0.5%
Terex Corp.
7.375% 01/15/14	4,250,000	4,366,875
		4,366,875
Machinery-Construction & Mining Total		4,366,875
Machinery-Diversified – 1.5%
Machinery-General Industry – 1.5%
Manitowoc Co., Inc.
7.125% 11/01/13	7,215,000	7,359,300
Westinghouse Air Brake Technologies Corp.
6.875% 07/31/13	7,685,000	7,608,150
		14,967,450
Machinery-Diversified Total		14,967,450
Miscellaneous Manufacturing – 1.9%
Diversified Manufacturing Operators – 1.7%
ARAMARK Corp., Class B
7.470% 01/25/14	3,736,634	3,774,001

See Accompanying Notes to Financial Statements.

Columbia Conservative High Yield Fund

February 28, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Bombardier, Inc.
6.300% 05/01/14 (a)	7,340,000	7,028,050
Trinity Industries, Inc.
6.500% 03/15/14	6,170,000	6,062,025
		16,864,076
Miscellaneous Manufacturing – 0.2%
American Railcar Industries, Inc.
7.500% 03/01/14 (a)	1,940,000	1,973,950
		1,973,950
Miscellaneous Manufacturing Total		18,838,026
Packaging & Containers – 3.3%
Containers-Metal/Glass – 3.0%
Ball Corp.
6.875% 12/15/12	3,742,000	3,816,840
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	5,450,000	5,695,250
Owens-Brockway Glass Container, Inc.
6.750% 12/01/14	4,550,000	4,504,500
Owens-Illinois, Inc.
7.500% 05/15/10	10,555,000	10,818,875
Silgan Holdings, Inc.
6.750% 11/15/13	5,050,000	5,024,750
		29,860,215
Containers-Paper/Plastic – 0.3%
Jefferson Smurfit Corp.
8.250% 10/01/12	2,440,000	2,488,800
		2,488,800
Packaging & Containers Total		32,349,015
Transportation – 3.1%
Transportation-Marine – 2.4%
Overseas Shipholding Group
8.250% 03/15/13	8,320,000	8,736,000
Stena AB
7.500% 11/01/13	7,965,000	8,084,475
Teekay Shipping Corp.
8.875% 07/15/11	6,296,000	6,783,940
		23,604,415

	Par ($)	Value ($)
Transportation-Services – 0.7%
Bristow Group, Inc.
6.125% 06/15/13	7,595,000	7,215,250
		7,215,250
Transportation Total		30,819,665
Industrials Total		146,183,262
Private Placement – 0.2%
Private Placement – 0.2%
ARAMARK Corp. Lc Facility
7.445% 01/25/14	263,366	265,999
Penton Media
1.000% 02/01/13	2,000,000	2,020,000
Private Placement Total		2,285,999
Private Placement Total		2,285,999
Technology – 1.8%
Office/Business Equipment – 0.2%
Office Automation & Equipment – 0.2%
Xerox Corp.
6.400% 03/15/16	2,135,000	2,213,828
		2,213,828
Office/Business Equipment Total		2,213,828
Semiconductors – 1.6%
Electronic Components-Semiconductors – 1.6%
Advanced Micro Devices, Inc.
7.750% 11/01/12	3,020,000	3,110,600
Freescale Semiconductor, Inc.
10.125% 12/15/16 (a)	7,065,000	7,232,794
PIK,
9.125% 12/15/14 (a)	5,200,000	5,271,500
		15,614,894
Semiconductors Total		15,614,894
Technology Total		17,828,722
Utilities – 5.8%
Electric – 5.8%
Electric-Generation – 2.9%
AES Corp.
7.750% 03/01/14	15,550,000	16,288,625

See Accompanying Notes to Financial Statements.

Columbia Conservative High Yield Fund

February 28, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Edison Mission Energy
7.500% 06/15/13	11,805,000	12,336,225
		28,624,850
Electric-Integrated – 1.1%
CMS Energy Corp.
6.875% 12/15/15	3,710,000	3,867,675
8.500% 04/15/11	1,645,000	1,784,825
Mirant Mid Atlantic LLC
8.625% 06/30/12	951,876	997,090
Nevada Power Co.
6.500% 04/15/12	3,950,000	4,124,701
		10,774,291
Independent Power Producer – 1.8%
Dynegy Holdings, Inc.
7.125% 05/15/18	4,175,000	4,091,500
Mirant North America LLC
7.375% 12/31/13	6,510,000	6,689,025
NRG Energy, Inc.
7.250% 02/01/14	2,545,000	2,595,900
7.375% 02/01/16	2,750,000	2,805,000
7.375% 01/15/17	1,735,000	1,765,362
		17,946,787
Electric Total		57,345,928
Utilities Total		57,345,928
Total Corporate Fixed-Income Bonds & Notes (Cost of $944,288,293)		954,873,603

Short-Term Obligation – 1.9%

Repurchase agreement with Fixed Income Clearing Corp., dated 02/28/07, due 03/01/07 at 5.210%, collateralized by a U.S. Treasury Bond maturing 08/15/14, market value of $18,732,813 (repurchase proceeds $18,365,658)	18,363,000	18,363,000
Total Short-Term Obligation (Cost of $18,363,000)		18,363,000
Total Investments – 98.8% (Cost of $962,651,293)(c)		973,236,603
Other Assets & Liabilities, Net – 1.2%		12,058,050
Net Assets – 100.0%		$985,294,653

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities, which are not illiquid, amounted to $150,614,188, which represents 15.3% of net assets.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2007.

(c)  Cost for federal income tax purposes is $966,011,314.

At February 28, 2007, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Communications	16.4
Consumer Cyclical	16.0
Energy	15.8
Consumer Non-Cyclical	14.8
Industrials	14.8
Basic Materials	6.3
Utilities	5.8
Financials	5.0
Technology	1.8
Private Placement	0.2
96.9
Short-Term Obligation	1.9
Other Assets & Liabilities, Net	1.2
100.0

At February 28, 2007, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Sell	Aggregate Value	Face Value	Settlement Date	Unrealized Depreciation
EUR	$2,615,298	$2,574,669	03/15/07	$(40,629)

Acronym	Name
PIK	Payment-In-Kind

EUR	Euro

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Columbia Funds

February 28, 2007 (Unaudited)

	($)	($)	($)	($)	($)
	International Stock Fund	Mid Cap Growth Fund	Small Cap Growth Fund I	Real Estate Equity Fund	Technology Fund
Assets
Investments, at identified cost	1,064,631,606	1,242,762,524	176,830,660	352,361,088	206,314,459
Investments, at value	1,357,426,982	1,512,097,358	219,238,382	661,919,884	233,765,272
Cash	720	616	550	679	408,275
Foreign currency (cost of $8,629, $—, $18,050, $—, $—, $239,600, $—, $—, $—)	8,627	—	18,122	—	—
Unrealized appreciation on foreign forward currency contracts	3,137,563	—	—	—	—
Receivable for:
Investments sold	12,410,608	22,101,190	5,298,659	13,936,536	5,669,363
Capital stock sold	417,401	1,057,848	482,434	248,553	1,179,509
Interest	2,242	5,938	670	845	757
Dividends	1,571,426	882,478	13,788	151,620	46,716
Foreign tax reclaim	443,457	—	—	—	—
Expense reimbursement due from Investment Advisor	—	—	—	—	—
Deferred Trustees' compensation plan	96,127	39,514	11,316	20,697	6,624
Other assets	316,262	400	—	—	51,321
Total assets	1,375,831,415	1,536,185,342	225,063,921	676,278,814	241,127,837
Liabilities
Unrealized depreciation on foreign forward currency contracts	1,423,836	—	—	—	—
Payable for:
Investments purchased	9,979,677	12,136,784	3,642,772	—	7,596,126
Capital stock redeemed	1,764,622	2,572,969	811,832	1,389,439	1,004,009
Distributions	—	—	—	—	—
Investment advisory fee	882,907	905,268	149,210	410,423	157,396
Administration fee	—	—	—	—	—
Transfer agent fee	—	158,467	77,550	179,472	4,671
Pricing and bookkeeping fees	15,850	15,614	9,331	13,514	4,027
Merger costs	—	52,424	—	—	—
Trustees' fees	—	41	—	—	—
Audit fee	14,543	16,730	16,014	12,785	11,184
Service and distribution fees	111,895	37,784	3,355	30,164	46,490
Custody fee	88,159	6,024	3,577	1,539	6,211
Reports to shareholders	—	14,347	—	57,031	—
Chief compliance officer expenses	2,500	2,500	1,272	2,339	1,283
Deferred Trustees' compensation plan	96,127	39,514	11,316	20,697	6,624
Other liabilities	—	153,338	164	15,717	—
Total liabilities	14,380,116	16,111,804	4,726,393	2,133,120	8,838,021
Net Assets	1,361,451,299	1,520,073,538	220,337,528	674,145,694	232,289,816
Net Assets consist of
Paid-in capital	1,077,421,120	1,162,722,627	171,643,017	238,785,492	202,503,671
Undistributed (overdistributed) net investment income	(3,402,762)	(579,337)	(727,675)	—	—
Accumulated net investment loss	—	—	—	(5,168,082)	(1,127,775)
Accumulated net realized gain (loss)	(7,116,475)	88,595,414	7,014,392	130,969,488	3,463,107
Unrealized appreciation (depreciation) on:
Investments	292,795,376	269,334,834	42,407,722	309,558,796	27,450,813
Foreign currency translations	1,754,040	—	72	—	—
Net Assets	1,361,451,299	1,520,073,538	220,337,528	674,145,694	232,289,816

See Accompanying Notes to Financial Statements.

	($)	($)	($)	($)
	Strategic Investor Fund	Balanced Fund	Oregon Intermediate Municipal Bond Fund	Conservative High Yield Fund
Assets
Investments, at identified cost	1,010,492,457	201,811,948	377,450,592	962,651,293
Investments, at value	1,174,388,176	222,102,802	393,456,191	973,236,603
Cash	2,280,108	619	83,943	1,841,095
Foreign currency (cost of $8,629, $—, $18,050, $—, $—, $239,600, $—, $—, $—)	239,673	—	—	—
Unrealized appreciation on foreign forward currency contracts	—	—	—	—
Receivable for:
Investments sold	39,801,597	1,242,224	2,879,648	1,997,604
Capital stock sold	734,539	135,750	11,320	1,225,200
Interest	1,334	699,661	4,311,637	18,572,976
Dividends	1,834,624	171,614	—	—
Foreign tax reclaim	36,122	—	—	—
Expense reimbursement due from Investment Advisor	51,596	—	—	—
Deferred Trustees' compensation plan	61,666	12,277	13,705	34,714
Other assets	35,280	15,349	—	—
Total assets	1,219,464,715	224,380,296	400,756,444	996,908,192
Liabilities
Unrealized depreciation on foreign forward currency contracts	—	—	—	40,629
Payable for:
Investments purchased	33,739,432	1,856,414	10,819,582	4,950,186
Capital stock redeemed	1,376,542	892,152	80,751	2,436,842
Distributions	—	14	343,042	3,196,048
Investment advisory fee	524,273	87,136	149,363	442,271
Administration fee	136,304	—	—	—
Transfer agent fee	460,955	42,426	49,738	238,692
Pricing and bookkeeping fees	18,282	21,782	16,064	20,954
Merger costs	—	—	—	—
Trustees' fees	15,657	3,087	177	7,885
Audit fee	15,427	22,806	19,580	26,781
Service and distribution fees	127,674	8,576	2,498	107,029
Custody fee	15,682	6,102	3,822	14,294
Reports to shareholders	45,462	—	—	24,152
Chief compliance officer expenses	2,500	1,321	1,675	2,500
Deferred Trustees' compensation plan	61,666	12,277	13,705	34,714
Other liabilities	753,572	—	5,129	70,562
Total liabilities	37,293,428	2,954,093	11,505,126	11,613,539
Net Assets	1,182,171,287	221,426,203	389,251,318	985,294,653
Net Assets consist of
Paid-in capital	931,016,346	207,908,426	373,431,993	1,012,471,226
Undistributed (overdistributed) net investment income	1,078,226	507,795	118,159	—
Accumulated net investment loss	—	—	—	(6,383,854)
Accumulated net realized gain (loss)	86,178,903	(7,280,872)	(304,433)	(31,338,050)
Unrealized appreciation (depreciation) on:
Investments	163,895,719	20,290,854	16,005,599	10,585,310
Foreign currency translations	2,093	—	—	(39,979)
Net Assets	1,182,171,287	221,426,203	389,251,318	985,294,653

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Columbia Funds

February 28, 2007 (Unaudited) (Continued)

	International Stock Fund	Mid Cap Growth Fund	Small Cap Growth Fund I	Real Estate Equity Fund	Technology Fund
Class A
Net assets	$295,036,736	$47,018,424	$10,116,907	$50,470,108	$89,225,330
Shares outstanding	15,618,014	1,839,859	347,203	1,760,482	8,646,646
Net asset value per share (a)(b)	$18.89	$25.56	$29.14	$28.67	$10.32
Maximum sales charge	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (c)	$20.04	$27.12	$30.92	$30.42	$10.95
Class B
Net assets	$36,646,857	$20,608,740	$778,780	$14,730,984	$9,308,810
Shares outstanding	1,984,862	834,793	26,993	513,354	928,722
Net asset value and offering price per share (a)(b)	$18.46	$24.69	$28.85	$28.70	$10.02
Class C
Net assets	$28,720,373	$6,041,841	$1,232,217	$7,057,297	$29,590,200
Shares outstanding	1,548,810	244,228	42,716	246,235	2,945,466
Net asset value and offering price per share (a)(b)	$18.54	$24.74	$28.85	$28.66	$10.05
Class D
Net assets	$819,682	$421,484	—	$3,618,090	$26,567
Shares outstanding	44,044	17,058	—	126,124	2,634
Net asset value and offering price per share (a)(b)	$18.61	$24.71	—	$28.69	$10.09
Class G
Net assets	$762,784	$510,439	—	—	—
Shares outstanding	41,342	20,723	—	—	—
Net asset value and offering price per share (a)(b)	$18.45	$24.63	—	—	—
Class R
Net assets	—	$160,801	—	—	—
Shares outstanding	—	6,311	—	—	—
Net asset value and offering price per share	—	$25.48	—	—	—
Class T
Net assets	—	$28,497,145	—	—	—
Shares outstanding	—	1,113,918	—	—	—
Net asset value per share (a)	—	$25.58	—	—	—
Maximum sales charge	—	5.75%	—	—	—
Maximum offering price per share (c)	—	$27.14	—	—	—
Class Z
Net assets	$999,464,867	$1,416,814,664	$208,209,624	$598,269,215	$104,138,909
Shares outstanding	52,540,428	54,668,557	7,116,156	20,849,884	9,973,253
Net asset value and offering price per share (b)	$19.02	$25.92	$29.26	$28.69	$10.44

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  Redemption price per share is equal to net asset value less any applicable redemption fees.

(c)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

	Strategic Investor Fund	Balanced Fund	Oregon Intermediate Municipal Bond Fund	Conservative High Yield Fund
Class A
Net assets	$249,392,915	$5,245,104	$6,343,788	$138,456,358
Shares outstanding	12,504,028	218,991	517,049	16,289,756
Net asset value per share (a)(b)	$19.95	$23.95	$12.27	$8.50
Maximum sales charge	5.75%	5.75%	3.25%	4.75%
Maximum offering price per share (c)	$21.17	$25.41	$12.68	$8.92
Class B
Net assets	$55,055,849	$7,034,065	$889,792	$61,043,753
Shares outstanding	2,818,295	294,158	72,522	7,181,920
Net asset value and offering price per share (a)(b)	$19.54	$23.91	$12.27	$8.50
Class C
Net assets	$44,214,500	$1,398,459	$732,823	$10,634,601
Shares outstanding	2,262,474	58,480	59,728	1,251,184
Net asset value and offering price per share (a)(b)	$19.54	$23.91	$12.27	$8.50
Class D
Net assets	$461,762	$216,537	$494,548	$30,492,922
Shares outstanding	23,647	9,057	40,308	3,587,624
Net asset value and offering price per share (a)(b)	$19.53	$23.91	$12.27	$8.50
Class G
Net assets	—	—	—	—
Shares outstanding	—	—	—	—
Net asset value and offering price per share (a)(b)	—	—	—	—
Class R
Net assets	—	—	—	—
Shares outstanding	—	—	—	—
Net asset value and offering price per share	—	—	—	—
Class T
Net assets	—	—	—	—
Shares outstanding	—	—	—	—
Net asset value per share (a)	—	—	—	—
Maximum sales charge	—	—	—	—
Maximum offering price per share (c)	—	—	—	—
Class Z
Net assets	$833,046,261	$207,532,038	$380,790,367	$744,667,019
Shares outstanding	41,718,937	8,670,221	31,036,274	87,611,708
Net asset value and offering price per share (b)	$19.97	$23.94	$12.27	$8.50

See Accompanying Notes to Financial Statements.

Statements of Operations – Columbia Funds

For the Six Months Ended February 28, 2007 (Unaudited)

	($)	($)	($)	($)	($)
	International Stock Fund	Mid Cap Growth Fund	Small Cap Growth Fund I	Real Estate Equity Fund	Technology Fund
Net Investment Income
Income
Dividends	9,181,255	7,769,892	340,311	2,816,232	279,717
Interest	262,777	901,558	164,458	327,759	133,494
Foreign taxes withheld	(656,833)	—	—	(12,506)	(355)
Total Investment Income	8,787,199	8,671,450	504,769	3,131,485	412,856
Expenses
Investment advisory fee	5,625,756	5,512,343	908,477	2,540,000	927,455
Administration fee	—	—	—	—	—
Distribution fee:
Class B	148,593	74,522	2,333	52,369	32,963
Class C	106,069	20,519	2,905	23,494	97,128
Class D	2,936	1,528	—	13,989	100
Class G	2,930	1,672	—	—	—
Service fee:
Class A	357,225	54,304	8,431	59,674	105,700
Class B	49,531	24,841	777	17,456	10,988
Class C	35,356	6,832	967	7,832	32,376
Class D	979	509	—	4,663	33
Class G	1,352	772	—	—	—
Class R	—	181	—	—	—
Shareholder services fee - Class T	—	42,053	—	—	—
Transfer agent fee	962,539	616,414	117,618	387,962	131,259
Pricing and bookkeeping fees	84,042	81,268	45,417	76,985	39,449
Trustees' fees	31,282	32,501	9,921	21,104	6,994
Custody fee	261,348	22,620	8,371	9,896	11,933
Chief compliance officer expenses	6,557	6,127	3,031	5,293	3,018
Other expenses	226,815	270,617	112,877	197,616	75,086
Total Operating Expenses	7,903,310	6,769,623	1,221,125	3,418,333	1,474,482
Interest expense	38,580	6,743	161	1,792	646
Total Expenses	7,941,890	6,776,366	1,221,286	3,420,125	1,475,128
Expenses waived/reimbursed by Investment Advisor	—	—	—	—	—
Fees waived by Distributor:
Class C	—	—	—	—	—
Class D	—	—	—	—	—
Fees waived by Transfer Agent	(622,492)	—	—	—	—
Custody earnings credit	(2,076)	(5,786)	(635)	(602)	(439)
Net Expenses	7,317,322	6,770,580	1,220,651	3,419,523	1,474,689
Net Investment Income (Loss)	1,469,877	1,900,870	(715,882)	(288,038)	(1,061,833)

See Accompanying Notes to Financial Statements.

	($)	($)	($)	($)
	Strategic Investor Fund	Balanced Fund	Oregon Intermediate Municipal Bond Fund	Conservative High Yield Fund
Net Investment Income
Income
Dividends	8,565,925	896,643	—	—
Interest	636,852	2,416,897	9,006,555	37,252,716
Foreign taxes withheld	—	—	—	(4,775)
Total Investment Income	9,202,777	3,313,540	9,006,555	37,247,941
Expenses
Investment advisory fee	3,131,099	577,559	970,429	2,940,554
Administration fee	755,244	—	—	—
Distribution fee:
Class B	207,031	26,929	3,317	238,455
Class C	166,885	5,911	2,382	41,580
Class D	1,684	886	2,203	124,797
Class G	—	—	—	—
Service fee:
Class A	302,981	5,881	8,018	191,360
Class B	69,010	8,977	1,106	79,485
Class C	55,628	1,970	794	13,860
Class D	561	295	734	41,599
Class G	—	—	—	—
Class R	—	—	—	—
Shareholder services fee - Class T	—	—	—	—
Transfer agent fee	1,506,325	125,693	71,577	653,487
Pricing and bookkeeping fees	84,964	62,754	70,817	88,840
Trustees' fees	31,582	11,930	14,033	36,633
Custody fee	33,112	12,436	8,061	28,262
Chief compliance officer expenses	5,589	3,169	3,917	6,166
Other expenses	355,246	96,115	83,061	299,791
Total Operating Expenses	6,706,941	940,505	1,240,449	4,784,869
Interest expense	—	—	—	806
Total Expenses	6,706,941	940,505	1,240,449	4,785,675
Expenses waived/reimbursed by Investment Advisor	(511,850)	—	—	—
Fees waived by Distributor:
Class C	—	—	(1,112)	(8,316)
Class D	—	—	(1,027)	(24,959)
Fees waived by Transfer Agent	—	—	—	—
Custody earnings credit	(1,996)	(1,299)	(1,680)	(14,014)
Net Expenses	6,193,095	939,206	1,236,630	4,738,386
Net Investment Income (Loss)	3,009,682	2,374,334	7,769,925	32,509,555

See Accompanying Notes to Financial Statements.

Statements of Operations – Columbia Funds

For the Six Months Ended February 28, 2007 (Unaudited) (Continued)

	($)	($)	($)	($)	($)
	International Stock Fund	Mid Cap Growth Fund	Small Cap Growth Fund I	Real Estate Equity Fund	Technology Fund
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	93,204,593	102,646,894	10,786,277	153,245,874	9,605,349
Foreign currency transactions	3,885,454	(26,348)	(426)	—	(9,867)
Net realized gain (loss)	97,090,047	102,620,546	10,785,851	153,245,874	9,595,482
Net change in unrealized appreciation (depreciation) on:
Investments	61,453,288	68,128,001	14,214,509	(42,797,858)	12,024,286
Foreign currency translations	1,713,550	—	72	—	2,287
Net change in unrealized appreciation (depreciation)	63,166,838	68,128,001	14,214,581	(42,797,858)	12,026,573
Net Gain	160,256,885	170,748,547	25,000,432	110,448,016	21,622,055
Net Increase Resulting from Operations	161,726,762	172,649,417	24,284,550	110,159,978	20,560,222

See Accompanying Notes to Financial Statements.

	($)	($)	($)	($)
	Strategic Investor Fund	Balanced Fund	Oregon Intermediate Municipal Bond Fund	Conservative High Yield Fund
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	88,762,225	10,190,456	550,104	(767,063)
Foreign currency transactions	(185,973)	—	—	2,685
Net realized gain (loss)	88,576,252	10,190,456	550,104	(764,378)
Net change in unrealized appreciation (depreciation) on:
Investments	1,467,904	4,721,104	266,642	30,264,172
Foreign currency translations	1,104	—	—	(39,979)
Net change in unrealized appreciation (depreciation)	1,469,008	4,721,104	266,642	30,224,193
Net Gain	90,045,260	14,911,560	816,746	29,459,815
Net Increase Resulting from Operations	93,054,942	17,285,894	8,586,671	61,969,370

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Columbia Funds

Increase (Decrease) in Net Assets	International Stock Fund		Mid Cap Growth Fund
	(Unaudited) Six Months Ended February 28, 2007 ($)	Year Ended August 31, 2006 ($)	(Unaudited) Six Months Ended February 28, 2007 ($)	Year Ended August 31, 2006 (a)($)
Operations
Net investment income (loss)	1,469,877	20,716,145	1,900,870	(1,961,518)
Net realized gain on investments and foreign currency transactions	97,090,047	196,665,422	102,620,546	95,341,663
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	63,166,838	52,474,683	68,128,001	(11,512,689)
Net increase resulting from operations	161,726,762	269,856,250	172,649,417	81,867,456
Distributions to Shareholders
From net investment income:
Class A	(4,133,175)	(1,897,375)	—	—
Class B	(281,059)	(28,325)	—	—
Class C	(205,677)	(13,323)	—	—
Class D	(5,637)	(382)	—	—
Class G	(6,342)	(3,482)	—	—
Class Z	(17,299,002)	(9,672,982)	(2,455,745)	—
From net realized gains:
Class A	(28,240,927)	(2,668,118)	(2,635,416)	(109,235)
Class B	(3,899,155)	(613,184)	(1,228,935)	(92,893)
Class C	(2,862,621)	(289,740)	(347,303)	(12,559)
Class D	(78,464)	(8,320)	(24,153)	(5,866)
Class G	(82,635)	(38,588)	(29,379)	(10,097)
Class R	—	—	(4,303)	—
Class T	—	—	(1,593,876)	(375,814)
Class Z	(101,049,926)	(10,376,677)	(78,975,335)	(10,607,269)
Total distributions to shareholders	(158,144,620)	(25,610,496)	(87,294,445)	(11,213,733)
Net Capital Share Transactions	2,319,177	57,819,222	576,935,519	(54,634,676)
Redemption Fees	4,846	31,135	—	—
Net increase (decrease) in net assets	5,906,165	302,096,111	662,290,491	16,019,047
Net Assets
Beginning of period	1,355,545,134	1,053,449,023	857,783,047	841,764,000
End of period	1,361,451,299	1,355,545,134	1,520,073,538	857,783,047
Undistributed (overdistributed) net investment income, at end of period	(3,402,762)	17,058,253	(579,337)	—
Accumulated net investment loss, at end of period	—	—	—	(24,462)

(a)  Class R shares were initially offered on January 23, 2006.

(b)  Classes A, B and C shares were initially offered on November 1, 2005.

See Accompanying Notes to Financial Statements.

Increase (Decrease) in Net Assets	Small Cap Growth Fund I		Real Estate Equity Fund
	(Unaudited) Six Months Ended February 28, 2007 ($)	Year Ended August 31, 2006 (b)($)	(Unaudited) Six Months Ended February 28, 2007 ($)	Year Ended August 31, 2006 ($)
Operations
Net investment income (loss)	(715,882)	(2,006,082)	(288,038)	12,000,668
Net realized gain on investments and foreign currency transactions	10,785,851	33,720,413	153,245,874	121,739,563
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	14,214,581	(9,292,815)	(42,797,858)	345,333
Net increase resulting from operations	24,284,550	22,421,516	110,159,978	134,085,564
Distributions to Shareholders
From net investment income:
Class A	—	—	(296,997)	(1,221,099)
Class B	—	—	(34,022)	(281,742)
Class C	—	—	(12,886)	(101,320)
Class D	—	—	(9,185)	(83,173)
Class G	—	—	—	—
Class Z	—	—	(4,514,436)	(20,429,149)
From net realized gains:
Class A	(1,159,092)	(955)	(7,614,457)	(5,027,442)
Class B	(95,854)	(1,290)	(2,231,941)	(1,591,961)
Class C	(120,635)	(452)	(1,000,428)	(555,755)
Class D	—	—	(600,565)	(462,275)
Class G	—	—	—	—
Class R	—	—	—	—
Class T	—	—	—	—
Class Z	(29,505,062)	(6,483,989)	(99,289,486)	(82,518,380)
Total distributions to shareholders	(30,880,643)	(6,486,686)	(115,604,403)	(112,272,296)
Net Capital Share Transactions	29,656,983	(33,316,966)	33,581,345	(203,184,914)
Redemption Fees	—	—	—	—
Net increase (decrease) in net assets	23,060,890	(17,382,136)	28,136,920	(181,371,646)
Net Assets
Beginning of period	197,276,638	214,658,774	646,008,774	827,380,420
End of period	220,337,528	197,276,638	674,145,694	646,008,774
Undistributed (overdistributed) net investment income, at end of period	(727,675)	—	—	—
Accumulated net investment loss, at end of period	—	(11,793)	(5,168,082)	(12,518)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Columbia Funds

Increase (Decrease) in Net Assets	Technology Fund		Strategic Investor Fund		Balanced Fund
	(Unaudited) Six Months Ended February 28, 2007 ($)	Year Ended August 31, 2006 ($)	(Unaudited) Six Months Ended February 28, 2007 ($)	Year Ended August 31, 2006 ($)	(Unaudited) Six Months Ended February 28, 2007 ($)	Year Ended August 31, 2006 ($)
Operations
Net investment income (loss)	(1,061,833)	(1,274,821)	3,009,682	2,830,460	2,374,334	5,215,730
Net realized gain (loss) on investments, foreign currency transactions, futures contracts and written options	9,595,482	(3,380,219)	88,576,252	66,204,240	10,190,456	13,540,329
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, futures contracts and written options	12,026,573	5,045,878	1,469,008	(30,969,554)	4,721,104	(3,993,678)
Net increase resulting from operations	20,560,222	390,838	93,054,942	38,065,146	17,285,894	14,762,381
Distributions to Shareholders
From net investment income:
Class A	—	—	(877,470)	(1,141,064)	(45,916)	(68,779)
Class B	—	—	—	—	(47,463)	(84,129)
Class C	—	—	—	—	(10,211)	(11,910)
Class D	—	—	—	—	(1,559)	(2,534)
Class Z	—	—	(2,645,206)	(2,001,896)	(2,546,102)	(5,530,580)
From net realized gains:
Class A	—	(1,565,194)	(21,385,015)	(12,351,692)	—	—
Class B	—	(208,798)	(6,587,215)	(3,757,672)	—	—
Class C	—	(235,437)	(5,582,554)	(3,083,532)	—	—
Class D	—	(1,273)	(55,652)	(35,524)	—	—
Class Z	—	(3,469,746)	(23,718,387)	(15,890,662)	—	—
Total distributions to shareholders	—	(5,480,448)	(60,851,499)	(38,262,042)	(2,651,251)	(5,697,932)
Net Capital Share Transactions	36,100,420	119,898,198	704,982,358	(80,634,677)	(32,982,198)	(83,198,814)
Net increase (decrease) in net assets	56,660,642	114,808,588	737,185,801	(80,831,573)	(18,347,555)	(74,134,365)
Net Assets
Beginning of period	175,629,174	60,820,586	444,985,486	525,817,059	239,773,758	313,908,123
End of period	232,289,816	175,629,174	1,182,171,287	444,985,486	221,426,203	239,773,758
Undistributed net investment income, at end of period	—	—	1,078,226	1,591,220	507,795	784,712
Accumulated net investment loss, at end of period	(1,127,775)	(65,942)	—	—	—	—

See Accompanying Notes to Financial Statements.

Increase (Decrease) in Net Assets	Oregon Intermediate Municipal Bond Fund		Conservitive High Yield Fund
	(Unaudited) Six Months Ended February 28, 2007 ($)	Year Ended August 31, 2006 ($)	(Unaudited) Six Months Ended February 28, 2007 ($)	Year Ended August 31, 2006 ($)
Operations
Net investment income (loss)	7,769,925	15,863,946	32,509,555	77,546,952
Net realized gain (loss) on investments, foreign currency transactions, futures contracts and written options	550,104	(76,383)	(764,378)	(13,956,133)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, futures contracts and written options	266,642	(6,994,177)	30,224,193	(35,834,574)
Net increase resulting from operations	8,586,671	8,793,386	61,969,370	27,756,245
Distributions to Shareholders
From net investment income:
Class A	(120,483)	(196,135)	(4,985,372)	(13,897,417)
Class B	(13,310)	(33,893)	(1,835,415)	(4,329,122)
Class C	(10,675)	(18,048)	(328,637)	(828,000)
Class D	(9,848)	(23,391)	(986,330)	(2,601,189)
Class Z	(7,605,623)	(15,572,245)	(25,882,233)	(60,226,094)
From net realized gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class D	—	—	—	—
Class Z	—	—	—	—
Total distributions to shareholders	(7,759,939)	(15,843,712)	(34,017,987)	(81,881,822)
Net Capital Share Transactions	(897,665)	(21,224,759)	(129,930,588)	(419,739,763)
Net increase (decrease) in net assets	(70,933)	(28,275,085)	(101,979,205)	(473,865,340)
Net Assets
Beginning of period	389,322,251	417,597,336	1,087,273,858	1,561,139,198
End of period	389,251,318	389,322,251	985,294,653	1,087,273,858
Undistributed net investment income, at end of period	118,159	108,173	—	—
Accumulated net investment loss, at end of period	—	—	(6,383,854)	(4,875,422)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity

	International Stock Fund
	(Unaudited) Six Months Ended Febraury 28, 2007		Year Ended August 31, 2006
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	663,236	12,769,588	1,820,941	31,858,348
Proceeds received in connection with merger	—	—	11,502,364	184,602,426
Distributions reinvested	1,559,041	28,733,127	241,749	4,066,222
Redemptions	(1,286,344)	(24,728,405)	(3,406,213)	(59,334,868)
Net increase	935,933	16,774,310	10,158,841	161,192,128
Class B
Subscriptions	72,514	1,359,821	150,720	2,585,185
Proceeds received in connection with merger	—	—	3,265,239	51,112,688
Distributions reinvested	196,840	3,550,989	33,515	553,002
Redemptions	(594,244)	(11,205,273)	(1,922,237)	(32,857,952)
Net increase (decrease)	(324,890)	(6,294,463)	1,527,237	21,392,923
Class C
Subscriptions	63,517	1,184,375	82,654	1,438,606
Proceeds received in connection with merger	—	—	1,684,650	26,472,752
Distributions reinvested	131,938	2,390,724	14,227	235,742
Redemptions	(148,994)	(2,794,378)	(337,758)	(5,821,095)
Net increase	46,461	780,721	1,443,773	22,326,005
Class D
Subscriptions	454	8,515	2,566	43,597
Distributions reinvested	4,585	83,352	504	8,373
Redemptions	(2,193)	(40,937)	(9,681)	(171,234)
Net increase (decrease)	2,846	50,930	(6,611)	(119,264)
Class G
Subscriptions	1,043	19,485	2,248	38,693
Distributions reinvested	4,932	88,927	2,530	41,730
Redemptions	(30,565)	(571,675)	(200,046)	(3,470,298)
Net decrease	(24,590)	(463,263)	(195,268)	(3,389,875)
Class R
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—
Net increase	—	—	—	—
Class T
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—
Net decrease	—	—	—	—
Class Z
Subscriptions	1,485,107	28,514,359	3,053,495	53,473,236
Proceeds received in connection with merger	—	—	1,164,515	18,806,658
Distributions reinvested	2,297,138	42,611,910	345,288	5,838,832
Redemptions	(4,110,103)	(79,655,327)	(12,561,823)	(221,701,421)
Net increase (decrease)	(327,858)	(8,529,058)	(7,998,525)	(143,582,695)

(a) Class R shares were initially offered on January 23, 2006.

See Accompanying Notes to Financial Statements.

	Mid Cap Growth Fund
	(Unaudited) Six Months Ended Febraury 28, 2007		Year Ended August 31, 2006(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	158,625	4,015,975	346,804	8,445,955
Proceeds received in connection with merger	1,305,055	31,735,752	—	—
Distributions reinvested	97,217	2,445,993	4,318	102,597
Redemptions	(248,063)	(6,307,755)	(98,323)	(2,357,032)
Net increase	1,312,834	31,889,965	252,799	6,191,520
Class B
Subscriptions	17,318	424,179	100,073	2,388,130
Proceeds received in connection with merger	583,144	13,770,140	—	—
Distributions reinvested	46,417	1,130,265	3,617	83,940
Redemptions	(131,558)	(3,241,944)	(78,229)	(1,836,358)
Net increase (decrease)	515,321	12,082,640	25,461	635,712
Class C
Subscriptions	71,720	1,766,370	99,459	2,379,553
Proceeds received in connection with merger	106,084	2,510,529	—	—
Distributions reinvested	10,692	260,879	380	8,826
Redemptions	(49,305)	(1,220,835)	(25,796)	(611,480)
Net increase	139,191	3,316,943	74,043	1,776,899
Class D
Subscriptions	334	8,238	390	8,872
Distributions reinvested	935	22,786	226	5,256
Redemptions	(608)	(14,659)	(4,369)	(102,165)
Net increase (decrease)	661	16,365	(3,753)	(88,037)
Class G
Subscriptions	189	4,599	1,190	27,930
Distributions reinvested	1,209	29,379	436	10,076
Redemptions	(6,167)	(148,413)	(9,585)	(227,002)
Net decrease	(4,769)	(114,435)	(7,959)	(188,996)
Class R
Subscriptions	4,180	110,034	2,386	57,229
Distributions reinvested	172	4,303	—	—
Redemptions	(427)	(11,001)	—	—
Net increase	3,925	103,336	2,386	57,229
Class T
Subscriptions	12,127	307,089	19,658	477,650
Distributions reinvested	62,131	1,565,081	15,447	367,640
Redemptions	(87,610)	(2,208,928)	(167,717)	(4,062,042)
Net decrease	(13,352)	(336,758)	(132,612)	(3,216,752)
Class Z
Subscriptions	2,367,682	60,744,774	3,481,879	86,368,809
Proceeds received in connection with merger	21,863,586	538,983,176	—	—
Distributions reinvested	2,072,443	52,847,299	356,875	8,582,853
Redemptions	(4,785,837)	(122,597,786)	(6,362,479)	(154,753,913)
Net increase (decrease)	21,517,874	529,977,463	(2,523,725)	(59,802,251)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity

	Small Cap Growth Fund I
	(Unaudited) Six Months Ended February 28, 2007		Year Ended August 31, 2006(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	243,674	7,497,613	103,123	3,162,498
Distributions reinvested	37,391	1,067,133	34	955
Redemptions	(27,478)	(814,159)	(9,541)	(285,650)
Net increase (decrease)	253,587	7,750,587	93,616	2,877,803
Class B
Subscriptions	8,624	261,508	21,439	665,238
Distributions reinvested	3,326	94,120	46	1,289
Redemptions	(2,252)	(66,811)	(4,190)	(123,321)
Net increase (decrease)	9,698	288,817	17,295	543,206
Class C
Subscriptions	27,221	810,671	14,855	459,002
Distributions reinvested	4,165	117,868	11	328
Redemptions	(2,823)	(82,083)	(713)	(22,820)
Net increase	28,563	846,456	14,153	436,510
Class D
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—
Net increase (decrease)	—	—	—	—
Class Z
Subscriptions	1,030,286	30,761,743	2,578,762	80,594,892
Distributions reinvested	889,648	25,479,452	223,903	6,340,943
Redemptions	(1,176,420)	(35,470,072)	(4,150,647)	(124,110,320)
Net increase (decrease)	743,514	20,771,123	(1,347,982)	(37,174,485)

(a) Classes A, B and C shares were initially offered on November 1, 2005.

See Accompanying Notes to Financial Statements.

	Real Estate Equity Fund
	(Unaudited) Six Months Ended February 28, 2007		Year Ended August 31, 2006
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	235,927	6,998,622	406,170	10,961,528
Distributions reinvested	271,408	7,489,845	230,523	5,795,348
Redemptions	(283,876)	(8,436,470)	(743,305)	(19,758,652)
Net increase (decrease)	223,459	6,051,997	(106,612)	(3,001,776)
Class B
Subscriptions	54,004	1,601,034	55,494	1,508,674
Distributions reinvested	70,505	1,949,249	59,456	1,492,970
Redemptions	(68,648)	(2,047,947)	(174,292)	(4,653,145)
Net increase (decrease)	55,861	1,502,336	(59,342)	(1,651,501)
Class C
Subscriptions	44,058	1,291,180	47,984	1,281,844
Distributions reinvested	33,088	913,763	23,120	580,099
Redemptions	(19,693)	(588,221)	(55,562)	(1,487,279)
Net increase	57,453	1,616,722	15,542	374,664
Class D
Subscriptions	763	21,218	1,317	34,220
Distributions reinvested	18,779	519,159	18,101	454,583
Redemptions	(18,246)	(538,594)	(47,702)	(1,296,509)
Net increase (decrease)	1,296	1,783	(28,284)	(807,706)
Class Z
Subscriptions	1,681,344	49,606,310	2,228,792	59,982,890
Distributions reinvested	2,761,573	76,248,818	3,067,505	77,048,903
Redemptions	(3,488,596)	(101,446,621)	(12,617,257)	(335,130,388)
Net increase (decrease)	954,321	24,408,507	(7,320,960)	(198,098,595)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity

	Technology Fund
	(Unaudited) Six Months Ended February 28, 2007		Year Ended August 31, 2006
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	3,497,108	35,010,850	9,284,782	91,997,295
Proceeds received in connection with merger	—	—	—	—
Distributions reinvested	—	—	99,164	928,177
Redemptions	(2,993,470)	(30,129,657)	(2,917,101)	(28,495,811)
Net increase	503,638	4,881,193	6,466,845	64,429,661
Class B
Subscriptions	198,747	1,931,942	679,001	6,674,511
Proceeds received in connection with merger	—	—	—	—
Distributions reinvested	—	—	19,481	178,643
Redemptions	(129,802)	(1,275,095)	(210,315)	(1,964,176)
Net increase	68,945	656,847	488,167	4,888,978
Class C
Subscriptions	1,081,443	10,581,204	2,417,270	23,956,078
Proceeds received in connection with merger	—	—	—	—
Distributions reinvested	—	—	15,776	144,978
Redemptions	(440,723)	(4,355,023)	(357,977)	(3,348,585)
Net increase	640,720	6,226,181	2,075,069	20,752,471
Class D
Subscriptions	13	129	162	1,578
Distributions reinvested	—	—	138	1,272
Redemptions	(167)	(1,642)	(92)	(887)
Net increase (decrease)	(154)	(1,513)	208	1,963
Class Z
Subscriptions	4,412,975	44,233,824	7,178,048	72,235,184
Proceeds received in connection with merger	—	—	—	—
Distributions reinvested	—	—	349,850	3,302,585
Redemptions	(1,942,928)	(19,896,112)	(4,648,824)	(45,712,644)
Net increase (decrease)	2,470,047	24,337,712	2,879,074	29,825,125

See Accompanying Notes to Financial Statements.

	Strategic Investor Fund
	(Unaudited) Six Months Ended February 28, 2007		Year Ended August 31, 2006
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	660,876	13,198,723	1,927,245	40,285,610
Proceeds received in connection with merger	4,450,341	82,357,510	—	—
Distributions reinvested	1,124,512	21,007,498	629,370	12,719,557
Redemptions	(1,752,878)	(34,802,706)	(2,520,791)	(52,743,966)
Net increase	4,482,851	81,761,025	35,824	261,201
Class B
Subscriptions	95,995	1,864,142	453,077	9,349,459
Proceeds received in connection with merger	250,516	4,551,995	—	—
Distributions reinvested	329,685	6,035,882	169,557	3,377,578
Redemptions	(329,794)	(6,400,977)	(516,974)	(10,584,904)
Net increase	346,402	6,051,042	105,660	2,142,133
Class C
Subscriptions	149,525	2,892,424	576,305	11,877,513
Proceeds received in connection with merger	50,149	911,399	—	—
Distributions reinvested	268,370	4,915,740	136,921	2,728,824
Redemptions	(313,327)	(6,109,514)	(488,203)	(10,023,576)
Net increase	154,717	2,610,049	225,023	4,582,761
Class D
Subscriptions	322	6,212	1,201	24,602
Distributions reinvested	2,697	49,351	1,587	31,620
Redemptions	(88)	(1,715)	(7,281)	(149,554)
Net increase (decrease)	2,931	53,848	(4,493)	(93,332)
Class Z
Subscriptions	1,354,457	26,833,127	2,016,913	42,353,109
Proceeds received in connection with merger	34,148,204	632,523,647	—	—
Distributions reinvested	1,364,378	25,644,850	858,956	17,376,682
Redemptions	(3,559,602)	(70,495,230)	(7,037,088)	(147,257,231)
Net increase (decrease)	33,307,437	614,506,394	(4,161,219)	(87,527,440)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity

	Balanced Fund
	(Unaudited) Six Months Ended February 28, 2007		Year Ended August 31, 2006
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	45,075	1,067,215	83,879	1,850,552
Distributions reinvested	1,692	39,547	2,728	59,984
Redemptions	(11,560)	(273,424)	(58,116)	(1,274,763)
Net increase (decrease)	35,207	833,338	28,491	635,773
Class B
Subscriptions	19,017	448,197	61,070	1,340,143
Distributions reinvested	1,800	41,952	3,339	73,387
Redemptions	(47,593)	(1,122,420)	(118,655)	(2,606,802)
Net decrease	(26,776)	(632,271)	(54,246)	(1,193,272)
Class C
Subscriptions	11,138	261,849	31,610	695,179
Distributions reinvested	355	8,293	449	9,866
Redemptions	(19,333)	(463,901)	(9,567)	(211,279)
Net increase (decrease)	(7,840)	(193,759)	22,492	493,766
Class D
Subscriptions	3	70	238	5,124
Distributions reinvested	59	1,387	100	2,200
Redemptions	(1,635)	(38,908)	(4,434)	(96,931)
Net decrease	(1,573)	(37,451)	(4,096)	(89,607)
Class Z
Subscriptions	221,887	5,244,298	747,580	16,482,201
Distributions reinvested	106,839	2,489,400	247,182	5,424,504
Redemptions	(1,735,971)	(40,685,753)	(4,769,871)	(104,952,179)
Net decrease	(1,407,245)	(32,952,055)	(3,775,109)	(83,045,474)

See Accompanying Notes to Financial Statements.

	Oregon Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended February 28, 2007		Year Ended August 31, 2006
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	14,426	176,939	267,352	3,253,116
Distributions reinvested	3,866	47,418	7,222	88,108
Redemptions	(32,702)	(400,822)	(88,497)	(1,075,854)
Net increase (decrease)	(14,410)	(176,465)	186,077	2,265,370
Class B
Subscriptions	1,827	22,378	5,444	66,548
Distributions reinvested	695	8,525	1,433	17,497
Redemptions	(4,551)	(55,922)	(30,825)	(376,823)
Net decrease	(2,029)	(25,019)	(23,948)	(292,778)
Class C
Subscriptions	9,862	120,739	14,183	173,313
Distributions reinvested	672	8,240	1,205	14,707
Redemptions	(1,116)	(13,725)	(13,321)	(162,835)
Net increase (decrease)	9,418	115,254	2,067	25,185
Class D
Subscriptions	—	—	—	—
Distributions reinvested	460	5,645	1,279	15,623
Redemptions	(11,963)	(146,618)	(10,821)	(131,939)
Net decrease	(11,503)	(140,973)	(9,542)	(116,316)
Class Z
Subscriptions	1,258,486	15,428,083	1,692,884	20,710,082
Distributions reinvested	459,669	5,638,502	952,126	11,624,480
Redemptions	(1,773,965)	(21,737,047)	(4,538,678)	(55,440,782)
Net decrease	(55,810)	(670,462)	(1,893,668)	(23,106,220)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity

	Conservative High Yield Fund
	(Unaudited) Six Months Ended February 28, 2007		Year Ended August 31, 2006
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	678,439	5,697,330	3,633,136	30,706,601
Distributions reinvested	524,201	4,409,219	1,475,174	12,410,179
Redemptions	(5,527,511)	(46,422,759)	(21,793,217)	(184,016,358)
Net decrease	(4,324,871)	(36,316,210)	(16,684,907)	(140,899,578)
Class B
Subscriptions	95,151	797,605	233,945	1,977,598
Distributions reinvested	151,146	1,271,668	350,287	2,944,311
Redemptions	(1,147,528)	(9,641,463)	(2,841,526)	(23,901,260)
Net decrease	(901,231)	(7,572,190)	(2,257,294)	(18,979,351)
Class C
Subscriptions	51,294	431,090	149,813	1,264,512
Distributions reinvested	24,198	203,597	57,564	483,809
Redemptions	(232,614)	(1,954,710)	(888,267)	(7,484,301)
Net decrease	(157,122)	(1,320,023)	(680,890)	(5,735,980)
Class D
Subscriptions	8,673	72,862	31,924	269,498
Distributions reinvested	73,084	614,778	193,235	1,625,051
Redemptions	(886,876)	(7,450,134)	(2,649,214)	(22,354,841)
Net decrease	(805,119)	(6,762,494)	(2,424,055)	(20,460,292)
Class Z
Subscriptions	5,542,706	46,587,535	15,822,759	133,488,837
Distributions reinvested	988,586	8,317,510	2,520,423	21,202,881
Redemptions	(15,823,117)	(132,864,716)	(46,067,304)	(388,356,280)
Net decrease	(9,291,825)	(77,959,671)	(27,724,122)	(233,664,562)

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Stock Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Period Ended December 31,
Class A Shares	2007		2006		2005		2004		2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$18.89		$15.76		$13.04		$11.34		$10.05		$10.04
Income from Investment Operations:
Net investment income (loss) (c)	0.01		0.26		0.25		0.01		0.04		(0.02)
Net realized and unrealized gain on investments, foreign currency and foreign capital gains tax	2.25		3.17		2.47		1.69		1.25		0.03
Total from investment operations	2.26		3.43		2.72		1.70		1.29		0.01
Less Distributions Declared to Shareholders:
From net investment income	(0.29)		(0.13)		—	(d)	—		—		—
From net realized gains	(1.97)		(0.17)		—		—		—		—
Total Distributions Declared to Shareholders	(2.26)		(0.30)		—	(d)	—		—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—		—
Net Asset Value, End of Period	$18.89		$18.89		$15.76		$13.04		$11.34		$10.05
Total return (e)	12.28	%(f)(g)	21.98	%(f)	20.89	%(f)	14.99	%(f)	12.84	%(g)	0.10	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (h)	1.21	%(i)	1.19%		1.25%		1.72%		1.90	%(i)	1.86	%(i)
Interest expense	0.01	%(i)	—	%(j)	—		—		—		—
Total expenses (h)	1.22	%(i)	1.19%		1.25%		1.72%		1.90	%(i)	1.86	%(i)
Net investment income (loss) (h)	0.07	%(i)	1.49%		1.71%		0.10%		0.61	%(i)	(0.39	)%(i)
Waiver/Reimbursement	0.10	%(i)	0.08%		0.09%		0.09%		—		—
Portfolio turnover rate	33	%(g)	95%		66%		90%		43	%(g)	96%
Net assets, end of period (000's)	$295,037		$277,295		$71,270		$24,119		$21,664		$20,178

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Stock Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Period Ended December 31,
Class B Shares	2007		2006		2005		2004		2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$18.44		$15.37		$12.81		$11.23		$10.02		$10.04
Income from Investment Operations:
Net investment income (loss) (c)	(0.06)		0.11		0.07		(0.09)		(0.03)		(0.05)
Net realized and unrealized gain on investments, foreign currency and foreign capital gains tax	2.20		3.14		2.49		1.67		1.24		0.03
Total from investment operations	2.14		3.25		2.56		1.58		1.21		(0.02)
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.01)		—		—		—		—
From net realized gains	(1.97)		(0.17)		—		—		—		—
Total Distributions Declared to Shareholders	(2.12)		(0.18)		—		—		—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—		—
Net Asset Value, End of Period	$18.46		$18.44		$15.37		$12.81		$11.23		$10.02
Total return (e)(f)	11.85	%(g)	21.30%		19.98%		14.07%		12.08	%(g)	(0.20	)%(g)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (h)	1.96	%(i)	1.94%		2.01%		2.50%		2.98	%(i)	3.64	%(i)
Interest expense	0.01	%(i)	—	%(j)	—		—		—		—
Total expenses (h)	1.97	%(i)	1.94%		2.01%		2.50%		2.98	%(i)	3.64	%(i)
Net investment income (loss) (h)	(0.67	)%(i)	0.62%		0.47%		(0.69)%		(0.47	)%(i)	(2.17	)%(i)
Waiver/Reimbursement	0.10	%(i)	0.08%		0.10%		0.18%		0.11	%(i)	0.11	%(i)
Portfolio turnover rate	33	%(g)	95%		66%		90%		43	%(g)	96%
Net assets, end of period (000's)	$36,647		$42,585		$12,026		$10,221		$10,316		$10,920

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Stock Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,
Class C Shares	2007		2006		2005	2004 (a)
Net Asset Value, Beginning of Period	$18.51		$15.43		$12.86	$12.27
Income from Investment Operations:
Net investment income (loss) (b)	(0.06)		0.13		0.07	(0.01)
Net realized and unrealized gain on investments, foreign currency and foreign capital gains tax	2.21		3.13		2.50	0.60
Total from investment operations	2.15		3.26		2.57	0.59
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.01)		—	—
From net realized gains	(1.97)		(0.17)		—	—
Total Distributions Declared to Shareholders	(2.12)		(0.18)		—	—
Redemption Fees:
Redemption fees added to paid-in-capital (b)(c)	—		—		—	—
Net Asset Value, End of Period	$18.54		$18.51		$15.43	$12.86
Total return (d)(e)	11.86	%(f)	21.28%		19.98%	4.81	%(f)
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (g)	1.96	%(h)	1.94%		2.01%	2.11	%(h)
Interest expense	0.01	%(h)	—	%(i)	—	—
Total expenses (g)	1.97	%(h)	1.94%		2.01%	2.11	%(h)
Net investment income (loss) (g)	(0.68	)%(h)	0.75%		0.46%	(0.05	)%(h)
Waiver/Reimbursement	0.10	%(h)	0.08%		0.10%	0.35	%(h)
Portfolio turnover rate	33	%(f)	95%		66%	90%
Net assets, end of period (000's)	$28,720		$27,806		$904	$632

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Stock Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Period Ended December 31,
Class D Shares	2007		2006		2005		2004		2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$18.57		$15.48		$12.91		$11.27		$10.02		$10.04
Income from Investment Operations:
Net investment income (loss) (c)	(0.06)		0.11		0.06		(0.04)		—	(d)	(0.04)
Net realized and unrealized gain on investments, foreign currency and foreign capital gains tax	2.22		3.16		2.51		1.68		1.25		0.02
Total from investment operations	2.16		3.27		2.57		1.64		1.25		(0.02)
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.01)		—		—		—		—
From net realized gains	(1.97)		(0.17)		—		—		—		—
Total Distributions Declared to Shareholders	(2.12)		(0.18)		—		—		—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—		—
Net Asset Value, End of Period	$18.61		$18.57		$15.48		$12.91		$11.27		$10.02
Total return (e)(f)	11.88	%(g)	21.27%		19.91%		14.55%		12.48	%(g)	(0.20	)%(g)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (h)	1.96	%(i)	1.94%		2.01%		2.10%		2.49	%(i)	3.48	%(i)
Interest expense	0.01	%(i)	—	%(j)	—		—		—		—
Total expenses (h)	1.97	%(i)	1.94%		2.01%		2.10%		2.49	%(i)	3.48	%(i)
Net investment income (loss) (h)	(0.68	)%(i)	0.66%		0.40%		(0.27)%		0.02	%(i)	(2.01	)%(i)
Waiver/Reimbursement	0.10	%(i)	0.08%		0.10%		0.57%		0.75	%(i)	0.75	%(i)
Portfolio turnover rate	33	%(g)	95%		66%		90%		43	%(g)	96%
Net assets, end of period (000's)	$820		$765		$740		$738		$633		$542

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Stock Fund

Selected data for a fund share outstanding throughout each period is as follows:

Class G Shares	(Unaudited) Six Months Ended February 28, 2007		Year Ended August 31, 2006		Period Ended August 31, 2005 (a)
Net Asset Value, Beginning of Period	$18.43		$15.37		$15.06
Income from Investment Operations:
Net investment income (loss) (b)	(0.06)		0.05		0.12
Net realized and unrealized gain on investments, foreign currency and foreign capital gains tax	2.21		3.20		0.19
Total from investment operations	2.15		3.25		0.31
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.02)		—
From net realized gains	(1.97)		(0.17)		—
Total Distributions Declared to Shareholders	(2.13)		(0.19)		—
Redemption Fees:
Redemption fees added to paid-in-capital (b)(c)	—		—		—
Net Asset Value, End of Period	$18.45		$18.43		$15.37
Total return (d)(e)	11.91	%(f)	21.29%		2.06	%(f)
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (g)	1.91	%(h)	1.89%		1.93	%(h)
Interest expense	0.01	%(h)	—	%(i)	—
Total expenses (g)	1.92	%(h)	1.89%		1.93	%(h)
Net investment income (loss) (g)	(0.61	)%(h)	0.32%		0.81	%(h)
Waiver/Reimbursement	0.10	%(h)	0.08%		0.08	%(h)
Portfolio turnover rate	33	%(f)	95%		66%
Net assets, end of period (000's)	$763		$1,215		$4,015

(a)  Class G shares were initially offered on March 18, 2005. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Stock Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended December 31,
Class Z Shares	2007		2006		2005		2004		2003 (a)		2002 (b)		2001
Net Asset Value, Beginning of Period	$19.03		$15.85		$13.14		$11.40		$10.05		$12.03		$14.77
Income from Investment Operations:
Net investment income	0.03	(c)	0.29	(c)	0.25	(c)	0.11	(c)	0.07	(c)	—	(c)(d)	0.01
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	2.27		3.23		2.53		1.67		1.27		(1.94)		(2.74)
Total from investment operations	2.30		3.52		2.78		1.78		1.34		(1.94)		(2.73)
Less Distributions Declared to Shareholders:
From net investment income	(0.34)		(0.17)		(0.07)		(0.04)		—		(0.01)		(0.01)
From net realized gains	(1.97)		(0.17)		—		—		—		—		—
Return of capital	—		—		—		—		—		(0.03)		—
Total Distributions Declared to Shareholders	(2.31)		(0.34)		(0.07)		(0.04)		—		(0.04)		(0.01)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	0.01	(c)	—		—
Net Asset Value, End of Period	$19.02		$19.03		$15.85		$13.14		$11.40		$10.05		$12.03
Total return (e)	12.40	%(f)(g)	22.45	%(f)	21.20	%(f)	15.65	%(f)	13.43	%(f)(g)	(16.10	)%(f)	(18.47)%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (h)	0.96	%(i)	0.94%		1.00%		1.10%		1.47	%(i)	1.49%		1.56%
Interest expense	0.01	%(i)	—	%(j)	—		—		—		—		—
Total expenses (h)	0.97	%(i)	0.94%		1.00%		1.10%		1.47	%(i)	1.49%		1.56%
Net investment income (loss) (h)	0.32	%(i)	1.63%		1.71%		0.81%		1.03	%(i)	(0.02)%		0.06%
Waiver/Reimbursement	0.10	%(i)	0.08%		0.10%		0.18%		0.12	%(i)	0.12%		—
Portfolio turnover rate	33	%(g)	95%		66%		90%		43	%(g)	96%		130%
Net assets, end of period (000's)	$999,465		$1,005,878		$964,495		$558,082		$248,718		$143,332		$135,626

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Growth Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Period Ended December 31,
Class A Shares	2007		2006		2005		2004		2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$24.01		$22.16		$16.99		$18.09		$14.77		$15.15
Income from Investment Operations:
Net investment income (loss) (c)	0.01		(0.10)		(0.15)		(0.23)		(0.14)		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	3.00		2.26		5.32		(0.87)		3.46		(0.36)
Total from investment operations	3.01		2.16		5.17		(1.10)		3.32		(0.38)
Less Distributions Declared to Shareholders:
From net realized gains	(1.46)		(0.31)		—		—		—		—
Net Asset Value, End of Period	$25.56		$24.01		$22.16		$16.99		$18.09		$14.77
Total return (d)	12.64	%(f)	9.76	%(e)	30.43	%(e)	(6.08	)%(e)	22.48	%(e)(f)	(2.51	)%(e)(f)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (g)	1.16	%(h)	1.21%		1.23%		1.53%		1.60	%(h)	1.49	%(h)
Interest expense	—	%(h)(i)	—		—	%(i)	—		—		—
Total expenses (g)	1.16	%(h)	1.21%		1.23%		1.53%		1.60	%(h)	1.49	%(h)
Net investment income (loss) (g)	0.05	%(h)	(0.43)%		(0.76)%		(1.21)%		(1.31	)%(h)	(1.22	)%(h)
Waiver/Reimbursement	—		0.01%		0.05%		0.02%		0.01	%(h)	0.01	%(h)
Portfolio turnover rate	79	%(f)	67%		104%		139%		78	%(f)	88%
Net assets, end of period (000's)	$47,018		$12,654		$6,078		$4,432		$4,525		$1,180

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Growth Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Period Ended December 31,
Class B Shares	2007		2006		2005		2004		2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$23.32		$21.69		$16.75		$17.98		$14.76		$15.15
Income from Investment Operations:
Net investment loss (c)	(0.08)		(0.28)		(0.30)		(0.36)		(0.22)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	2.91		2.22		5.24		(0.87)		3.44		(0.35)
Total from investment operations	2.83		1.94		4.94		(1.23)		3.22		(0.39)
Less Distributions Declared to Shareholders:
From net realized gains	(1.46)		(0.31)		—		—		—		—
Net Asset Value, End of Period	$24.69		$23.32		$21.69		$16.75		$17.98		$14.76
Total return (d)	12.23	%(f)	8.95	%(e)	29.49	%(e)	(6.84	)%(e)	21.82	%(e)(f)	(2.57	)%(e)(f)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (g)	1.91	%(h)	1.96%		1.98%		2.29%		2.36	%(h)	2.32	%(h)
Interest expense	—	%(h)(i)	—		—	%(i)	—		—		—
Total expenses (g)	1.91	%(h)	1.96%		1.98%		2.29%		2.36	%(h)	2.32	%(h)
Net investment loss (g)	(0.70	)%(h)	(1.19)%		(1.51)%		(1.97)%		(2.06	)%(h)	(2.05	)%(h)
Waiver/Reimbursement	—		0.01%		0.05%		0.10%		0.12	%(h)	0.12	%(h)
Portfolio turnover rate	79	%(f)	67%		104%		139%		78	%(f)	88%
Net assets, end of period (000's)	$20,609		$7,452		$6,377		$5,079		$4,242		$3,383

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Growth Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,
Class C Shares	2007		2006		2005		2004 (a)
Net Asset Value, Beginning of Period	$23.37		$21.74		$16.79		$17.88
Income from Investment Operations:
Net investment loss (b)	(0.09)		(0.28)		(0.30)		(0.30)
Net realized and unrealized gain (loss) on investments and foreign currency	2.92		2.22		5.25		(0.79)
Total from investment operations	2.83		1.94		4.95		(1.09)
Less Distributions Declared to Shareholders:
From net realized gains	(1.46)		(0.31)		—		—
Net Asset Value, End of Period	$24.74		$23.37		$21.74		$16.79
Total return (c)	12.21	%(e)	8.93	%(d)	29.48	%(d)	(6.10	)%(d)(e)
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (f)	1.91	%(g)	1.96%		1.98%		2.18	%(g)
Interest expense	—	%(g)(h)	—		—	%(h)	—
Total expenses (f)	1.91	%(g)	1.96%		1.98%		2.18	%(g)
Net investment loss (f)	(0.71	)%(g)	(1.16)%		(1.52)%		(1.83	)%(g)
Waiver/Reimbursement	—		0.01%		0.05%		0.08	%(g)
Portfolio turnover rate	79	%(e)	67%		104%		139%
Net assets, end of period (000's)	$6,042		$2,454		$674		$501

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Growth Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Period Ended December 31,
Class D Shares	2007		2006		2005		2004		2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$23.34		$21.71		$16.77		$17.98		$14.76		$15.15
Income from Investment Operations:
Net investment loss (c)	(0.09)		(0.28)		(0.30)		(0.34)		(0.21)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	2.92		2.22		5.24		(0.87)		3.43		(0.35)
Total from investment operations	2.83		1.94		4.94		(1.21)		3.22		(0.39)
Less Distributions Declared to Shareholders:
From net realized gains	(1.46)		(0.31)		—		—		—		—
Net Asset Value, End of Period	$24.71		$23.34		$21.71		$16.77		$17.98		$14.76
Total return (d)	12.22	%(f)	8.94	%(e)	29.46	%(e)	(6.73	)%(e)	21.82	%(e)(f)	(2.57	)%(e)(f)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (g)	1.91	%(h)	1.96%		1.98%		2.19%		2.27	%(h)	2.32	%(h)
Interest expense	—	%(h)(i)	—		—	%(i)	—		—		—
Total expenses (g)	1.91	%(h)	1.96%		1.98%		2.19%		2.27	%(h)	2.32	%(h)
Net investment loss (g)	(0.72	)%(h)	(1.20)%		(1.54)%		(1.87)%		(1.97	)%(h)	(2.05	)%(h)
Waiver/Reimbursement	—		0.01%		0.05%		0.08%		0.09	%(h)	0.09	%(h)
Portfolio turnover rate	79	%(f)	67%		104%		139%		78	%(f)	88%
Net assets, end of period (000's)	$421		$383		$438		$599		$737		$433

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Growth Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Period Ended December 31,
Class G Shares	2007		2006		2005		2004		2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$23.27		$21.63		$16.70		$17.98		$14.77		$15.15
Income from Investment Operations:
Net investment loss (c)	(0.08)		(0.27)		(0.29)		(0.41)		(0.23)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	2.90		2.22		5.22		(0.87)		3.44		(0.34)
Total from investment operations	2.82		1.95		4.93		(1.28)		3.21		(0.38)
Less Distributions Declared to Shareholders:
From net realized gains	(1.46)		(0.31)		—		—		—		—
Net asset Value, End of Period	$24.63		$23.27		$21.63		$16.70		$17.98		$14.77
Total return (d)	12.22	%(e)	9.02	%(f)	29.52	%(f)	(7.12	)%(f)	21.73	%(e)	(2.51	)%(e)
Ratiosto Average Net Assets/ Supplemental Data:
Operating expenses (g)	1.86	%(h)	1.91%		1.93%		2.57%		2.47	%(h)	2.35	%(h)
Interest expense	—	%(h)(i)	—		—	%(i)	—		—		—
Total expenses (g)	1.86	%(h)	1.91%		1.93%		2.57%		2.47	%(h)	2.35	%(h)
Net investment loss (g)	(0.68	)%(h)	(1.15)%		(1.47)%		(2.25)%		(2.17	)%(h)	(2.08	)%(h)
Waiver/Reimbursement	—		0.01%		0.05%		0.01%		—		—
Portfolio turnover rate	79	%(e)	67%		104%		139%		78	%(e)	88%
Net assets, end of period (000's)	$510		$593		$724		$647		$806		$753

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class G shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Growth Fund

Selected data for a fund share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended February 28, 2007		Period Ended August 31, 2006 (a)
Net Asset Value, Beginning of Period	$23.97		$24.44
Income from Investment Operations:
Net investment loss (b)	(0.03)		(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	3.00		(0.37)
Total from investment operations	2.97		(0.47)
Less Distributions Declared to Shareholders:
From net realized gains	(1.46)		—
Net Asset Value, End of Period	$25.48		$23.97
Total return (c)(d)	12.49%		(1.92)%
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (e)(f)	1.41%		1.47%
Interest expense	—	%(f)(g)	—
Total expenses (e)(f)	1.41%		1.47%
Net investment loss (e)(f)	(0.24)%		(0.66)%
Portfolio turnover rate	79	%(d)	67%
Net assets, end of period (000's)	$161		$57

(a)  Class R shares were initially offered on January 23, 2006. Total return reflects activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Growth Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Period Ended December 31,
Class T Shares	2007		2006		2005		2004		2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$24.04		$22.20		$17.03		$18.12		$14.79		$15.15
Income from Investment Operations:
Net investment loss (c)	—	(d)	(0.12)		(0.16)		(0.22)		(0.12)		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	3.00		2.27		5.33		(0.87)		3.45		(0.34)
Total from investment operations	3.00		2.15		5.17		(1.09)		3.33		(0.36)
Less Distributions Declared to Shareholders:
From net realized gains	(1.46)		(0.31)		—		—		—		—
Net Asset Value, End of Period	$25.58		$24.04		$22.20		$17.03		$18.12		$14.79
Total return (e)	12.58	%(g)	9.70	%(f)	30.36	%(f)	(6.02	)%(f)	22.52	%(g)	(2.38	)%(g)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (h)	1.21	%(i)	1.26%		1.28%		1.50%		1.46	%(i)	1.45	%(i)
Interest expense	—	%(i)(j)	—		—	%(j)	—		—		—
Total expenses (h)	1.21	%(i)	1.26%		1.28%		1.50%		1.46	%(i)	1.45	%(i)
Net investment loss (h)	(0.02	)%(i)	(0.50)%		(0.82)%		(1.19)%		(1.16	)%(i)	(1.18	)%(i)
Waiver/Reimbursement	—		0.01%		0.05%		0.01%		—		—
Portfolio turnover rate	79	%(g)	67%		104%		139%		78	%(g)	88%
Net assets, end of period (000's)	$28,497		$27,101		$27,969		$25,236		$29,920		$25,966

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class T shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Growth Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended December 31,
Class Z Shares	2007		2006		2005		2004		2003 (a)		2002 (b)		2001
Net Asset Value, Beginning of Period	$24.35		$22.41		$17.14		$18.17		$14.79		$19.60		$25.99
Income from Investment Operations:
Net investment income (loss)	0.04	(c)	(0.05	)(c)	(0.10	)(c)	(0.14	)(c)	(0.08	)(c)	(0.13	)(c)	(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	3.04		2.30		5.37		(0.89)		3.46		(4.68)		(5.35)
Total from investment operations	3.08		2.25		5.27		(1.03)		3.38		(4.81)		(5.46)
Less Distributions Declared to Shareholders:
From net investment income	(0.05)		—		—		—		—		—		—
From net realized gains	(1.46)		(0.31)		—		—		—		—		(0.93)
Total Distributions Declared to Shareholders	(1.51)		(0.31)		—		—		—		—		(0.93)
Net Asset Value, End of Period	$25.92		$24.35		$22.41		$17.14		$18.17		$14.79		$19.60
Total return (d)	12.74	%(f)	10.06	%(e)	30.75	%(e)	(5.67	)%(e)	22.85	%(e)(f)	(24.54	)%(e)	(20.98)%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (g)	0.91	%(h)	0.96%		0.98%		1.07%		1.09	%(h)	1.12%		1.08%
Interest expense	—	%(h)(i)	—		—	%(i)	—		—		—		—
Total expenses (g)	0.91	%(h)	0.96%		0.98%		1.07%		1.09	%(h)	1.12%		1.08%
Net investment income (loss) (g)	0.29	%(h)	(0.20)%		(0.52)%		(0.75)%		(0.80	)%(h)	(0.85)%		(0.49)%
Waiver/Reimbursement	—		0.01%		0.05%		0.05%		0.05	%(h)	0.05%		—
Portfolio turnover rate	79	%(f)	67%		104%		139%		78	%(f)	88%		186%
Net assets, end of period (000's)	$1,416,815		$807,089		$799,505		$825,988		$998,943		$807,342		$786,071

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Fund I

Selected data for a fund share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended February 28, 2007		Period Ended August 31, 2006 (a)
Net Asset Value, Beginning of Period	$30.29		$27.47
Income from Investment Operations:
Net investment loss (b)	(0.14)		(0.30)
Net realized and unrealized gain on investments and foreign currency	3.72		4.01
Total from investment operations	3.58		3.71
Less Distributions Declared to Shareholders:
From net realized gains	(4.73)		(0.89)
Net Asset Value, End of Period	$29.14		$30.29
Total return (c)(d)	12.15%		13.73%
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (e)(f)	1.40%		1.46%
Interest expense (f)(g)	—%		—%
Total expenses (e)(f)	1.40%		1.46%
Net investment loss (e)(f)	(0.94)%		(1.15)%
Portfolio turnover rate	58	%(d)	109%
Net assets, end of period (000's)	$10,117		$2,836

(a)  Class A shares were initially offered November 1, 2005.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent defered sales charge.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Fund I

Selected data for a fund share outstanding throughout each period is as follows:

Class B Shares	(Unaudited) Six Months Ended February 28, 2007		Period Ended August 31, 2006 (a)
Net Asset Value, Beginning of Period	$30.14		$27.47
Income from Investment Operations:
Net investment loss (b)	(0.25)		(0.50)
Net realized and unrealized gain on investments and foreign currency	3.69		4.06
Total from investment operations	3.44		3.56
Less Distributions Declared to Shareholders:
From net realized gains	(4.73)		(0.89)
Net Asset Value, End of Period	$28.85		$30.14
Total return (c)(d)	11.72%		13.17%
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (e)(f)	2.15%		2.21%
Interest expense (f)(g)	—%		—%
Total expenses (e)(f)	2.15%		2.21%
Net investment loss (e)(f)	(1.67)%		(1.92)%
Portfolio turnover rate	58	%(d)	109%
Net assets, end of period (000's)	$779		$521

(a)  Class B shares were initially offered November 1, 2005.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Fund I

Selected data for a fund share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended February 28, 2007		Period Ended August 31, 2006 (a)
Net Asset Value, Beginning of Period	$30.14		$27.47
Income from Investment Operations:
Net investment loss (b)	(0.25)		(0.49)
Net realized and unrealized gain on investments and foreign currency	3.69		4.05
Total from investment operations	3.44		3.56
Less Distributions Declared to Shareholders:
From net realized gains	(4.73)		(0.89)
Net Asset Value, End of Period	$28.85		$30.14
Total return (c)(d)	11.72%		13.17%
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (e)(f)	2.15%		2.21%
Interest expense (f)(g)	—%		—%
Total expenses (e)(f)	2.15%		2.21%
Net investment loss (e)(f)	(1.69)%		(1.92)%
Portfolio turnover rate	58	%(d)	109%
Net assets, end of period (000's)	$1,232		$427%

(a)  Class C shares were initially offered November 1, 2005.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Fund I

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended December 31,
Class Z Shares	2007		2006		2005		2004		2003 (a)		2002 (b)		2001
Net Asset Value, Beginning of Period	$30.36		$27.80		$21.32		$21.62		$16.30		$22.20		$25.87
Income from Investment Operations:
Net investment loss	(0.10	)(c)	(0.29	)(c)	(0.24	)(c)	(0.24	)(c)	(0.13	)(c)	(0.17	)(c)	(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	3.73		3.74		6.72		(0.06)		5.45		(5.73)		(3.54)
Total from investment operations	3.63		3.45		6.48		(0.30)		5.32		(5.90)		(3.67)
Less Distributions Declared to Shareholders:
From net realized gains	(4.73)		(0.89)		—		—		—		—		—
Net Asset Value, End of Period	$29.26		$30.36		$27.80		$21.32		$21.62		$16.30		$22.20
Total return (d)	12.30	%(e)	12.64	%(f)	30.39	%(g)	(1.39)%		32.64	%(e)	(26.58)%		(14.19)%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (h)	1.15	%(i)	1.20%		1.16%		1.18%		1.28	%(i)	1.24%		1.23%
Interest expense	—	%(i)(j)	—	%(j)	—	%(j)	—		—		—		—
Total expenses (h)	1.15	%(i)	1.20%		1.16%		1.18%		1.28	%(i)	1.24%		1.23%
Net investment loss (h)	(0.67	)%(i)	(0.96)%		(0.99)%		(1.01)%		(1.09	)%(i)	(0.90)%		(0.71)%
Waiver/Reimbursement	—		—	%(j)	—		—		—		—		—
Portfolio turnover rate	58	%(e)	109%		114%		118%		79	%(e)	109%		129%
Net assets, end of period (000's)	$208,210		$193,493		$214,659		$543,016		$637,616		$493,031		$617,966

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of its expenses, total return would have been reduced.

(g)  Total return includes a reimbursement of loss experienced by the Fund due to compliance violation. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Real Estate Equity Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Period Ended December 31,
Class A Shares	2007		2006		2005	2004	2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$29.07		$27.84		$25.59	$21.04	$17.80		$17.01
Income from Investment Operations:
Net investment income (loss) (c)	(0.04)		0.39		0.79 (d)	0.77	0.36	(e)	0.26
Net realized and unrealized gain on investments	4.90		4.90		4.73	4.67	3.11	(e)	0.78
Total from investment operations	4.86		5.29		5.52	5.44	3.47		1.04
Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.78)		(0.75)	(0.70)	(0.23)		(0.25)
From net realized gains	(5.07)		(3.28)		(2.52)	(0.19)	—		—
Total Distributions Declared to Shareholders	(5.26)		(4.06)		(3.27)	(0.89)	(0.23)		(0.25)
Net Asset Value, End of Period	$28.67		$29.07		$27.84	$25.59	$21.04		$17.80
Total return (f)	17.49	%(g)	21.66%		22.65%	26.42%	19.62	%(g)	6.10	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (h)	1.21	%(i)	1.19%		1.18%	1.20%	1.55	%(i)	1.43	%(i)
Interest expense	—	%(i)(j)	—	%(j)	—	—	—		—
Total expenses (h)	1.21	%(i)	1.19%		1.18%	1.20%	1.55	%(i)	1.43	%(i)
Net investment income (loss) (h)	(0.28	)%(i)	1.45%		2.98%	3.27%	2.70	%(e)(i)	4.81	%(i)
Portfolio turnover rate	43	%(g)	10%		10%	28%	33	%(g)	53%
Net assets, end of period (000's)	$50,470		$44,685		$45,756	$32,703	$12,364		$905

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

(e)  Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 3.12% to 2.70%. Per share data and ratios for the period prior to August 31, 2003 have not been restated to reflect this change in policy.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Real Estate Equity Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Period Ended December 31,
Class B Shares	2007		2006		2005	2004	2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$29.09		$27.85		$25.60	$21.03	$17.82		$17.01
Income from Investment Operations:
Net investment income (loss) (c)	(0.15)		0.19		0.60 (d)	0.58	0.24	(e)	0.22
Net realized and unrealized gain on investments	4.91		4.90		4.73	4.70	3.12	(e)	0.81
Total from investment operations	4.76		5.09		5.33	5.28	3.36		1.03
Less Distributions Declared to Shareholders:
From net investment income	(0.08)		(0.57)		(0.56)	(0.52)	(0.15)		(0.22)
From net realized gains	(5.07)		(3.28)		(2.52)	(0.19)	—		—
Total Distributions Declared to Shareholders	(5.15)		(3.85)		(3.08)	(0.71)	(0.15)		(0.22)
Net Asset Value, End of Period	$28.70		$29.09		$27.85	$25.60	$21.03		$17.82
Total return (f)	17.06	%(g)	20.78%		21.74%	25.53%	18.97	%(g)	6.09	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (h)	1.96	%(i)	1.94%		1.93%	1.98%	2.37	%(i)	2.18	%(i)
Interest expense	—	%(i)(j)	—	%(j)	—	—	—		—
Total expenses (h)	1.96	%(i)	1.94%		1.93%	1.98%	2.37	%(i)	2.18	%(i)
Net investment income (loss) (h)	(1.03	)%(i)	0.72%		2.26%	2.47%	1.86	%(e)(i)	4.06	%(i)
Portfolio turnover rate	43	%(g)	10%		10%	28%	33	%(g)	53%
Net assets, end of period (000's)	$14,731		$13,309		$14,393	$11,234	$4,776		$1,074

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

(e)  Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 2.28% to 1.86%. Per share data and ratios for the period prior to August 31, 2003 have not been restated to reflect this change in policy.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Real Estate Equity Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,
Class C Shares	2007		2006		2005	2004 (a)
Net Asset Value, Beginning of Period	$29.06		$27.83		$25.58	$21.99
Income from Investment Operations:
Net investment income (loss) (b)	(0.15)		0.18		0.55 (c)	0.41
Net realized and unrealized gain on investments	4.90		4.90		4.78	3.72
Total from investment operations	4.75		5.08		5.33	4.13
Less Distributions Declared to Shareholders:
From net investment income	(0.08)		(0.57)		(0.56)	(0.35)
From net realized gains	(5.07)		(3.28)		(2.52)	(0.19)
Total Distributions Declared to Shareholders	(5.15)		(3.85)		(3.08)	(0.54)
Net Asset Value, End of Period	$28.66		$29.06		$27.83	$25.58
Total return (d)	17.04	%(e)	20.75%		21.75%	18.99	%(e)
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (f)	1.96	%(g)	1.94%		1.93%	1.95	%(g)
Interest expense	—	%(g)(h)	—	%(h)	—	—
Total expenses (f)	1.96	%(g)	1.94%		1.93%	1.95	%(g)
Net investment income (loss) (f)	(1.05	)%(g)	0.66%		2.08%	1.93	%(g)
Portfolio turnover rate	43	%(e)	10%		10%	28%
Net assets, end of period (000's)	$7,057		$5,486		$4,821	$2,404

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Real Estate Equity Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Period Ended December 31,
Class D Shares	2007		2006		2005	2004	2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$29.08		$27.84		$25.59	$21.03	$17.82		$17.01
Income from Investment Operations:
Net investment income (loss) (c)	(0.15)		0.20		0.60 (d)	0.65	0.27	(e)	0.21
Net realized and unrealized gain on investments	4.91		4.89		4.73	4.63	3.10	(e)	0.82
Total from investment operations	4.76		5.09		5.33	5.28	3.37		1.03
Less Distributions Declared to Shareholders:
From net investment income	(0.08)		(0.57)		(0.56)	(0.53)	(0.16)		(0.22)
From net realized gains	(5.07)		(3.28)		(2.52)	(0.19)	—		—
Total Distributions Declared to Shareholders	(5.15)		(3.85)		(3.08)	(0.72)	(0.16)		(0.22)
Net Asset Value, End of Period	$28.69		$29.08		$27.84	$25.59	$21.03		$17.82
Total return (f)	17.06	%(g)	20.78%		21.75%	25.55%	18.99	%(g)	6.09	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (h)	1.96	%(i)	1.94%		1.93%	1.96%	2.30	%(i)	2.18	%(i)
Interest expense	—	%(i)(j)	—	%(j)	—	—	—		—
Total expenses (h)	1.96	%(i)	1.94%		1.93%	1.96%	2.30	%(i)	2.18	%(i)
Net investment income (loss) (h)	(1.00	)%(i)	0.73%		2.28%	2.81%	2.02	%(e)(i)	4.06	%(i)
Portfolio turnover rate	43	%(g)	10%		10%	28%	33	%(g)	53%
Net assets, end of period (000's)	$3,618		$3,630		$4,263	$4,059	$3,466		$365

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

(e)  Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 2.44% to 2.02%. Per share data and ratios for the period prior to August 31, 2003 have not been restated to reflect this change in policy.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Real Estate Equity Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended December 31,
Class Z Shares	2007		2006		2005		2004	2003 (a)		2002 (b)	2001
Net Asset Value, Beginning of Period	$29.10		$27.86		$25.60		$21.06	$17.81		$18.04	$17.89
Income from Investment Operations:
Net investment income (loss)	—	(c)(d)	0.48	(c)	0.90	(c)(e)	0.88 (c)	0.39	(c)(f)	0.82 (c)	0.79
Net realized and unrealized gain (loss) on investments	4.89		4.88		4.70		4.62	3.14	(f)	(0.25)	0.15
Total from investment operations	4.89		5.36		5.60		5.50	3.53		0.57	0.94
Less Distributions Declared to Shareholders:
From net investment income	(0.23)		(0.84)		(0.82)		(0.77)	(0.28)		(0.71)	(0.72)
From net realized gains	(5.07)		(3.28)		(2.52)		(0.19)	—		(0.09)	(0.07)
Total Distributions Declared to Shareholders	(5.30)		(4.12)		(3.34)		(0.96)	(0.28)		(0.80)	(0.79)
Net Asset Value, End of Period	$28.69		$29.10		$27.86		$25.60	$21.06		$17.81	$18.04
Total return (g)	17.59	%(h)	21.99%		22.99%		26.72%	20.01	%(h)	3.12%	5.41%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (i)	0.96	%(j)	0.94%		0.93%		0.97%	1.08	%(j)	0.94%	0.95%
Interest expense	—	%(j)(k)	—	%(k)	—		—	—		—	—
Total expenses (i)	0.96	%(j)	0.94%		0.93%		0.97%	1.08	%(j)	0.94%	0.95%
Net investment income (loss) (i)	(0.03	)%(j)	1.78%		3.40%		3.78%	3.09	%(f)(j)	5.30%	4.65%
Portfolio turnover rate	43	%(h)	10%		10%		28%	33	%(h)	53%	41%
Net assets, end of period (000's)	$598,269		$578,899		$758,147		$872,924	$884,747		$774,646	$621,590

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

(f)  Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 3.51% to 3.09%. Per share data and ratios for the period prior to August 31, 2003 have not been restated to reflect this change in policy.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Technology Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Period Ended December 31,
Class A Shares	2007		2006		2005		2004		2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$9.33		$8.77		$6.50		$5.91		$3.79		$3.82
Income from Investment Operations:
Net investment loss (c)	(0.05)		(0.09)		(0.04)		(0.11)		(0.04)		(0.01)
Net realized and unrealized gain (loss) on investments, futures contracts and written options	1.04		1.21		2.31		0.70		2.16		(0.02)
Total from investment operations	0.99		1.12		2.27		0.59		2.12		(0.03)
Less Distributions Declared to Shareholders:
From net realized gains	—		(0.56)		—		—		—		—
Net Asset Value, End of Period	$10.32		$9.33		$8.77		$6.50		$5.91		$3.79
Total return (d)	10.61	%(e)	12.78	%(f)	34.92	%(f)	9.98	%(f)	55.94	%(e)(f)	(0.79	)%(e)(f)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (g)	1.37	%(h)	1.45%		1.85%		1.90%		1.90	%(h)	1.76	%(h)
Interest expense	—	%(h)(i)	—	%(i)	—		—		—		—
Total expenses (g)	1.37	%(h)	1.45%		1.85%		1.90%		1.90	%(h)	1.76	%(h)
Net investment loss (g)	(0.98	)%(h)	(0.95)%		(1.47)%		(1.51)%		(1.35	)%(h)	(1.35	)%(h)
Waiver/Reimbursement	—		—	%(i)	0.06%		0.53%		3.06	%(h)	1.24	%(h)
Portfolio turnover rate	87	%(e)	350%		328%		488%		523	%(e)	512%
Net assets, end of period (000's)	$89,225		$75,996		$14,696		$2,818		$376		$1

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Technology Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Period Ended December 31,
Class B Shares	2007		2006		2005		2004		2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$9.10		$8.57		$6.40		$5.86		$3.78		$3.82
Income from Investment Operations:
Net investment loss (c)	(0.08)		(0.16)		(0.17)		(0.16)		(0.07)		(0.01)
Net realized and unrealized gain (loss) on investments, futures contracts and written options	1.00		1.19		2.34		0.70		2.15		(0.03)
Total from investment operations	0.92		1.03		2.17		0.54		2.08		(0.04)
Less Distributions Declared to Shareholders:
From net realized gains	—		(0.50)		—		—		—		—
Net Asset Value, End of Period	$10.02		$9.10		$8.57		$6.40		$5.86		$3.78
Total return (d)	10.11	%(e)	11.98	%(f)	33.91	%(f)	9.22	%(f)	55.03	%(e)(f)	(1.05	)%(e)(f)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (g)	2.12	%(h)	2.20%		2.60%		2.65%		2.65	%(h)	2.51	%(h)
Interest expense	—	%(h)(i)	—	%(i)	—		—		—		—
Total expenses (g)	2.12	%(h)	2.20%		2.60%		2.65%		2.65	%(h)	2.51	%(h)
Net investment loss (g)	(1.74	)%(h)	(1.70)%		(2.29)%		(2.30)%		(2.11	)%(h)	(2.10	)%(h)
Waiver/Reimbursement	—		—	%(i)	0.06%		0.48%		2.40	%(h)	1.24	%(h)
Portfolio turnover rate	87	%(e)	350%		328%		488%		523	%(e)	512%
Net assets, end of period (000's)	$9,309		$7,823		$3,183		$2,200		$1,246		$7

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Technology Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class C Shares	2007		2006		2005		2004 (a)
Net Asset Value, Beginning of Period	$9.12		$8.59		$6.41		$6.48
Income from Investment Operations:
Net investment loss (b)	(0.08)		(0.16)		(0.17)		(0.14)
Net realized and unrealized gain on investments, futures contracts and written options	1.01		1.19		2.35		0.07
Total from investment operations	0.93		1.03		2.18		(0.07)
Less Distributions Declared to Shareholders:
From net realized gains	—		(0.50)		—		—
Net Asset Value, End of Period	$10.05		$9.12		$8.59		$6.41
Total return (c)	10.20	%(d)	11.95	%(e)	34.01	%(e)	(1.08	)%(e)
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (f)	2.12	%(g)	2.20%		2.60%		2.65	%(g)
Interest expense	—	%(g)(h)	—	%(h)	—		—
Total expenses (f)	2.12	%(g)	2.20%		2.60%		2.65	%(g)
Net investment loss (f)	(1.74	)%(g)	(1.70)%		(2.23)%		(2.18	)%(g)
Waiver/Reimbursement	—		—	%(h)	0.06%		0.68	%(g)
Portfolio turnover rate	87	%(d)	350%		328%		488%
Net assets, end of period (000's)	$29,590		$21,018		$1,972		$488

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming no contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Technology Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Period Ended December 31,
Class D Shares	2007		2006		2005		2004		2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$9.15		$8.62		$6.43		$5.88		$3.78		$3.82
Income from Investment Operations:
Net investment loss (c)	(0.08)		(0.16)		(0.18)		(0.16)		(0.07)		(0.01)
Net realized and unrealized gain (loss) on investments, futures contracts and written options	1.02		1.19		2.37		0.71		2.17		(0.03)
Total from investment operations	0.94		1.03		2.19		0.55		2.10		(0.04)
Less Distributions Declared to Shareholders:
From net realized gains	—		(0.50)		—		—		—		—
Net Asset Value, End of Period	$10.09		$9.15		$8.62		$6.43		$5.88		$3.78
Total return (d) 10.27%(e)	11.90	%(f)	34.06	%(f)	9.35	%(f)	55.56	%(e)(f)	(1.05	)%(	e)(f)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (g)	2.12	%(h)	2.20%		2.60%		2.65%		2.65	%(h)	2.51	%(h)
Interest expense	—	%(h)(i)	—	%(i)	—		—		—		—
Total expenses (g)	2.12	%(h)	2.20%		2.60%		2.65%		2.65	%(h)	2.51	%(h)
Net investment loss (g)	(1.72	)%(h)	(1.72)%		(2.30)%		(2.31)%		(2.13	)%(h)	(2.10	)%(h)
Waiver/Reimbursement	—		—	%(i)	0.06%		0.77%		4.00	%(h)	1.24	%(h)
Portfolio turnover rate	87	%(e)	350%		328%		488%		523	%(f)	512%
Net assets, end of period (000's)	$27		$26		$22		$21		$15		$1

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming no contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Technology Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended December 31,
Class Z Shares	2007		2006		2005		2004		2003 (a)		2002 (b)		2001
Net Asset Value, Beginning of Period	$9.43		$8.86		$6.55		$5.93		$3.79		$6.13		$8.63
Income from Investment Operations:
Net investment loss	(0.04	)(c)	(0.07	)(c)	(0.10	)(c)	(0.09	)(c)	(0.04	)(c)	(0.06	)(c)	(0.08)
Net realized and unrealized gain (loss) on investments, futures contracts and written options	1.05		1.22		2.41		0.71		2.18		(2.28)		(2.42)
Total from investment operations	1.01		1.15		2.31		0.62		2.14		(2.34)		(2.50)
Less Distributions Declared to Shareholders:
From net realized gains	—		(0.58)		—		—		—		—		—
Net Asset Value, End of Period	$10.44		$9.43		$8.86		$6.55		$5.93		$3.79		$6.13
Total return (d)	10.71	%(e)	13.01	%(f)	35.27	%(f)	10.46	%(f)	56.46	%(e)(f)	(38.17	)%(e)(f)	(28.97	)%(e)(f)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (g)	1.12	%(h)	1.20%		1.60%		1.65%		1.65	%(h)	1.65%		1.69%
Interest expense	—	%(h)(i)	—	%(i)	—		—		—		—		—
Total expenses (g)	1.12	%(h)	1.20%		1.60%		1.65%		1.65	%(h)	1.65%		1.69%
Net investment income (loss) (g)	(0.73	)%(h)	(0.71)%		(1.29)%		(1.30)%		(1.19	)%(h)	(1.24)%		(1.26)%
Waiver/Reimbursement	—		—	%(i)	0.06%		0.53%		2.73	%(h)	1.33%		1.13%
Portfolio turnover rate	87	%(e)	350%		328%		488%		523	%(f)	512%		413%
Net assets, end of period (000's)	$104,139		$70,767		$40,947		$30,268		$19,663		$8,055		$10,385

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Investor Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ened February 28,		Year Ended August 31,						Period Ended August 31,		Period Ended December 31,
Class A Shares	2007		2006		2005		2004		2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$21.22		$21.21		$18.37		$15.95		$13.13		$12.72
Income from Investment Operations:
Net investment income (c)	0.04		0.13		0.01		0.03		0.06		0.01
Net realized and unrealized gain on investments and foreign currency	1.47		1.54		3.08		2.46		2.76		0.40
Total from investment operations	1.51		1.67		3.09		2.49		2.82		0.41
Less Distributions Declared to Shareholders:
From net investment income	(0.10)		(0.14)		(0.03)		(0.07)		—		—
From net realized gains	(2.68)		(1.52)		(0.22)		—		—		—
Total Distributions Declared to Shareholders	(2.78)		(1.66)		(0.25)		(0.07)		—		—
Net Asset Value, End of Period	$19.95		$21.22		$21.21		$18.37		$15.95		$13.13
Total return (d)	8.04	%(e)(f)	8.26	%(e)	16.88	%(e)	15.64	%(e)	21.48	%(f)	3.22	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	1.24	%(h)	1.24%		1.24%		1.27%		1.30	%(h)	1.21	%(h)
Net investment income (g)	0.42	%(h)	0.65%		0.64%		0.19%		0.60	%(h)	0.64	%(h)
Waiver/Reimbursement	0.09	%(h)	0.01%		0.03%		0.01%		—		—
Portfolio turnover rate	72	%(f)	82%		80%		106%		68	%(f)	188%
Net assets, end of period (000's)	$249,393		$170,201		$169,340		$99,608		$60,112		$53,526

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%..

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Investor Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Period Ended December 31,
Class B Shares	2007		2006	2005	2004	2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$20.81		$20.84	$18.17	$15.82	$13.10		$12.72
Income from Investment Operations:
Net investment loss (c)	(0.03)		(0.02)	— (d)	(0.10)	(0.03)		(0.01)
Net realized and unrealized gain on investments and foreign currency	1.44		1.51	2.89	2.45	2.75		0.39
Total from investment operations	1.41		1.49	2.89	2.35	2.72		0.38
Less Distributions Declared to Shareholders:
From net realized gains	(2.68)		(1.52)	(0.22)	—	—		—
Net Asset Value, End of Period	$19.54		$20.81	$20.84	$18.17	$15.82		$13.10
Total return (e)(f)	7.67	%(g)	7.47%	15.97%	14.85%	20.76	%(g)	2.99	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	1.99	%(i)	1.99%	1.99%	2.02%	2.22	%(i)	2.36	%(i)
Net investment loss (h)	(0.35	)%(i)	(0.10)%	(0.09)%	(0.57)%	(0.33	)%(i)	(0.51	)%(i)
Waiver/Reimbursement	0.09	%(i)	0.01%	0.03%	0.14%	0.23	%(i)	0.23	%(i)
Portfolio turnover rate	72	%(g)	82%	80%	106%	68	%(g)	188%
Net assets, end of period (000's)	$55,056		$51,446	$49,318	$22,071	$3,398		$2,350

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Investor Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,
Class C Shares	2007		2006	2005	2004 (a)
Net Asset Value, Beginning of Period	$20.82		$20.85	$18.18	$16.42
Income from Investment Operations:
Net investment loss (b)	(0.03)		(0.02)	— (c)	(0.09)
Net realized and unrealized gain on investments and foreign currency	1.43		1.51	2.89	1.85
Total from investment operations	1.40		1.49	2.89	1.76
Less Distributions Declared to Shareholders:
From net realized gains	(2.68)		(1.52)	(0.22)	—
Net Asset Value, End of Period	$19.54		$20.82	$20.85	$18.18
Total return (d)(e)	7.61	%(f)	7.46%	15.96%	10.72	%(f)
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	1.99	%(h)	1.99%	1.99%	2.05	%(h)
Net investment loss (g)	(0.36	)%(h)	(0.10)%	(0.09)%	(0.57	)%(h)
Waiver/Reimbursement	0.09	%(h)	0.01%	0.03%	0.07	%(h)
Portfolio turnover rate	72	%(f)	82%	80%	106%
Net assets, end of period (000's)	$44,215		$43,881	$39,253	$14,821

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Investor Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unauditrd) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Period Ended December 31,
Class D Shares	2007		2006	2005	2004	2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$20.80		$20.84	$18.17	$15.81	$13.11		$12.72
Income from Investment Operations:
Net investment loss (c)	(0.03)		(0.02)	— (d)	(0.08)	(0.05)		(0.01)
Net realized and unrealized gain on investments and foreign currency	1.44		1.50	2.89	2.44	2.75		0.40
Total from investment operations	1.41		1.48	2.89	2.36	2.70		0.39
Less Distributions Declared to Shareholders:
From net realized gains	(2.68)		(1.52)	(0.22)	—	—		—
Net Asset Value, End of Period	$19.53		$20.80	$20.84	$18.17	$15.81		$13.11
Total return (e)(f)	7.67	%(g)	7.42%	15.97%	14.93%	20.59	%(g)	3.07	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	1.99	%(i)	1.99%	1.99%	1.94%	2.34	%(i)	2.28	%(i)
Net investment loss (h)	(0.35	)%(i)	(0.10)%	(0.14)%	(0.48)%	(0.48	)%(i)	(0.43	)%(i)
Waiver/Reimbursement	0.09	%(i)	0.01%	0.03%	0.12%	0.15	%(i)	0.15	%(i)
Portfolio turnover rate	72	%(g)	82%	80%	106%	68	%(g)	188%
Net assets, end of period (000's)	$462		$431	$525	$693	$704		$355

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Investor Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended December 31,
Class Z Shares	2007		2006		2005		2004		2003 (a)		2002 (b)		2001
Net Asset Value, Beginning of Period	$21.28		$21.27		$18.42		$15.98		$13.14		$14.52		$11.23
Income from Investment Operations:
Net investment income	0.07	(c)	0.18	(c)	0.01	(c)	0.08	(c)	0.08	(c)	0.10	(c)	0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.46		1.54		3.13		2.47		2.76		(1.35)		3.29
Total from investment operations	1.53		1.72		3.14		2.55		2.84		(1.25)		3.34
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.19)		(0.07)		(0.11)		—		(0.11)		(0.05)
From net realized gains	(2.68)		(1.52)		(0.22)		—		—		(0.02)		—
Total Distributions Declared to Shareholders	(2.84)		(1.71)		(0.29)		(0.11)		—		(0.13)		(0.05)
Net Asset Value, End of Period	$19.97		$21.28		$21.27		$18.42		$15.98		$13.14		$14.52
Total return (d)	8.17	%(e)(f)	8.50	%(e)	17.16	%(e)	15.98	%(e)	21.61	%(e)(f)	(8.56	)%(e)	29.76%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	0.98	%(h)	0.99%		0.99%		1.02%		1.08	%(h)	1.23%		1.13%
Net investment income (g)	0.70	%(h)	0.89%		0.86%		0.44%		0.82	%(h)	0.62%		0.71%
Waiver/Reimbursement	0.09	%(h)	0.01%		0.03%		0.03%		0.03	%(h)	0.03%		—
Portfolio turnover rate	72	%(f)	82%		80%		106%		68	%(f)	188%		278%
Net assets, end of period (000's)	$833,046		$179,027		$267,380		$272,178		$227,454		$209,610		$139,504

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Balanced Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Period Ended December 31,
Class A Shares	2007		2006		2005	2004	2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$22.51		$21.75		$19.86	$19.18	$17.52		$17.58
Income from Investment Operations:
Net investment income (c)	0.22		0.38		0.02 (d)	0.29	0.16		0.03
Net realized and unrealized gain on investments and futures contracts	1.46		0.78		2.28	0.67	1.64		—	(e)
Total from investment operations	1.68		1.16		2.30	0.96	1.80		0.03
Less Distributions Declared to Shareholders:
From net investment income	(0.24)		(0.40)		(0.41)	(0.28)	(0.14)		(0.09)
Net Asset Value, End of Period	$23.95		$22.51		$21.75	$19.86	$19.18		$17.52
Total return (f)	7.48	%(h)	5.40	%(g)	11.72%	4.99%	10.35	%(h)	0.19	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Operating expense (i)	1.02	%(j)	0.98%		1.02%	1.02%	1.42	%(j)	1.17	%(j)
Interest expense	—		—	%(k)	—	—	—		—
Total expenses (i)	1.02	%(j)	0.98%		1.02%	1.02%	1.42	%(j)	1.17	%(j)
Net investment income (i)	1.87	%(j)	1.71%		1.80%	1.45%	1.32	%(j)	2.03	%(j)
Waiver/Reimbursement	—		0.01%		—	—	—		—
Portfolio turnover rate	35	%(h)	59%		63%	158%	110	%(h)	98%
Net assets, end of period (000's)	$5,245		$4,137		$3,378	$2,577	$670		$146

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Balanced Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Period Ended December 31,
Class B Shares	2007		2006		2005	2004	2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$22.47		$21.72		$19.83	$19.16	$17.52		$17.58
Income from Investment Operations:
Net investment income (c)	0.13		0.21		0.01 (d)	0.14	0.07		0.02
Net realized and unrealized gain (loss) on investments and futures contracts	1.46		0.78		2.14	0.66	1.65		(0.01)
Total from investment operations	1.59		0.99		2.15	0.80	1.72		0.01
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.24)		(0.26)	(0.13)	(0.08)		(0.07)
Net Asset Value, End of Period	$23.91		$22.47		$21.72	$19.83	$19.16		$17.52
Total return (e)	7.10	%(g)	4.57	%(f)	10.91%	4.17%	9.83	%(g)	0.06	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (h)	1.77	%(i)	1.73%		1.77%	1.77%	2.17	%(i)	1.92	%(i)
Interest expense	—		—	%(j)	—	—	—		—
Total expenses (h)	1.77	%(i)	1.73%		1.77%	1.77%	2.17	%(i)	1.92	%(i)
Net investment income (h)	1.10	%(i)	0.95%		1.07%	0.71%	0.59	%(i)	1.28	%(i)
Waiver/Reimbursement	—		0.01%		—	—	—		—
Portfolio turnover rate	35	%(g)	59%		63%	158%	110	%(g)	98%
Net assets, end of period (000's)	$7,034		$7,213		$8,149	$7,286	$3,349		$608

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Balanced Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,
Class C Shares	2007		2006		2005	2004 (a)
Net Asset Value, Beginning of Period	$22.48		$21.72		$19.83	$19.59
Income from Investment Operations:
Net investment income (b)	0.13		0.21		0.01 (c)	0.13
Net realized and unrealized gain on investments and futures contracts	1.45		0.79		2.14	0.23
Total from investment operations	1.58		1.00		2.15	0.36
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.24)		(0.26)	(0.12)
Net Asset Value, End of Period	$23.91		$22.48		$21.72	$19.83
Total return (d)	7.05	%(f)	4.62	%(e)	10.91%	1.82	%(f)
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (g)	1.77	%(h)	1.73%		1.77%	1.80	%(h)
Interest expense	—		—	%(i)	—	—
Total expenses (g)	1.77	%(h)	1.73%		1.77%	1.80	%(h)
Net investment income (g)	1.10	%(h)	0.98%		1.06%	0.72	%(h)
Waiver/Reimbursement	—		0.01%		—	—
Portfolio turnover rate	35	%(f)	59%		63%	158%
Net assets, end of period (000's)	$1,398		$1,491		$952	$730

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than $0.01.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Balanced Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Period Ended December 31,
Class D Shares	2007		2006		2005	2004	2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$22.47		$21.72		$19.82	$19.17	$17.51		$17.58
Income from Investment Operations:
Net investment income (c)	0.13		0.21		0.01 (d)	0.15	0.11		0.02
Net realized and unrealized gain (loss) on investments and futures contracts	1.46		0.78		2.15	0.65	1.64		(0.02)
Total from investment operations	1.59		0.99		2.16	0.80	1.75		—
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.24)		(0.26)	(0.15)	(0.09)		(0.07)
Net Asset Value, End of Period	$23.91		$22.47		$21.72	$19.82	$19.17		$17.51
Total return (e)	7.10	%(g)	4.57	%(f)	10.97%	4.14%	10.01	%(g)	0.01	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (h)	1.77	%(i)	1.73%		1.77%	1.77%	1.87	%(i)	1.92	%(i)
Interest expense	—		—	%(j)	—	—	—		—
Total expenses (h)	1.77	%(i)	1.73%		1.77%	1.77%	1.87	%(i)	1.92	%(i)
Net investment income (h)	1.09	%(i)	0.95%		1.07%	0.74%	0.89	%(i)	1.28	%(i)
Waiver/Reimbursement	—		0.01%		—	—	—		—
Portfolio turnover rate	35	%(g)	59%		63%	158%	110	%(g)	98%
Net assets, end of period (000's)	$217		$239		$320	$361	$770		$446

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Balanced Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended December 31,
Class Z Shares	2007		2006		2005		2004	2003 (a)		2002 (b)	2001
Net Asset Value, Beginning of Period	$22.50		$21.74		$19.84		$19.19	$17.51		$20.67	$22.96
Income from Investment Operations:
Net investment income	0.25	(c)	0.43	(c)	0.01	(c)(d)	0.35 (c)	0.24	(c)	0.47 (c)	0.57
Net realized and unrealized gain (loss) on investments and futures contracts	1.46		0.79		2.36		0.66	1.64		(3.13)	(2.27)
Total from investment operations	1.71		1.22		2.37		1.01	1.88		(2.66)	(1.70)
Less Distributions Declared to Shareholders:
From net investment income	(0.27)		(0.46)		(0.47)		(0.36)	(0.20)		(0.50)	(0.59)
Net Asset Value, End of Period	$23.94		$22.50		$21.74		$19.84	$19.19		$17.51	$20.67
Total return (e)	7.62	%(g)	5.66	%(f)	12.06%		5.27%	10.81	%(g)	(12.97)%	(7.40)%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (h)	0.77	%(i)	0.73%		0.77%		0.77%	0.77	%(i)	0.70%	0.67%
Interest expense	—		—	%(j)	—		—	—		—	—
Total expenses (h)	0.77	%(i)	0.73%		0.77%		0.77%	0.77	%(i)	0.70%	0.67%
Net investment income (h)	2.10	%(i)	1.94%		2.11%		1.73%	2.03	%(i)	2.50%	2.70%
Waiver/Reimbursement	—		0.01%		—		—	—		—	—
Portfolio turnover rate	35	%(g)	59%		63%		158%	110	%(g)	98%	111%
Net assets, end of period (000's)	$207,532		$226,694		$301,109		$483,746	$640,402		$668,290	$983,749

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Oregon Intermediate Municipal Bond Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Period Ended December 31,
Class A Shares	2007		2006		2005	2004	2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$12.24		$12.45		$12.45	$12.25	$12.50		$12.52
Income from Investment Operations:
Net investment income (c)	0.23		0.45		0.46	0.46	0.29		0.08
Net realized and unrealized gain (loss) on investments	0.03		(0.20)		0.03	0.34	(0.22)		0.07
Total from investment operations	0.26		0.25		0.49	0.80	0.07		0.15
Less Distributions Declared to Shareholders:
From net investment income	(0.23)		(0.46)		(0.45)	(0.46)	(0.31)		(0.08)
From net realized gains	—		—		(0.04)	(0.14)	(0.01)		(0.09)
Total Distributions Declared to Shareholders	(0.23)		(0.46)		(0.49)	(0.60)	(0.32)		(0.17)
Net Asset Value, End of Period	$12.27		$12.24		$12.45	$12.45	$12.25		$12.50
Total return (d)	2.13	%(f)	2.05	%(e)	4.05%	6.68%	0.56	%(f)	1.19	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	0.88	%(h)	0.89%		0.89%	0.92%	1.16	%(h)	0.92	%(h)
Net investment income (g)	3.76	%(h)	3.72%		3.71%	3.73%	3.52	%(h)	4.11	%(h)
Waiver/Reimbursement	—		—	%(i)	—	—	—		—
Portfolio turnover rate	9	%(f)	2%		9%	11%	10	%(f)	21%
Net assets, end of period (000's)	$6,344		$6,507		$4,300	$3,680	$2,138		$477

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Oregon Intermediate Municipal Bond Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Period Ended December 31,
Class B Shares	2007		2006		2005	2004	2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$12.24		$12.45		$12.45	$12.25	$12.50		$12.52
Income from Investment Operations:
Net investment income (c)	0.18		0.37		0.37	0.37	0.24		0.06
Net realized and unrealized gain (loss) on investments	0.03		(0.22)		0.03	0.34	(0.23)		0.08
Total from investment operations	0.21		0.15		0.40	0.71	0.01		0.14
Less Distributions Declared to Shareholders:
From net investment income	(0.18)		(0.36)		(0.36)	(0.37)	(0.25)		(0.07)
From net realized gains	—		—		(0.04)	(0.14)	(0.01)		(0.09)
Total Distributions Declared to Shareholders	(0.18)		(0.36)		(0.40)	(0.51)	(0.26)		(0.16)
Net Asset Value, End of Period	$12.27		$12.24		$12.45	$12.45	$12.25		$12.50
Total return (d)	1.75	%(f)	1.29	%(e)	3.26%	5.87%	0.05	%(f)	1.10	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	1.63	%(h)	1.64%		1.64%	1.68%	1.86	%(h)	1.67	%(h)
Net investment income (g)	3.01	%(h)	3.00%		2.96%	2.97%	2.83	%(h)	3.36	%(h)
Waiver/Reimbursement	—		—	%(i)	—	—	—		—
Portfolio turnover rate	9	%(f)	2%		9%	11%	10	%(f)	21%
Net assets, end of period (000's)	$890		$913		$1,226	$1,190	$999		$373

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Oregon Intermediate Municipal Bond Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended				Period Ended
	February 28,		Year Ended August 31,		August 31,
Class C Shares	2007		2006	2005	2004 (a)
Net Asset Value, Beginning of Period	$12.24		$12.45	$12.45	$12.42
Income from Investment Operations:
Net investment income (b)	0.20		0.41	0.41	0.36
Net realized and unrealized gain (loss) on investments	0.03		(0.21)	0.03	0.18
Total from investment operations	0.23		0.20	0.44	0.54
Less Distributions Declared to Shareholders:
From net investment income	(0.20)		(0.41)	(0.40)	(0.37)
From net realized gains	—		—	(0.04)	(0.14)
Total Distributions Declared to Shareholders	(0.20)		(0.41)	(0.44)	(0.51)
Net Asset Value, End of Period	$12.27		$12.24	$12.45	$12.45
Total return (c)(d)	1.93	%(e)	1.64%	3.64%	4.41	%(e)
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	1.28	%(g)	1.29%	1.29%	1.30	%(g)
Net investment income (f)	3.35	%(g)	3.33%	3.31%	3.28	%(g)
Waiver/Reimbursement	0.35	%(g)	0.35%	0.35%	0.35	%(g)
Portfolio turnover rate	9	%(e)	2%	9%	11%
Net assets, end of period (000's)	$733		$616	$601	$278

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Oregon Intermediate Municipal Bond Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Period Ended December 31,
Class D Shares	2007		2006	2005	2004	2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$12.24		$12.45	$12.45	$12.25	$12.50		$12.52
Income from Investment Operations:
Net investment income (c)	0.20		0.41	0.41	0.41	0.27		0.07
Net realized and unrealized gain (loss) on investments	0.03		(0.21)	0.03	0.34	(0.23)		0.07
Total from investment operations	0.23		0.20	0.44	0.75	0.04		0.14
Less Distributions Declared to Shareholders:
From net investment income	(0.20)		(0.41)	(0.40)	(0.41)	(0.28)		(0.07)
From net realized gains	—		—	(0.04)	(0.14)	(0.01)		(0.09)
Total Distributions Declared to Shareholders	(0.20)		(0.41)	(0.44)	(0.55)	(0.29)		(0.16)
Net Asset Value, End of Period	$12.27		$12.24	$12.45	$12.45	$12.25		$12.50
Total return (d)(e)	1.92	%(f)	1.64%	3.62%	6.25%	0.32	%(f)	1.14	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	1.28	%(h)	1.29%	1.29%	1.33%	1.43	%(h)	1.32	%(h)
Net investment income (g)	3.37	%(h)	3.34%	3.31%	3.34%	3.30	%(h)	3.71	%(h)
Waiver/Reimbursement	0.35	%(h)	0.35%	0.35%	0.35%	0.35	%(h)	0.35	%(h)
Portfolio turnover rate	9	%(f)	2%	9%	11%	10	%(f)	21%
Net assets, end of period (000's)	$495		$634	$764	$790	$700		$488

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Oregon Intermediate Municipal Bond Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended December 31,
Class Z Shares	2007		2006		2005	2004	2003 (a)		2002 (b)	2001
Net Asset Value, Beginning of Period	$12.24		$12.45		$12.45	$12.25	$12.50		$12.08	$12.13
Income from Investment Operations:
Net investment income	0.24	(c)	0.49	(c)	0.49 (c)	0.50 (c)	0.34	(c)	0.55 (c)	0.57
Net realized and unrealized gain (loss) on investments	0.03		(0.21)		0.03	0.34	(0.23)		0.54	(0.02)
Total from investment operations	0.27		0.28		0.52	0.84	0.11		1.09	0.55
Less Distributions Declared to Shareholders:
From net investment income	(0.24)		(0.49)		(0.48)	(0.50)	(0.35)		(0.55)	(0.57)
From net realized gains	—		—		(0.04)	(0.14)	(0.01)		(0.12)	(0.03)
Total Distributions Declared to Shareholders	(0.24)		(0.49)		(0.52)	(0.64)	(0.36)		(0.67)	(0.60)
Net Asset Value, End of Period	$12.27		$12.24		$12.45	$12.45	$12.25		$12.50	$12.08
Total return (d)	2.25	%(f)	2.31	%(e)	4.31%	6.97%	0.83	%(f)	9.24%	4.55%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	0.63	%(h)	0.64%		0.64%	0.65%	0.68	%(h)	0.58%	0.57%
Net investment income (g)	4.01	%(h)	3.99%		3.96%	4.03%	4.13	%(h)	4.45%	4.64%
Waiver/Reimbursement	—		—	%(i)	—	—	—		—	—
Portfolio turnover rate	9	%(f)	2%		9%	11%	10	%(f)	21%	14%
Net assets, end of period (000's)	$380,790		$380,653		$410,706	$434,509	$485,427		$508,865	$491,638

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Conservative High Yield Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Period Ended December 31,
Class A Shares	2007		2006		2005	2004	2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$8.27		$8.62		$8.69	$8.49	$8.37		$8.17
Income from Investment Operations:
Net investment income (c)	0.26		0.50		0.48	0.50	0.33		0.09
Net realized and unrealized gain (loss) on investments	0.24		(0.32)		(0.03)	0.24	0.15		0.20
Total from investment operations	0.50		0.18		0.45	0.74	0.48		0.29
Less Distributions Declared to Shareholders:
From net investment income	(0.27)		(0.53)		(0.52)	(0.54)	(0.36)		(0.09)
Net Asset Value, End of Period	$8.50		$8.27		$8.62	$8.69	$8.49		$8.37
Total return (d)	6.14	%(e)	2.16	%(f)	5.31%	8.90%	5.81	%(e)	3.50	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (g)	1.04	%(h)	0.97%		0.95%	1.01%	1.07	%(h)	1.15	%(h)
Interest expense	—	%(h)(i)	—		—	—	—		—
Total expenses (g)	1.04	%(h)	0.97%		0.95%	1.01%	1.07	%(h)	1.15	%(h)
Net investment income (g)	6.23	%(h)	5.97%		5.55%	5.74%	5.82	%(h)	6.46	%(h)
Waiver/Reimbursement	—		—	%(i)	—	—	—		—
Portfolio turnover rate	26	%(e)	31%		40%	41%	38	%(e)	42%
Net assets, end of period (000's)	$138,456		$170,575		$321,402	$335,841	$193,267		$33,992

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Conservative High Yield Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended						Period Ended		Period Ended
	February 28,		Year Ended August 31,				August 31,		December 31,
Class B Shares	2007		2006		2005	2004	2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$8.27		$8.62		$8.69	$8.49	$8.37		$8.17
Income from Investment Operations:
Net investment income (c)	0.23		0.44		0.42	0.43	0.28		0.07
Net realized and unrealized gain (loss) on investments	0.24		(0.32)		(0.03)	0.24	0.15		0.20
Total from investment operations	0.47		0.12		0.39	0.67	0.43		0.27
Less Distributions Declared to Shareholders:
From net investment income	(0.24)		(0.47)		(0.46)	(0.47)	(0.31)		(0.07)
Net Asset Value, End of Period	$8.50		$8.27		$8.62	$8.69	$8.49		$8.37
Total return (d)	5.75	%(e)	1.40	%(f)	4.53%	8.07%	5.20	%(e)	3.33	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (g)	1.79	%(h)	1.72%		1.70%	1.77%	1.94	%(h)	1.90	%(h)
Interest expense	—	%(h)(i)	—		—	—	—		—
Total expenses (g)	1.79	%(h)	1.72%		1.70%	1.77%	1.94	%(h)	1.90	%(h)
Net investment income (g)	5.48	%(h)	5.21%		4.80%	4.97%	4.93	%(h)	5.71	%(h)
Waiver/Reimbursement	—		—	%(i)	—	—	—		—
Portfolio turnover rate	26	%(e)	31%		40%	41%	38	%(e)	42%
Net assets, end of period (000's)	$61,044		$66,886		$89,101	$102,038	$89,950		$16,701

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Conservative High Yield Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended				Period Ended
	February 28,		Year Ended August 31,		August 31,
Class C Shares	2007		2006	2005	2004 (a)
Net Asset Value, Beginning of Period	$8.27		$8.62	$8.69	$8.64
Income from Investment Operations:
Net investment income (b)	0.23		0.45	0.43	0.39
Net realized and unrealized gain (loss) on investments	0.25		(0.32)	(0.03)	0.09
Total from investment operations	0.48		0.13	0.40	0.48
Less Distributions Declared to Shareholders:
From net investment income	(0.25)		(0.48)	(0.47)	(0.43)
Net Asset Value, End of Period	$8.50		$8.27	$8.62	$8.69
Total return (c)(d)	5.83	%(e)	1.55%	4.69%	5.65	%(e)
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (f)	1.64	%(g)	1.57%	1.55%	1.61	%(g)
Interest expense	—	%(g)(h)	—	—	—
Total expenses (f)	1.64	%(g)	1.57%	1.55%	1.61	%(g)
Net investment income (f)	5.64	%(g)	5.37%	4.95%	5.03	%(g)
Waiver/Reimbursement	0.15	%(g)	0.15%	0.15%	0.15	%(g)
Portfolio turnover rate	26	%(e)	31%	40%	41%
Net assets, end of period (000's)	$10,635		$11,653	$18,002	$20,126

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Conservative High Yield Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Period Ended December 31,
Class D Shares	2007		2006	2005	2004	2003 (a)		2002 (b)
Net Asset Value, Beginning of Period	$8.27		$8.62	$8.69	$8.49	$8.37		$8.17
Income from Investment Operations:
Net investment income (c)	0.23		0.45	0.43	0.44	0.29		0.07
Net realized and unrealized gain (loss) on investments	0.25		(0.32)	(0.03)	0.24	0.15		0.20
Total from investment operations	0.48		0.13	0.40	0.68	0.44		0.27
Less Distributions Declared to Shareholders:
From net investment income	(0.25)		(0.48)	(0.47)	(0.48)	(0.32)		(0.07)
Net Asset Value, End of Period	$8.50		$8.27	$8.62	$8.69	$8.49		$8.37
Total return (d)(e)	5.83	%(f)	1.56%	4.69%	8.23%	5.35	%(f)	3.35	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (g)	1.64	%(h)	1.57%	1.55%	1.62%	1.73	%(h)	1.75	%(h)
Interest expense	—	%(h)(i)	—	—	—	—		—
Total expenses (g)	1.64	%(h)	1.57%	1.55%	1.62%	1.73	%(h)	1.75	%(h)
Net investment income (g)	5.64	%(h)	5.38%	4.95%	5.12%	5.12	%(h)	5.86	%(h)
Waiver/Reimbursement	0.15	%(h)	0.15%	0.15%	0.15%	0.15	%(h)	0.15	%(h)
Portfolio turnover rate	26	%(f)	31%	40%	41%	38	%(f)	42%
Net assets, end of period (000's)	$30,493		$36,349	$58,739	$86,854	$103,559		$18,035

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Conservative High Yield Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months February 28,		Ended Year Ended August 31,				Period August 31,		Ended Year Ended December 31,
Class Z Shares	2007		2006		2005	2004	2003 (a)		2002 (b)	2001
Net Asset Value, Beginning of Period	$8.27		$8.62		$8.69	$8.49	$8.37		$8.87	$8.98
Income from Investment Operations:
Net investment income	0.27	(c)	0.52	(c)	0.50 (c)	0.52 (c)	0.35	(c)	0.57 (c)	0.67
Net realized and unrealized gain (loss) on investments	0.24		(0.32)		(0.03)	0.24	0.15		(0.48)	(0.09)
Total from investment operations	0.51		0.20		0.47	0.76	0.50		0.09	0.58
Less Distributions Declared to Shareholders:
From net investment income	(0.28)		(0.55)		(0.54)	(0.56)	(0.38)		(0.59)	(0.69)
Net Asset Value, End of Period	$8.50		$8.27		$8.62	$8.69	$8.49		$8.37	$8.87
Total return (d)	6.28	%(e)	2.42	%(f)	5.54%	9.16%	6.04	%(e)	1.17%	6.63%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (g)	0.79	%(h)	0.72%		0.70%	0.77%	0.82	%(h)	0.77%	0.85%
Interest expense	—	%(h)(i)	—		—	—	—		—	—
Total expenses (g)	0.79	%(h)	0.72%		0.70%	0.77%	0.82	%(h)	0.77%	0.85%
Net investment income (g)	6.48	%(h)	6.20%		5.80%	5.97%	6.19	%(h)	6.84%	7.47%
Waiver/Reimbursement	—		—	%(i)	—	—	—		—	—
Portfolio turnover rate	26	%(e)	31%		40%	41%	38	%(e)	42%	69%
Net assets, end of period (000's)	$744,667		$801,811		$1,073,894	$1,186,454	$1,197,340		$702,785	$238,994

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Funds
February 28, 2007 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust I (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Information presented in these financial statements pertains to the following Funds (individually referred to as a "Fund", collectively referred to as the "Funds"):

Columbia International Stock Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Real Estate Equity Fund

Columbia Technology Fund

Columbia Strategic Investor Fund

Columbia Balanced Fund

Columbia Oregon Intermediate Municipal Bond Fund

Columbia Conservative High Yield Fund

As of the close of business on September 15, 2006, Columbia Marsico Mid Cap Growth Fund, a series of Columbia Funds Series Trust, merged into Columbia Mid Cap Growth Fund. As of the close of business on September 22, 2006, Columbia Young Investor Fund, a separate series of Columbia Funds Series Trust I, merged into Columbia Strategic Investor Fund.

All Funds are diversified except for Columbia Technology Fund and Columbia Oregon Intermediate Municipal Bond Fund. Columbia Technology Fund and Columbia Oregon Intermediate Municipal Bond Fund are operating as diversified funds.

Investment Goals

Columbia International Stock Fund seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks issued by companies from at least three countries outside the United States. Columbia Mid Cap Growth Fund seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index. Columbia Small Cap Growth Fund I seeks capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Standard & Poor's SmallCap 600 Index. Columbia Real Estate Equity Fund seeks capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs). Columbia Technology Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks of technology companies that may benefit from technological improvements, advancements or developments. Columbia Strategic Investor Fund seeks long-term growth of capital by using a "value" approach to investing primarily in common stocks. Columbia Balanced Fund seeks high total return by investing in common stocks and debt securities. Columbia Oregon Intermediate Municipal Bond Fund seeks a high level of income exempt from federal and Oregon income tax by investing at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities issued by the State of Oregon (and its political subdivisions, agencies, authorities and instrumentalities). Columbia Conservative High Yield Fund seeks a high level of income, with capital appreciation as a secondary goal, by investing in non-investment-grade, corporate debt securities.

Fund Shares

Each Fund may issue an unlimited number of shares. Each of the Funds, except Columbia International Stock Fund, Columbia Mid Cap Growth Fund and Columbia Small Cap Growth Fund I, offer five classes of shares: Class A, Class B, Class C, Class D and Class Z. Columbia Small Cap Growth Fund I offers four classes of shares: Class A, Class B, Class C, and Class Z. Columbia International Stock Fund offers six classes of shares: Class A, Class B, Class C, Class D, Class G and Class Z. Columbia Mid Cap Growth Fund offers eight classes of shares: Class A, Class B, Class C, Class D, Class G, Class R, Class T and Class Z. Each share class has its own expense structure.

Class A and Class T shares are subject to a front-end sales charge up to 5.75% based on the amount of initial investment. Class A and Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within twelve months of the time of purchase. With the exception of Class B shares of Columbia Oregon Intermediate Municipal Bond Fund which are subject to a maximum CDSC of 3.00%, Class B and Class G shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares

Columbia Funds
February 28, 2007 (Unaudited)

will generally convert to Class A shares eight years after purchase. Class G shares will convert to Class T shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class D shares are closed to new investors. Class D shares are subject to a front-end sales charge of 1.00% (which is currently being waived) and a 1.00% CDSC on shares sold within one year after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in each Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Equity securities and certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Funds' Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Funds' financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific

Columbia Funds
February 28, 2007 (Unaudited)

identification method for both financial statement and federal income tax purposes.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. Certain Funds may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. Certain Funds may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Funds' investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Funds' portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Funds could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

Treasury Inflation Protected Securities

Columbia Balanced Fund may invest in Treasury Inflation Protected Securities ("TIPS"). The principal amount of TIPS is adjusted periodically for inflation based on a monthly published index. Interest payments are based on the inflation-adjusted principal at the time the interest is paid.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while each Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Funds become aware of such, net of non-reclaimable tax withholdings. Awards from class action litigation are recorded as a reduction of cost if the Funds still own the applicable securities on the payment date. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.

The Funds estimate components of distributions from real estate investment trusts (REITs). Distributions received from REITs in excess of income are recorded as a reduction of the cost of the related investments and/or realized gain, as applicable. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset

Columbia Funds
February 28, 2007 (Unaudited)

value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class for Columbia Oregon Intermediate Municipal Bond Fund and Columbia Conservative High Yield Fund. For all other Funds, income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses) are allocated to each class of a Fund based on the relative net assets of each class of that Fund.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Capital Gains Taxes

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Funds accrue for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Dividends and Distributions to Shareholders

Dividends from net investment income of Columbia International Stock Fund, Columbia Mid Cap Growth Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund and Columbia Strategic Investor Fund are declared and paid annually. Dividends from net investment income of Columbia Real Estate Equity Fund and Columbia Balanced Fund are declared and paid quarterly. Dividends from net investment income of Columbia Oregon Intermediate Municipal Bond Fund and Columbia Conservative High Yield Fund are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually for all Funds. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in accordance with federal income tax regulations.

Indemnification

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds. Also, under the Trust's organizational documents and by contract, the Trustees and Officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2006 was as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains	Total
Columbia International Stock Fund	$—	$11,615,869	$13,994,627	$25,610,496
Columbia Mid Cap Growth Fund	—	—	11,213,733	11,213,733
Columbia Small Cap Growth Fund I	—	1,435,895	5,050,791	6,486,686
Columbia Real Estate Equity Fund	—	12,008,348	100,263,948	112,272,296
Columbia Technology Fund	—	3,110,203	2,370,245	5,480,448
Columbia Strategic Investor Fund	—	12,739,296	25,522,746	38,262,042
Columbia Balanced Fund	—	5,697,932	—	5,697,932
Columbia Oregon Intermediate Municipal Bond Fund	15,841,867	1,845	—	15,843,712
Columbia Conservative High Yield Fund	—	81,881,822	—	81,881,822

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Columbia Funds
February 28, 2007 (Unaudited)

Unrealized appreciation and depreciation at February 28, 2007, based on cost of investments for federal income tax purposes, and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Columbia International Stock Fund	$300,572,969	$(7,777,593)	$292,795,376
Columbia Mid Cap Growth Fund	295,267,099	(25,932,265)	269,334,834
Columbia Small Cap Growth Fund I	47,412,056	(5,004,334)	42,407,722
Columbia Real Estate Equity Fund	313,234,259	(3,675,463)	309,558,796
Columbia Technology Fund	32,208,350	(4,757,537)	27,450,813
Columbia Strategic Investor Fund	179,661,978	(15,766,259)	163,895,719
Columbia Balanced Fund	22,188,814	(1,962,530)	20,226,284
Columbia Oregon Intermediate Municipal Bond Fund	16,246,156	(68,137)	16,178,019
Columbia Conservative High Yield Fund	16,380,674	(9,155,385)	7,225,289

The following capital loss carryforwards, determined as of August 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2007	2008	2009	2010	2011	2013	2014	Total
Columbia International Stock Fund	$1,480,126	$2,799,308	$78,345,197	$20,382,060	$—	$—	$—	$103,006,691
Columbia Mid Cap Growth Fund	—	2,753,684	5,137,951	—	—	—	—	7,891,635
Columbia Balanced Fund	—	—	—	7,198,533	10,165,186	—	—	17,363,719
Columbia Oregon Intermediate Municipal Bond Fund	—	—	—	—	—	740,536	—	740,536
Columbia Conservative High Yield Fund	—	—	—	9,535,110	—	—	975,147	10,510,257

Of the capital loss carryforwards attributable to Columbia International Stock Fund, $2,960,252 ($1,480,126 expiring August 31, 2007 and $1,480,126 expiring August 31, 2008), $1,978,773 ($1,319,182 expiring August 31, 2008 and $659,591 expiring August 31, 2009) and $98,067,666 ($77,685,606 expiring August 31, 2009 and $20,382,060 expiring August 31, 2010) remain from the Columbia International Stock Fund's mergers with Liberty Newport International Equity Fund, Stein Roe International Fund and Columbia International Equity Fund, respectively. Total capital loss carryforwards acquired in the current year from the merger with Columbia Newport Tiger Fund were $22,164,746, all of which were utilized to offset current year gains. The availability of the remaining capital loss carryforwards may be limited in a given year.

Columbia Funds
February 28, 2007 (Unaudited)

Of the capital loss carryforwards attributable to Columbia Mid Cap Growth Fund, $7,828,271 ($4,082,077 expiring August 31, 2008 and $3,746,194 expiring August 31, 2009) and $3,761,109 expiring August 31, 2009) remain from the Columbia Mid Cap Growth Fund's merger with Liberty Mid Cap Growth Fund and Stein Roe Capital Opportunities Fund, respectively.

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As determined on August 31, 2006, post-October currency losses and capital losses attributed to security transactions were deferred to September 1, 2006, as follows:

	Currency Losses	Capital Losses
Columbia Technology Fund	$59,529	$2,030,218
Columbia Oregon Intermediate Municipal Bond Fund	—	86,586
Columbia Conservative High Yield Fund	—	(19,928,076)

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Funds and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on each Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Funds and provides administrative and other services to the Funds. Columbia receives a monthly investment advisory fee based on each Fund's average daily net assets at the following annual rates:

	First $200 Million	$200 Million to $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia International Stock Fund	0.87%	0.87%	0.82%	0.77%	0.72%	0.70%	0.68%
Columbia Mid Cap Growth Fund	0.82%	0.82%	0.75%	0.72%	0.67%	0.67%	0.67%
Columbia Small Cap Growth Fund I	0.87%	0.87%	0.82%	0.77%	0.77%	0.77%	0.77%
Columbia Real Estate Equity Fund	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Columbia Technology Fund	0.87%	0.87%	0.82%	0.77%	0.77%	0.77%	0.77%

Columbia Funds
February 28, 2007 (Unaudited)

	First $200 Million	$200 Million to $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Strategic Investor Fund	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Columbia Balanced Fund	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Columbia Oregon Intermediate Municipal Bond Fund	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Columbia Conservative High Yield Fund	0.60%	0.60%	0.55%	0.52%	0.49%	0.49%	0.49%

For the six months ended February 28, 2007, the annualized effective investment advisory fee rates for the Funds, as a percentage of each Fund's average daily net assets, were as follows:

Effective Fee Rate
Columbia International Stock Fund	0.82%
Columbia Mid Cap Growth Fund	0.76%
Columbia Small Cap Growth Fund I	0.87%
Columbia Real Estate Equity Fund	0.75%
Columbia Technology Fund	0.87%
Columbia Strategic Investor Fund	0.57%
Columbia Balanced Fund	0.50%
Columbia Oregon Intermediate Municipal Bond Fund	0.50%
Columbia Conservative High Yield Fund	0.57%

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with State Street Bank and Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Funds. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, the Funds pay State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. Under the State Street Agreements, the combined fee payable to State Street by each Fund will not exceed $140,000 annually. The Funds also reimburse State Street for certain out-of-pocket expenses.

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirement of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services performed in connection with Fund expenses and the requirement of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement. Under separate agreements, Columbia delegated certain functions to State Street. As a result, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. Under its pricing and bookkeeping agreement with the Funds, Columbia received an annual fee at the same fee structure described under the State Street Agreements above. The Funds also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Funds' portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended February 28, 2007, the annualized effective pricing and bookkeeping fee rates for the Funds,

Columbia Funds
February 28, 2007 (Unaudited)

inclusive of out-of-pocket expenses, as a percentage of the Funds' average daily net assets, were as follows:

Effective Fee Rates
Columbia International Stock Fund	0.012%
Columbia Mid Cap Growth Fund	0.011%
Columbia Small Cap Growth Fund I	0.043%
Columbia Real Estate Equity Fund	0.023%
Columbia Technology Fund	0.037%
Columbia Strategic Investor Fund	0.016%
Columbia Balanced Fund	0.054%
Columbia Oregon Intermediate Municipal Bond Fund	0.036%
Columbia Conservative High Yield Fund	0.017%

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

The Transfer Agent has voluntarily agreed to waive up to 0.10% of Columbia International Stock Fund's transfer agent fees. For the six months ended February 28, 2007, the Transfer Agent waived transfer agent fees of $622,492. Columbia may revise or discontinue this waiver at any time.

For the six months ended February 28, 2007, the annualized effective transfer agent fee rates for the Funds, inclusive of out-of-pocket expenses and sub-transfer agent fees, and net of fee waivers if applicable, as a percentage of the Funds' average daily net assets, were as follows:

Effective Fee Rates
Columbia International Stock Fund	0.05%
Columbia Mid Cap Growth Fund	0.09%
Columbia Small Cap Growth Fund I	0.11%
Columbia Real Estate Equity Fund	0.11%
Columbia Technology Fund	0.12%
Columbia Strategic Investor Fund	0.28%
Columbia Balanced Fund	0.11%
Columbia Oregon Intermediate Municipal Bond Fund	0.04%
Columbia Conservative High Yield Fund	0.13%

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Funds. For the six months ended February 28, 2007, the Distributor has retained net underwriting discounts on sales of Class A and Class T shares and net CDSC fees as follows:

	Front-End Sales Charge		Contingent Deferred Sales Charge (CDSC)
	Class A	Class T	Class A	Class B	Class C	Class D	Class G	Class T
Columbia International Stock Fund	$12,440	$—	$91	$16,843	$978	$12	$732	$—
Columbia Mid Cap Growth Fund	7,006	53	116	18,143	1,207	—	209	—
Columbia Small Cap Growth Fund I	9,287	—	94	940	307	—	—	—

Columbia Funds
February 28, 2007 (Unaudited)

	Front-End Sales Charge		Contingent Deferred Sales Charge (CDSC)
	Class A	Class T	Class A	Class B	Class C	Class D	Class G	Class T
Columbia Real Estate Equity Fund	$9,500	$—	$16	$13,819	$265	$30	$—	$—
Columbia Technology Fund	41,752	—	41,752	23,932	16,899	—	—	—
Columbia Strategic Investor Fund	22,549	—	2,277	41,866	2,593	—	—	—
Columbia Balanced Fund	1,772	—	2	6,613	721	—	—	—
Columbia Oregon Intermediate Municipal Bond Fund	321	—	—	1,083	—	—	—	—
Columbia Conservative High Yield Fund	1,513	—	58	108,800	255	83	—	—

The Funds have adopted a Rule 12b-1 plan (the "Plan") which allows the payment of a monthly service and distribution fee to the Distributor based on the average daily net assets of each Fund at the following annual rates:

	Distribution Fee
	Class A(a)	Class B	Class C	Class D	Class G		Class R
Columbia International Stock Fund	—	0.75%	0.75%	0.75%	0.65	%(b)	—
Columbia Mid Cap Growth Fund	0.10%	0.75%	0.75%	0.75%	0.65	%(b)	0.50%
Columbia Small Cap Growth Fund I	0.10%	0.75%	0.75%	—	—		—
Columbia Real Estate Equity Fund	0.10%	0.75%	0.75%	0.75%	—		—
Columbia Technology Fund	0.10%	0.75%	0.75%	0.75%	—		—
Columbia Strategic Investor Fund	—	0.75%	0.75%	0.75%	—		—
Columbia Balanced Fund	0.10%	0.75%	0.75%	0.75%	—		—
Columbia Oregon Intermediate Municipal Bond Fund	0.10%	0.75%	0.75%	0.75%	—		—
Columbia Conservative High Yield Fund	0.10%	0.75%	0.75%	0.75%	—		—

	Service Fee
	Class A(a)	Class B	Class C	Class D	Class G
Columbia International Stock Fund	0.25%	0.25%	0.25%	0.25%	0.50	%(b)
Columbia Mid Cap Growth Fund	0.25%	0.25%	0.25%	0.25%	0.50	%(b)
Columbia Small Cap Growth Fund I	0.25%	0.25%	0.25%	—	—
Columbia Real Estate Equity Fund	0.25%	0.25%	0.25%	0.25%	—

Columbia Funds
February 28, 2007 (Unaudited)

  Service Fee

	Class A(a)	Class B	Class C	Class D	Class G
Columbia Technology Fund	0.25%	0.25%	0.25%	0.25%	—
Columbia Strategic Investor Fund	0.25%	0.25%	0.25%	0.25%	—
Columbia Balanced Fund	0.25%	0.25%	0.25%	0.25%	—
Columbia Oregon Intermediate Municipal Bond Fund	0.25%	0.25%	0.25%	0.25%	—
Columbia Conservative High Yield Fund	0.25%	0.25%	0.25%	0.25%	—

(a)  The Funds' Board of Trustees currently limits payments under the Plan for Class A shares to 0.25% annually of the Class A average daily net assets.

(b)  The Distributor has contractually agreed to limit a portion of the Class G distribution and service fees so that the combined fee does not exceed 0.95% annually of the Class G shares average daily net assets. Of the 0.50% service fee, 0.25% relates to shareholder liaison fees and 0.25% relates to administration support fees.

The Distributor has voluntarily agreed to waive a portion of the Class C and Class D distribution and service fees so that combined these fees do not exceed the annual rates on the average daily net assets of Class C and Class D shares of each Fund as follows:

Columbia Oregon Intermediate Municipal Bond Fund	0.65%
Columbia Conservative High Yield Fund	0.85%

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Shareholder Services Fees

Columbia Mid Cap Growth Fund has adopted shareholder services plans that permit the Fund to pay for certain services provided to Class T shareholders by its financial advisors. The annual service fee may equal up to 0.50% of the Fund's average daily net assets attributable to Class T shares, but will not exceed the Fund's net investment income attributable to Class T shares. Columbia Mid Cap Growth Fund does not intend to pay more than 0.30% for annual Class T shareholder services fees.

Expense Limits and Fee Reimbursements

Columbia has voluntarily agreed to waive fees and reimburse Columbia Technology Fund for certain expenses so that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed the annual rate of 1.65% of the Fund's average daily net assets. This arrangement may be revised or discontinued by Columbia at any time.

Effective September 25, 2006, Columbia has contractually agreed to waive fees and reimburse Columbia Strategic Investor Fund for certain expenses so that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed the annual rate of 0.98% of the Fund's average daily net assets. This arrangement will expire December 31, 2007.

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Funds, are employees of Columbia or its affiliates and with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

Columbia Funds
February 28, 2007 (Unaudited)

Other

Columbia provides certain services to the Funds related to Sarbanes-Oxley requirements. This amount is included in "Other expenses" on the Statements of Operations. For the six months ended February 28, 2007, the Funds paid fees to Columbia for such services as follows:

Columbia International Stock Fund	$1,465
Columbia Mid Cap Growth Fund	1,465
Columbia Small Cap Growth Fund I	1,465
Columbia Real Estate Equity Fund	1,465
Columbia Technology Fund	1,465
Columbia Strategic Investor Fund	1,465
Columbia Balanced Fund	1,465
Columbia Oregon Intermediate Municipal Bond Fund	1,465
Columbia Conservative High Yield Fund	1,465

Note 5. Portfolio Information

For the six months ended February 28, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Columbia International Stock Fund	$—	$—	$443,761,434	$601,503,706
Columbia Mid Cap Growth Fund	—	—	1,120,867,786	1,107,577,987
Columbia Small Cap Growth Fund I	—	—	117,423,777	120,125,432
Columbia Real Estate Equity Fund	—	—	288,770,913	369,071,276
Columbia Technology Fund	—	—	218,357,011	184,372,310
Columbia Strategic Investor Fund	—	—	768,653,316	838,435,221
Columbia Balanced Fund	13,749,180	16,458,661	65,430,407	88,684,381
Columbia Oregon Intermediate Municipal Bond Fund	—	—	39,677,109	33,360,992
Columbia Conservative High Yield Fund	—	—	253,573,992	349,446,221

Columbia Funds
February 28, 2007 (Unaudited)

Note 6. Redemption Fees

Columbia International Stock Fund imposes 2.00% redemption fee to shareholders of the Fund shares who redeem shares held for 60 days or less. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading of funds. The redemption fees, which are retained by the Fund, are accounted for as an addition to paid-in capital and are allocated to each class based on the relative net assets at the time of the redemption. For the six months ended February 28, 2007, the redemption fees for Class A, Class B, Class C, Class D, Class G and Class Z shares of Columbia International Stock Fund amounted to $1,030, $143, $101, $3, $3 and $3,566, respectively.

Note 7. Line of Credit

The Trust and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statements of Operations.

For the six months ended February 28, 2007, the average daily loan balance outstanding on days where borrowings existed for Columbia International Stock Fund was $34,571,429 at a weighted average interest rate of 5.74%.

For the six months ended February 28, 2007, the average daily loan balance outstanding on days where borrowings existed for Columbia Mid Cap Growth Fund was $7,000,000 at a weighted average interest rate of 5.80%.

For the six months ended February 28, 2007, the average daily loan balance outstanding on days where borrowings existed for Columbia Small Cap Growth Fund I was $1,000,000 at a weighted average interest rate of 5.81%.

For the six months ended February 28, 2007, the average daily loan balance outstanding on days where borrowings existed for Columbia Real Estate Equity Fund was $2,750,000 at a weighted average interest rate of 5.86%.

For the six months ended February 28, 2007, the average daily loan balance outstanding on days where borrowings existed for Columbia Technology Fund was $1,333,333 at a weighted average interest rate of 5.81%.

For the six months ended February 28, 2007, the average daily loan balance outstanding on days where borrowings existed for Columbia Conservative High Yield Fund was $1,666,667 at a weighted average interest rate of 5.80%.

Note 8. Shares of Beneficial Interest

As of February 28, 2007, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity in these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia International Stock Fund	62.1%
Columbia Mid Cap Growth Fund	39.6
Columbia Small Cap Growth Fund I	23.7
Columbia Real Estate Equity Fund	22.6
Columbia Conservative High Yield Fund	48.1

Columbia Funds
February 28, 2007 (Unaudited)

In addition, as of February 28, 2007, several of the Funds had shareholders that held greater than 5% of a Fund's shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	Number of Shareholders	% of Shares Outstanding Held
Columbia Mid Cap Growth Fund	1	11.8%
Columbia Small Cap Growth Fund I	1	33.7
Columbia Real Estate Equity Fund	1	21.4
Columbia Technology Fund	1	30.1
Columbia Strategic Investor Fund	1	6.8
Columbia Balanced Fund	1	13.7
Columbia Oregon Intermediate Municipal Bond Fund	1	8.4
Columbia Conservative High Yield Fund	1	13.4

Note 9. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

Columbia Oregon Intermediate Municipal Bond Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. The insurers are rated Aaa by Moody's Investors Services, Inc.

At February 28, 2007, private insurers who insured greater than 5% of the total investments of the Columbia Oregon Intermediate Municipal Bond Fund were as follows:

Insurer	% of Total Investments
Financial Guaranty Insurance Co.	13.8%
MBIA Insurance Corp.	13.2
Financial Security Assurance, Inc.	10.7
Ambac Assurance Corp.	6.6

Foreign Securities

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Geographic Concentration

Columbia Oregon Intermediate Municipal Bond Fund has greater than 5% of its total investments on February 28, 2007 invested in debt obligations issued by the state of Oregon and its political subdivisions, agencies and public authorities. This Fund is more susceptible to economic and political factors adversely affecting issuers of the state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Sector Focus

Companies that are in different but closely related industries are sometimes described as being in the same sector. Although certain Funds do not intend to focus on any particular sector, at times certain Funds may have a large portion of their assets invested in a particular sector. During such times, certain Funds will have greater exposure to the economic and market events affecting such sector than if they were more broadly invested across multiple sectors.

Columbia Funds
February 28, 2007 (Unaudited)

Issuer Focus

As non-diversified funds, the Columbia Real Estate Equity Fund, the Columbia Technology Fund and the Columbia Oregon Intermediate Municipal Bond Fund may invest a greater percentage of their total assets in the securities of fewer issuers than a diversified fund. These Funds may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

Columbia Funds
February 28, 2007 (Unaudited)

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The Plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court, where the parties will seek court approval of the settlement. The terms of the proposed settlement, if approved, will require payments by the Funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

Note 10. Business Combinations & Mergers

On October 7, 2005, Columbia Newport Tiger Fund, a series of a separate Massachusetts business trust, merged into Columbia International Stock Fund. Columbia International Stock Fund received a tax-free transfer of assets from Columbia Newport Tiger Fund as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation[1]
17,616,768	$280,994,524	$21,800,458

Net Assets of Columbia International Stock Fund Prior to Combination	Net Assets of Columbia Newport Tiger Fund Immediately Prior to Combination	Net Assets of Columbia International Stock Fund Immediately After Combination
$1,061,242,112	$280,994,524	$1,342,236,636

1  Unrealized appreciation is included in the Net Assets Received.

On September 15, 2006, Columbia Marsico Mid Cap Growth Fund merged into Columbia Mid Cap Growth Fund. Columbia Mid Cap Growth Fund received a tax-free transfer of assets from Columbia Marsico Mid Cap Growth Fund as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation[1]
23,857,869	$586,999,597	$69,562,262

Net Assets of Columbia Mid Cap Growth Fund Prior to Combination	Net Assets of Columbia Marsico Mid Cap Growth Fund Immediately Prior to Combination	Net Assets of Columbia Mid Cap Growth Fund Immediately After Combination
$865,801,321	$586,999,597	$1,452,800,918

1  Unrealized appreciation is included in the Net Assets Received.

Columbia Funds
February 28, 2007 (Unaudited)

On September 22, 2006, Columbia Young Investor Fund merged into Columbia Strategic Investor Fund. Columbia Strategic Investor Fund received a tax-free transfer of assets from Columbia Young Investor Fund as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation[1]
38,899,210	$720,344,551	$99,182,704

Net Assets of Columbia Strategic Investor Fund Prior to Combination	Net Assets of Columbia Young Investor Fund Immediately Prior to Combination	Net Assets of Columbia Strategic Investor Fund Immediately After Combination
$439,343,046	$720,344,551	$1,159,687,597

1  Unrealized appreciation is included in the Net Assets Received.

Board Consideration and Approval of Investment Advisory Agreements – Columbia Funds

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. Through the Board's Investment Oversight Committees, Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) information about the profitability of the Agreements to Columbia, including potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia's financial results and financial condition, (vi) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds' brokerage, if any, and the use of "soft" commission dollars to pay for research products and services, (viii) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (ix) Columbia's response to various legal and regulatory proceedings since 2003 and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds' independent fee consultant and reviews materials relating to the funds' relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult with independent legal counsel to the Independent Trustees and the independent fee consultant.

The Board of Trustees most recently approved the continuation of the Agreements at its October 2006 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September and October 2006. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that then fund was performing as expected, given these investment decisions, market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that the fund was proposed to be reorganized into another fund, and that such reorganization would result in a reduction in fund expenses.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third party) of each fund's advisory fees and total expense levels to those of the fund's peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering, the fees charged to those accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia's use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds. The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia's investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as expense waivers/reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

•  the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

•  the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

•  so-called "fall-out benefits" to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

•  the draft report provided by the funds' independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2007.

Summary of Management Fee Evaluation by Independent
Fee Consultant – Columbia Funds

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance between the Office of Attorney General of New York State and Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc. October 11, 2006

I. Overview

Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc.1 ("CFD") agreed on February 9, 2005 to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Fund" and together with all such funds or a group of such funds as the "Funds") only if the Independent Members of the Fund's Board of Trustees (such Independent Members of the Fund's Board together with the other members of the Fund's Board, referred to as the "Trustees") appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

On September 14, 2006, the Independent Members of the Funds' Boards retained me as IFC for the Funds. In this capacity, I have prepared the second annual written evaluation of the fee negotiation process. I am successor to the first IFC, Erik Sirri, who prepared the annual evaluation in 2005 and who contributed to the second annual written evaluation until his resignation as IFC in August 2006 to become Director of the Division of Market Regulation at the U.S. Securities and Exchange Commission.2

1  CMA and CFD are subsidiaries of Columbia Management Group, Inc. ("CMG"), which also is the parent of Columbia Management Services, Inc. ("CFS"), the Funds' transfer agent. Before the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC, which was renamed Columbia Management Advisors, LLC and which carries on the business of CMA. CFD also has been renamed Columbia Management Distributors, Inc.

2  I am an independent economic consultant. From August 2005 until August 2006, I provided support to Mr. Sirri as an independent consultant. From 1994 to 2004, I was Chief Economist at the Investment Company Institute. Earlier, I was Section Chief and Assistant Director at the Federal Reserve Board and Professor of Economics at Oklahoma State University. I have no material relationship with Bank of America or CMG, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. To assist me with the report, I engaged NERA Economic Consulting, an independent consulting firm that has had extensive experience in the mutual fund industry. I also have retained Willkie Farr & Gallagher LLP as counsel to advise me in connection with the report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees ... to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." In this role, the IFC does not replace the Trustees in negotiating management fees with CMA, and the IFC does not substitute his or her judgment for that of the Trustees about the reasonableness of proposed fees. As the AOD states, CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees ... using ... an annual independent written evaluation prepared by or under the direction of ... the Independent Fee Consultant."

B. Elements Involved in Managing the Fee Negotiation Process

Managing the fee negotiation process has three elements. One involves reviewing the information provided by CMG to the Trustees for evaluating the proposed management fees and augmenting that information, as necessary, with additional information from CMG or other sources and with further analyses of the information and data. The second element involves reviewing the information and analysis relative to at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

The final element involves providing the Trustees with a written evaluation of the above factors as they relate to the fee negotiation process.

C. Organization of the Annual Evaluation

The 2006 annual evaluation focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In each section, the discussion of the factor considers and analyzes the available data and other information as they bear upon the fee negotiation process. If appropriate, the discussion in the section may point out certain aspects of the proposed fees that may warrant particular attention from the Trustees. The discussion also may suggest other data, information, and approaches that the Trustees might consider incorporating into the fee negotiation process in future years.

In addition to a discussion of the six factors, the report reviews the status of recommendations made in the 2005 IFC evaluation. The 2006 report also summarizes the findings with regard to the six factors and contains a summary of recommendations for possible enhancements to the process.

II. Status of 2005 Recommendations

The 2005 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and includes my assessment of the response to the recommendations.

1.  Recommendation: Trustees should consider requesting more analytical work from CMG in the preparation of future 15(c) materials.

  Status: CMG has provided additional analyses to the Trustees on economies of scale, a comparative analysis of institutional and retail management fees, management fee breakpoints, risk-adjusted performance, fee waivers and expense reimbursements, and CMG's costs and profitability.

2.  Recommendation: Trustees may wish to consider whether CMG should continue expanding the use of Morningstar or other third party data to supplement CMG's fee and performance analysis that is now based primarily on Lipper reports.

  Status: CMG has used data from Morningstar Inc. to compare with data from Lipper Inc. ("Lipper") in performing the Trustees' screening procedures.

3.  Recommendation: Trustees should consider whether...the fund-by-fund screen...should place comparable emphasis on both basis point and quintile information in their evaluation of the funds...Also, the Trustees should consider incorporating sequences of one-year performance into a fund-by-fund screen.

  Status: CMG has not provided Trustees with results of the screening process using percentiles. CMG has provided Trustees with information on the changes in performance and expenses between 2005 and 2006 and data on one-year returns.

4.  Recommendation: Given the volatility of fund performance, the Trustees may want to consider whether a better method exists than th[e] fee waiver process to deal with fund underperformance.

  Status: It is my understanding that the Trustees have determined to address fund underperformance not only through fee waivers and expense caps but also through discussions with CMG regarding the sources of underperformance. CMG has provided Trustees with an analysis of the relationship between breakpoints, expense reimbursements, and fee waivers.

5.  Recommendation: [Seventy-one] percent of funds [have] yet to reach their first management fee breakpoint... Trustees may wish to consider whether the results of my ongoing economies-of-scale work affects the underlying economic assumptions reflected in the existing breakpoint schedules.

  Status: CMG has prepared a memo for the Trustees discussing its views on the nature and sharing of potential economies of scale. The memo discuses CMG's view that economies of scale arise at the complex level rather than the fund level. The memo also describes steps, including the introduction of breakpoints, taken to share economies of scale with shareholders. CMG's analysis, however, does not discuss specific sources of economies of scale and does not link breakpoints to economies of scale that might be realized as the Funds' assets increase.

6.  Recommendation: Trustees should continue working with management to address issues of funds that demonstrate consistent or significant underperformance even if the fee levels for the funds are low.

  Status: Trustees monitor performance on an ongoing basis.

III. Findings

A. General

1.  Based upon my examination of the available information and the six factors, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for the Funds. CMG has provided the Trustees with relevant materials on the six factors through the 15(c) contract renewal process and in materials prepared for review at Board and Committee meetings.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2006 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively strong, especially that of fixed-income Funds. For each of the 1-, 3-, 5- and 10-year performance periods, over 60 percent of the funds have ranked in the top three performance quintiles.

4.  The performance of the equity Funds overall, though less concentrated in the top two quintiles than the fixed-income Funds, improved in 2006 relative to that in 2005. The fixed-income funds maintained the relatively high performance level of 2005 in 2006.

5.  The Funds' overall performance adjusted for risk was significantly stronger than performance unadjusted for risk. Domestic and international equity funds, in particular, moved to higher relative performance rankings after adjusting for risk.

6.  The procedure used to construct the performance universe in which each Fund's performance is ranked relative to comparable funds may bias a Fund's ranking upward within that universe. The bias occurs because the performance ranking procedure includes all share classes of multi-class funds in the universe and because the procedure ranks either no-load or A share classes of the Funds. No-load and A share classes generally have lower total expenses than B and C shares (owing to B and C shares having higher distribution/service fees) and thus, given all else, would outperform many of B and C share classes included in the universe. A preliminary analysis that adjusts for the bias results in a downward movement in the relative performance for the Funds but does not change the general finding that the Funds' performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.  The Funds' management fees and total expenses are generally low relative to those of their peers. At least 56 percent of the Funds are in the first or second quintiles with the lowest fees and expenses and nearly three-fourths or more in the first three quintiles. Equity Funds are more highly concentrated in the first three quintiles than fixed-income Funds.

8.  The fee and expense rankings as whole are similar to those in 2005 in that the majority of funds are ranked in the top quintiles. Nonetheless, a number of individual funds experienced a change in ranking between 2005 and 2006. This fund-level instability may reflect sensitivity of rankings to the composition of the comparison groups, as the membership of the peer groups typically changed substantially between the two years.

9.  The Liberty Money Market Fund VS appears to have a higher management fee structure than that of other Columbia money market funds of comparable asset size.

D. Trustees' Fee and Performance Evaluation Process

10.  The Trustees' evaluation process identified 21 funds in 2006 for further review based upon their relative performance or expenses. Seventeen of these funds had been subject to review in 2004 or 2005.

E. Potential Economies of Scale

11.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG has not, however, identified specific sources of economies of scale nor has it provided any estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation. These measures, although of significant benefit to shareholders, have not been directly linked in the memo to the existence, sources, and magnitude of economies of scale.

F. Management Fees Charged to Institutional Clients

12.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. Based upon the information, institutional fees are generally lower than the Funds' management fees. This pattern is consistent with the economics of the two financial products. Data are not available, however, on actual institutional fees at other money managers. Thus, it is not possible to determine the extent to which differences between the Funds' management fees and institutional fees are consistent with those seen generally in the marketplace.
G. Revenues, Expenses, and Profits

13.  The financial statements and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

IV. Recommendations

A. Performance

1.  Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

2.  Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

B. Economies of Scale

3.  Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

C. Institutional Fees

4.  Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

D. Profitability

5.  Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

6.  Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

7.  Trustees may wish to consider the treatment of the revenue sharing with the Private Bank of Bank of America in their review of CMG's profitability.

Respectfully submitted,
John D. Rea

Appendix – Columbia Funds

Sources of Information Used in the Evaluation

The following list generally describes the sources and types of information that were used in preparing this report.

1.  Performance, management fees, and expense ratios for the Funds and comparable funds from other fund complexes from Lipper and CMG. The sources of this information were CMG and Lipper;

2.  CMG's expenses and profitability obtained directly from CMG;

3.  Information on CMG's organizational structure;

4.  Profitability of publicly traded asset managers from Lipper;

5.  Interviews with CMG staff, including members of senior management, legal staff, heads of affiliates, portfolio managers, and financial personnel;

6.  Documents prepared by CMG for Section 15(c) contract renewals in 2005 and 2006;

7.  Academic research papers, industry publications, professional materials on mutual fund operations and profitability, and SEC releases and studies of mutual fund expenses

8.  Interviews with and documents prepared by Ernst & Young LLP in its review of the Private Bank Revenue Sharing Agreement;

9.  Discussions with Trustees and attendance at Board and committee meetings during which matters pertaining to the evaluation were considered.

In addition, I engaged NERA Economic Consulting ("NERA") to assist me in data management and analysis. NERA has extensive experience in the mutual fund industry that provides unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained attorneys in the Washington, D.C. office of Willkie Farr & Gallagher LLP as outside counsel to advise me in connection with my evaluation.

Finally, meetings and discussions with CMG staff were informative. My participation in Board and committee meetings in which Trustees and CMG management discussed issues relating to management contracts were of great benefit to the preparation of the evaluation.

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Important Information About This Report

Columbia Funds

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the Columbia Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risk, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Funds

Semiannual Report – February 28, 2007

Columbia Management®

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PAID

Holliston, MA

Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/129006-0207 (04/07) 07/37270

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2007